UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Allspring Master Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Registrant is making a filing for 8 of its series: Allspring Core Bond Portfolio, Allspring Disciplined International Developed Markets Portfolio, Allspring Disciplined Large Cap Portfolio, Allspring Large Cap Value Portfolio, Allspring Macro Strategies Portfolio, Allspring Real Return Portfolio, Allspring Small Company Growth Portfolio and Allspring Small Company Value Portfolio.

Date of reporting period: April 30, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

Disciplined Large Cap Portfolio

April 30, 2025

This annual shareholder report contains important information about Disciplined Large Cap Portfolio for the period from May 1, 2024 to April 30, 2025. You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.

What were the Portfolio costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Disciplined Large Cap Portfolio	$30	0.28%

How did the Portfolio perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively, led by large caps.

Changes to the portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

Stock selection was the main contributor to outperformance, adding value in 8 out of 11 sectors. This was led by stock selection within health care, information technology, and communication services. The largest individual contributors were Netflix, Inc.; Spotify Technology SA; and Fortinet, Inc. A small underweight to energy contributed modestly to performance. Variations in sector weights versus the index were relatively small, which is typical for the strategy.

Negative stock selection within energy, real estate, and consumer discretionary detracted from relative performance. The largest individual detractors were Target Corp., Owens Corning, and Valero Energy Corp. The Fund sold Owens Corning and Valero Energy during the period.

Total return based on a $10,000 investment

	Disciplined Large Cap Portfolio	Russell 1000® Index	Russell 3000® Index
6/12/2018	$10,000	$10,000	$10,000
6/30/2018	$9,716	$9,760	$9,762
7/31/2018	$10,029	$10,097	$10,086
8/31/2018	$10,342	$10,445	$10,440
9/30/2018	$10,368	$10,485	$10,457
10/31/2018	$9,647	$9,743	$9,687
11/30/2018	$9,855	$9,941	$9,881
12/31/2018	$8,943	$9,036	$8,962
1/31/2019	$9,685	$9,793	$9,731
2/28/2019	$9,972	$10,124	$10,073
3/31/2019	$10,123	$10,301	$10,220
4/30/2019	$10,482	$10,717	$10,628
5/31/2019	$9,760	$10,034	$9,940
6/30/2019	$10,433	$10,738	$10,639
7/31/2019	$10,587	$10,905	$10,797
8/31/2019	$10,343	$10,705	$10,577
9/30/2019	$10,611	$10,891	$10,762
10/31/2019	$10,825	$11,121	$10,994
11/30/2019	$11,238	$11,542	$11,412
12/31/2019	$11,548	$11,875	$11,741
1/31/2020	$11,526	$11,888	$11,729
2/29/2020	$10,577	$10,916	$10,768
3/31/2020	$9,223	$9,474	$9,287
4/30/2020	$10,408	$10,726	$10,517
5/31/2020	$10,888	$11,292	$11,080
6/30/2020	$11,091	$11,541	$11,333
7/31/2020	$11,638	$12,217	$11,977
8/31/2020	$12,488	$13,114	$12,844
9/30/2020	$12,007	$12,635	$12,377
10/31/2020	$11,688	$12,330	$12,110
11/30/2020	$13,001	$13,782	$13,583
12/31/2020	$13,534	$14,364	$14,194
1/31/2021	$13,493	$14,246	$14,131
2/28/2021	$13,923	$14,659	$14,572
3/31/2021	$14,573	$15,214	$15,095
4/30/2021	$15,359	$16,033	$15,873
5/31/2021	$15,438	$16,109	$15,945
6/30/2021	$15,796	$16,513	$16,338
7/31/2021	$16,169	$16,856	$16,615
8/31/2021	$16,685	$17,343	$17,089
9/30/2021	$15,889	$16,547	$16,322
10/31/2021	$17,050	$17,695	$17,426
11/30/2021	$16,916	$17,457	$17,160
12/31/2021	$17,665	$18,165	$17,836
1/31/2022	$16,784	$17,140	$16,787
2/28/2022	$16,321	$16,670	$16,364
3/31/2022	$16,871	$17,233	$16,895
4/30/2022	$15,484	$15,697	$15,378
5/31/2022	$15,572	$15,673	$15,358
6/30/2022	$14,215	$14,360	$14,073
7/31/2022	$15,517	$15,698	$15,393
8/31/2022	$14,882	$15,095	$14,819
9/30/2022	$13,511	$13,698	$13,445
10/31/2022	$14,663	$14,797	$14,547
11/30/2022	$15,465	$15,597	$15,307
12/31/2022	$14,506	$14,690	$14,410
1/31/2023	$15,496	$15,675	$15,403
2/28/2023	$15,199	$15,302	$15,043
3/31/2023	$15,638	$15,786	$15,445
4/30/2023	$15,774	$15,982	$15,610
5/31/2023	$15,868	$16,056	$15,670
6/30/2023	$17,023	$17,141	$16,740
7/31/2023	$17,594	$17,730	$17,340
8/31/2023	$17,278	$17,420	$17,006
9/30/2023	$16,568	$16,601	$16,196
10/31/2023	$16,146	$16,200	$15,766
11/30/2023	$17,500	$17,713	$17,237
12/31/2023	$18,387	$18,588	$18,151
1/31/2024	$18,798	$18,847	$18,352
2/29/2024	$20,003	$19,864	$19,345
3/31/2024	$20,782	$20,501	$19,969
4/30/2024	$19,906	$19,629	$19,091
5/31/2024	$20,954	$20,553	$19,993
6/30/2024	$21,671	$21,233	$20,612
7/31/2024	$21,920	$21,542	$20,995
8/31/2024	$22,466	$22,053	$21,452
9/30/2024	$22,929	$22,525	$21,896
10/31/2024	$22,861	$22,367	$21,735
11/30/2024	$24,423	$23,807	$23,181
12/31/2024	$23,859	$23,143	$22,472
1/31/2025	$24,732	$23,880	$23,182
2/28/2025	$24,177	$23,463	$22,737
3/31/2025	$22,660	$22,105	$21,411
4/30/2025	$22,739	$21,973	$21,267

Disciplined Large Cap Portfolio

Annual Shareholder Report | April 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	Since Inception (6/12/18)
Disciplined Large Cap Portfolio	14.23	16.92	12.68
Russell 1000® Index (Strategy)	11.94	15.42	12.12
Russell 3000® Index (Regulatory)	11.40	15.12	11.59

KEY PORTFOLIO STATISTICS

Total net assets	$288,980,428
# of portfolio holdings	214
Portfolio turnover rate	26%
Total advisory fees paid	$836,071

What did the Portfolio invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	28.6
Financials	15.4
Health care	10.8
Consumer discretionary	9.8
Communication services	9.4
Industrials	8.6
Consumer staples	6.7
Real estate	3.1
Energy	2.6
Utilities	2.6
Materials	2.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	5.7
Microsoft Corp.	5.5
NVIDIA Corp.	4.8
Amazon.com, Inc.	3.4
Meta Platforms, Inc. Class A	2.6
Broadcom, Inc.	2.0
Alphabet, Inc. Class C	1.8
Berkshire Hathaway, Inc. Class B	1.7
JPMorgan Chase & Co.	1.6
Alphabet, Inc. Class A	1.6

For more information

You can find additional information on the Funds that invest in this Portfolio on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

Annual Shareholder Report

Large Cap Value Portfolio

April 30, 2025

This annual shareholder report contains important information about Large Cap Value Portfolio for the period from May 1, 2024 to April 30, 2025. You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.

This report describes changes to the Portfolio that occurred either during or after the reporting period.

What were the Portfolio costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Large Cap Value Portfolio	$52	0.49%

How did the Portfolio perform last year and what affected its performance?

Equities were volatile on inflation concerns, varying economic data, a new administration, tariff uncertainty, and competitive threats around artificial intelligence.

During the year, we decreased exposure to financials while adding to industrials.

CBRE Group, Inc., a top contributor, is the largest commercial real estate services company. We see CBRE becoming less cyclical and more dominant over time as it continues to lead the industry in technology investments while growing its annuity-like facilities management business. This quality shift is expanding CBRE’s optimal capital structure and increasing the stability of its cash flow stream.

Merck & Co., Inc.(this security was no longer held at the end of the reporting period), a large detractor, is a global pharmaceutical company with diverse cash streams. Management has the financial flexibility to continue investing in the pipeline and acquiring attractive assets. Shares performed well until its Gardasil vaccine demand in China came under the microscope. This may be a temporary setback as its Keytruda drug is a blockbuster with a growing list of indications for cancer treatment, but we continue to assess the stock’s long-term reward/risk.

Total return based on a $10,000 investment

	Large Cap Value Portfolio	Russell 1000® Value Index	Russell 3000® Index
4/30/2015	$10,000	$10,000	$10,000
5/31/2015	$10,064	$10,120	$10,138
6/30/2015	$9,936	$9,918	$9,969
7/31/2015	$10,017	$9,962	$10,135
8/31/2015	$9,415	$9,368	$9,524
9/30/2015	$9,125	$9,085	$9,246
10/31/2015	$9,791	$9,771	$9,976
11/30/2015	$9,849	$9,808	$10,032
12/31/2015	$9,629	$9,597	$9,826
1/31/2016	$9,079	$9,102	$9,271
2/29/2016	$9,235	$9,099	$9,268
3/31/2016	$9,884	$9,755	$9,921
4/30/2016	$10,035	$9,960	$9,982
5/31/2016	$10,098	$10,114	$10,161
6/30/2016	$9,977	$10,202	$10,182
7/31/2016	$10,394	$10,498	$10,586
8/31/2016	$10,539	$10,579	$10,613
9/30/2016	$10,446	$10,557	$10,630
10/31/2016	$10,226	$10,394	$10,400
11/30/2016	$10,886	$10,987	$10,865
12/31/2016	$11,112	$11,262	$11,077
1/31/2017	$11,309	$11,342	$11,286
2/28/2017	$11,698	$11,750	$11,705
3/31/2017	$11,831	$11,630	$11,713
4/30/2017	$11,952	$11,608	$11,837
5/31/2017	$12,034	$11,597	$11,959
6/30/2017	$12,480	$11,786	$12,066
7/31/2017	$12,621	$11,943	$12,294
8/31/2017	$12,529	$11,804	$12,318
9/30/2017	$12,733	$12,153	$12,618
10/31/2017	$12,804	$12,242	$12,893
11/30/2017	$13,156	$12,616	$13,285
12/31/2017	$13,289	$12,801	$13,418
1/31/2018	$13,895	$13,295	$14,125
2/28/2018	$13,224	$12,661	$13,604
3/31/2018	$13,054	$12,438	$13,331
4/30/2018	$12,928	$12,479	$13,382
5/31/2018	$12,834	$12,553	$13,760
6/30/2018	$12,931	$12,584	$13,850
7/31/2018	$13,373	$13,082	$14,309
8/31/2018	$13,543	$13,276	$14,812
9/30/2018	$13,574	$13,302	$14,836
10/31/2018	$12,612	$12,613	$13,744
11/30/2018	$13,161	$12,990	$14,019
12/31/2018	$11,646	$11,742	$12,714
1/31/2019	$12,915	$12,656	$13,806
2/28/2019	$13,378	$13,061	$14,291
3/31/2019	$13,430	$13,144	$14,500
4/30/2019	$14,025	$13,610	$15,079
5/31/2019	$13,066	$12,735	$14,103
6/30/2019	$14,149	$13,649	$15,094
7/31/2019	$14,385	$13,762	$15,318
8/31/2019	$14,015	$13,357	$15,006
9/30/2019	$14,543	$13,834	$15,269
10/31/2019	$14,823	$14,027	$15,598
11/30/2019	$15,431	$14,461	$16,191
12/31/2019	$15,869	$14,859	$16,658
1/31/2020	$15,342	$14,539	$16,640
2/29/2020	$13,996	$13,131	$15,278
3/31/2020	$10,926	$10,887	$13,177
4/30/2020	$12,171	$12,111	$14,922
5/31/2020	$12,622	$12,526	$15,720
6/30/2020	$12,658	$12,443	$16,079
7/31/2020	$13,337	$12,935	$16,992
8/31/2020	$14,048	$13,470	$18,223
9/30/2020	$13,684	$13,139	$17,560
10/31/2020	$13,704	$12,966	$17,181
11/30/2020	$15,768	$14,710	$19,271
12/31/2020	$16,656	$15,274	$20,138
1/31/2021	$16,255	$15,134	$20,048
2/28/2021	$17,397	$16,049	$20,675
3/31/2021	$18,535	$16,993	$21,416
4/30/2021	$19,504	$17,673	$22,520
5/31/2021	$19,938	$18,086	$22,623
6/30/2021	$19,421	$17,878	$23,181
7/31/2021	$19,649	$18,021	$23,573
8/31/2021	$19,936	$18,379	$24,245
9/30/2021	$19,205	$17,739	$23,157
10/31/2021	$20,112	$18,640	$24,723
11/30/2021	$19,029	$17,983	$24,347
12/31/2021	$20,418	$19,117	$25,305
1/31/2022	$20,414	$18,672	$23,817
2/28/2022	$20,318	$18,455	$23,217
3/31/2022	$20,471	$18,976	$23,970
4/30/2022	$19,239	$17,906	$21,819
5/31/2022	$19,729	$18,254	$21,789
6/30/2022	$18,216	$16,659	$19,966
7/31/2022	$19,268	$17,764	$21,840
8/31/2022	$18,424	$17,235	$21,025
9/30/2022	$16,843	$15,723	$19,075
10/31/2022	$18,513	$17,335	$20,639
11/30/2022	$19,695	$18,419	$21,717
12/31/2022	$19,150	$17,676	$20,445
1/31/2023	$20,448	$18,592	$21,853
2/28/2023	$19,808	$17,937	$21,342
3/31/2023	$19,407	$17,854	$21,913
4/30/2023	$19,773	$18,123	$22,146
5/31/2023	$18,985	$17,424	$22,233
6/30/2023	$20,592	$18,582	$23,751
7/31/2023	$21,269	$19,235	$24,602
8/31/2023	$20,700	$18,716	$24,127
9/30/2023	$19,747	$17,994	$22,978
10/31/2023	$19,096	$17,359	$22,369
11/30/2023	$20,818	$18,668	$24,455
12/31/2023	$22,124	$19,703	$25,752
1/31/2024	$22,054	$19,723	$26,037
2/29/2024	$22,365	$20,450	$27,447
3/31/2024	$23,574	$21,473	$28,332
4/30/2024	$22,738	$20,556	$27,085
5/31/2024	$23,655	$21,207	$28,365
6/30/2024	$23,647	$21,008	$29,243
7/31/2024	$24,784	$22,082	$29,787
8/31/2024	$25,752	$22,674	$30,435
9/30/2024	$25,742	$22,989	$31,065
10/31/2024	$25,423	$22,736	$30,837
11/30/2024	$26,634	$24,188	$32,888
12/31/2024	$25,094	$22,533	$31,883
1/31/2025	$26,313	$23,576	$32,889
2/28/2025	$26,236	$23,672	$32,259
3/31/2025	$25,527	$23,015	$30,377
4/30/2025	$25,196	$22,313	$30,174

Large Cap Value Portfolio

Annual Shareholder Report | April 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Large Cap Value Portfolio	10.81	15.66	9.68
Russell 1000® Value Index (Strategy)	8.55	13.00	8.36
Russell 3000® Index (Regulatory)	11.40	15.12	11.68

KEY PORTFOLIO STATISTICS

Total net assets	$146,544,187
# of portfolio holdings	46
Portfolio turnover rate	36%
Total advisory fees paid	$962,877

What did the Portfolio invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.7
Industrials	18.9
Health care	14.8
Information technology	9.6
Consumer staples	8.4
Consumer discretionary	6.8
Energy	5.9
Materials	4.0
Communication services	4.0
Real estate	3.9
Utilities	3.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Canadian Pacific Kansas City Ltd.	4.3
Alphabet, Inc. Class C	4.0
Intercontinental Exchange, Inc.	3.9
Citigroup, Inc.	3.7
Berkshire Hathaway, Inc. Class B	3.5
Bank of America Corp.	3.5
Mondelez International, Inc. Class A	3.5
Labcorp Holdings, Inc.	3.2
AerCap Holdings NV	3.2
Cigna Group	3.0

Significant portfolio changes

This is a summary of certain changes and planned changes to the portfolio since May 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Allspring Large Cap Value Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Portfolio. Effective on or about August 8, the Fund will begin investing its assets directly in a portfolio of securities after which the Portfolio is expected to terminate.

For more information

You can find additional information on the Funds that invest in this Portfolio on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

Annual Shareholder Report

Macro Strategies Portfolio

April 30, 2025

This annual shareholder report contains important information about Macro Strategies Portfolio for the period from May 1, 2024 to April 30, 2025. You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.

What were the Portfolio consolidated costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Macro Strategies Portfolio	$42	0.41%

How did the Portfolio perform last year and what affected its performance?

Economic and market commentary

Over the past year, U.S. investors balanced opportunity and risk amid shifting central bank policies, post-election trade uncertainties, and bond market volatility. Inflation concerns persisted, but the Federal Reserve held rates steady, supporting economic growth. Global markets faced economic challenges. Mid-2024 rate cuts boosted equities. Post-election political uncertainty weighed on market sentiment. Entering 2025, inflation moderated but trade policy shifts kept markets volatile.

Significant portfolio changes

This portfolio tends to have significant changes in market exposure. We reduced exposure to U.S. assets across fixed income and equities while adding to gold and volatility.

Top contributors

Treasury Inflation-Protected Securities and equities contributed to relative performance. Exposures to long volatility and gold were positive, primarily in the first quarter of 2025. Our fixed income strategies added to performance, including duration and yield curve. Currency was a major driver of portfolio return.

Main detractors

Exposure to alternatives—particularly the Cross-Asset Trend strategy—was the main detractor.

Total return based on a $10,000 investment

	Macro Strategies Portfolio	Macro Strategies Blended Index	Bloomberg U.S. TIPS Index
3/11/2024	$10,000	$10,000	$10,000
3/31/2024	$10,138	$9,965	$10,012
4/30/2024	$9,747	$9,756	$9,843
5/31/2024	$9,781	$9,903	$10,012
6/30/2024	$9,982	$9,949	$10,091
7/31/2024	$10,299	$10,175	$10,271
8/31/2024	$10,411	$10,336	$10,351
9/30/2024	$10,532	$10,501	$10,507
10/31/2024	$10,202	$10,231	$10,318
11/30/2024	$10,575	$10,273	$10,368
12/31/2024	$10,254	$10,082	$10,204
1/31/2025	$10,373	$10,176	$10,336
2/28/2025	$10,662	$10,359	$10,561
3/31/2025	$10,521	$10,425	$10,629
4/30/2025	$10,188	$10,584	$10,642

Macro Strategies Portfolio

Annual Shareholder Report | April 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	Since Inception (3/11/24)
Macro Strategies Portfolio	4.52	1.65
Macro Strategies Blended Index (Strategy)Footnote Reference*	8.49	5.32
Bloomberg U.S. TIPS Index (Regulatory)	8.12	5.62
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Macro Strategies Blended Index is comprised of 50% Bloomberg Global Aggregate Index and 50% Bloomberg U.S. TIPS Index.

KEY PORTFOLIO STATISTICS

Consolidated Total net assets	$220,536,044
Consolidated # of portfolio holdings	252
Consolidated Portfolio turnover rate	25%
Consolidated Total advisory fees paid	$972,588

What did the Portfolio invest in?

CONSOLIDATED PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

U.S. Treasury securities	79.9
Common stocks	20.1

CONSOLIDATED TOP TEN HOLDINGS (% OF NET ASSETS)

TIPS, 0.13%, 7-15-2031	3.1
TIPS, 0.50%, 1-15-2028	3.1
TIPS, 2.38%, 10-15-2028	3.1
TIPS, 0.13%, 1-15-2032	3.1
TIPS, 3.63%, 4-15-2028	3.1
TIPS, 0.75%, 2-15-2042	3.0
TIPS, 2.38%, 1-15-2027	2.3
TIPS, 0.13%, 1-15-2031	1.9
TIPS, 3.88%, 4-15-2029	1.8
TIPS, 0.13%, 10-15-2026	1.7

For more information

You can find additional information on the Funds that invest in this Portfolio on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

Annual Shareholder Report

Small Company Growth Portfolio

April 30, 2025

This annual shareholder report contains important information about Small Company Growth Portfolio for the period from May 1, 2024 to April 30, 2025. You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.

What were the Portfolio costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Small Company Growth Portfolio	$80	0.82%

How did the Portfolio perform last year and what affected its performance?

The macroeconomic environment drove volatility across small-cap markets over the past year. Early in the period, markets rose on falling inflation, steady employment, and healthy economic growth. As we entered 2025, however, investors grew more cautious as the economic outlook deteriorated. Uncertainty was heightened with the creation of the Department of Government Efficiency and higher-than-expected tariff levels. While markets have since shown signs of stabilizing, uncertainty remains high and companies have much less forward visibility than usual.

During brief periods of narrow market leadership in July and November, the smallest, most richly valued, and heavily shorted names dominated performance, accounting for more than 100% of the Portfolio’s relative shortfall to the Russell 2000® Growth Index. Adverse stock selection in industrials, information technology, and health care were the largest detractors from relative performance, while financials, energy, and consumer discretionary were the largest contributors to performance in the period. While we adjusted individual holdings, we made no material changes to sector positioning.

Total return based on a $10,000 investment

	Small Company Growth Portfolio	Russell 2000® Growth Index	Russell 3000® Index
4/30/2015	$10,000	$10,000	$10,000
5/31/2015	$10,285	$10,367	$10,138
6/30/2015	$10,496	$10,507	$9,969
7/31/2015	$10,483	$10,550	$10,135
8/31/2015	$9,740	$9,750	$9,524
9/30/2015	$9,127	$9,134	$9,246
10/31/2015	$9,264	$9,653	$9,976
11/30/2015	$9,566	$10,006	$10,032
12/31/2015	$9,127	$9,529	$9,826
1/31/2016	$7,945	$8,497	$9,271
2/29/2016	$7,903	$8,436	$9,268
3/31/2016	$8,572	$9,083	$9,921
4/30/2016	$8,679	$9,173	$9,982
5/31/2016	$8,860	$9,420	$10,161
6/30/2016	$8,877	$9,377	$10,182
7/31/2016	$9,489	$9,990	$10,586
8/31/2016	$9,603	$10,096	$10,613
9/30/2016	$9,690	$10,242	$10,630
10/31/2016	$9,145	$9,605	$10,400
11/30/2016	$9,856	$10,465	$10,865
12/31/2016	$9,856	$10,607	$11,077
1/31/2017	$10,193	$10,780	$11,286
2/28/2017	$10,486	$11,044	$11,705
3/31/2017	$10,560	$11,175	$11,713
4/30/2017	$10,664	$11,381	$11,837
5/31/2017	$10,468	$11,277	$11,959
6/30/2017	$10,783	$11,665	$12,066
7/31/2017	$10,886	$11,765	$12,294
8/31/2017	$10,810	$11,751	$12,318
9/30/2017	$11,321	$12,391	$12,618
10/31/2017	$11,413	$12,583	$12,893
11/30/2017	$11,811	$12,944	$13,285
12/31/2017	$11,899	$12,959	$13,418
1/31/2018	$12,601	$13,464	$14,125
2/28/2018	$12,417	$13,081	$13,604
3/31/2018	$12,463	$13,257	$13,331
4/30/2018	$12,501	$13,270	$13,382
5/31/2018	$13,477	$14,105	$13,760
6/30/2018	$13,544	$14,216	$13,850
7/31/2018	$13,718	$14,460	$14,309
8/31/2018	$14,771	$15,360	$14,812
9/30/2018	$14,514	$15,001	$14,836
10/31/2018	$12,776	$13,103	$13,744
11/30/2018	$13,082	$13,308	$14,019
12/31/2018	$11,483	$11,753	$12,714
1/31/2019	$12,934	$13,110	$13,806
2/28/2019	$13,498	$13,956	$14,291
3/31/2019	$13,245	$13,768	$14,500
4/30/2019	$13,739	$14,187	$15,079
5/31/2019	$12,716	$13,134	$14,103
6/30/2019	$13,684	$14,146	$15,094
7/31/2019	$13,706	$14,284	$15,318
8/31/2019	$12,921	$13,668	$15,006
9/30/2019	$13,048	$13,556	$15,269
10/31/2019	$13,236	$13,941	$15,598
11/30/2019	$14,245	$14,762	$16,191
12/31/2019	$14,549	$15,100	$16,658
1/31/2020	$14,413	$14,934	$16,640
2/29/2020	$13,358	$13,856	$15,278
3/31/2020	$10,480	$11,210	$13,177
4/30/2020	$12,213	$12,879	$14,922
5/31/2020	$13,235	$14,096	$15,720
6/30/2020	$13,567	$14,638	$16,079
7/31/2020	$14,260	$15,141	$16,992
8/31/2020	$15,125	$16,029	$18,223
9/30/2020	$14,761	$15,686	$17,560
10/31/2020	$14,982	$15,805	$17,181
11/30/2020	$17,050	$18,592	$19,271
12/31/2020	$18,740	$20,330	$20,138
1/31/2021	$18,980	$21,310	$20,048
2/28/2021	$19,699	$22,013	$20,675
3/31/2021	$19,724	$21,321	$21,416
4/30/2021	$20,820	$21,786	$22,520
5/31/2021	$20,466	$21,163	$22,623
6/30/2021	$21,041	$22,156	$23,181
7/31/2021	$20,837	$21,349	$23,573
8/31/2021	$21,307	$21,737	$24,245
9/30/2021	$20,483	$20,904	$23,157
10/31/2021	$21,513	$21,882	$24,723
11/30/2021	$20,593	$20,814	$24,347
12/31/2021	$21,664	$20,906	$25,305
1/31/2022	$19,264	$18,104	$23,817
2/28/2022	$19,248	$18,183	$23,217
3/31/2022	$19,175	$18,266	$23,970
4/30/2022	$17,425	$16,025	$21,819
5/31/2022	$17,135	$15,722	$21,789
6/30/2022	$16,265	$14,749	$19,966
7/31/2022	$17,793	$16,400	$21,840
8/31/2022	$17,237	$16,246	$21,025
9/30/2022	$15,732	$14,785	$19,075
10/31/2022	$16,872	$16,188	$20,639
11/30/2022	$17,096	$16,452	$21,717
12/31/2022	$16,427	$15,396	$20,445
1/31/2023	$18,040	$16,927	$21,853
2/28/2023	$18,076	$16,744	$21,342
3/31/2023	$17,590	$16,331	$21,913
4/30/2023	$17,304	$16,141	$22,146
5/31/2023	$17,176	$16,144	$22,233
6/30/2023	$18,511	$17,482	$23,751
7/31/2023	$19,190	$18,300	$24,602
8/31/2023	$18,610	$17,347	$24,127
9/30/2023	$17,422	$16,203	$22,978
10/31/2023	$16,189	$14,953	$22,369
11/30/2023	$17,534	$16,315	$24,455
12/31/2023	$19,421	$18,268	$25,752
1/31/2024	$19,154	$17,682	$26,037
2/29/2024	$20,689	$19,119	$27,447
3/31/2024	$21,089	$19,653	$28,332
4/30/2024	$19,642	$18,140	$27,085
5/31/2024	$20,372	$19,112	$28,365
6/30/2024	$20,572	$19,080	$29,243
7/31/2024	$21,496	$20,642	$29,787
8/31/2024	$21,457	$20,413	$30,435
9/30/2024	$21,338	$20,684	$31,065
10/31/2024	$20,653	$20,410	$30,837
11/30/2024	$22,430	$22,912	$32,888
12/31/2024	$21,018	$21,037	$31,883
1/31/2025	$21,983	$21,702	$32,889
2/28/2025	$20,299	$20,233	$32,259
3/31/2025	$18,844	$18,698	$30,377
4/30/2025	$18,483	$18,579	$30,174

Small Company Growth Portfolio

Annual Shareholder Report | April 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Small Company Growth Portfolio	(5.90)	8.64	6.34
Russell 2000® Growth Index (Strategy)	2.42	7.60	6.39
Russell 3000® Index (Regulatory)	11.40	15.12	11.68

KEY PORTFOLIO STATISTICS

Total net assets	$503,737,292
# of portfolio holdings	123
Portfolio turnover rate	56%
Total advisory fees paid	$4,483,683

What did the Portfolio invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	23.2
Health care	22.7
Information technology	22.3
Financials	13.4
Consumer discretionary	10.1
Consumer staples	3.7
Materials	2.1
Energy	2.0
Communication services	0.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Box, Inc. Class A	1.3
PTC, Inc.	1.3
SS&C Technologies Holdings, Inc.	1.2
CyberArk Software Ltd.	1.2
KBR, Inc.	1.2
Element Solutions, Inc.	1.3
Insmed, Inc.	1.2
Stifel Financial Corp.	1.1
SPX Technologies, Inc.	1.1
Advanced Drainage Systems, Inc.	1.1

For more information

You can find additional information on the Funds that invest in this Portfolio on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

Annual Shareholder Report

Small Company Value Portfolio

April 30, 2025

This annual shareholder report contains important information about Small Company Value Portfolio for the period from May 1, 2024 to April 30, 2025. You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.

What were the Portfolio costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Small Company Value Portfolio	$73	0.74%

How did the Portfolio perform last year and what affected its performance?

The 12-month period that ended April 30, 2025, was one of significant volatility for financial markets. The S&P 500 Index reached an all-time high, fueled by the “Magnificent 7” stocks and artificial intelligence optimism, before giving back the gains because of trade policy uncertainty, slowing growth, and recession fears. Despite the uncertainty surrounding trade policy and the overall health of the economy, the S&P 500 Index clawed its way back toward period-end, recovering some of the losses.

This volatility resulted in a flight to safety as large-cap stocks outperformed small-cap stocks and the Russell 2000® Value Index entered bear-market territory in early April after falling more than 27% from recent highs. Amid the volatility, the portfolio’s health care and consumer staples stocks contributed to performance while security selection in energy and financials detracted from performance. Although there weren’t significant changes to the portfolio, consistent with prior periods of heightened volatility, we continued to upgrade the quality of holdings within the portfolio at these more attractive valuations.

Total return based on a $10,000 investment

	Small Company Value Portfolio	Russell 2000® Value Index	Russell 3000® Index
4/30/2015	$10,000	$10,000	$10,000
5/31/2015	$10,177	$10,083	$10,138
6/30/2015	$10,246	$10,096	$9,969
7/31/2015	$9,982	$9,818	$10,135
8/31/2015	$9,499	$9,335	$9,524
9/30/2015	$9,158	$9,012	$9,246
10/31/2015	$9,645	$9,517	$9,976
11/30/2015	$9,788	$9,787	$10,032
12/31/2015	$9,187	$9,271	$9,826
1/31/2016	$8,387	$8,649	$9,271
2/29/2016	$8,570	$8,708	$9,268
3/31/2016	$9,312	$9,429	$9,921
4/30/2016	$9,453	$9,629	$9,982
5/31/2016	$9,672	$9,806	$10,161
6/30/2016	$9,444	$9,835	$10,182
7/31/2016	$9,995	$10,366	$10,586
8/31/2016	$10,319	$10,624	$10,613
9/30/2016	$10,340	$10,707	$10,630
10/31/2016	$9,960	$10,355	$10,400
11/30/2016	$11,184	$11,730	$10,865
12/31/2016	$11,745	$12,214	$11,077
1/31/2017	$11,627	$12,127	$11,286
2/28/2017	$11,835	$12,303	$11,705
3/31/2017	$11,781	$12,198	$11,713
4/30/2017	$11,808	$12,246	$11,837
5/31/2017	$11,553	$11,865	$11,959
6/30/2017	$11,917	$12,280	$12,066
7/31/2017	$12,075	$12,358	$12,294
8/31/2017	$11,630	$12,054	$12,318
9/30/2017	$12,475	$12,908	$12,618
10/31/2017	$12,653	$12,925	$12,893
11/30/2017	$13,150	$13,299	$13,285
12/31/2017	$13,174	$13,172	$13,418
1/31/2018	$13,347	$13,334	$14,125
2/28/2018	$12,765	$12,667	$13,604
3/31/2018	$12,999	$12,824	$13,331
4/30/2018	$13,371	$13,046	$13,382
5/31/2018	$13,875	$13,805	$13,760
6/30/2018	$14,032	$13,889	$13,850
7/31/2018	$14,018	$14,134	$14,309
8/31/2018	$14,466	$14,471	$14,812
9/30/2018	$13,929	$14,112	$14,836
10/31/2018	$12,678	$12,848	$13,744
11/30/2018	$12,846	$13,055	$14,019
12/31/2018	$11,339	$11,477	$12,714
1/31/2019	$12,391	$12,733	$13,806
2/28/2019	$12,934	$13,228	$14,291
3/31/2019	$12,504	$12,846	$14,500
4/30/2019	$12,902	$13,332	$15,079
5/31/2019	$11,862	$12,243	$14,103
6/30/2019	$12,678	$13,023	$15,094
7/31/2019	$12,680	$13,044	$15,318
8/31/2019	$12,003	$12,316	$15,006
9/30/2019	$12,539	$12,948	$15,269
10/31/2019	$12,964	$13,262	$15,598
11/30/2019	$13,300	$13,572	$16,191
12/31/2019	$13,869	$14,047	$16,658
1/31/2020	$13,156	$13,290	$16,640
2/29/2020	$11,953	$11,998	$15,278
3/31/2020	$8,926	$9,038	$13,177
4/30/2020	$10,109	$10,153	$14,922
5/31/2020	$10,232	$10,444	$15,720
6/30/2020	$10,488	$10,747	$16,079
7/31/2020	$10,671	$10,968	$16,992
8/31/2020	$11,199	$11,559	$18,223
9/30/2020	$10,725	$11,021	$17,560
10/31/2020	$11,135	$11,416	$17,181
11/30/2020	$13,056	$13,620	$19,271
12/31/2020	$14,106	$14,698	$20,138
1/31/2021	$14,533	$15,472	$20,048
2/28/2021	$16,286	$16,925	$20,675
3/31/2021	$17,533	$17,810	$21,416
4/30/2021	$17,871	$18,170	$22,520
5/31/2021	$18,291	$18,735	$22,623
6/30/2021	$18,029	$18,622	$23,181
7/31/2021	$17,907	$17,955	$23,573
8/31/2021	$18,425	$18,436	$24,245
9/30/2021	$17,974	$18,067	$23,157
10/31/2021	$18,857	$18,756	$24,723
11/30/2021	$18,334	$18,115	$24,347
12/31/2021	$19,300	$18,854	$25,305
1/31/2022	$18,158	$17,755	$23,817
2/28/2022	$18,648	$18,048	$23,217
3/31/2022	$18,719	$18,401	$23,970
4/30/2022	$17,545	$16,973	$21,819
5/31/2022	$17,966	$17,299	$21,789
6/30/2022	$16,324	$15,590	$19,966
7/31/2022	$17,706	$17,100	$21,840
8/31/2022	$17,006	$16,559	$21,025
9/30/2022	$15,373	$14,871	$19,075
10/31/2022	$17,238	$16,744	$20,639
11/30/2022	$18,061	$17,255	$21,717
12/31/2022	$17,014	$16,123	$20,445
1/31/2023	$18,417	$17,662	$21,853
2/28/2023	$18,105	$17,255	$21,342
3/31/2023	$17,235	$16,017	$21,913
4/30/2023	$16,683	$15,618	$22,146
5/31/2023	$16,177	$15,311	$22,233
6/30/2023	$17,568	$16,527	$23,751
7/31/2023	$18,596	$17,774	$24,602
8/31/2023	$18,044	$16,919	$24,127
9/30/2023	$17,237	$16,038	$22,978
10/31/2023	$16,418	$15,081	$22,369
11/30/2023	$17,598	$16,439	$24,455
12/31/2023	$19,661	$18,485	$25,752
1/31/2024	$19,004	$17,645	$26,037
2/29/2024	$19,941	$18,222	$27,447
3/31/2024	$20,984	$19,021	$28,332
4/30/2024	$19,629	$17,809	$27,085
5/31/2024	$20,392	$18,642	$28,365
6/30/2024	$20,053	$18,328	$29,243
7/31/2024	$22,041	$20,561	$29,787
8/31/2024	$21,678	$20,175	$30,435
9/30/2024	$21,689	$20,188	$31,065
10/31/2024	$21,420	$19,872	$30,837
11/30/2024	$23,545	$21,789	$32,888
12/31/2024	$21,399	$19,973	$31,883
1/31/2025	$22,176	$20,384	$32,889
2/28/2025	$21,150	$19,603	$32,259
3/31/2025	$19,849	$18,427	$30,377
4/30/2025	$19,049	$17,687	$30,174

Small Company Value Portfolio

Annual Shareholder Report | April 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Small Company Value Portfolio	(2.96)	13.51	6.66
Russell 2000® Value Index (Strategy)	(0.68)	11.74	5.87
Russell 3000® Index (Regulatory)	11.40	15.12	11.68

KEY PORTFOLIO STATISTICS

Total net assets	$599,445,339
# of portfolio holdings	152
Portfolio turnover rate	114%
Total advisory fees paid	$5,089,655

What did the Portfolio invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	28.3
Industrials	19.4
Consumer discretionary	12.2
Information technology	7.9
Health care	6.9
Real estate	6.5
Materials	5.3
Energy	5.2
Utilities	3.6
Consumer staples	3.2
Communication services	1.4
Investment companies	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Annaly Capital Management, Inc.	1.6
AGNC Investment Corp.	1.5
WSFS Financial Corp.	1.4
Ameris Bancorp	1.4
Wintrust Financial Corp.	1.4
Home BancShares, Inc.	1.4
Banner Corp.	1.4
Unum Group	1.3
FB Financial Corp.	1.3
Independent Bank Corp.	1.3

For more information

You can find additional information on the Funds that invest in this Portfolio on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

Annual Shareholder Report

Core Bond Portfolio

April 30, 2025

This annual shareholder report contains important information about Core Bond Portfolio for the period from May 1, 2024 to April 30, 2025. You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.

What were the Portfolio costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Core Bond Portfolio	$34	0.33%

How did the Portfolio perform last year and what affected its performance?

During the period, election results and subsequent policy changes, inflation uncertainty, geopolitical turmoil, and the beginning of Federal Reserve monetary easing kept volatility elevated. After credit spreads tightened into the end of 2024 on optimism surrounding the macroeconomic picture and the impact of the election on corporate fundamentals, spreads widened considerably in early 2025 on policy uncertainty and growth concerns. Our positioning was nimble in response, as we reduced credit exposure to neutral levels in favor of agency mortgage-backed securities (MBS) at the end of 2024. As credit underperformed in 2025, however, we added back to end the period modestly overweight.

Security selection within MBS was the largest contributor to performance during the period, as elevated interest rate volatility and price dislocations continued to provide a fertile opportunity set from which to extract relative value. Security selection within credit also contributed, particularly within the banking, consumer, and health care subsectors. Our underweight to the commercial mortgage-backed securities sector modestly detracted as the sector outperformed.

Total return based on a $10,000 investment

	Class	Bloomberg U.S. Aggregate Bond Index
4/30/2015	$10,000	$10,000
5/31/2015	$9,962	$9,976
6/30/2015	$9,857	$9,867
7/31/2015	$9,933	$9,936
8/31/2015	$9,895	$9,921
9/30/2015	$9,967	$9,989
10/31/2015	$9,981	$9,990
11/30/2015	$9,952	$9,964
12/31/2015	$9,914	$9,932
1/31/2016	$10,043	$10,068
2/29/2016	$10,105	$10,140
3/31/2016	$10,201	$10,233
4/30/2016	$10,244	$10,272
5/31/2016	$10,239	$10,275
6/30/2016	$10,430	$10,459
7/31/2016	$10,502	$10,525
8/31/2016	$10,487	$10,513
9/30/2016	$10,502	$10,507
10/31/2016	$10,425	$10,427
11/30/2016	$10,167	$10,180
12/31/2016	$10,186	$10,195
1/31/2017	$10,210	$10,215
2/28/2017	$10,282	$10,283
3/31/2017	$10,282	$10,278
4/30/2017	$10,358	$10,357
5/31/2017	$10,433	$10,437
6/30/2017	$10,432	$10,426
7/31/2017	$10,479	$10,471
8/31/2017	$10,566	$10,565
9/30/2017	$10,521	$10,515
10/31/2017	$10,524	$10,521
11/30/2017	$10,511	$10,507
12/31/2017	$10,558	$10,556
1/31/2018	$10,440	$10,434
2/28/2018	$10,339	$10,335
3/31/2018	$10,396	$10,401
4/30/2018	$10,313	$10,324
5/31/2018	$10,377	$10,398
6/30/2018	$10,377	$10,385
7/31/2018	$10,381	$10,387
8/31/2018	$10,439	$10,454
9/30/2018	$10,377	$10,387
10/31/2018	$10,297	$10,305
11/30/2018	$10,355	$10,366
12/31/2018	$10,531	$10,557
1/31/2019	$10,639	$10,669
2/28/2019	$10,637	$10,663
3/31/2019	$10,846	$10,868
4/30/2019	$10,848	$10,870
5/31/2019	$11,031	$11,063
6/30/2019	$11,168	$11,202
7/31/2019	$11,201	$11,227
8/31/2019	$11,482	$11,518
9/30/2019	$11,425	$11,456
10/31/2019	$11,450	$11,491
11/30/2019	$11,446	$11,485
12/31/2019	$11,436	$11,477
1/31/2020	$11,667	$11,698
2/29/2020	$11,857	$11,908
3/31/2020	$11,694	$11,838
4/30/2020	$11,971	$12,049
5/31/2020	$12,078	$12,105
6/30/2020	$12,192	$12,181
7/31/2020	$12,399	$12,363
8/31/2020	$12,316	$12,263
9/30/2020	$12,317	$12,257
10/31/2020	$12,274	$12,202
11/30/2020	$12,422	$12,322
12/31/2020	$12,450	$12,339
1/31/2021	$12,364	$12,250
2/28/2021	$12,194	$12,073
3/31/2021	$12,046	$11,922
4/30/2021	$12,142	$12,017
5/31/2021	$12,157	$12,056
6/30/2021	$12,252	$12,141
7/31/2021	$12,388	$12,276
8/31/2021	$12,370	$12,253
9/30/2021	$12,269	$12,147
10/31/2021	$12,254	$12,144
11/30/2021	$12,273	$12,180
12/31/2021	$12,241	$12,148
1/31/2022	$11,982	$11,887
2/28/2022	$11,841	$11,754
3/31/2022	$11,497	$11,427
4/30/2022	$11,059	$10,994
5/31/2022	$11,118	$11,065
6/30/2022	$10,929	$10,891
7/31/2022	$11,184	$11,157
8/31/2022	$10,882	$10,842
9/30/2022	$10,416	$10,374
10/31/2022	$10,276	$10,239
11/30/2022	$10,659	$10,616
12/31/2022	$10,607	$10,568
1/31/2023	$10,973	$10,893
2/28/2023	$10,697	$10,611
3/31/2023	$10,960	$10,881
4/30/2023	$11,021	$10,947
5/31/2023	$10,909	$10,828
6/30/2023	$10,880	$10,789
7/31/2023	$10,870	$10,781
8/31/2023	$10,808	$10,713
9/30/2023	$10,536	$10,440
10/31/2023	$10,359	$10,276
11/30/2023	$10,842	$10,741
12/31/2023	$11,255	$11,152
1/31/2024	$11,242	$11,121
2/29/2024	$11,086	$10,964
3/31/2024	$11,192	$11,066
4/30/2024	$10,919	$10,786
5/31/2024	$11,113	$10,969
6/30/2024	$11,221	$11,073
7/31/2024	$11,480	$11,331
8/31/2024	$11,639	$11,494
9/30/2024	$11,799	$11,648
10/31/2024	$11,507	$11,359
11/30/2024	$11,638	$11,479
12/31/2024	$11,446	$11,292
1/31/2025	$11,511	$11,351
2/28/2025	$11,771	$11,601
3/31/2025	$11,772	$11,606
4/30/2025	$11,814	$11,651

Core Bond Portfolio

Annual Shareholder Report | April 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Core Bond Portfolio	8.20	(0.26)	1.68
Bloomberg U.S. Aggregate Bond Index (Strategy and Regulatory)	8.02	(0.67)	1.54

KEY PORTFOLIO STATISTICS

Total net assets	$5,246,060,756
# of portfolio holdings	1,057
Portfolio turnover rate	373%
Total advisory fees paid	$16,897,247

What did the Portfolio invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	45.5
Corporate bonds and notes	21.9
U.S. Treasury securities	17.5
Asset-backed securities	8.9
Yankee corporate bonds and notes	2.9
Non-agency mortgage-backed securities	1.8
Yankee government bonds	1.2
Municipal obligations	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Bonds, 1.75%, 8-15-2041	2.1
U.S. Treasury Bonds, 2.00%, 11-15-2041	1.8
FNMA, 5.50%, 5-15-2055	1.8
U.S. Treasury Bonds, 3.00%, 2-15-2048	1.5
U.S. Treasury Bonds, 1.38%, 11-15-2040	1.3
FHLMC, 2.50%, 10-1-2032	1.2
U.S. Treasury Bonds, 4.25%, 8-15-2054	1.1
U.S. Treasury Notes, 3.88%, 4-30-2030	1.1
FNMA, 5.50%, 6-15-2054	1.0
FNMA, 5.50%, 2-1-2054	0.9

For more information

You can find additional information on the Funds that invest in this Portfolio on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

Annual Shareholder Report

April 30, 2025

Disciplined International Developed Markets Portfolio

This annual shareholder report contains important information about Disciplined International Developed Markets Portfolio for the period from May 1, 2024 to April 30, 2025. You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.

What were the Portfolio costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Disciplined International Developed Markets Portfolio	$36	0.33%

How did the Portfolio perform last year and what affected its performance?

Over the 12-month period, the international equity market performed positively, with similar performance for small caps and large caps.

Changes to the portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

Stock selection was the main contributor to outperformance, adding value in 8 out of 11 sectors. This was led by stock selection in industrials, financials, and consumer staples. The largest individual contributors were Imperial Brands PLC, Siemens Energy AG, and LVMH SE. A small underweight to energy contributed modestly to performance. Variations in sector weights versus the index were relatively small, which is typical for the strategy.

Negative stock selection within health care, materials, and communication services detracted from relative performance. The largest individual detractors were Deutsche Boerse AG, Zurich Insurance Group Ltd., and Lloyds Banking Group Plc. The Fund sold all three holdings during the period.

Total return based on a $10,000 investment

	Disciplined International Developed Markets Portfolio	MSCI EAFE Index (Net)	MSCI ACWI ex USA Index (Net)
4/30/2015	$10,000	$10,000	$10,000
5/31/2015	$10,164	$9,949	$9,844
6/30/2015	$9,857	$9,667	$9,569
7/31/2015	$9,790	$9,868	$9,543
8/31/2015	$9,004	$9,142	$8,813
9/30/2015	$8,588	$8,678	$8,405
10/31/2015	$9,235	$9,356	$9,030
11/30/2015	$9,340	$9,210	$8,844
12/31/2015	$9,151	$9,086	$8,677
1/31/2016	$8,555	$8,429	$8,087
2/29/2016	$8,366	$8,275	$7,995
3/31/2016	$8,819	$8,813	$8,645
4/30/2016	$8,920	$9,068	$8,872
5/31/2016	$8,903	$8,986	$8,722
6/30/2016	$8,714	$8,684	$8,589
7/31/2016	$8,933	$9,124	$9,014
8/31/2016	$8,941	$9,131	$9,071
9/30/2016	$9,042	$9,243	$9,183
10/31/2016	$8,618	$9,054	$9,051
11/30/2016	$8,294	$8,874	$8,841
12/31/2016	$8,298	$9,177	$9,067
1/31/2017	$8,739	$9,443	$9,389
2/28/2017	$8,735	$9,578	$9,538
3/31/2017	$9,055	$9,842	$9,780
4/30/2017	$9,399	$10,092	$9,989
5/31/2017	$9,821	$10,463	$10,314
6/30/2017	$9,928	$10,444	$10,346
7/31/2017	$10,262	$10,746	$10,727
8/31/2017	$10,287	$10,742	$10,783
9/30/2017	$10,491	$11,009	$10,983
10/31/2017	$10,632	$11,176	$11,190
11/30/2017	$10,822	$11,293	$11,281
12/31/2017	$10,855	$11,475	$11,533
1/31/2018	$11,648	$12,050	$12,175
2/28/2018	$10,998	$11,506	$11,601
3/31/2018	$10,864	$11,299	$11,397
4/30/2018	$11,004	$11,557	$11,579
5/31/2018	$10,750	$11,297	$11,311
6/30/2018	$10,491	$11,159	$11,099
7/31/2018	$10,879	$11,434	$11,364
8/31/2018	$10,774	$11,213	$11,126
9/30/2018	$10,811	$11,310	$11,177
10/31/2018	$10,131	$10,410	$10,268
11/30/2018	$10,123	$10,397	$10,365
12/31/2018	$9,575	$9,892	$9,896
1/31/2019	$10,183	$10,542	$10,644
2/28/2019	$10,460	$10,811	$10,851
3/31/2019	$10,561	$10,879	$10,916
4/30/2019	$11,045	$11,185	$11,204
5/31/2019	$10,735	$10,648	$10,603
6/30/2019	$11,432	$11,280	$11,242
7/31/2019	$11,363	$11,136	$11,106
8/31/2019	$11,346	$10,848	$10,763
9/30/2019	$11,479	$11,159	$11,039
10/31/2019	$11,837	$11,560	$11,425
11/30/2019	$12,054	$11,690	$11,525
12/31/2019	$12,381	$12,070	$12,025
1/31/2020	$12,355	$11,818	$11,701
2/29/2020	$11,356	$10,749	$10,777
3/31/2020	$9,658	$9,315	$9,216
4/30/2020	$10,366	$9,917	$9,915
5/31/2020	$10,924	$10,348	$10,239
6/30/2020	$11,365	$10,701	$10,702
7/31/2020	$11,698	$10,950	$11,179
8/31/2020	$12,297	$11,513	$11,657
9/30/2020	$12,002	$11,214	$11,371
10/31/2020	$11,520	$10,766	$11,126
11/30/2020	$13,201	$12,435	$12,623
12/31/2020	$13,815	$13,013	$13,305
1/31/2021	$13,665	$12,875	$13,334
2/28/2021	$14,000	$13,163	$13,598
3/31/2021	$14,342	$13,466	$13,770
4/30/2021	$14,776	$13,871	$14,176
5/31/2021	$15,356	$14,324	$14,619
6/30/2021	$15,090	$14,162	$14,524
7/31/2021	$15,203	$14,269	$14,285
8/31/2021	$15,439	$14,521	$14,556
9/30/2021	$14,931	$14,099	$14,090
10/31/2021	$15,350	$14,446	$14,427
11/30/2021	$14,675	$13,774	$13,777
12/31/2021	$15,429	$14,479	$14,346
1/31/2022	$14,939	$13,779	$13,818
2/28/2022	$14,461	$13,536	$13,544
3/31/2022	$14,468	$13,623	$13,566
4/30/2022	$13,537	$12,741	$12,714
5/31/2022	$13,829	$12,837	$12,805
6/30/2022	$12,548	$11,646	$11,704
7/31/2022	$13,184	$12,226	$12,104
8/31/2022	$12,411	$11,645	$11,715
9/30/2022	$11,285	$10,556	$10,544
10/31/2022	$11,984	$11,124	$10,859
11/30/2022	$13,585	$12,377	$12,141
12/31/2022	$13,340	$12,387	$12,050
1/31/2023	$14,411	$13,390	$13,028
2/28/2023	$14,031	$13,110	$12,571
3/31/2023	$14,462	$13,435	$12,878
4/30/2023	$14,829	$13,814	$13,102
5/31/2023	$14,253	$13,230	$12,625
6/30/2023	$14,936	$13,832	$13,192
7/31/2023	$15,312	$14,279	$13,728
8/31/2023	$14,757	$13,732	$13,108
9/30/2023	$14,262	$13,263	$12,694
10/31/2023	$13,765	$12,726	$12,170
11/30/2023	$14,930	$13,907	$13,266
12/31/2023	$15,808	$14,646	$13,932
1/31/2024	$15,723	$14,730	$13,794
2/29/2024	$16,087	$14,999	$14,143
3/31/2024	$16,642	$15,493	$14,585
4/30/2024	$16,155	$15,096	$14,323
5/31/2024	$17,013	$15,681	$14,739
6/30/2024	$16,638	$15,428	$14,725
7/31/2024	$17,134	$15,880	$15,066
8/31/2024	$17,755	$16,397	$15,495
9/30/2024	$17,806	$16,548	$15,912
10/31/2024	$16,908	$15,648	$15,132
11/30/2024	$16,870	$15,559	$14,995
12/31/2024	$16,417	$15,205	$14,703
1/31/2025	$17,201	$16,005	$15,296
2/28/2025	$17,812	$16,315	$15,508
3/31/2025	$17,865	$16,249	$15,473
4/30/2025	$18,645	$16,993	$16,032

Disciplined International Developed Markets Portfolio

Annual Shareholder Report | April 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Disciplined International Developed Markets Portfolio	15.41	12.46	6.43
MSCI EAFE Index (Net) (Strategy)	12.57	11.37	5.45
MSCI ACWI ex USA Index (Net) (Regulatory)	11.93	10.09	4.83

KEY PORTFOLIO STATISTICS

Total net assets	$257,626,674
# of portfolio holdings	329
Portfolio turnover rate	43%
Total advisory fees paid	$714,757

What did the Portfolio invest in?

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	21.4
United Kingdom	14.1
France	11.9
Switzerland	10.4
Germany	8.4
Australia	7.1
Netherlands	4.5
Sweden	3.5
Spain	3.4
Italy	3.0
Other	12.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	24.0
Industrials	19.1
Health care	11.1
Consumer discretionary	10.9
Consumer staples	9.0
Information technology	7.9
Materials	5.0
Communication services	4.6
Utilities	3.5
Energy	2.5
Real estate	2.4

TOP TEN HOLDINGS (% OF NET ASSETS)

SAP SE	1.7
Novartis AG	1.5
Sony Group Corp.	1.5
Nestle SA	1.3
Allianz SE	1.2
HSBC Holdings PLC	1.2
AstraZeneca PLC	1.2
Roche Holding AG	1.1
ASML Holding NV	1.1
Siemens Energy AG	1.1

For more information

You can find additional information on the Funds that invest in this Portfolio on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

Annual Shareholder Report

Real Return Portfolio

April 30, 2025

This annual shareholder report contains important information about Real Return Portfolio for the period from May 1, 2024 to April 30, 2025. You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.

What were the Portfolio consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Real Return Portfolio	$41	0.39%

How did the Fund perform last year and what affected its performance?

Economic and market commentary

Over the past year, U.S. investors balanced opportunity and risk amid shifting central bank policies, postelection trade uncertainties, and bond market volatility. Inflation concerns persisted, but the Federal Reserve held rates steady, supporting economic growth. Global markets faced economic challenges. Mid-2024 rate cuts boosted equities. Postelection political uncertainty weighed on market sentiment. Entering 2025, inflation moderated but shifts in trade policy kept markets volatile.

Significant portfolio changes

The portfolio shifted from an underweight to an overweight duration position. We increased our exposure to inflation-linked bonds while reducing our allocation to equities. We added to our position in gold.

Top contributors

Exposure to equities—particularly precious metals and all cap—added to the portfolio. Exposure to fixed income was the main driver of return across nominal bonds, inflation-linked bonds, and short-dated high yield bonds. Exposure to Tactical Asset Allocation and Dynamic Risk Hedging was additive.

Main detractors

Exposure to alternatives across commodity and price-trend strategies detracted.

Total return based on a $10,000 investment

	Real Return Portfolio	Real Return Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
4/30/2015	$10,000	$10,000	$10,000	$10,000
5/31/2015	$9,942	$9,918	$9,976	$10,138
6/30/2015	$9,782	$9,821	$9,867	$9,969
7/31/2015	$9,763	$9,842	$9,936	$10,135
8/31/2015	$9,609	$9,767	$9,921	$9,524
9/30/2015	$9,558	$9,709	$9,989	$9,246
10/31/2015	$9,699	$9,733	$9,990	$9,976
11/30/2015	$9,641	$9,724	$9,964	$10,032
12/31/2015	$9,552	$9,647	$9,932	$9,826
1/31/2016	$9,641	$9,790	$10,068	$9,271
2/29/2016	$9,757	$9,899	$10,140	$9,268
3/31/2016	$10,038	$10,077	$10,233	$9,921
4/30/2016	$10,128	$10,112	$10,272	$9,982
5/31/2016	$10,070	$10,040	$10,275	$10,161
6/30/2016	$10,333	$10,249	$10,459	$10,182
7/31/2016	$10,423	$10,338	$10,525	$10,586
8/31/2016	$10,327	$10,291	$10,513	$10,613
9/30/2016	$10,404	$10,348	$10,507	$10,630
10/31/2016	$10,295	$10,306	$10,427	$10,400
11/30/2016	$10,109	$10,109	$10,180	$10,865
12/31/2016	$10,160	$10,099	$10,195	$11,077
1/31/2017	$10,269	$10,184	$10,215	$11,286
2/28/2017	$10,314	$10,232	$10,283	$11,705
3/31/2017	$10,307	$10,226	$10,278	$11,713
4/30/2017	$10,327	$10,287	$10,357	$11,837
5/31/2017	$10,337	$10,282	$10,437	$11,959
6/30/2017	$10,246	$10,185	$10,426	$12,066
7/31/2017	$10,327	$10,230	$10,471	$12,294
8/31/2017	$10,406	$10,339	$10,565	$12,318
9/30/2017	$10,382	$10,273	$10,515	$12,618
10/31/2017	$10,428	$10,295	$10,521	$12,893
11/30/2017	$10,456	$10,308	$10,507	$13,285
12/31/2017	$10,613	$10,402	$10,556	$13,418
1/31/2018	$10,595	$10,313	$10,434	$14,125
2/28/2018	$10,371	$10,213	$10,335	$13,604
3/31/2018	$10,461	$10,320	$10,401	$13,331
4/30/2018	$10,484	$10,314	$10,324	$13,382
5/31/2018	$10,509	$10,358	$10,398	$13,760
6/30/2018	$10,566	$10,400	$10,385	$13,850
7/31/2018	$10,571	$10,350	$10,387	$14,309
8/31/2018	$10,564	$10,424	$10,454	$14,812
9/30/2018	$10,512	$10,315	$10,387	$14,836
10/31/2018	$10,305	$10,167	$10,305	$13,744
11/30/2018	$10,343	$10,215	$10,366	$14,019
12/31/2018	$10,224	$10,271	$10,557	$12,714
1/31/2019	$10,507	$10,409	$10,669	$13,806
2/28/2019	$10,530	$10,408	$10,663	$14,291
3/31/2019	$10,725	$10,599	$10,868	$14,500
4/30/2019	$10,788	$10,634	$10,870	$15,079
5/31/2019	$10,824	$10,810	$11,063	$14,103
6/30/2019	$10,983	$10,903	$11,202	$15,094
7/31/2019	$11,035	$10,942	$11,227	$15,318
8/31/2019	$11,238	$11,202	$11,518	$15,006
9/30/2019	$11,160	$11,050	$11,456	$15,269
10/31/2019	$11,165	$11,078	$11,491	$15,598
11/30/2019	$11,196	$11,095	$11,485	$16,191
12/31/2019	$11,282	$11,137	$11,477	$16,658
1/31/2020	$11,417	$11,371	$11,698	$16,640
2/29/2020	$11,328	$11,528	$11,908	$15,278
3/31/2020	$10,903	$11,325	$11,838	$13,177
4/30/2020	$11,322	$11,640	$12,049	$14,922
5/31/2020	$11,465	$11,675	$12,105	$15,720
6/30/2020	$11,576	$11,806	$12,181	$16,079
7/31/2020	$11,919	$12,077	$12,363	$16,992
8/31/2020	$12,029	$12,209	$12,263	$18,223
9/30/2020	$11,956	$12,164	$12,257	$17,560
10/31/2020	$11,862	$12,085	$12,202	$17,181
11/30/2020	$12,095	$12,221	$12,322	$19,271
12/31/2020	$12,250	$12,361	$12,339	$20,138
1/31/2021	$12,235	$12,402	$12,250	$20,048
2/28/2021	$12,106	$12,202	$12,073	$20,675
3/31/2021	$12,203	$12,179	$11,922	$21,416
4/30/2021	$12,419	$12,349	$12,017	$22,520
5/31/2021	$12,564	$12,499	$12,056	$22,623
6/30/2021	$12,618	$12,575	$12,141	$23,181
7/31/2021	$12,893	$12,910	$12,276	$23,573
8/31/2021	$12,911	$12,887	$12,253	$24,245
9/30/2021	$12,767	$12,795	$12,147	$23,157
10/31/2021	$12,981	$12,940	$12,144	$24,723
11/30/2021	$13,041	$13,056	$12,180	$24,347
12/31/2021	$13,251	$13,097	$12,148	$25,305
1/31/2022	$12,930	$12,832	$11,887	$23,817
2/28/2022	$12,997	$12,942	$11,754	$23,217
3/31/2022	$12,954	$12,701	$11,427	$23,970
4/30/2022	$12,689	$12,442	$10,994	$21,819
5/31/2022	$12,546	$12,318	$11,065	$21,789
6/30/2022	$12,046	$11,928	$10,891	$19,966
7/31/2022	$12,587	$12,448	$11,157	$21,840
8/31/2022	$12,266	$12,117	$10,842	$21,025
9/30/2022	$11,511	$11,315	$10,374	$19,075
10/31/2022	$11,784	$11,455	$10,239	$20,639
11/30/2022	$12,110	$11,665	$10,616	$21,717
12/31/2022	$11,949	$11,546	$10,568	$20,445
1/31/2023	$12,249	$11,757	$10,893	$21,853
2/28/2023	$12,051	$11,596	$10,611	$21,342
3/31/2023	$12,354	$11,931	$10,881	$21,913
4/30/2023	$12,412	$11,944	$10,947	$22,146
5/31/2023	$12,203	$11,801	$10,828	$22,233
6/30/2023	$12,263	$11,762	$10,789	$23,751
7/31/2023	$12,340	$11,776	$10,781	$24,602
8/31/2023	$12,227	$11,671	$10,713	$24,127
9/30/2023	$11,990	$11,456	$10,440	$22,978
10/31/2023	$11,880	$11,373	$10,276	$22,369
11/30/2023	$12,246	$11,712	$10,741	$24,455
12/31/2023	$12,633	$12,166	$11,152	$25,752
1/31/2024	$12,552	$12,233	$11,121	$26,037
2/29/2024	$12,643	$12,408	$10,964	$27,447
3/31/2024	$12,990	$12,632	$11,066	$28,332
4/30/2024	$12,484	$12,262	$10,786	$27,085
5/31/2024	$12,845	$12,619	$10,969	$28,365
6/30/2024	$13,136	$12,851	$11,073	$29,243
7/31/2024	$13,407	$13,081	$11,331	$29,787
8/31/2024	$13,677	$13,288	$11,494	$30,435
9/30/2024	$13,886	$13,516	$11,648	$31,065
10/31/2024	$13,622	$13,309	$11,359	$30,837
11/30/2024	$14,100	$13,710	$11,479	$32,888
12/31/2024	$13,721	$13,425	$11,292	$31,883
1/31/2025	$13,882	$13,674	$11,351	$32,889
2/28/2025	$14,065	$13,758	$11,601	$32,259
3/31/2025	$13,833	$13,472	$11,606	$30,377
4/30/2025	$13,984	$13,459	$11,651	$30,174

Real Return Portfolio

Annual Shareholder Report | April 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Real Return Portfolio	12.02	4.31	3.41
Real Return Blended Index (Strategy)Footnote Reference*	9.76	2.95	3.01
Bloomberg U.S. Aggregate Bond Index (Regulatory)	8.02	(0.67)	1.54
Russell 3000® Index (Regulatory)	11.40	15.12	11.68
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Real Return Blended Index is composed 40% of the Russell 1000® Index, 35% of the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index and 25% of the Bloomberg U.S. Aggregate Bond Index. You cannot invest directly in an index.

KEY PORTFOLIO STATISTICS

Consolidated Total net assets	$288,945,854
Consolidated # of portfolio holdings	415
Consolidated Portfolio turnover rate	61%
Consolidated Total advisory fees paid	$798,826

What did the Portfolio invest in?

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	44.0
U.S. Treasury securities	39.1
Corporate bonds and notes	12.5
Investment companies	2.2
Yankee corporate bonds and notes	1.9
Loans	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

TIPS, 0.13%, 4-15-2027	1.9
TIPS, 0.13%, 1-15-2030	1.7
TIPS, 1.38%, 7-15-2033	1.6
TIPS, 0.50%, 1-15-2028	1.6
TIPS, 1.63%, 10-15-2027	1.6
TIPS, 0.13%, 7-15-2026	1.6
TIPS, 0.13%, 7-15-2030	1.5
iShares J.P. Morgan USD Emerging Markets Bond ETF	1.3
TIPS, 1.88%, 7-15-2034	1.2
TIPS, 0.13%, 4-15-2026	1.1

For more information

You can find additional information on the Funds that invest in this Portfolio on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Master Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Master Trust has determined that Isaiah Harris is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended April 30, 2025	Fiscal year ended April 30, 2024

Audit fees	$366,100	$519,010
Audit-related fees	—	—
Tax fees (1)	80,110	85,830
All other fees	—	—

	$446,210	$604,840

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Master Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services. If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Absolute Return Fund and Macro Strategies Portfolio
Long Form Financial Statements
Annual Report
April 30, 2025

Allspring Absolute Return Fund | 1

Portfolio of investments—April 30, 2025
Portfolio of investments

		Shares	Value
Investment companies: 100.14%
Affiliated master portfolios: 58.58%
Allspring Disciplined International Developed Markets Portfolio			$28,370,337
Allspring Disciplined Large Cap Portfolio			39,417,797
Allspring Macro Strategies Portfolio			220,536,044
			288,324,178
Alternative investment funds: 14.42%
Allspring Alternative Risk Premia Fund Class R6♠		8,856,921	70,943,938
Bond funds: 4.26%
Allspring Short-Term High Income Fund Institutional Class♠		2,687,626	20,963,478
Exchange-traded funds: 17.56%
Allspring Income Plus ETF♠		2,616,233	65,032,750
iShares J.P. Morgan USD Emerging Markets Bond ETF		238,000	21,410,480
			86,443,230
Stock funds: 5.32%
Allspring Emerging Markets Equity Advantage Fund Class R6♠		2,175,402	26,170,090
Total investment companies (Cost $481,037,553)			492,844,914
Total investments in securities (Cost $481,037,553)	100.14%		492,844,914
Other assets and liabilities, net	(0.14)		(681,612)
Total net assets	100.00%		$492,163,302

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$80,717,777	$4,487,494	$(13,468,492)	$608,145	$(1,400,986)	$70,943,938
Allspring Emerging Markets Equity Advantage Fund Class R6	19,813,148	14,859,093	(9,137,551)	271,086	364,314	26,170,090
Allspring Income Plus ETF	0	65,039,648	0	0	(6,898)	65,032,750
Allspring Short Term-High Income Fund Institutional Class	19,902,579	5,136,822	(4,123,500)	24,448	23,129	20,963,478
Affiliated securities no longer held at end of period
Allspring Disciplined Small Cap Fund Class R6	9,712,294	339,901	(10,582,612)	318,969	211,448	0
Allspring Income Plus Fund Institutional Class	63,410,935	3,285,552	(68,078,673)	499,736	882,450	0
Allspring Special International Small Cap Fund Class R6	19,370,480	695,422	(21,363,013)	845,105	452,006	0
Allspring Special Mid Cap Value Fund Class R6	9,833,657	790,966	(10,826,223)	111,514	90,086	0
				$2,679,003	$615,549	$183,110,256
The accompanying notes are an integral part of these financial statements.
2 | Allspring Absolute Return Fund

Portfolio of investments—April 30, 2025

	Shares, end of period	Dividends from affiliated Underlying Funds	capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	8,856,921	$2,693,237	$0
Allspring Emerging Markets Equity Advantage Fund Class R6	2,175,402	313,063	0
Allspring Income Plus ETF	2,616,233	520,823	0
Allspring Short Term-High Income Fund Institutional Class	2,687,626	1,108,091	0
Affiliated securities no longer held at end of period
Allspring Disciplined Small Cap Fund Class R6	0	27,204	205,594
Allspring Income Plus Fund Institutional Class	0	2,329,877	0
Allspring Special International Small Cap Fund Class R6	0	296,128	0
Allspring Special Mid Cap Value Fund Class R6	0	86,646	382,459
		$7,375,069	$588,053
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Disciplined International Developed Markets Portfolio	18.41%	11.01%	$864,832	$4,326,173	$4,170	$1,227,085	$46,572	$28,370,337
Allspring Disciplined Large Cap Portfolio	22.50	13.64	3,911,538	5,670,533	3,577	853,177	53,626	39,417,797
Allspring Macro Strategies Portfolio	100.00	100.00	(7,932,410)	13,784,351	5,577,782	590,876	3,289,327	220,536,044
			$(3,156,040)	$23,781,057	$5,585,529	$2,671,138	$3,389,525	$288,324,178
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 3

Statement of assets and liabilities—April 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $275,484,463)	$288,324,178
Investments in unaffiliated Underlying Funds, at value (cost $21,971,018)	21,410,480
Investments in affiliated Underlying Funds, at value (cost $183,582,072)	183,110,256
Receivable for Fund shares sold	126,799
Receivable for dividends	101,339
Prepaid expenses and other assets	15,247
Total assets	493,088,299
Liabilities
Payable for Fund shares redeemed	335,850
Shareholder report expenses payable	245,122
Payable for investments purchased	104,932
Management fee payable	80,925
Administration fees payable	62,232
Shareholder servicing fees payable	45,411
Distribution fee payable	7,822
Trustees’ fees and expenses payable	1,111
Accrued expenses and other liabilities	41,592
Total liabilities	924,997
Total net assets	$492,163,302
Net assets consist of
Paid-in capital	$851,589,901
Total distributable loss	(359,426,599)
Total net assets	$492,163,302
Computation of net asset value and offering price per share
Net assets–Class A	$198,294,257
Shares outstanding–Class A1	19,105,395
Net asset value per share–Class A	$10.38
Maximum offering price per share – Class A2	$11.01
Net assets–Class C	$12,638,948
Shares outstanding–Class C1	1,181,533
Net asset value per share–Class C	$10.70
Net assets–Class R6	$33,683,567
Shares outstanding–Class R6[1]	3,236,907
Net asset value per share–Class R6	$10.41
Net assets–Administrator Class	$10,513,944
Shares outstanding–Administrator Class[1]	994,505
Net asset value per share–Administrator Class	$10.57
Net assets–Institutional Class	$237,032,586
Shares outstanding–Institutional Class[1]	22,751,390
Net asset value per share–Institutional Class	$10.42
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
4 | Allspring Absolute Return Fund

Statement of operations—year ended April 30, 2025
Statement of operations
Investment income
Dividends from affiliated Underlying Funds	$7,375,069
Interest allocated from affiliated Master Portfolios	5,585,529
Affiliated income allocated from affiliated Master Portfolios	3,389,525
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $174,292)	2,671,138
Dividends from unaffiliated Underlying Funds	741,465
Interest	29,389
Expenses allocated from affiliated Master Portfolios	(1,459,819)
Total investment income	18,332,296
Expenses
Management fee	1,332,802
Administration fees
Class A	438,526
Class C	31,992
Class R6	11,783
Administrator Class	16,680
Institutional Class	396,487
Shareholder servicing fees
Class A	547,189
Class C	39,844
Administrator Class	31,208
Distribution fee
Class C	119,462
Custody and accounting fees	14,828
Professional fees	67,405
Registration fees	71,962
Shareholder report expenses	4
Trustees’ fees and expenses	16,301
Other fees and expenses	25,942
Total expenses	3,162,415
Less: Fee waivers and/or expense reimbursements
Fund-level	(741)
Class A	(18,467)
Class C	(18)
Class R6	(3,293)
Administrator Class	(7,881)
Institutional Class	(177,376)
Net expenses	2,954,639
Net investment income	15,377,657
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 5

Statement of operations—year ended April 30, 2025
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Investments allocated from affiliated Master Portfolios	$(3,156,040)
Affiliated Underlying Funds	2,679,003
Capital gain distributions from affiliated investment companies	588,053
Net realized gains on investments	111,016
Net change in unrealized gains (losses) on
Investments allocated from affiliated Master Portfolios	23,781,057
Affiliated Underlying Funds	615,549
Unaffiliated Underlying Funds	(560,538)
Net change in unrealized gains (losses) on investments	23,836,068
Net realized and unrealized gains (losses) on investments	23,947,084
Net increase in net assets resulting from operations	$39,324,741
The accompanying notes are an integral part of these financial statements.
6 | Allspring Absolute Return Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended April 30, 2025		Year ended April 30, 2024
Operations
Net investment income		$15,377,657		$52,651,044
Net realized gains on investments		111,016		105,728,526
Net change in unrealized gains (losses) on investments		23,836,068		(75,242,619)
Net increase in net assets resulting from operations		39,324,741		83,136,951
Distributions to shareholders from
Net investment income and net realized gains
Class A		(20,999,410)		(7,522,188)
Class C		(1,332,697)		(259,692)
Class R6		(4,016,041)		(1,532,904)
Administrator Class		(1,176,501)		(497,944)
Institutional Class		(28,445,896)		(19,126,562)
Total distributions to shareholders		(55,970,545)		(28,939,290)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	607,634	6,626,048	1,489,003	15,703,302
Class C	25,036	274,395	50,974	557,313
Class R6	220,451	2,479,130	4,577,504	47,818,947
Administrator Class	71,157	801,421	82,810	887,958
Institutional Class	2,602,670	29,099,887	4,608,538	49,340,066
		39,280,881		114,307,586
Reinvestment of distributions
Class A	1,811,187	18,854,463	620,124	6,746,947
Class C	116,849	1,257,289	22,103	247,771
Class R6	4,082	42,574	2,172	23,652
Administrator Class	106,263	1,126,391	42,885	473,875
Institutional Class	2,494,581	26,043,425	1,515,771	16,521,906
		47,324,142		24,014,151
Payment for shares redeemed
Class A	(4,680,568)	(51,867,300)	(8,401,189)	(90,198,828)
Class C	(603,113)	(6,875,062)	(1,313,800)	(14,232,029)
Class R6	(861,904)	(9,704,636)	(1,097,236)	(11,958,345)
Administrator Class	(503,607)	(5,692,543)	(583,574)	(6,360,498)
Institutional Class	(14,972,479)	(166,928,815)	(44,431,054)	(479,012,580)
		(241,068,356)		(601,762,280)
Share conversions
Class A	0	0	12,992 [1]	135,235 [1]
Class R	0	0	(12,620)[1]	(135,235)[1]
		0		0
Net decrease in net assets resulting from capital share transactions		(154,463,333)		(463,440,543)
Total decrease in net assets		(171,109,137)		(409,242,882)
Net assets
Beginning of period		663,272,439		1,072,515,321
End of period		$492,163,302		$663,272,439
1 Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 7

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.87	$10.32	$10.20	$11.07	$10.11
Net investment income	0.27 [1]	0.56 [1]	0.24 [1]	0.17 [1]	0.22
Net realized and unrealized gains (losses) on investments	0.37	0.29	0.11	(0.70)	1.09
Total from investment operations	0.64	0.85	0.35	(0.53)	1.31
Distributions to shareholders from
Net investment income	(1.13)	(0.30)	(0.23)	(0.34)	(0.35)
Net asset value, end of period	$10.38	$10.87	$10.32	$10.20	$11.07
Total return[2]	5.89%	8.28%	3.55%	(4.89)%	13.16%
Ratios to average net assets (annualized)
Gross expenses	0.71%*	0.70%*,^	0.71%^	0.70%^	0.69%^
Net expenses	0.70%*	0.70%*,^	0.70%^	0.70%^	0.69%^
Net investment income	2.40%	5.25%	2.36%	1.62%	2.33%
Supplemental data
Portfolio turnover rate	43%	47%	8%	6%	5%
Net assets, end of period (000s omitted)	$198,294	$232,308	$285,240	$325,369	$353,134

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended April 30, 2025	0.24%
Year ended April 30, 2024	0.04%

^
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2024	0.71%
Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Absolute Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.17	$10.51	$10.22	$10.90	$9.95
Net investment income	0.19 [1]	0.46 [1]	0.13 [1]	0.06 [1]	0.12 [1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.05
Net realized and unrealized gains (losses) on investments	0.39	0.33	0.16	(0.67)	1.08
Total from investment operations	0.58	0.79	0.29	(0.61)	1.25
Distributions to shareholders from
Net investment income	(1.05)	(0.13)	0.00	(0.07)	(0.30)
Net asset value, end of period	$10.70	$11.17	$10.51	$10.22	$10.90
Total return[2]	5.10%	7.47%	2.84%	(5.59)%	12.66%[3]
Ratios to average net assets (annualized)
Gross expenses	1.45%*	1.44%*,^	1.45%^	1.43%^	1.44%^
Net expenses	1.45%*	1.44%*,^	1.45%^	1.43%^	1.44%^
Net investment income	1.63%	4.24%	1.34%	0.61%	1.18%
Supplemental data
Portfolio turnover rate	43%	47%	8%	6%	5%
Net assets, end of period (000s omitted)	$12,639	$18,352	$30,295	$58,948	$131,690

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended April 30, 2025	0.24%
Year ended April 30, 2024	0.04%

^
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2024	0.71%
Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	During the year ended April 30, 2021, the Fund received a payment from an affiliate that had an impact of 0.53% on total return.
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.90	$10.35	$10.23	$11.10	$10.11
Net investment income	0.32 [1]	0.70 [1]	0.19 [1]	0.21 [1]	0.28
Net realized and unrealized gains (losses) on investments	0.37	0.21	0.21	(0.70)	1.08
Total from investment operations	0.69	0.91	0.40	(0.49)	1.36
Distributions to shareholders from
Net investment income	(1.18)	(0.36)	(0.28)	(0.38)	(0.37)
Net asset value, end of period	$10.41	$10.90	$10.35	$10.23	$11.10
Total return[2]	6.33%	8.79%	3.99%	(4.50)%	13.62%
Ratios to average net assets (annualized)
Gross expenses	0.29%*	0.28%*,^	0.27%^	0.27%^	0.26%^
Net expenses	0.28%*	0.28%*,^	0.27%^	0.27%^	0.26%^
Net investment income	2.84%	6.51%	1.89%	1.91%	2.63%
Supplemental data
Portfolio turnover rate	43%	47%	8%	6%	5%
Net assets, end of period (000s omitted)	$33,684	$42,227	$4,057	$10,494	$17,332

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended April 30, 2025	0.24%
Year ended April 30, 2024	0.04%

^
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2024	0.71%
Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Absolute Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.05	$10.48	$10.32	$11.18	$10.15
Net investment income	0.29 [1]	0.58 [1]	0.23 [1]	0.17 [1]	0.24 [1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.06
Net realized and unrealized gains (losses) on investments	0.37	0.31	0.15	(0.70)	1.08
Total from investment operations	0.66	0.89	0.38	(0.53)	1.38
Distributions to shareholders from
Net investment income	(1.14)	(0.32)	(0.22)	(0.33)	(0.35)
Net asset value, end of period	$10.57	$11.05	$10.48	$10.32	$11.18
Total return[2]	5.96%	8.49%	3.75%	(4.81)%	13.76%[3]
Ratios to average net assets (annualized)
Gross expenses	0.63%*	0.62%*,^	0.62%^	0.61%^	0.61%^
Net expenses	0.57%*	0.57%*,^	0.57%^	0.57%^	0.57%^
Net investment income	2.52%	5.39%	2.26%	1.60%	2.20%
Supplemental data
Portfolio turnover rate	43%	47%	8%	6%	5%
Net assets, end of period (000s omitted)	$10,514	$14,591	$18,641	$32,644	$40,694

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended April 30, 2025	0.24%
Year ended April 30, 2024	0.04%

^
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2024	0.71%
Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	During the year ended April 30, 2021, the Fund received a payment from an affiliate that had an impact of 0.62% on total return.
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.91	$10.35	$10.23	$11.10	$10.11
Net investment income	0.31 [1]	0.59 [1]	0.26 [1]	0.21 [1]	0.26 [1]
Net realized and unrealized gains (losses) on investments	0.37	0.32	0.13	(0.71)	1.09
Total from investment operations	0.68	0.91	0.39	(0.50)	1.35
Distributions to shareholders from
Net investment income	(1.17)	(0.35)	(0.27)	(0.37)	(0.36)
Net asset value, end of period	$10.42	$10.91	$10.35	$10.23	$11.10
Total return[2]	6.22%	8.77%	3.97%	(4.59)%	13.57%
Ratios to average net assets (annualized)
Gross expenses	0.39%*	0.38%*,^	0.38%^	0.37%^	0.36%^
Net expenses	0.33%*	0.33%*,^	0.33%^	0.33%^	0.33%^
Net investment income	2.76%	5.58%	2.56%	1.90%	2.43%
Supplemental data
Portfolio turnover rate	43%	47%	8%	6%	5%
Net assets, end of period (000s omitted)	$237,033	$355,795	$734,148	$922,867	$1,188,488

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended April 30, 2025	0.24%
Year ended April 30, 2024	0.04%

^
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2024	0.71%
Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Absolute Return Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Absolute Return Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a fund-of-funds that invests in various affiliated and unaffiliated mutual funds and exchange-traded funds (collectively the “Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Allspring Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions and income recognition
Investments in the affiliated Master Portfolios are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Interest earned on cash balances held at the custodian is recorded as interest income.
Allspring Absolute Return Fund | 13

Notes to financial statements
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Cayman Subsidiary of a Master Portfolio that the Fund invests in, is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2025, the aggregate cost of all investments for federal income tax purposes was $483,582,283 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$9,726,819
Gross unrealized losses	(464,188)
Net unrealized gains	$9,262,631
As of April 30, 2025, the Fund had capital loss carryforwards which consist of $3,030,950 in short-term capital losses $374,758,854 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
14 | Allspring Absolute Return Fund

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$204,520,736	$0	$0	$204,520,736
Investments measured at net asset value*				288,324,178
Total assets	$204,520,736	$0	$0	$492,844,914

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of assets and liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $288,324,178. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

At April 30, 2025, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Macro Strategies Portfolio	Seeks long-term capital appreciation
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, LLC (“Allspring Funds Management”), a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.225%
Next $4 billion	0.200
Next $5 billion	0.175
Next $10 billion	0.165
Over $20 billion	0.160
For the year ended April 30, 2025, the management fee was equivalent to an annual rate of 0.225% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC (“Allspring Investments”) and Allspring Global Investments (UK) Limited (“Allspring UK”), each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serves as subadvisers to the Fund. Allspring Investments receives a subadvisory fee for its asset allocation services at an annual rate of 0.075% of the Fund’s average daily net assets. Allspring UK receives a subadvisory fee for its asset allocation services at an annual rate of 0.075% of the Fund’s average daily net assets.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Absolute Return Fund | 15

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through August 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.70%
Class C	1.45
Class R6	0.28
Administrator Class	0.57
Institutional Class	0.33
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended April 30, 2025, Allspring Funds Distributor received $484 from the sale of Class A shares and $300 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended April 30, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales on Underlying Funds and unaffiliated securities in which the Fund invests are actual purchases and sales of those investments. Purchases and sales of investments, excluding short-term securities, for the year ended April 30, 2025 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$20,839,370	$150,206,026	$26,566,000	$200,676,396
16 | Allspring Absolute Return Fund

Notes to financial statements
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended April 30, 2025, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended April 30
	2025	2024
Ordinary income	$55,970,545	$28,939,290
As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$9,100,574	$9,262,631	$(377,789,804)
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.SUBSEQUENT EVENT
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.
Allspring Absolute Return Fund | 17

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Absolute Return Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
June 26, 2025
18 | Allspring Absolute Return Fund

Consolidated portfolio of investments—April 30, 2025
Consolidated portfolio of investments

	Shares	Value
Common stocks: 8.92%
Real estate: 8.92%
Health care REITs: 0.90%
Alexandria Real Estate Equities, Inc.	3,862	$280,613
Welltower, Inc.	11,214	1,711,144
		1,991,757
Industrial REITs: 1.31%
First Industrial Realty Trust, Inc.	10,466	497,972
Prologis, Inc.	14,840	1,516,648
Rexford Industrial Realty, Inc.	6,245	206,710
Terreno Realty Corp.	11,763	662,610
		2,883,940
Residential REITs: 1.97%
American Homes 4 Rent Class A	17,830	666,664
Camden Property Trust	6,034	686,669
Independence Realty Trust, Inc.	21,870	424,934
Invitation Homes, Inc.	19,357	661,816
Mid-America Apartment Communities, Inc.	5,087	812,139
Sun Communities, Inc.	8,792	1,093,989
		4,346,211
Retail REITs: 0.55%
Federal Realty Investment Trust	3,623	340,634
Simon Property Group, Inc.	5,534	870,941
		1,211,575
Specialized REITs: 4.19%
American Tower Corp.	9,333	2,103,751
Crown Castle, Inc.	5,015	530,386
CubeSmart	10,252	416,949
Equinix, Inc.	2,145	1,846,309
Extra Space Storage, Inc.	6,421	940,805
Four Corners Property Trust, Inc.	10,335	288,863
Gaming & Leisure Properties, Inc.	7,567	362,157
Iron Mountain, Inc.	9,480	850,072
SBA Communications Corp. Class A	4,541	1,105,279
VICI Properties, Inc. Class A	25,008	800,756
		9,245,327
Total common stocks (Cost $18,907,780)		19,678,810

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 35.40%
TIPS	0.13%	10-15-2026	$3,858,654	3,837,633
TIPS	0.13	4-15-2027	124,293	122,534
TIPS	0.13	1-15-2030	2,889,223	2,727,768
TIPS	0.13	7-15-2030	111,990	105,156
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Macro Strategies Portfolio | 19

Consolidated portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
TIPS	0.13%	1-15-2031	$4,608,143	$4,259,426
TIPS	0.13	7-15-2031	7,511,047	6,892,137
TIPS	0.13	1-15-2032	7,509,688	6,779,392
TIPS	0.13	2-15-2052	5,432,324	2,931,818
TIPS	0.25	7-15-2029	2,344,811	2,255,797
TIPS	0.38	1-15-2027	118,866	118,062
TIPS	0.38	7-15-2027	1,173,789	1,165,838
TIPS	0.50	1-15-2028	6,932,570	6,844,749
TIPS	0.63	7-15-2032	120,784	112,260
TIPS	0.75	7-15-2028	114,387	113,554
TIPS	0.75	2-15-2042	8,337,329	6,511,472
TIPS	0.75	2-15-2045	142,256	104,523
TIPS	0.88	1-15-2029	113,714	112,366
TIPS	0.88	2-15-2047	211,462	154,273
TIPS	1.13	1-15-2033	117,813	112,262
TIPS	1.25	4-15-2028	106,363	106,854
TIPS	1.50	2-15-2053	1,642,103	1,312,366
TIPS	1.63	10-15-2027	118,469	120,891
TIPS	1.63	10-15-2029	101,392	103,052
TIPS	1.75	1-15-2028	121,830	124,318
TIPS	1.75	1-15-2034	1,447,843	1,433,723
TIPS	1.88	7-15-2034	787,974	788,811
TIPS	2.13	1-15-2035	3,113,664	3,168,504
TIPS	2.13	2-15-2040	2,295,273	2,280,989
TIPS	2.13	2-15-2041	699,283	688,778
TIPS	2.38	1-15-2027	4,872,591	5,004,555
TIPS	2.38	10-15-2028	6,510,000	6,802,246
TIPS	2.50	1-15-2029	104,017	108,901
TIPS	3.63	4-15-2028	6,272,614	6,734,608
TIPS	3.88	4-15-2029	3,648,478	4,016,382
Total U.S. Treasury securities (Cost $77,525,056)				78,055,998

		Yield	Shares
Short-term investments: 25.26%
Investment companies: 25.26%
Allspring Government Money Market Fund Select Class♠∞*		4.26	55,705,784	55,705,784
Total short-term investments (Cost $55,705,784)				55,705,784
Total investments in securities (Cost $152,138,620)	69.58%			153,440,592
Other assets and liabilities, net	30.42			67,095,452
Total net assets	100.00%			$220,536,044

♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Macro Strategies Special Investments (Cayman) Ltd., the consolidated entity.

The accompanying notes are an integral part of these consolidated financial statements.
20 | Allspring Macro Strategies Portfolio

Consolidated portfolio of investments—April 30, 2025

Abbreviations:
REIT	Real estate investment trust
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$140,821,444	$327,050,808	$(412,166,468)	$0	$0	$55,705,784	55,705,784	$5,823,933
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	8,894,058	AUD	14,067,000	Morgan Stanley Co.	6-18-2025	$0	$(121,206)
AUD	14,069,000	USD	8,895,322	Morgan Stanley Co.	6-18-2025	121,223	0
USD	8,873,514	AUD	14,087,000	Morgan Stanley Co.	6-18-2025	0	(154,567)
AUD	10,816,000	USD	6,608,306	Morgan Stanley Co.	6-18-2025	323,456	0
AUD	3,294,000	USD	2,012,552	Morgan Stanley Co.	6-18-2025	98,508	0
AUD	16,333,000	USD	10,339,050	Morgan Stanley Co.	6-18-2025	128,448	0
BRL	39,604,000	USD	6,776,517	Morgan Stanley Co.	6-18-2025	128,284	0
USD	6,775,491	BRL	39,598,000	Morgan Stanley Co.	6-18-2025	0	(128,265)
USD	6,858,521	BRL	39,669,000	Morgan Stanley Co.	6-18-2025	0	(57,613)
BRL	76,449,000	USD	13,217,552	Morgan Stanley Co.	6-18-2025	111,030	0
USD	17,822,510	BRL	105,716,000	Morgan Stanley Co.	6-18-2025	0	(608,659)
USD	11,277,564	BRL	66,894,000	Morgan Stanley Co.	6-18-2025	0	(385,142)
BRL	82,170,000	USD	13,889,218	Morgan Stanley Co.	6-18-2025	436,799	0
CAD	21,405,000	USD	14,935,673	Morgan Stanley Co.	6-18-2025	628,444	0
USD	14,934,975	CAD	21,404,000	Morgan Stanley Co.	6-18-2025	0	(628,415)
USD	15,010,062	CAD	21,422,000	Morgan Stanley Co.	6-18-2025	0	(566,416)
CAD	1,075,000	USD	753,236	Morgan Stanley Co.	6-18-2025	28,424	0
CAD	4,206,000	USD	2,976,917	Morgan Stanley Co.	6-18-2025	81,372	0
CAD	16,162,000	USD	11,439,119	Morgan Stanley Co.	6-18-2025	312,680	0
USD	6,778,479	CAD	9,368,000	Morgan Stanley Co.	6-18-2025	0	(33,231)
CHF	10,389,000	USD	11,860,307	Morgan Stanley Co.	6-18-2025	794,184	0
USD	11,859,165	CHF	10,388,000	Morgan Stanley Co.	6-18-2025	0	(794,108)
CHF	548,000	USD	625,881	Morgan Stanley Co.	6-18-2025	41,619	0
USD	11,876,889	CHF	10,399,000	Morgan Stanley Co.	6-18-2025	0	(789,783)
USD	8,864,593	CHF	7,560,000	Morgan Stanley Co.	6-18-2025	0	(343,988)
CHF	17,423,000	USD	20,429,604	Morgan Stanley Co.	6-18-2025	792,765	0
CHF	9,462,000	USD	11,667,711	Morgan Stanley Co.	6-18-2025	0	(142,367)
CLP	5,729,705,000	USD	6,118,995	Morgan Stanley Co.	6-18-2025	0	(69,802)
USD	5,964,586	CLP	5,585,119,000	Morgan Stanley Co.	6-18-2025	68,041	0
CLP	11,044,793,000	USD	11,634,671	Morgan Stanley Co.	6-18-2025	25,979	0
USD	6,047,207	CLP	5,740,614,000	Morgan Stanley Co.	6-18-2025	0	(13,503)
CLP	4,486,286,000	USD	4,545,744	Morgan Stanley Co.	6-18-2025	190,697	0
USD	10,097,108	CLP	9,965,038,000	Morgan Stanley Co.	6-18-2025	0	(423,580)
USD	1,822,143	CLP	1,759,279,000	Morgan Stanley Co.	6-18-2025	0	(35,233)
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Macro Strategies Portfolio | 21

Consolidated portfolio of investments—April 30, 2025

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	9,467,970	CZK	217,217,000	Morgan Stanley Co.	6-18-2025	$0	$(403,540)
CZK	229,051,000	USD	9,983,785	Morgan Stanley Co.	6-18-2025	425,525	0
USD	9,960,885	CZK	229,317,000	Morgan Stanley Co.	6-18-2025	0	(460,514)
CZK	432,795,000	USD	18,799,396	Morgan Stanley Co.	6-18-2025	869,138	0
CZK	53,459,000	USD	2,338,388	Morgan Stanley Co.	6-18-2025	91,077	0
USD	1,872,757	CZK	42,814,000	Morgan Stanley Co.	6-18-2025	0	(72,941)
USD	2,855,536	CZK	62,977,000	Morgan Stanley Co.	6-18-2025	0	(6,477)
EUR	11,387,000	USD	12,448,735	Morgan Stanley Co.	6-18-2025	485,877	0
USD	12,447,642	EUR	11,386,000	Morgan Stanley Co.	6-18-2025	0	(485,834)
EUR	21,914,000	USD	23,817,034	Morgan Stanley Co.	6-18-2025	1,075,308	0
USD	12,387,814	EUR	11,398,000	Morgan Stanley Co.	6-18-2025	0	(559,293)
USD	9,071,940	EUR	8,255,000	Morgan Stanley Co.	6-18-2025	0	(305,001)
USD	2,470,469	EUR	2,248,000	Morgan Stanley Co.	6-18-2025	0	(83,058)
EUR	7,728,000	USD	8,818,506	Morgan Stanley Co.	6-18-2025	0	(40,190)
GBP	8,169,000	USD	10,561,684	Morgan Stanley Co.	6-18-2025	327,087	0
USD	10,560,391	GBP	8,168,000	Morgan Stanley Co.	6-18-2025	0	(327,047)
GBP	15,928,000	USD	20,608,108	Morgan Stanley Co.	6-18-2025	622,929	0
USD	10,580,933	GBP	8,178,000	Morgan Stanley Co.	6-18-2025	0	(319,834)
USD	7,969,872	GBP	6,219,000	Morgan Stanley Co.	6-18-2025	0	(319,670)
USD	1,947,935	GBP	1,520,000	Morgan Stanley Co.	6-18-2025	0	(78,131)
HUF	2,652,263,000	USD	7,192,324	Morgan Stanley Co.	6-18-2025	220,436	0
USD	6,921,231	HUF	2,552,294,000	Morgan Stanley Co.	6-18-2025	0	(212,127)
HUF	5,117,309,000	USD	13,802,348	Morgan Stanley Co.	6-18-2025	499,922	0
USD	7,165,255	HUF	2,656,564,000	Morgan Stanley Co.	6-18-2025	0	(259,526)
HUF	2,840,018,000	USD	7,636,921	Morgan Stanley Co.	6-18-2025	300,592	0
USD	1,347,004	HUF	500,924,000	Morgan Stanley Co.	6-18-2025	0	(53,019)
USD	17,601,671	HUF	6,379,409,000	Morgan Stanley Co.	6-18-2025	0	(228,018)
IDR	269,476,432,000	USD	16,438,005	Morgan Stanley Co.	6-18-2025	0	(232,826)
USD	16,436,950	IDR	269,459,133,000	Morgan Stanley Co.	6-18-2025	232,811	0
USD	16,042,184	IDR	269,669,121,000	Morgan Stanley Co.	6-18-2025	0	(174,582)
IDR	9,635,574,000	USD	573,205	Morgan Stanley Co.	6-18-2025	6,238	0
USD	9,763,850	IDR	166,014,739,000	Morgan Stanley Co.	6-18-2025	0	(219,578)
IDR	49,689,109,000	USD	2,922,373	Morgan Stanley Co.	6-18-2025	65,721	0
IDR	226,020,980,000	USD	13,419,482	Morgan Stanley Co.	6-18-2025	172,469	0
USD	30,229,778	INR	2,644,894,000	Morgan Stanley Co.	6-18-2025	0	(977,720)
INR	2,644,981,000	USD	30,230,773	Morgan Stanley Co.	6-18-2025	977,752	0
USD	30,756,352	INR	2,645,969,000	Morgan Stanley Co.	6-18-2025	0	(463,830)
INR	166,749,000	USD	1,938,266	Morgan Stanley Co.	6-18-2025	29,231	0
USD	2,176,492	INR	187,433,000	Morgan Stanley Co.	6-18-2025	0	(35,057)
INR	4,482,957,000	USD	52,056,586	Morgan Stanley Co.	6-18-2025	838,492	0
USD	29,318,329	INR	2,532,957,000	Morgan Stanley Co.	6-18-2025	0	(568,408)
USD	8,651,304	JPY	1,270,669,000	Morgan Stanley Co.	6-18-2025	0	(282,798)
JPY	1,270,829,000	USD	8,652,394	Morgan Stanley Co.	6-18-2025	282,834	0
USD	8,577,867	JPY	1,272,554,000	Morgan Stanley Co.	6-18-2025	0	(369,489)
JPY	2,499,947,000	USD	16,851,318	Morgan Stanley Co.	6-18-2025	725,866	0
USD	1,779,222	JPY	259,770,000	Morgan Stanley Co.	6-18-2025	0	(47,227)
USD	12,695,093	JPY	1,853,509,000	Morgan Stanley Co.	6-18-2025	0	(336,971)
JPY	135,041,000	USD	949,778	Morgan Stanley Co.	6-18-2025	0	(302)
KRW	14,231,979,000	USD	9,836,228	Morgan Stanley Co.	6-18-2025	202,806	0
USD	9,835,152	KRW	14,230,422,000	Morgan Stanley Co.	6-18-2025	0	(202,783)
USD	9,783,003	KRW	14,248,944,000	Morgan Stanley Co.	6-18-2025	0	(267,997)
KRW	3,062,113,000	USD	2,113,481	Morgan Stanley Co.	6-18-2025	46,489	0
The accompanying notes are an integral part of these consolidated financial statements.
22 | Allspring Macro Strategies Portfolio

Consolidated portfolio of investments—April 30, 2025

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
KRW	16,361,587,000	USD	11,292,825	Morgan Stanley Co.	6-18-2025	$248,403	$0
KRW	6,898,478,000	USD	4,872,185	Morgan Stanley Co.	6-18-2025	0	(6,098)
USD	7,706,503	MXN	155,227,000	Morgan Stanley Co.	6-18-2025	0	(162,339)
MXN	155,249,000	USD	7,707,595	Morgan Stanley Co.	6-18-2025	162,362	0
MXN	303,302,000	USD	14,715,746	Morgan Stanley Co.	6-18-2025	659,386	0
USD	7,543,844	MXN	155,484,000	Morgan Stanley Co.	6-18-2025	0	(338,026)
MXN	19,060,000	USD	917,324	Morgan Stanley Co.	6-18-2025	48,874	0
USD	1,402,746	MXN	29,146,000	Morgan Stanley Co.	6-18-2025	0	(74,737)
USD	10,360,257	MXN	209,502,000	Morgan Stanley Co.	6-18-2025	0	(259,920)
USD	7,920,691	NOK	84,382,000	Morgan Stanley Co.	6-18-2025	0	(190,440)
NOK	84,394,000	USD	7,921,817	Morgan Stanley Co.	6-18-2025	190,467	0
USD	8,109,388	NOK	84,515,000	Morgan Stanley Co.	6-18-2025	0	(14,526)
NOK	160,568,000	USD	15,406,830	Morgan Stanley Co.	6-18-2025	27,598	0
USD	5,661,864	NOK	61,655,000	Morgan Stanley Co.	6-18-2025	0	(264,658)
USD	1,308,322	NOK	14,247,000	Morgan Stanley Co.	6-18-2025	0	(61,156)
USD	7,280,794	NOK	76,981,000	Morgan Stanley Co.	6-18-2025	0	(118,923)
NZD	15,716,000	USD	9,036,229	Morgan Stanley Co.	6-18-2025	312,362	0
USD	9,035,079	NZD	15,714,000	Morgan Stanley Co.	6-18-2025	0	(312,322)
USD	9,047,035	NZD	15,736,000	Morgan Stanley Co.	6-18-2025	0	(313,452)
NZD	11,929,000	USD	6,739,503	Morgan Stanley Co.	6-18-2025	356,407	0
NZD	3,832,000	USD	2,164,957	Morgan Stanley Co.	6-18-2025	114,490	0
NZD	17,623,000	USD	10,388,882	Morgan Stanley Co.	6-18-2025	94,079	0
USD	8,044,934	PLN	30,974,000	Morgan Stanley Co.	6-18-2025	0	(139,739)
PLN	32,244,000	USD	8,374,793	Morgan Stanley Co.	6-18-2025	145,468	0
USD	8,348,608	PLN	32,289,000	Morgan Stanley Co.	6-18-2025	0	(183,545)
PLN	62,259,000	USD	16,097,617	Morgan Stanley Co.	6-18-2025	353,907	0
PLN	27,137,000	USD	6,949,296	Morgan Stanley Co.	6-18-2025	221,475	0
USD	1,521,639	PLN	5,942,000	Morgan Stanley Co.	6-18-2025	0	(48,495)
USD	12,012,487	PLN	45,369,000	Morgan Stanley Co.	6-18-2025	24,032	0
SEK	86,384,000	USD	8,578,206	Morgan Stanley Co.	6-18-2025	383,048	0
USD	8,341,765	SEK	84,003,000	Morgan Stanley Co.	6-18-2025	0	(372,490)
SEK	162,479,000	USD	16,417,446	Morgan Stanley Co.	6-18-2025	437,708	0
USD	8,740,161	SEK	86,499,000	Morgan Stanley Co.	6-18-2025	0	(233,023)
USD	6,252,143	SEK	62,513,000	Morgan Stanley Co.	6-18-2025	0	(232,795)
USD	1,569,912	SEK	15,697,000	Morgan Stanley Co.	6-18-2025	0	(58,455)
USD	2,385,513	SEK	23,011,000	Morgan Stanley Co.	6-18-2025	0	(1,589)
USD	6,920,574	ZAR	126,807,000	Morgan Stanley Co.	6-18-2025	126,867	0
ZAR	126,828,000	USD	6,921,720	Morgan Stanley Co.	6-18-2025	0	(126,888)
ZAR	126,594,000	USD	6,735,470	Morgan Stanley Co.	6-18-2025	46,826	0
USD	11,704,417	ZAR	227,370,000	Morgan Stanley Co.	6-18-2025	0	(476,970)
USD	13,826,109	ZAR	268,586,000	Morgan Stanley Co.	6-18-2025	0	(563,432)
ZAR	193,721,000	USD	10,242,635	Morgan Stanley Co.	6-18-2025	136,001	0
						$16,900,313	$(18,243,684)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MEFF Madrid IBEX 35 Index	37	5-16-2025	$5,145,662	$5,552,626	$406,964	$0
LME Lead Futures**	52	5-19-2025	2,434,791	2,545,036	110,245	0
LME Nickel Futures**	40	5-19-2025	3,610,884	3,664,795	53,911	0
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Macro Strategies Portfolio | 23

Consolidated portfolio of investments—April 30, 2025

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
LME Primary Aluminum Futures**	115	5-19-2025	$7,164,051	$6,863,171	$0	$(300,880)
LME Zinc Futures**	27	5-19-2025	1,761,913	1,734,912	0	(27,001)
Volatility Index	126	5-21-2025	3,131,322	3,025,373	0	(105,949)
Hang Seng Index	69	5-29-2025	9,749,886	9,824,733	74,847	0
IFSC NIFTY 50 Index	200	5-29-2025	9,737,966	9,757,800	19,834	0
10-Year Euro BUND Index	624	6-6-2025	92,162,693	93,155,113	992,420	0
French Government Bond	181	6-6-2025	25,632,186	25,761,972	129,786	0
10-Year Japanese Bond	26	6-13-2025	25,781,354	25,576,304	0	(205,050)
Lean Hogs Futures**	35	6-13-2025	1,325,881	1,375,850	49,969	0
10-Year Australian Bond	1,422	6-16-2025	103,540,279	104,723,654	1,183,375	0
Japanese Yen Futures	275	6-16-2025	23,588,467	24,205,156	616,689	0
LME Copper Futures**	26	6-16-2025	6,175,728	5,942,801	0	(232,927)
LME Lead Futures**	66	6-16-2025	3,130,712	3,232,614	101,902	0
LME Nickel Futures**	17	6-16-2025	1,590,981	1,564,356	0	(26,625)
LME Zinc Futures**	27	6-16-2025	1,748,388	1,741,574	0	(6,814)
10-Year Canadian Bond	947	6-19-2025	84,276,460	84,945,612	669,152	0
DAX Index	14	6-20-2025	9,268,044	8,962,830	0	(305,214)
E-Mini Russell 1000 Value Index	118	6-20-2025	10,133,880	10,612,330	478,450	0
MSCI EAFE Index	504	6-20-2025	58,094,015	62,866,440	4,772,425	0
MSCI Emerging Markets Index	73	6-20-2025	3,926,014	4,051,500	125,486	0
U.S. Real Estate Futures	513	6-20-2025	18,883,063	18,421,830	0	(461,233)
Gold 100 Troy Ounces Futures**	71	6-26-2025	22,242,476	23,565,610	1,323,134	0
Long Gilt Futures	328	6-26-2025	40,435,669	40,880,009	444,340	0
Number 2 Cotton Futures**	124	7-9-2025	4,123,136	4,093,240	0	(29,896)
Corn Futures**	69	7-14-2025	1,640,743	1,640,475	0	(268)
Hard Red Winter Wheat Futures**	125	7-14-2025	3,586,946	3,309,375	0	(277,571)
Soybean Meal Futures**	85	7-14-2025	2,558,334	2,533,000	0	(25,334)
Soybean Oil Futures**	195	7-14-2025	5,305,724	5,729,490	423,766	0
Wheat Futures**	149	7-14-2025	4,151,941	3,954,088	0	(197,853)
Cocoa Futures**	6	7-16-2025	501,757	533,220	31,463	0
C Coffee Futures**	1	7-21-2025	136,021	150,281	14,260	0
Silver Futures**	4	7-29-2025	653,051	656,560	3,509	0
Short
CAC 40 Index	(107)	5-16-2025	(8,723,003)	(9,129,308)	0	(406,305)
LME Lead Futures**	(52)	5-19-2025	(2,469,734)	(2,545,036)	0	(75,302)
LME Nickel Futures**	(40)	5-19-2025	(3,849,144)	(3,664,795)	184,349	0
LME Primary Aluminum Futures**	(115)	5-19-2025	(7,070,230)	(6,863,171)	207,059	0
LME Zinc Futures**	(27)	5-19-2025	(1,740,350)	(1,734,912)	5,438	0
Light Sweet Crude Oil Futures**	(71)	5-20-2025	(4,294,793)	(4,132,910)	161,883	0
Brent Crude Oil Futures**	(58)	5-30-2025	(3,707,177)	(3,541,480)	165,697	0
NY Harbor ULSD Futures**	(18)	5-30-2025	(1,457,480)	(1,513,361)	0	(55,881)
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	(12)	5-30-2025	(1,018,194)	(1,016,921)	1,273	0
30-Year Euro BUXL Futures	(155)	6-6-2025	(22,703,709)	(21,790,946)	912,763	0
Gas Oil Futures**	(46)	6-12-2025	(2,775,979)	(2,753,100)	22,879	0
TOPIX Index	(159)	6-12-2025	(26,766,795)	(29,630,403)	0	(2,863,608)
LME Copper Futures**	(53)	6-16-2025	(12,537,139)	(12,114,170)	422,969	0
LME Lead Futures**	(71)	6-16-2025	(3,631,429)	(3,477,509)	153,920	0
LME Nickel Futures**	(23)	6-16-2025	(2,152,061)	(2,116,481)	35,580	0
LME Primary Aluminum Futures**	(73)	6-16-2025	(4,355,902)	(4,379,398)	0	(23,496)
LME Zinc Futures**	(35)	6-16-2025	(2,555,591)	(2,257,596)	297,995	0
The accompanying notes are an integral part of these consolidated financial statements.
24 | Allspring Macro Strategies Portfolio

Consolidated portfolio of investments—April 30, 2025

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
10-Year U.S. Treasury Notes	(853)	6-18-2025	$(94,040,956)	$(95,722,594)	$0	$(1,681,638)
S&P ASX Share Price Index 200	(89)	6-19-2025	(11,355,560)	(11,604,175)	0	(248,615)
S&P/TSX 60 Index	(48)	6-19-2025	(9,449,175)	(10,410,561)	0	(961,386)
E-Mini NASDAQ 100 Index	(16)	6-20-2025	(6,254,127)	(6,290,720)	0	(36,593)
E-Mini Russell 2000 Index	(61)	6-20-2025	(6,172,824)	(6,007,890)	164,934	0
E-Mini S&P 500 Index	(319)	6-20-2025	(87,695,585)	(89,112,650)	0	(1,417,065)
Euro STOXX 50 Index	(151)	6-20-2025	(7,836,015)	(8,736,056)	0	(900,041)
FTSE 100 Index	(57)	6-20-2025	(5,872,721)	(6,429,588)	0	(556,867)
Henry Hub Natural Gas Futures**	(26)	6-26-2025	(887,140)	(945,100)	0	(57,960)
5-Year U.S. Treasury Notes	(140)	6-30-2025	(15,083,405)	(15,287,344)	0	(203,939)
Live Cattle Futures**	(37)	6-30-2025	(2,880,682)	(3,084,320)	0	(203,638)
Number 11 World Sugar Futures**	(178)	6-30-2025	(3,585,794)	(3,438,960)	146,834	0
Soybean Futures**	(43)	7-14-2025	(2,157,401)	(2,245,675)	0	(88,274)
					$14,909,500	$(11,983,223)

**	Represents an investment held in Macro Strategies Special Investments (Cayman) Ltd., the consolidated entity.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Macro Strategies Portfolio | 25

Consolidated statement of assets and liabilities—April 30, 2025
Consolidated financial statements
Consolidated statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $96,432,836)	$97,734,808
Investments in affiliated securities, at value (cost $55,705,784)	55,705,784
Cash	552
Cash at broker segregated for futures contracts	65,225,000
Segregated cash for forward foreign currency contracts	1,140,000
Unrealized gains on forward foreign currency contracts	16,900,313
Receivable for daily variation margin on open futures contracts	1,926,433
Receivable for interest	373,838
Prepaid expenses and other assets	904,924
Total assets	239,911,652
Liabilities
Unrealized losses on forward foreign currency contracts	18,243,684
Payable for daily variation margin on open futures contracts	1,001,027
Advisory fee payable	65,314
Due to custodian bank, foreign currency, at value	21,208
Trustees’ fees and expenses payable	95
Accrued expenses and other liabilities	44,280
Total liabilities	19,375,608
Total net assets	$220,536,044
The accompanying notes are an integral part of these consolidated financial statements.
26 | Allspring Macro Strategies Portfolio

Consolidated Statement of operations— year ended April 30, 2025
Consolidated statement of operations
Investment income
Interest	$6,220,726
Income from affiliated securities	5,823,933
Dividends	590,876
Total investment income	12,635,535
Expenses
Advisory fee	972,588
Custody and accounting fees	8,330
Professional fees	121,394
Registration fees	14
Interest holder report expenses	11,269
Trustees’ fees and expenses	15,557
Other fees and expenses	10,987
Total expenses	1,140,139
Net investment income	11,495,396
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	287,481
Foreign currency and foreign currency translations	(119,150)
Forward foreign currency contracts	(3,387,320)
Futures contracts	(5,321,294)
Net realized losses on investments	(8,540,283)
Net change in unrealized gains (losses) on
Unaffiliated securities	4,553,013
Foreign currency and foreign currency translations	(21,358)
Forward foreign currency contracts	(3,407,805)
Futures contracts	10,274,685
Net change in unrealized gains (losses) on investments	11,398,535
Net realized and unrealized gains (losses) on investments	2,858,252
Net increase in net assets resulting from operations	$14,353,648
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Macro Strategies Portfolio | 27

Consolidated statement of changes in net assets
Consolidated statement of changes in net assets
	Year ended April 30, 2025	Period ended April 30, 2024[1]
Operations
Net investment income	$11,495,396	$2,411,853
Net realized losses on investments	(8,540,283)	(1,948,408)
Net change in unrealized gains (losses) on investments	11,398,535	(8,534,865)
Net increase (decrease) in net assets resulting from operations	14,353,648	(8,071,420)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	139,587,688	431,572,633
Withdrawals	(243,217,884)	(113,688,621)
Net increase (decrease) in net assets resulting from capital transactions	(103,630,196)	317,884,012
Total increase (decrease) in net assets	(89,276,548)	309,812,592
Net assets
Beginning of period	309,812,592	0
End of period	$220,536,044	$309,812,592
1 For the period from March 11, 2024 (commencement of operations) to April 30, 2024
The accompanying notes are an integral part of these consolidated financial statements.
28 | Allspring Macro Strategies Portfolio

Consolidated financial highlights
Consolidated financial highlights

Year ended April 30
	2025	2024[1]
Total return[2]	4.52%	(2.53)%
Ratios to average net assets (annualized)
Expenses	0.41%	0.47%
Net investment income	4.14%	4.76%
Supplemental data
Portfolio turnover rate	25%	1%

[1]	For the period from March 11, 2024 (commencement of operations) to April 30, 2024
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Macro Strategies Portfolio | 29

Notes to consolidated financial statements
Notes to consolidated financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Macro Strategies Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
INVESTMENT IN SUBSIDIARY
The Portfolio invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Macro Strategies Special Investments (Cayman) Ltd (the “Subsidiary”), a wholly owned subsidiary incorporated on November 21, 2023 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of April 30, 2025, the Subsidiary had $52,282,167 of investments in affiliates and cash at broker segregated for futures contacts representing 97.45% of its net assets. As of April 30, 2025, the Portfolio held $53,649,534 in the Subsidiary, representing 31.15% of the Portfolio net assets prior to consolidation.
The consolidated financial statements of the Portfolio include the financial results of the Subsidiary. The Consolidated portfolio of investments includes positions of the Portfolio and the Subsidiary and the consolidated financial statements include the accounts of the Portfolio and the Subsidiary. Accordingly, all interfund balances and transactions between the Portfolio and the Subsidiary have been eliminated in consolidation.
3.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded
30 | Allspring Macro Strategies Portfolio

Notes to consolidated financial statements
and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices, foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk, foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated statement of assets and liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated statement of operations.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Allspring Macro Strategies Portfolio | 31

Notes to consolidated financial statements
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a disregarded entity for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been earned by the interest holder.
As of April 30, 2025, the aggregate cost of all investments for federal income tax purposes was $155,892,729 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$29,365,860
Gross unrealized losses	(30,235,091)
Net unrealized losses	$(869,231)
4.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Real estate	$19,678,810	$0	$0	$19,678,810
U.S. Treasury securities	78,055,998	0	0	78,055,998
Short-term investments
Investment companies	55,705,784	0	0	55,705,784
	153,440,592	0	0	153,440,592
Forward foreign currency contracts	0	16,900,313	0	16,900,313
Futures contracts	14,909,500	0	0	14,909,500
Total assets	$168,350,092	$16,900,313	$0	$185,250,405
Liabilities
Forward foreign currency contracts	$0	$18,243,684	$0	$18,243,684
Futures contracts	11,983,223	0	0	11,983,223
Total liabilities	$11,983,223	$18,243,684	$0	$30,226,907
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Consolidated statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated portfolio of investments.
At April 30, 2025, the Portfolio did not have any transfers into/out of Level 3.
32 | Allspring Macro Strategies Portfolio

Notes to consolidated financial statements
5.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $1 billion	0.350%
Next $4 billion	0.325
Over $5 billion	0.300
For the year ended April 30, 2025, the advisory fee was equivalent to an annual rate of 0.35% of the Portfolio’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC (“Allspring Investments”) and Allspring Global Investments (UK) Limited (“Allspring UK”), each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serves as subadvisers to the Portfolio. Allspring Investments receives a subadvisory fee at an annual rate starting at 0.100% and declining to 0.075% as the average daily net assets of the Portfolio increase. Allspring UK receives a subadvisory fee for portfolio management services on the assets it co-manages with Allspring Investments at an annual rate starting at 0.100% and declining to 0.075% as the average daily net assets of the Portfolio increase.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the year ended April 30, 2025.
6.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended April 30, 2025 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$20,839,370	$2,412,686	$26,566,000	$3,537,278
7.
DERIVATIVE TRANSACTIONS
During the year ended April 30, 2025, the Portfolio entered into futures contracts to speculate on equities, fixed income, currencies and commodities directly. The Portfolio also entered into forward foreign currency contracts for economic hedging purposes.
The volume of the Portfolio’s derivative activity during the year ended April 30, 2025 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$271,142,670
Average contract amounts to sell	330,552,435
Futures contracts
Average notional balance on long futures	$638,009,335
Average notional balance on short futures	210,477,883
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
Allspring Macro Strategies Portfolio | 33

Notes to consolidated financial statements
The fair value of derivative instruments as of April 30, 2025 by primary risk type was as follows for the Portfolio:
	Interest rate risk	Commodity risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$0	$16,900,313	$16,900,313
Futures contracts	4,331,836 *	3,918,035 *	6,042,940 *	616,689 *	14,909,500
	$4,331,836	$3,918,035	$6,042,940	$17,517,002	$31,809,813
Liability derivatives
Forward foreign currency contracts	$0	$0	$0	$18,243,684	$18,243,684
Futures contracts	2,090,627 *	1,629,720 *	8,262,876 *	0 *	11,983,223
	$2,090,627	$1,629,720	$8,262,876	$18,243,684	$30,226,907

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Consolidated  Portfolio of investments. For futures contracts, only the current day’s variation margin as of April 30, 2025 is reported separately on the Consolidated  Statement of assets and liabilities.

The effect of derivative instruments on the Consolidated statement of operations for the year ended April 30, 2025 was as follows:
	INTEREST RATE RISK	Commodity risk	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$(3,387,320)	$(3,387,320)
Futures contracts	(617,990)	(3,456,965)	(1,834,421)	588,082	(5,321,294)
	$(617,990)	$(3,456,965)	$(1,834,421)	$(2,799,238)	$(8,708,614)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$(3,407,805)	$(3,407,805)
Futures contracts	7,708,340	3,557,261	30,958	(1,021,874)	10,274,685
	$7,708,340	$3,557,261	$30,958	$(4,429,679)	$6,866,880
For certain types of derivative transactions, the Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under ISDA Master Agreements or similar agreements, if any, are reported separately in the Consolidated statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Consolidated  portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Consolidated statement of assets and liabilities are not offset across transactions between the Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Consolidated statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Morgan Stanley Co.	$16,900,313	$(16,900,313)	$0	$0

Counterparty	Gross amounts of liabilities in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Morgan Stanley Co.	$18,243,684	$(16,900,313)	$(1,343,371)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
34 | Allspring Macro Strategies Portfolio

Notes to consolidated financial statements
8.
BANK BORROWINGS
The Portfolio, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to portfolio interest holder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended April 30, 2025, there were no borrowings by the Portfolio under the agreement.
9.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Portfolio has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Portfolio acts as the Portfolio’s CODM. For the periods presented, the Portfolio operated as a single operating segment. The CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Portfolio’s prospectus which is executed by the Portfolio’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Portfolio’s single segment. This information is consistent with that presented within the Portfolio’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Consolidated statement of operations.
Allspring Macro Strategies Portfolio | 35

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Consolidated Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Allspring Macro Strategies Portfolio (the Portfolio), one of the portfolios constituting Allspring Master Trust, including the consolidated portfolio of investments, as of April 30, 2025, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for the year then ended and the period from March 11, 2024 (commencement of operations) to April 30, 2024, and the related notes (collectively, the consolidated financial statements) and the consolidated financial highlights for the year then ended and the period from March 11, 2024 to April 30, 2024. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Portfolio as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from March 11, 2024 to April 30, 2024, and the consolidated financial highlights for the year then ended and the period from March 11, 2024 to April 30, 2024, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These consolidated financial statements and consolidated financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and consolidated financial highlights. Such procedures also included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and consolidated financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
June 26, 2025
36 | Allspring Macro Strategies Portfolio

Other information (unaudited)
Other information
Tax information
Pursuant to Section 854 of the Internal Revenue Code, $548,616 of income dividends paid during the fiscal year ended April 30, 2025 has been designated as qualified dividend income (QDI).
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Absolute Return Fund | 37

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

38 | Allspring Absolute Return Fund

 | 39

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3355 04-25

Allspring Disciplined Large Cap Portfolio
Long Form Financial Statements
Annual Report
April 30, 2025

Allspring Disciplined Large Cap Portfolio | 1

Portfolio of investments—April 30, 2025
Portfolio of investments

	Shares	Value
Common stocks: 97.12%
Communication services: 9.18%
Diversified telecommunication services: 0.72%
AT&T, Inc.	66,121	$1,831,552
Verizon Communications, Inc.	5,765	254,006
		2,085,558
Entertainment: 2.05%
Netflix, Inc.†	3,587	4,059,480
Roblox Corp. Class A†	5,064	339,541
Spotify Technology SA†	2,043	1,254,361
Walt Disney Co.	2,955	268,757
		5,922,139
Interactive media & services: 6.10%
Alphabet, Inc. Class A	28,341	4,500,551
Alphabet, Inc. Class C	32,698	5,260,781
Meta Platforms, Inc. Class A	13,486	7,403,814
Pinterest, Inc. Class A†	10,977	277,938
TripAdvisor, Inc.†	14,765	183,824
		17,626,908
Media: 0.31%
Comcast Corp. Class A	25,639	876,854
Consumer discretionary: 9.54%
Automobiles: 1.57%
General Motors Co.	11,033	499,133
Tesla, Inc.†	14,333	4,044,199
		4,543,332
Broadline retail: 3.54%
Amazon.com, Inc.†	52,708	9,720,409
eBay, Inc.	7,291	496,955
		10,217,364
Diversified consumer services: 0.27%
ADT, Inc.	37,161	298,031
Duolingo, Inc.†	1,259	490,356
		788,387
Hotels, restaurants & leisure: 1.02%
Booking Holdings, Inc.	190	968,863
Expedia Group, Inc.	3,565	559,456
McDonald’s Corp.	3,663	1,170,878
Wynn Resorts Ltd.	3,107	249,523
		2,948,720
Household durables: 0.69%
Garmin Ltd.	2,325	434,473
The accompanying notes are an integral part of these financial statements.
2 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—April 30, 2025

	Shares	Value
Household durables(continued)
Lennar Corp. Class A	7,181	$779,928
PulteGroup, Inc.	7,640	783,711
		1,998,112
Specialty retail: 1.97%
Dick’s Sporting Goods, Inc.	2,254	423,166
Gap, Inc.	24,967	546,777
Home Depot, Inc.	6,784	2,445,564
TJX Cos., Inc.	17,617	2,266,956
		5,682,463
Textiles, apparel & luxury goods: 0.48%
Capri Holdings Ltd.†	21,518	323,631
Crocs, Inc.†	4,888	471,301
Deckers Outdoor Corp.†	5,381	596,376
		1,391,308
Consumer staples: 6.46%
Beverages: 0.60%
Coca-Cola Co.	4,923	357,164
Keurig Dr Pepper, Inc.	12,775	441,887
Monster Beverage Corp.†	5,427	326,271
PepsiCo, Inc.	4,456	604,145
		1,729,467
Consumer staples distribution & retail: 2.62%
Costco Wholesale Corp.	3,560	3,540,420
Target Corp.	11,520	1,113,984
Walmart, Inc.	30,139	2,931,018
		7,585,422
Food products: 0.44%
Ingredion, Inc.	5,211	692,125
Tyson Foods, Inc. Class A	9,293	569,103
		1,261,228
Household products: 1.45%
Colgate-Palmolive Co.	16,888	1,556,905
Kimberly-Clark Corp.	8,711	1,147,935
Procter & Gamble Co.	9,138	1,485,565
		4,190,405
Tobacco: 1.35%
Altria Group, Inc.	34,354	2,032,039
Philip Morris International, Inc.	10,930	1,872,965
		3,905,004
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Large Cap Portfolio | 3

Portfolio of investments—April 30, 2025

	Shares	Value
Energy: 2.53%
Oil, gas & consumable fuels: 2.53%
APA Corp.	19,085	$296,581
Cheniere Energy, Inc.	5,851	1,352,224
Chevron Corp.	7,750	1,054,465
EOG Resources, Inc.	4,130	455,663
Exxon Mobil Corp.	21,100	2,228,793
HF Sinclair Corp.	4,067	122,295
Marathon Petroleum Corp.	6,723	923,807
Phillips 66	8,349	868,797
		7,302,625
Financials: 14.96%
Banks: 3.45%
Bank of America Corp.	26,971	1,075,603
Citigroup, Inc.	23,133	1,581,834
East West Bancorp, Inc.	7,967	681,577
First Citizens BancShares, Inc. Class A	143	254,417
JPMorgan Chase & Co.	19,277	4,715,540
Wells Fargo & Co.	23,377	1,660,001
		9,968,972
Capital markets: 4.16%
Ameriprise Financial, Inc.	3,035	1,429,546
Bank of New York Mellon Corp.	18,803	1,511,949
BlackRock, Inc.	967	884,090
Charles Schwab Corp.	15,061	1,225,965
CME Group, Inc.	5,075	1,406,181
Coinbase Global, Inc. Class A†	2,755	558,962
Goldman Sachs Group, Inc.	3,965	2,171,036
Interactive Brokers Group, Inc. Class A	7,258	1,247,287
Jefferies Financial Group, Inc.	6,475	302,577
Stifel Financial Corp.	4,703	403,000
Virtu Financial, Inc. Class A	22,368	875,707
		12,016,300
Consumer finance: 0.88%
American Express Co.	3,389	902,864
Capital One Financial Corp.	5,501	991,610
Synchrony Financial	12,237	635,712
		2,530,186
Financial services: 4.35%
Apollo Global Management, Inc.	4,707	642,411
Berkshire Hathaway, Inc. Class B†	9,288	4,952,826
Corpay, Inc.†	498	162,034
Euronet Worldwide, Inc.†	6,132	607,681
Mastercard, Inc. Class A	3,128	1,714,332
The accompanying notes are an integral part of these financial statements.
4 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—April 30, 2025

	Shares	Value
Financial services(continued)
PayPal Holdings, Inc.†	7,387	$486,360
Visa, Inc. Class A	11,611	4,011,601
		12,577,245
Insurance: 2.12%
Axis Capital Holdings Ltd.	3,537	340,684
Fidelity National Financial, Inc.	12,076	773,468
Hartford Insurance Group, Inc.	5,960	731,113
MetLife, Inc.	10,454	787,918
Progressive Corp.	5,792	1,631,838
Reinsurance Group of America, Inc.	5,552	1,039,945
Unum Group	10,673	828,865
		6,133,831
Health care: 10.46%
Biotechnology: 1.99%
AbbVie, Inc.	12,838	2,504,694
Amgen, Inc.	936	272,301
Exelixis, Inc.†	27,991	1,095,848
Gilead Sciences, Inc.	5,601	596,731
Regeneron Pharmaceuticals, Inc.	1,264	756,833
Vertex Pharmaceuticals, Inc.†	1,057	538,541
		5,764,948
Health care equipment & supplies: 2.36%
Abbott Laboratories	17,727	2,317,805
Boston Scientific Corp.†	10,107	1,039,707
Globus Medical, Inc. Class A†	4,919	353,037
Hologic, Inc.†	15,862	923,168
Intuitive Surgical, Inc.†	2,668	1,376,155
Stryker Corp.	2,186	817,389
		6,827,261
Health care providers & services: 2.47%
Cardinal Health, Inc.	2,301	325,108
Cencora, Inc.	3,534	1,034,296
Centene Corp.†	16,565	991,415
CVS Health Corp.	18,159	1,211,387
Elevance Health, Inc.	641	269,592
McKesson Corp.	1,799	1,282,309
Tenet Healthcare Corp.†	4,732	676,439
UnitedHealth Group, Inc.	3,240	1,333,066
		7,123,612
Health care technology: 0.52%
Doximity, Inc. Class A†	8,629	490,818
Veeva Systems, Inc. Class A†	4,305	1,006,035
		1,496,853
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Large Cap Portfolio | 5

Portfolio of investments—April 30, 2025

	Shares	Value
Life sciences tools & services: 0.09%
10X Genomics, Inc. Class A†	13,248	$109,561
Medpace Holdings, Inc.†	475	146,485
		256,046
Pharmaceuticals: 3.03%
Eli Lilly & Co.	4,358	3,917,624
Johnson & Johnson	8,643	1,350,987
Merck & Co., Inc.	12,622	1,075,394
Organon & Co.	13,666	176,701
Pfizer, Inc.	42,460	1,036,449
Zoetis, Inc.	7,681	1,201,309
		8,758,464
Industrials: 8.35%
Aerospace & defense: 1.32%
General Dynamics Corp.	1,882	512,130
General Electric Co.	2,822	568,746
Howmet Aerospace, Inc.	5,802	804,041
Lockheed Martin Corp.	2,418	1,155,199
Northrop Grumman Corp.	1,563	760,400
		3,800,516
Building products: 0.37%
Builders FirstSource, Inc.†	4,110	491,679
Trane Technologies PLC	1,512	579,565
		1,071,244
Commercial services & supplies: 0.68%
Copart, Inc.†	7,903	482,320
MSA Safety, Inc.	2,783	438,100
Veralto Corp.	4,280	410,452
Waste Management, Inc.	2,673	623,771
		1,954,643
Construction & engineering: 0.76%
EMCOR Group, Inc.	3,228	1,293,459
MasTec, Inc.†	4,393	559,317
Valmont Industries, Inc.	1,149	336,910
		2,189,686
Electrical equipment: 0.59%
Acuity, Inc.	2,803	682,839
Emerson Electric Co.	5,881	618,152
Vertiv Holdings Co. Class A	4,833	412,641
		1,713,632
The accompanying notes are an integral part of these financial statements.
6 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—April 30, 2025

	Shares	Value
Ground transportation: 0.37%
CSX Corp.	10,205	$286,455
Uber Technologies, Inc.†	9,829	796,247
		1,082,702
Industrial conglomerates: 0.78%
3M Co.	8,262	1,147,674
Honeywell International, Inc.	5,263	1,107,862
		2,255,536
Machinery: 1.47%
Allison Transmission Holdings, Inc.	13,544	1,249,299
Caterpillar, Inc.	3,733	1,154,505
PACCAR, Inc.	5,787	522,045
Parker-Hannifin Corp.	2,190	1,325,081
		4,250,930
Passenger airlines: 0.39%
United Airlines Holdings, Inc.†	16,545	1,138,627
Professional services: 1.48%
Automatic Data Processing, Inc.	1,603	481,862
CACI International, Inc. Class A†	1,569	718,398
Leidos Holdings, Inc.	8,043	1,183,769
Paycom Software, Inc.	3,201	724,674
Science Applications International Corp.	9,756	1,180,769
		4,289,472
Trading companies & distributors: 0.14%
WESCO International, Inc.	2,418	394,037
Information technology: 27.74%
Communications equipment: 1.25%
Arista Networks, Inc.†	16,578	1,363,872
Cisco Systems, Inc.	33,372	1,926,566
F5, Inc.†	1,277	338,073
		3,628,511
Electronic equipment, instruments & components: 0.40%
Arrow Electronics, Inc.†	2,124	236,529
TD SYNNEX Corp.	5,529	612,613
Zebra Technologies Corp. Class A†	1,219	305,140
		1,154,282
IT services: 1.47%
Accenture PLC Class A	4,709	1,408,697
DXC Technology Co.†	24,557	381,125
Okta, Inc.†	6,672	748,331
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Large Cap Portfolio | 7

Portfolio of investments—April 30, 2025

	Shares	Value
IT services(continued)
Twilio, Inc. Class A†	2,580	$249,512
VeriSign, Inc.†	5,181	1,461,664
		4,249,329
Semiconductors & semiconductor equipment: 8.90%
Advanced Micro Devices, Inc.†	4,361	424,543
Applied Materials, Inc.	5,533	833,879
Broadcom, Inc.	30,471	5,864,753
Cirrus Logic, Inc.†	3,335	320,293
KLA Corp.	2,708	1,902,885
Lam Research Corp.	3,317	237,729
NVIDIA Corp.	126,426	13,770,320
Onto Innovation, Inc.†	2,720	331,759
QUALCOMM, Inc.	13,783	2,046,224
		25,732,385
Software: 10.04%
Adobe, Inc.†	2,620	982,448
Appfolio, Inc. Class A†	1,774	366,367
AppLovin Corp. Class A†	2,491	670,851
Atlassian Corp. Class A†	1,234	281,735
BILL Holdings, Inc.†	6,092	277,612
Docusign, Inc. Class A†	8,144	665,772
Fortinet, Inc.†	14,528	1,507,425
Manhattan Associates, Inc.†	1,183	209,852
Microsoft Corp.	40,370	15,956,646
Nutanix, Inc. Class A†	11,361	780,501
Oracle Corp.	2,209	310,850
Palantir Technologies, Inc. Class A†	11,142	1,319,659
Salesforce, Inc.	8,649	2,324,073
ServiceNow, Inc.†	2,315	2,210,848
Zoom Communications, Inc. Class A†	14,697	1,139,605
		29,004,244
Technology hardware, storage & peripherals: 5.68%
Apple, Inc.	77,199	16,404,787
Materials: 2.38%
Chemicals: 1.04%
Axalta Coating Systems Ltd.†	8,248	268,060
CF Industries Holdings, Inc.	18,419	1,443,497
Linde PLC	2,853	1,293,065
		3,004,622
Construction materials: 0.22%
CRH PLC	6,775	646,470
The accompanying notes are an integral part of these financial statements.
8 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—April 30, 2025

	Shares	Value
Containers & packaging: 0.52%
Crown Holdings, Inc.	13,047	$1,256,818
Sealed Air Corp.	8,304	228,858
		1,485,676
Metals & mining: 0.60%
Freeport-McMoRan, Inc.	15,198	547,584
Royal Gold, Inc.	6,511	1,189,625
		1,737,209
Real estate: 3.01%
Health care REITs: 0.41%
Omega Healthcare Investors, Inc.	30,558	1,193,290
Hotel & resort REITs: 0.09%
Host Hotels & Resorts, Inc.	18,930	267,291
Industrial REITs: 0.38%
Prologis, Inc.	10,655	1,088,941
Real estate management & development: 0.10%
Jones Lang LaSalle, Inc.†	1,283	291,767
Retail REITs: 0.51%
Simon Property Group, Inc.	9,392	1,478,113
Specialized REITs: 1.52%
American Tower Corp.	2,096	472,459
Gaming & Leisure Properties, Inc.	22,360	1,070,150
Public Storage	5,164	1,551,421
VICI Properties, Inc. Class A	40,367	1,292,551
		4,386,581
Utilities: 2.51%
Electric utilities: 1.78%
American Electric Power Co., Inc.	13,728	1,487,292
Constellation Energy Corp.	1,262	281,981
Duke Energy Corp.	13,854	1,690,465
Evergy, Inc.	4,819	332,993
NextEra Energy, Inc.	20,180	1,349,638
		5,142,369
Gas utilities: 0.58%
National Fuel Gas Co.	17,073	1,310,865
UGI Corp.	11,556	378,921
		1,689,786
Independent power and renewable electricity producers: 0.08%
Vistra Corp.	1,758	227,890
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Large Cap Portfolio | 9

Portfolio of investments—April 30, 2025

	Shares	Value
Multi-utilities: 0.07%
Consolidated Edison, Inc.	1,697	$191,337
Total common stocks (Cost $160,354,077)		280,654,919

		Yield
Short-term investments: 2.30%
Investment companies: 2.30%
Allspring Government Money Market Fund Select Class♠∞		4.26%	6,658,211	6,658,211
Total short-term investments (Cost $6,658,211)				6,658,211
Total investments in securities (Cost $167,012,288)	99.42%			287,313,130
Other assets and liabilities, net	0.58			1,667,298
Total net assets	100.00%			$288,980,428

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,850,958	$85,789,241	$(83,981,988)	$0	$0	$6,658,211	6,658,211	$278,131
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	26	6-20-2025	$7,230,820	$7,263,100	$32,280	$0
The accompanying notes are an integral part of these financial statements.
10 | Allspring Disciplined Large Cap Portfolio

Statement of assets and liabilities—April 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $160,354,077)	$280,654,919
Investments in affiliated securities, at value (cost $6,658,211)	6,658,211
Cash	7
Cash at broker segregated for futures contracts	1,590,158
Receivable for dividends	151,828
Receivable for daily variation margin on open futures contracts	4,225
Prepaid expenses and other assets	2,229
Total assets	289,061,577
Liabilities
Advisory fee payable	57,407
Custody and accounting fees payable	7,397
Professional fees payable	5,757
Trustees’ fees and expenses payable	1,523
Accrued expenses and other liabilities	9,065
Total liabilities	81,149
Total net assets	$288,980,428
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Large Cap Portfolio | 11

Statement of operations—year ended April 30, 2025
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $7,973)	$4,378,958
Income from affiliated securities	278,131
Interest	18,826
Total investment income	4,675,915
Expenses
Advisory fee	836,071
Custody and accounting fees	21,991
Professional fees	50,948
Registration fees	348
Interest holder report expenses	2,169
Trustees’ fees and expenses	16,268
Other fees and expenses	11,004
Total expenses	938,799
Net investment income	3,737,116
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	25,026,236
Futures contracts	(323,022)
Net realized gains on investments	24,703,214
Net change in unrealized gains (losses) on
Unaffiliated securities	20,648,439
Futures contracts	161,875
Net change in unrealized gains (losses) on investments	20,810,314
Net realized and unrealized gains (losses) on investments	45,513,528
Net increase in net assets resulting from operations	$49,250,644
The accompanying notes are an integral part of these financial statements.
12 | Allspring Disciplined Large Cap Portfolio

Statement of changes in net assets
Statement of changes in net assets
	Year ended April 30, 2025	Year ended April 30, 2024[1]	Year ended May 31, 2023
Operations
Net investment income	$3,737,116	$2,744,396	$3,354,247
Net realized gains on investments	24,703,214	16,712,429	12,339,615
Net change in unrealized gains (losses) on investments	20,810,314	34,827,586	(14,292,932)
Net increase in net assets resulting from operations	49,250,644	54,284,411	1,400,930
Capital share transactions
Transactions in investors’ beneficial interests
Contributions	47,133,205	135,996,882	19,605,714
Withdrawals	(152,088,770)	(61,893,445)	(73,106,530)
Net increase (decrease) in net assets resulting from capital share transactions	(104,955,565)	74,103,437	(53,500,816)
Total increase (decrease) in net assets	(55,704,921)	128,387,848	(52,099,886)
Net assets
Beginning of period	344,685,349	216,297,501	268,397,387
End of period	$288,980,428	$344,685,349	$216,297,501
1 For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Large Cap Portfolio | 13

Financial highlights
Financial highlights

	Year ended April 30		Year ended May 31
	2025	2024[1]	2023	2022	2021	2020
Total return[2]	14.23%	25.45%	1.90%	0.87%	41.79%	11.56%
Ratios to average net assets (annualized)
Expenses	0.28%	0.29%	0.32%	0.30%	0.29%	0.29%
Net investment income	1.12%	1.19%	1.47%	1.12%	1.36%	1.82%
Supplemental Data
Portfolio turnover rate	26%	52%	38%	48%	53%	81%

[1]	For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Disciplined Large Cap Portfolio

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Disciplined Large Cap Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Allspring Disciplined Large Cap Portfolio | 15

Notes to financial statements
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2025, the aggregate cost of all investments for federal income tax purposes was $170,235,933 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$123,974,891
Gross unrealized losses	(6,865,414)
Net unrealized gains	$117,109,477
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$26,511,459	$0	$0	$26,511,459
Consumer discretionary	27,569,686	0	0	27,569,686
Consumer staples	18,671,526	0	0	18,671,526
Energy	7,302,625	0	0	7,302,625
Financials	43,226,534	0	0	43,226,534
Health care	30,227,184	0	0	30,227,184
Industrials	24,141,025	0	0	24,141,025
Information technology	80,173,538	0	0	80,173,538
Materials	6,873,977	0	0	6,873,977
Real estate	8,705,983	0	0	8,705,983
Utilities	7,251,382	0	0	7,251,382
Short-term investments
Investment companies	6,658,211	0	0	6,658,211
	287,313,130	0	0	287,313,130
Futures contracts	32,280	0	0	32,280
Total assets	$287,345,410	$0	$0	$287,345,410
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
16 | Allspring Disciplined Large Cap Portfolio

Notes to financial statements
At April 30, 2025, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $1 billion	0.250%
Next $4 billion	0.225
Over $5 billion	0.200
For the year ended April 30, 2025, the advisory fee was equivalent to an annual rate of 0.25% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.15% as the average daily net assets of the Portfolio increase.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the year ended April 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended April 30, 2025 were $84,514,457 and $189,922,192, respectively.
6.
DERIVATIVE TRANSACTIONS
During the year ended April 30, 2025, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $6,172,024 in long futures contracts during the year ended April 30, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Portfolio, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to portfolio interest holder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended April 30, 2025, there were no borrowings by the Portfolio under the agreement.
8.
CONCENTRATION  RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that
Allspring Disciplined Large Cap Portfolio | 17

Notes to financial statements
contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Portfolio has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Portfolio acts as the Portfolio’s CODM. For the periods presented, the Portfolio operated as a single operating segment. The CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Portfolio’s prospectus which is executed by the Portfolio’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Portfolio’s single segment. This information is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
18 | Allspring Disciplined Large Cap Portfolio

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Disciplined Large Cap Portfolio (the Portfolio), one of the portfolios constituting Allspring Master Trust, including the portfolio of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, transfer agent and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
June 26, 2025
Allspring Disciplined Large Cap Portfolio | 19

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

20 | Allspring Disciplined Large Cap Portfolio

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to portfolio interest holders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Disciplined Large Cap Portfolio | 21

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.

Allspring Disciplined International Developed Markets Portfolio
Long Form Financial Statements
Annual Report
April 30, 2025

Allspring Disciplined International Developed Markets Portfolio | 1

Portfolio of investments—April 30, 2025
Portfolio of investments

	Shares	Value
Common stocks: 96.38%
Australia: 6.83%
ANZ Group Holdings Ltd. (Financials, Banks)	64,943	$1,241,857
Aristocrat Leisure Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	20,485	874,895
BHP Group Ltd. (Materials, Metals & mining)	40,042	954,347
BlueScope Steel Ltd. (Materials, Metals & mining)	90,348	1,383,811
Commonwealth Bank of Australia (Financials, Banks)	6,607	704,234
Computershare Ltd. (Industrials, Professional services)	12,989	339,421
CSL Ltd. (Health care, Biotechnology)	7,403	1,188,277
Dexus (Real estate, Office REITs)	77,836	374,673
Fortescue Ltd. (Materials, Metals & mining)	36,099	372,819
Glencore PLC (Materials, Metals & mining)	161,317	528,916
GPT Group (Real estate, Diversified REITs)	94,893	281,296
Insurance Australia Group Ltd. (Financials, Insurance)	92,204	484,299
Lottery Corp. Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	88,894	296,242
Medibank Pvt Ltd. (Financials, Insurance)	178,363	530,581
Mirvac Group (Real estate, Diversified REITs)	263,802	384,795
National Australia Bank Ltd. (Financials, Banks)	13,797	318,582
Northern Star Resources Ltd. (Materials, Metals & mining)	58,278	715,868
QBE Insurance Group Ltd. (Financials, Insurance)	122,551	1,693,645
Rio Tinto Ltd. (Materials, Metals & mining)	4,393	328,672
Scentre Group (Real estate, Retail REITs)	100,099	231,904
South32 Ltd. (Materials, Metals & mining)	114,210	196,818
Suncorp Group Ltd. (Financials, Insurance)	142,464	1,852,614
Vicinity Ltd. (Real estate, Retail REITs)	271,918	411,236
Wesfarmers Ltd. (Consumer discretionary, Broadline retail)	11,099	556,018
Westpac Banking Corp. (Financials, Banks)	64,898	1,361,895
		17,607,715
Austria: 0.36%
Erste Group Bank AG (Financials, Banks)	9,080	614,912
Verbund AG (Utilities, Electric utilities)	4,203	323,005
		937,917
Denmark: 2.65%
AP Moller - Maersk AS Class B (Industrials, Marine transportation)	963	1,658,175
Carlsberg AS Class B (Consumer staples, Beverages)	3,290	448,274
Danske Bank AS (Financials, Banks)	9,131	320,384
Genmab AS (Health care, Biotechnology)†	1,927	408,598
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	30,587	2,045,093
Pandora AS (Consumer discretionary, Textiles, apparel & luxury goods)	11,318	1,684,830
Vestas Wind Systems AS (Industrials, Electrical equipment)	20,432	272,404
		6,837,758
Finland: 0.83%
Fortum Oyj (Utilities, Electric utilities)	33,733	565,586
Kone Oyj Class B (Industrials, Machinery)	4,986	308,792
Nokia Oyj (Information technology, Communications equipment)	86,354	431,699
The accompanying notes are an integral part of these financial statements.
2 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—April 30, 2025

	Shares	Value
Finland(continued)
UPM-Kymmene Oyj (Materials, Paper & forest products)	9,653	$255,670
Wartsila Oyj Abp (Industrials, Machinery)	30,980	572,397
		2,134,144
France: 11.48%
Air Liquide SA (Materials, Chemicals)	5,200	1,068,487
BNP Paribas SA (Financials, Banks)	18,210	1,542,924
Bouygues SA (Industrials, Construction & engineering)	10,505	461,750
Canal & SA (Communication services, Media)†	42,997	97,677
Capgemini SE (Information technology, IT services)	2,142	341,975
Carrefour SA (Consumer staples, Consumer staples distribution & retail)	20,514	316,402
Cie de Saint-Gobain SA (Industrials, Building products)	7,814	849,522
Cie Generale des Etablissements Michelin SCA (Consumer discretionary, Automobile components)	8,180	299,108
Covivio SA (Real estate, Diversified REITs)	15,077	845,441
Credit Agricole SA (Financials, Banks)	38,275	717,908
Danone SA (Consumer staples, Food products)	5,147	442,881
Dassault Aviation SA (Industrials, Aerospace & defense)	1,623	585,200
Edenred SE (Financials, Financial services)	6,704	209,077
Eiffage SA (Industrials, Construction & engineering)	14,296	1,945,296
Engie SA (Utilities, Multi-utilities)	108,831	2,249,355
EssilorLuxottica SA (Health care, Health care equipment & supplies)	3,243	934,480
Getlink SE (Industrials, Transportation infrastructure)	13,905	264,031
Ipsen SA (Health care, Pharmaceuticals)	3,497	406,712
Legrand SA (Industrials, Electrical equipment)	2,809	308,709
L’Oreal SA (Consumer staples, Personal care products)	3,208	1,417,505
Louis Hachette Group (Communication services, Media)†	42,997	67,793
LVMH Moet Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	1,360	753,344
Orange SA (Communication services, Diversified telecommunication services)	32,214	467,362
Publicis Groupe SA (Communication services, Media)	19,868	2,021,509
Renault SA (Consumer discretionary, Automobiles)	33,352	1,771,364
Safran SA (Industrials, Aerospace & defense)	6,774	1,802,695
Sanofi SA (Health care, Pharmaceuticals)	15,152	1,657,505
Schneider Electric SE (Industrials, Electrical equipment)	7,869	1,838,558
Societe Generale SA (Financials, Banks)	12,450	649,130
Teleperformance SE (Industrials, Professional services)	1,763	193,322
TotalEnergies SE (Energy, Oil, gas & consumable fuels)	30,597	1,742,658
Vinci SA (Industrials, Construction & engineering)	9,293	1,305,363
		29,575,043
Germany: 7.97%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	2,692	619,406
Allianz SE (Financials, Insurance)	7,523	3,111,338
BASF SE (Materials, Chemicals)	3,051	155,813
Bayer AG (Health care, Pharmaceuticals)	13,187	345,594
Bechtle AG (Information technology, IT services)	7,165	305,678
CTS Eventim AG & Co. KGaA (Communication services, Entertainment)	3,840	454,990
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined International Developed Markets Portfolio | 3

Portfolio of investments—April 30, 2025

	Shares	Value
Germany(continued)
Delivery Hero SE Class A (Consumer discretionary, Hotels, restaurants & leisure)144A†	6,890	$194,729
Deutsche Bank AG (Financials, Capital markets)	42,807	1,122,414
Deutsche Post AG (Industrials, Air freight & logistics)	8,693	371,434
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	62,075	2,229,581
E.ON SE (Utilities, Multi-utilities)	18,157	317,559
Evonik Industries AG (Materials, Chemicals)	12,388	278,394
Fresenius Medical Care AG (Health care, Health care providers & services)	5,481	278,849
Henkel AG & Co. KGaA (Consumer staples, Household products)	7,095	500,766
Mercedes-Benz Group AG (Consumer discretionary, Automobiles)	10,352	618,934
Rational AG (Industrials, Machinery)	309	265,133
Rheinmetall AG (Industrials, Aerospace & defense)	793	1,350,520
SAP SE (Information technology, Software)	15,124	4,425,112
Siemens AG (Industrials, Industrial conglomerates)	10,769	2,479,685
Siemens Healthineers AG (Health care, Health care equipment & supplies)144A	6,665	359,292
Talanx AG (Financials, Insurance)	2,875	329,958
Zalando SE (Consumer discretionary, Specialty retail)144A†	11,381	415,592
		20,530,771
Hong Kong: 2.44%
BOC Hong Kong Holdings Ltd. (Financials, Banks)	277,000	1,149,101
CK Infrastructure Holdings Ltd. (Utilities, Electric utilities)	49,500	333,613
Hang Seng Bank Ltd. (Financials, Banks)	16,800	234,507
Hong Kong Exchanges & Clearing Ltd. (Financials, Capital markets)	16,900	738,356
Jardine Matheson Holdings Ltd. (Industrials, Industrial conglomerates)	30,400	1,350,826
Link REIT (Real estate, Retail REITs)	53,000	248,138
Power Assets Holdings Ltd. (Utilities, Electric utilities)	63,000	416,631
Techtronic Industries Co. Ltd. (Industrials, Machinery)	17,500	176,120
WH Group Ltd. (Consumer staples, Food products)144A	1,824,500	1,631,481
		6,278,773
Ireland: 0.39%
CRH PLC (Materials, Construction materials)	1,167	110,690
DCC PLC (Industrials, Industrial conglomerates)	4,482	292,934
Flutter Entertainment PLC (Consumer discretionary, Hotels, restaurants & leisure)†	985	239,076
Kingspan Group PLC (Industrials, Building products)	4,437	374,414
		1,017,114
Israel: 1.88%
Global-e Online Ltd. (Consumer discretionary, Broadline retail)†	36,754	1,319,836
Israel Discount Bank Ltd. Class A (Financials, Banks)	47,511	354,883
Mizrahi Tefahot Bank Ltd. (Financials, Banks)	31,748	1,607,639
Monday.com Ltd. (Information technology, Software)†	910	255,701
Teva Pharmaceutical Industries Ltd. ADR (Health care, Pharmaceuticals)†	37,761	585,673
Wix.com Ltd. (Information technology, IT services)†	4,294	728,219
		4,851,951
The accompanying notes are an integral part of these financial statements.
4 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—April 30, 2025

	Shares	Value
Italy: 2.93%
Enel SpA (Utilities, Electric utilities)	144,392	$1,251,730
Generali (Financials, Insurance)	23,278	850,758
Intesa Sanpaolo SpA (Financials, Banks)	253,232	1,351,825
Leonardo SpA (Industrials, Aerospace & defense)	14,365	746,812
Moncler SpA (Consumer discretionary, Textiles, apparel & luxury goods)	7,728	476,979
Poste Italiane SpA (Financials, Insurance)144A	15,888	322,482
Prysmian SpA (Industrials, Electrical equipment)	5,326	292,569
Snam SpA (Utilities, Gas utilities)	71,129	408,243
Telecom Italia SpA (Communication services, Diversified telecommunication services)†	865,985	342,960
UniCredit SpA (Financials, Banks)	25,631	1,491,234
		7,535,592
Japan: 20.65%
Advantest Corp. (Information technology, Semiconductors & semiconductor equipment)	9,100	380,707
Asahi Kasei Corp. (Materials, Chemicals)	33,300	232,059
Bandai Namco Holdings, Inc. (Consumer discretionary, Leisure products)	24,500	851,437
Bridgestone Corp. (Consumer discretionary, Automobile components)	8,300	347,066
Brother Industries Ltd. (Information technology, Technology hardware, storage & peripherals)	18,600	326,868
Canon, Inc. (Information technology, Technology hardware, storage & peripherals)	24,400	752,977
Central Japan Railway Co. (Industrials, Ground transportation)	37,900	797,562
Chugai Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	12,500	720,119
Dai Nippon Printing Co. Ltd. (Industrials, Commercial services & supplies)	21,800	303,864
Daifuku Co. Ltd. (Industrials, Machinery)	10,100	267,190
Dai-ichi Life Holdings, Inc. (Financials, Insurance)	112,100	809,412
Daito Trust Construction Co. Ltd. (Real estate, Real estate management & development)	16,100	1,792,526
Daiwa House Industry Co. Ltd. (Real estate, Real estate management & development)	19,700	712,804
Daiwa Securities Group, Inc. (Financials, Capital markets)	60,900	400,474
ENEOS Holdings, Inc. (Energy, Oil, gas & consumable fuels)	62,800	302,333
Hikari Tsushin, Inc. (Industrials, Industrial conglomerates)	1,200	332,853
Hitachi Ltd. (Industrials, Industrial conglomerates)	32,600	805,726
Honda Motor Co. Ltd. (Consumer discretionary, Automobiles)	94,900	965,583
Hoya Corp. (Health care, Health care equipment & supplies)	8,100	953,095
Hulic Co. Ltd. (Real estate, Real estate management & development)	37,100	387,951
Idemitsu Kosan Co. Ltd. (Energy, Oil, gas & consumable fuels)	48,600	301,175
Inpex Corp. (Energy, Oil, gas & consumable fuels)	125,800	1,573,694
Isuzu Motors Ltd. (Consumer discretionary, Automobiles)	25,700	345,625
ITOCHU Corp. (Industrials, Trading companies & distributors)	18,000	920,573
Japan Tobacco, Inc. (Consumer staples, Tobacco)	10,600	326,565
Kansai Electric Power Co., Inc. (Utilities, Electric utilities)	23,800	293,226
Kawasaki Kisen Kaisha Ltd. (Industrials, Marine transportation)	118,900	1,630,631
Kobe Bussan Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	12,400	378,945
Komatsu Ltd. (Industrials, Machinery)	13,000	375,954
Konami Group Corp. (Communication services, Entertainment)	3,300	471,292
Kyowa Kirin Co. Ltd. (Health care, Pharmaceuticals)	14,200	221,727
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined International Developed Markets Portfolio | 5

Portfolio of investments—April 30, 2025

	Shares	Value
Japan(continued)
Lasertec Corp. (Information technology, Semiconductors & semiconductor equipment)	1,300	$120,861
LY Corp. (Communication services, Interactive media & services)	94,600	357,779
M3, Inc. (Health care, Health care technology)	14,900	186,736
Makita Corp. (Industrials, Machinery)	19,900	581,957
Marubeni Corp. (Industrials, Trading companies & distributors)	22,300	395,349
Mitsubishi Corp. (Industrials, Trading companies & distributors)	42,500	806,930
Mitsubishi Electric Corp. (Industrials, Electrical equipment)	21,500	415,926
Mitsubishi Heavy Industries Ltd. (Industrials, Machinery)	28,600	563,787
Mitsubishi UFJ Financial Group, Inc. (Financials, Banks)	88,100	1,109,983
Mitsui & Co. Ltd. (Industrials, Trading companies & distributors)	38,100	770,425
Mizuho Financial Group, Inc. (Financials, Banks)	21,800	545,057
MS&AD Insurance Group Holdings, Inc. (Financials, Insurance)	33,000	750,083
Murata Manufacturing Co. Ltd. (Information technology, Electronic equipment, instruments & components)	32,900	468,712
NEC Corp. (Information technology, IT services)	24,400	593,965
Nidec Corp. (Industrials, Electrical equipment)	12,000	213,256
Nintendo Co. Ltd. (Communication services, Entertainment)	13,200	1,095,864
Nitori Holdings Co. Ltd. (Consumer discretionary, Specialty retail)	1,100	130,883
Nitto Denko Corp. (Materials, Chemicals)	93,000	1,634,643
Nomura Holdings, Inc. (Financials, Capital markets)	37,900	211,238
Olympus Corp. (Health care, Health care equipment & supplies)	20,100	263,370
Ono Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	15,000	172,664
Oracle Corp. Japan (Information technology, Software)	16,100	1,935,565
ORIX Corp. (Financials, Financial services)	20,700	415,243
Otsuka Holdings Co. Ltd. (Health care, Pharmaceuticals)	27,700	1,350,396
Panasonic Holdings Corp. (Consumer discretionary, Household durables)	42,200	483,864
Recruit Holdings Co. Ltd. (Industrials, Professional services)	23,200	1,285,634
SBI Holdings, Inc. (Financials, Capital markets)	14,600	383,899
SCREEN Holdings Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	3,800	252,689
SCSK Corp. (Information technology, IT services)	12,500	326,943
Seiko Epson Corp. (Information technology, Technology hardware, storage & peripherals)	26,600	369,024
Sekisui Chemical Co. Ltd. (Industrials, Industrial conglomerates)	15,500	270,846
Sekisui House Ltd. (Consumer discretionary, Household durables)	14,900	342,554
Seven & i Holdings Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	18,300	269,387
Shimano, Inc. (Consumer discretionary, Leisure products)	1,800	253,594
Shionogi & Co. Ltd. (Health care, Pharmaceuticals)	16,800	282,249
SoftBank Group Corp. (Communication services, Wireless telecommunication services)	13,800	697,861
Sompo Holdings, Inc. (Financials, Insurance)	24,800	812,723
Sony Group Corp. (Consumer discretionary, Household durables)	144,800	3,820,227
Subaru Corp. (Consumer discretionary, Automobiles)	27,500	497,968
Sumitomo Corp. (Industrials, Trading companies & distributors)	33,700	822,832
Sumitomo Electric Industries Ltd. (Consumer discretionary, Automobile components)	28,600	459,699
Sumitomo Mitsui Financial Group, Inc. (Financials, Banks)	40,400	963,831
Suzuki Motor Corp. (Consumer discretionary, Automobiles)	30,000	359,510
Takeda Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	8,300	251,063
The accompanying notes are an integral part of these financial statements.
6 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—April 30, 2025

	Shares	Value
Japan(continued)
TDK Corp. (Information technology, Electronic equipment, instruments & components)	25,000	$266,786
Terumo Corp. (Health care, Health care equipment & supplies)	29,200	558,909
Tokio Marine Holdings, Inc. (Financials, Insurance)	31,800	1,274,619
Tokyo Electron Ltd. (Information technology, Semiconductors & semiconductor equipment)	6,200	923,170
Toyota Motor Corp. (Consumer discretionary, Automobiles)	44,100	842,284
Toyota Tsusho Corp. (Industrials, Trading companies & distributors)	20,200	401,429
Yakult Honsha Co. Ltd. (Consumer staples, Food products)	14,000	287,588
Yokogawa Electric Corp. (Information technology, Electronic equipment, instruments & components)	49,800	1,077,679
		53,211,546
Luxembourg: 0.75%
ArcelorMittal SA (Materials, Metals & mining)	21,290	629,582
Eurofins Scientific SE (Health care, Life sciences tools & services)	5,789	365,323
Spotify Technology SA (Communication services, Entertainment)†	1,195	733,706
Tenaris SA (Energy, Energy equipment & services)	11,806	196,864
		1,925,475
Netherlands: 4.32%
ABN AMRO Bank NV GDR (Financials, Banks)144A	36,422	754,767
Adyen NV (Financials, Financial services)144A†	402	650,521
Aegon Ltd. (Financials, Insurance)	109,360	703,397
ASM International NV (Information technology, Semiconductors & semiconductor equipment)	682	333,353
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	4,234	2,834,417
ASR Nederland NV (Financials, Insurance)	4,853	306,219
BE Semiconductor Industries NV (Information technology, Semiconductors & semiconductor equipment)	2,680	290,254
Euronext NV (Financials, Capital markets)144A	2,253	376,583
Ferrari NV (Consumer discretionary, Automobiles)	2,299	1,052,438
Ferrovial SE (Industrials, Construction & engineering)	8,834	430,945
Havas NV (Communication services, Media)†	42,997	71,528
JDE Peet’s NV (Consumer staples, Food products)	16,106	389,909
Koninklijke Ahold Delhaize NV (Consumer staples, Consumer staples distribution & retail)	12,287	504,492
Koninklijke KPN NV (Communication services, Diversified telecommunication services)	62,041	288,606
Koninklijke Philips NV (Health care, Health care equipment & supplies)†	10,747	272,757
NN Group NV (Financials, Insurance)	8,672	531,770
Prosus NV (Consumer discretionary, Broadline retail)	20,385	955,742
Wolters Kluwer NV (Industrials, Professional services)	2,229	393,550
		11,141,248
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined International Developed Markets Portfolio | 7

Portfolio of investments—April 30, 2025

	Shares	Value
New Zealand: 0.20%
Fisher & Paykel Healthcare Corp. Ltd. (Health care, Health care equipment & supplies)	10,854	$218,958
Xero Ltd. (Information technology, Software)†	2,900	305,408
		524,366
Norway: 0.92%
DNB Bank ASA (Financials, Banks)	38,822	970,476
Kongsberg Gruppen ASA (Industrials, Aerospace & defense)	4,680	753,989
Norsk Hydro ASA (Materials, Metals & mining)	44,581	236,476
Orkla ASA (Consumer staples, Food products)	35,499	395,901
		2,356,842
Portugal: 0.09%
EDP SA (Utilities, Electric utilities)	56,364	222,168
Singapore: 1.45%
DBS Group Holdings Ltd. (Financials, Banks)	32,110	1,043,228
Mapletree Pan Asia Commercial Trust (Real estate, Diversified REITs)	335,300	314,015
Oversea-Chinese Banking Corp. Ltd. (Financials, Banks)	35,100	434,389
Sea Ltd. ADR (Communication services, Entertainment)†	3,643	488,344
Singapore Airlines Ltd. (Industrials, Passenger airlines)	73,800	378,735
Singapore Exchange Ltd. (Financials, Capital markets)	34,200	376,229
United Overseas Bank Ltd. (Financials, Banks)	19,400	515,242
Yangzijiang Shipbuilding Holdings Ltd. (Industrials, Machinery)	110,000	188,426
		3,738,608
Spain: 3.26%
Acciona SA (Utilities, Electric utilities)	1,848	269,297
ACS Actividades de Construccion y Servicios SA (Industrials, Construction & engineering)	8,449	529,371
Aena SME SA (Industrials, Transportation infrastructure)144A	3,174	797,360
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	124,049	1,702,453
Banco Santander SA (Financials, Banks)	252,179	1,775,557
CaixaBank SA (Financials, Banks)	95,604	732,729
Enagas SA (Utilities, Gas utilities)	16,170	252,120
Iberdrola SA (Utilities, Electric utilities)	49,326	889,143
Industria de Diseno Textil SA (Consumer discretionary, Specialty retail)	12,100	650,677
Naturgy Energy Group SA (Utilities, Gas utilities)	10,439	310,999
Telefonica SA (Communication services, Diversified telecommunication services)	93,258	479,089
		8,388,795
Sweden: 3.35%
Alfa Laval AB (Industrials, Machinery)	8,133	337,323
Assa Abloy AB Class B (Industrials, Building products)	11,711	355,475
Atlas Copco AB Class A (Industrials, Machinery)	60,328	933,799
Atlas Copco AB Class B (Industrials, Machinery)	15,976	221,838
Evolution AB (Consumer discretionary, Hotels, restaurants & leisure)144A	5,906	409,136
Getinge AB Class B (Health care, Health care equipment & supplies)	19,316	373,321
Hexagon AB Class B (Information technology, Electronic equipment, instruments & components)	24,321	236,706
The accompanying notes are an integral part of these financial statements.
8 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—April 30, 2025

	Shares	Value
Sweden(continued)
Indutrade AB (Industrials, Machinery)	9,157	$247,730
Lifco AB Class B (Industrials, Industrial conglomerates)	10,581	409,641
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	67,133	1,065,244
Skanska AB Class B (Industrials, Construction & engineering)	47,666	1,107,597
Svenska Handelsbanken AB Class A (Financials, Banks)	43,745	572,614
Swedbank AB Class A (Financials, Banks)	76,421	1,907,762
Telia Co. AB (Communication services, Diversified telecommunication services)	116,904	439,146
		8,617,332
Switzerland: 10.01%
ABB Ltd. (Industrials, Electrical equipment)	30,947	1,634,334
Alcon AG (Health care, Health care equipment & supplies)	6,567	638,053
Avolta AG (Consumer discretionary, Specialty retail)	36,954	1,683,911
Chocoladefabriken Lindt & Spruengli AG (Consumer staples, Food products)	43	626,682
Cie Financiere Richemont SA Class A (Consumer discretionary, Textiles, apparel & luxury goods)	6,238	1,102,287
Coca-Cola HBC AG (Consumer staples, Beverages)	10,946	569,999
DSM-Firmenich AG (Materials, Chemicals)	3,627	394,012
EMS-Chemie Holding AG (Materials, Chemicals)	706	520,535
Givaudan SA (Materials, Chemicals)	125	603,045
Helvetia Holding AG (Financials, Insurance)	2,306	508,698
Holcim AG (Materials, Construction materials)	7,432	830,510
Julius Baer Group Ltd. (Financials, Capital markets)	3,719	241,170
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	4,180	317,638
Nestle SA (Consumer staples, Food products)	30,961	3,295,408
Novartis AG (Health care, Pharmaceuticals)	33,935	3,870,531
Roche Holding AG (Health care, Pharmaceuticals)	8,919	2,916,391
Roche Holding AG SIX Swiss Exchange (Health care, Pharmaceuticals)	2,042	710,364
Schindler Holding AG (Industrials, Machinery)	2,356	861,695
Siemens Energy AG (Industrials, Electrical equipment)†	35,402	2,732,456
Sonova Holding AG (Health care, Health care equipment & supplies)	694	213,345
Straumann Holding AG (Health care, Health care equipment & supplies)	2,143	261,311
Swiss Re AG (Financials, Insurance)	4,055	727,890
UBS Group AG (Financials, Capital markets)	17,562	533,101
		25,793,366
United Kingdom: 13.62%
3i Group PLC (Financials, Capital markets)	32,311	1,831,744
Ashtead Group PLC (Industrials, Trading companies & distributors)	4,944	264,664
Associated British Foods PLC (Consumer staples, Food products)	68,089	1,876,883
AstraZeneca PLC (Health care, Pharmaceuticals)	20,990	3,007,170
Aviva PLC (Financials, Insurance)	210,999	1,580,889
BAE Systems PLC (Industrials, Aerospace & defense)	14,817	343,497
Barclays PLC (Financials, Banks)	82,500	328,650
BP PLC (Energy, Oil, gas & consumable fuels)	185,458	856,332
British American Tobacco PLC (Consumer staples, Tobacco)	52,043	2,266,907
Bunzl PLC (Industrials, Trading companies & distributors)	11,713	368,075
Centrica PLC (Utilities, Multi-utilities)	252,351	540,292
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined International Developed Markets Portfolio | 9

Portfolio of investments—April 30, 2025

	Shares	Value
United Kingdom(continued)
Compass Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	9,715	$327,540
GSK PLC (Health care, Pharmaceuticals)	58,643	1,160,117
Halma PLC (Information technology, Electronic equipment, instruments & components)	11,677	431,017
HSBC Holdings PLC (Financials, Banks)	272,268	3,035,075
Imperial Brands PLC (Consumer staples, Tobacco)	53,723	2,204,419
InterContinental Hotels Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	3,558	379,674
Kingfisher PLC (Consumer discretionary, Specialty retail)	75,651	290,764
Legal & General Group PLC (Financials, Insurance)	78,866	248,355
Marks & Spencer Group PLC (Consumer staples, Consumer staples distribution & retail)	46,380	241,016
NatWest Group PLC (Financials, Banks)	343,501	2,209,497
Pearson PLC (Consumer discretionary, Diversified consumer services)	25,099	402,368
Phoenix Group Holdings PLC (Financials, Insurance)	76,405	611,266
Reckitt Benckiser Group PLC (Consumer staples, Household products)	10,176	656,826
Rio Tinto PLC (Materials, Metals & mining)	16,030	955,219
Rolls-Royce Holdings PLC (Industrials, Aerospace & defense)	152,362	1,542,280
Sage Group PLC (Information technology, Software)	32,288	535,291
Shell PLC (Energy, Oil, gas & consumable fuels)	44,115	1,423,668
Smith & Nephew PLC (Health care, Health care equipment & supplies)	28,380	399,380
Smiths Group PLC (Industrials, Industrial conglomerates)	15,596	388,646
Standard Chartered PLC (Financials, Banks)	35,202	507,023
Tesco PLC (Consumer staples, Consumer staples distribution & retail)	134,986	668,046
Unilever PLC (Consumer staples, Personal care products)	33,093	2,107,027
Unilever PLC London Stock Exchange (Consumer staples, Personal care products)	4,311	274,913
Vodafone Group PLC (Communication services, Wireless telecommunication services)	516,348	507,415
Wise PLC Class A (Financials, Financial services)†	23,197	304,261
		35,076,206
Total common stocks (Cost $188,116,521)		248,302,730

	Dividend rate
Preferred stocks: 0.12%
Germany: 0.12%
Henkel AG & Co. KGaA (Consumer staples, Household products)	2.31	4,123	320,218
Total preferred stocks (Cost $375,939)			320,218
The accompanying notes are an integral part of these financial statements.
10 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—April 30, 2025

		Yield	Shares	Value
Short-term investments: 1.17%
Investment companies: 1.17%
Allspring Government Money Market Fund Select Class♠∞		4.26%	3,007,632	$3,007,632
Total short-term investments (Cost $3,007,632)				3,007,632
Total investments in securities (Cost $191,500,092)	97.67%			251,630,580
Other assets and liabilities, net	2.33			5,996,094
Total net assets	100.00%			$257,626,674

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,510,138	$56,476,091	$(56,978,597)	$0	$0	$3,007,632	3,007,632	$317,509
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	56	6-20-2025	$6,947,732	$6,985,160	$37,428	$0
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined International Developed Markets Portfolio | 11

Statement of assets and liabilities—April 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $188,492,460)	$248,622,948
Investments in affiliated securities, at value (cost $3,007,632)	3,007,632
Cash	21
Cash at broker segregated for futures contracts	892,453
Foreign currency, at value (cost $1,036,282)	1,031,502
Receivable for dividends	2,139,547
Receivable for investments sold	2,008,300
Prepaid expenses and other assets	15,111
Total assets	257,717,514
Liabilities
Advisory fee payable	52,020
Custody and accounting fees payable	15,984
Payable for daily variation margin on open futures contracts	13,440
Professional fees payable	5,266
Trustees’ fees and expenses payable	1,757
Accrued expenses and other liabilities	2,373
Total liabilities	90,840
Total net assets	$257,626,674
The accompanying notes are an integral part of these financial statements.
12 | Allspring Disciplined International Developed Markets Portfolio

Statement of operations—year ended April 30, 2025
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $1,198,711)	$8,535,655
Income from affiliated securities	317,509
Interest	29,282
Total investment income	8,882,446
Expenses
Advisory fee	714,757
Custody and accounting fees	141,689
Professional fees	63,610
Registration fees	103
Interest holder report expenses	3,038
Trustees’ fees and expenses	16,288
Other fees and expenses	5,344
Total expenses	944,829
Net investment income	7,937,617
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	9,982,972
Foreign currency and foreign currency translations	17,517
Forward foreign currency contracts	(203)
Futures contracts	645,243
Net realized gains on investments	10,645,529
Net change in unrealized gains (losses) on
Unaffiliated securities	22,811,774
Foreign currency and foreign currency translations	108,856
Futures contracts	161,431
Net change in unrealized gains (losses) on investments	23,082,061
Net realized and unrealized gains (losses) on investments	33,727,590
Net increase in net assets resulting from operations	$41,665,207
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined International Developed Markets Portfolio | 13

Statement of changes in net assets
Statement of changes in net assets
	Year ended April 30, 2025	Year ended April 30, 2024[1]	Year ended May 31, 2023
Operations
Net investment income	$7,937,617	$4,438,886	$3,716,578
Net realized gains (losses) on investments	10,645,529	1,290,115	(3,761,543)
Net change in unrealized gains (losses) on investments	23,082,061	17,151,223	3,496,757
Net increase in net assets resulting from operations	41,665,207	22,880,224	3,451,792
Capital share transactions
Transactions in investors’ beneficial interests
Contributions	12,497,445	167,795,222	7,947,810
Withdrawals	(93,108,071)	(22,482,397)	(42,935,013)
Net increase (decrease) in net assets resulting from capital share transactions	(80,610,626)	145,312,825	(34,987,203)
Total increase (decrease) in net assets	(38,945,419)	168,193,049	(31,535,411)
Net assets
Beginning of period	296,572,093	128,379,044	159,914,455
End of period	$257,626,674	$296,572,093	$128,379,044
1 For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Disciplined International Developed Markets Portfolio

Financial highlights
Financial highlights

	Year ended April 30		Year ended May 31
	2025	2024[1]	2023	2022	2021	2020
Total return[2]	15.41%	13.34%	3.07%	(9.56)%	39.97%	1.76%
Ratios to average net assets (annualized)
Gross expenses	0.33%	0.42%	0.50%	0.43%	0.43%	0.91%
Net expenses[3]	0.33%	0.42%	0.50%	0.43%	0.43%	0.91%
Net investment income	2.78%	2.55%	2.66%	2.62%	2.23%	0.34%
Supplemental Data
Portfolio turnover rate	43%	35%	27%	17%	127%	53%

[1]	For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[3]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined International Developed Markets Portfolio | 15

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Disciplined International Developed Markets Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2025, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
16 | Allspring Disciplined International Developed Markets Portfolio

Notes to financial statements
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2025, the aggregate cost of all investments for federal income tax purposes was $193,381,714 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$62,154,723
Gross unrealized losses	(3,868,429)
Net unrealized gains	$58,286,294
Allspring Disciplined International Developed Markets Portfolio | 17

Notes to financial statements
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$17,607,715	$0	$17,607,715
Austria	0	937,917	0	937,917
Denmark	0	6,837,758	0	6,837,758
Finland	0	2,134,144	0	2,134,144
France	0	29,575,043	0	29,575,043
Germany	0	20,530,771	0	20,530,771
Hong Kong	0	6,278,773	0	6,278,773
Ireland	0	1,017,114	0	1,017,114
Israel	2,889,429	1,962,522	0	4,851,951
Italy	0	7,535,592	0	7,535,592
Japan	0	53,211,546	0	53,211,546
Luxembourg	733,706	1,191,769	0	1,925,475
Netherlands	0	11,141,248	0	11,141,248
New Zealand	0	524,366	0	524,366
Norway	0	2,356,842	0	2,356,842
Portugal	0	222,168	0	222,168
Singapore	488,344	3,250,264	0	3,738,608
Spain	0	8,388,795	0	8,388,795
Sweden	0	8,617,332	0	8,617,332
Switzerland	0	25,793,366	0	25,793,366
United Kingdom	0	35,076,206	0	35,076,206
Preferred stocks
Germany	0	320,218	0	320,218
Short-term investments
Investment companies	3,007,632	0	0	3,007,632
	7,119,111	244,511,469	0	251,630,580
Futures contracts	37,428	0	0	37,428
Total assets	$7,156,539	$244,511,469	$0	$251,668,008
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2025, the Portfolio did not have any transfers into/out of Level 3.
18 | Allspring Disciplined International Developed Markets Portfolio

Notes to financial statements
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $1 billion	0.250%
Next $4 billion	0.225
Over $5 billion	0.200
For the year ended April 30, 2025, the advisory fee was equivalent to an annual rate of 0.25% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.15% as the average daily net assets of the Portfolio increase.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the year ended April 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended April 30, 2025 were $117,494,621 and $191,746,028, respectively.
6.
DERIVATIVE TRANSACTIONS
During the year ended April 30, 2025, the Portfolio entered into futures contracts to gain market exposure. The Portfolio also entered into forward foreign currency contracts for economic hedging purposes. The Portfolio had an average notional amount of $7,144,858 in long futures contracts during the year ended April 30, 2025.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of April 30, 2025 by primary risk type on the Statement of assets and liabilities was as follows for the Portfolio:
Equity risk
Asset derivatives
Futures contracts	$37,428 *

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of April 30, 2025 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the year ended April 30, 2025 was as follows:
	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$(203)	$(203)
Futures contracts	645,243	0	645,243
	$645,243	$(203)	$645,040
Net change in unrealized gains (losses) on derivatives
Futures contracts	$161,431	$0	$161,431
Allspring Disciplined International Developed Markets Portfolio | 19

Notes to financial statements
7.
BANK BORROWINGS
The Portfolio, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to portfolio interest holder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended April 30, 2025, there were no borrowings by the Portfolio under the agreement.
8.
CONCENTRATION  RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in Europe. A fund that invests a substantial portion of its assets in any country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Portfolio’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
9.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Portfolio has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Portfolio acts as the Portfolio’s CODM. For the periods presented, the Portfolio operated as a single operating segment. The CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Portfolio’s prospectus which is executed by the Portfolio’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Portfolio’s single segment. This information is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
20 | Allspring Disciplined International Developed Markets Portfolio

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Disciplined International Developed Markets Portfolio (the Portfolio), one of the portfolios constituting Allspring Master Trust, including the portfolio of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and for each of the years in the four-year period ended May 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and for each of the years in the four-year period ended May 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, transfer agent and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
June 26, 2025
Allspring Disciplined International Developed Markets Portfolio | 21

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

22 | Allspring Disciplined International Developed Markets Portfolio

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to portfolio interest holders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Disciplined International Developed Markets Portfolio | 23

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.

Allspring Real Return Fund
Long Form Financial Statements
Annual Report
April 30, 2025

Allspring Real Return Fund | 1

Portfolio of investments—April 30, 2025
Portfolio of investments

		Value
Investment companies: 99.71%
Affiliated master portfolio: 99.71%
Allspring Real Return Portfolio		$105,643,013
Total investment companies (Cost $103,190,582)		105,643,013
Total investments in securities (Cost $103,190,582)	99.71%	105,643,013
Other assets and liabilities, net	0.29	304,876
Total net assets	100.00%	$105,947,889
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Real Return Portfolio	30.54%	36.56%	$2,518,717	$3,709,212	$1,376,984	$506,930	$911,967	$105,643,013
The accompanying notes are an integral part of these financial statements.
2 | Allspring Real Return Fund

Statement of assets and liabilities—April 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $103,190,582)	$105,643,013
Receivable for Fund shares sold	269,619
Receivable from manager	23,838
Prepaid expenses and other assets	79,212
Total assets	106,015,682
Liabilities
Payable for Fund shares redeemed	33,440
Shareholder report expenses payable	12,498
Administration fees payable	5,875
Professional fees payable	5,585
Shareholder servicing fees payable	4,603
Trustees’ fees and expenses payable	3,258
Distribution fee payable	410
Accrued expenses and other liabilities	2,124
Total liabilities	67,793
Total net assets	$105,947,889
Net assets consist of
Paid-in capital	$105,599,882
Total distributable earnings	348,007
Total net assets	$105,947,889
Computation of net asset value and offering price per share
Net assets–Class A	$15,326,696
Shares outstanding–Class A1	1,481,417
Net asset value per share–Class A	$10.35
Maximum offering price per share – Class A2	$10.84
Net assets–Class C	$713,151
Shares outstanding–Class C1	70,375
Net asset value per share–Class C	$10.13
Net assets–Class R6	$48,786,534
Shares outstanding–Class R6[1]	4,654,812
Net asset value per share–Class R6	$10.48
Net assets–Administrator Class	$7,473,929
Shares outstanding–Administrator Class[1]	704,633
Net asset value per share–Administrator Class	$10.61
Net assets–Institutional Class	$33,647,579
Shares outstanding–Institutional Class[1]	3,211,719
Net asset value per share–Institutional Class	$10.48
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Fund | 3

Statement of operations—year ended April 30, 2025
Statement of operations
Investment income
Interest allocated from affiliated Master Portfolio	$1,376,984
Affiliated income allocated from affiliated Master Portfolio	911,967
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $5,394)	506,930
Expenses allocated from affiliated Master Portfolio	(406,579)
Waivers allocated from affiliated Master Portfolio	69,822
Total investment income	2,459,124
Expenses
Management fee	43,263
Administration fees
Class A	20,419
Class C	1,014
Class R6	12,199
Administrator Class	7,505
Institutional Class	19,256
Shareholder servicing fees
Class A	34,031
Class C	1,688
Administrator Class	18,409
Distribution fee
Class C	5,066
Custody and accounting fees	4,134
Professional fees	45,648
Registration fees	99,543
Shareholder report expenses	31,615
Trustees’ fees and expenses	15,861
Other fees and expenses	16,360
Total expenses	376,011
Less: Fee waivers and/or expense reimbursements
Fund-level	(269,243)
Class A	(2,116)
Class C	(35)
Class R6	(2,447)
Administrator Class	(9,123)
Net expenses	93,047
Net investment income	2,366,077
Realized and unrealized gains (losses) on investments
Net realized gains on investments allocated from affiliated Master Portfolio	2,518,717
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	3,709,212
Net realized and unrealized gains (losses) on investments	6,227,929
Net increase in net assets resulting from operations	$8,594,006
The accompanying notes are an integral part of these financial statements.
4 | Allspring Real Return Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended April 30, 2025		Year ended April 30, 2024[1]		Year ended May 31, 2023
Operations
Net investment income		$2,366,077		$2,476,861		$3,546,810
Net realized gains (losses) on investments		2,518,717		(3,789,090)		(569,850)
Net change in unrealized gains (losses) on investments		3,709,212		3,101,127		(5,808,663)
Net increase (decrease) in net assets resulting from operations		8,594,006		1,788,898		(2,831,703)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(325,407)		(360,454)		(686,543)
Class C		(11,225)		(21,838)		(58,742)
Class R6		(1,100,786)		(757,028)		(631,554)
Administrator Class		(177,723)		(292,876)		(629,068)
Institutional Class		(621,410)		(857,539)		(1,775,616)
Total distributions to shareholders		(2,236,551)		(2,289,735)		(3,781,523)
Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	539,594	5,513,701	222,156	2,127,669	216,818	2,123,638
Class C	25,023	252,319	2,635	24,955	20,544	198,706
Class R6	2,560,680	26,573,013	2,434,075	23,246,263	737,592	7,332,284
Administrator Class	158,508	1,655,334	150,145	1,450,621	314,479	3,161,931
Institutional Class	2,331,721	24,312,407	419,214	4,043,367	1,603,544	15,812,126
		58,306,774		30,892,875		28,628,685
Reinvestment of distributions
Class A	25,438	259,091	29,681	282,160	58,661	574,829
Class C	1,128	11,225	2,345	21,838	6,058	58,298
Class R6	106,648	1,100,786	78,526	757,028	63,670	631,451
Administrator Class	16,674	173,853	28,851	280,636	60,525	604,578
Institutional Class	60,158	621,356	89,105	857,512	179,364	1,775,461
		2,166,311		2,199,174		3,644,617
Payment for shares redeemed
Class A	(303,707)	(3,099,759)	(371,423)	(3,528,531)	(646,932)	(6,291,558)
Class C	(27,578)	(274,300)	(79,810)	(742,540)	(48,172)	(457,734)
Class R6	(1,314,015)	(13,647,605)	(836,809)	(8,044,771)	(539,506)	(5,392,372)
Administrator Class	(226,143)	(2,361,697)	(772,215)	(7,491,678)	(472,903)	(4,663,703)
Institutional Class	(1,407,110)	(14,293,661)	(2,041,785)	(19,779,739)	(2,205,751)	(21,830,616)
		(33,677,022)		(39,587,259)		(38,635,983)
Net increase (decrease) in net assets resulting from capital share transactions		26,796,063		(6,495,210)		(6,362,681)
Total increase (decrease) in net assets		33,153,518		(6,996,047)		(12,975,907)
Net assets
Beginning of period		72,794,371		79,790,418		92,766,325
End of period		$105,947,889		$72,794,371		$79,790,418
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Fund | 5

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Class A	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$9.50	$9.60	$10.35	$10.93	$10.22	$9.89
Net investment income	0.25 [2]	0.30 [2]	0.40 [2]	0.56 [2]	0.22	0.12
Net realized and unrealized gains (losses) on investments	0.84	(0.12)	(0.72)	(0.60)	0.70	0.42
Total from investment operations	1.09	0.18	(0.32)	(0.04)	0.92	0.54
Distributions to shareholders from
Net investment income	(0.24)	(0.28)	(0.43)	(0.54)	(0.21)	(0.21)
Net asset value, end of period	$10.35	$9.50	$9.60	$10.35	$10.93	$10.22
Total return[3]	11.58%	1.95%	(3.10)%	(0.52)%	9.10%	5.48%
Ratios to average net assets (annualized)*
Gross expenses	1.09%	1.12%	1.09%	1.07%	1.29%	1.43%
Net expenses	0.76%	0.76%	0.78%	0.78%	0.78%	0.78%
Net investment income	2.47%	3.45%	4.12%	5.13%	2.09%	1.79%
Supplemental data
Portfolio turnover rate[4]	61%	47%	22%	31%	20%	24%
Net assets, end of period (000s omitted)	$15,327	$11,592	$12,861	$17,713	$13,825	$13,196

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.39%
Year ended April 30, 2024[1]	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
6 | Allspring Real Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Class C	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$9.31	$9.41	$10.16	$10.74	$10.06	$9.73
Net investment income	0.17 [2]	0.24 [2]	0.32 [2]	0.47 [2]	0.12 [2]	0.11 [2]
Net realized and unrealized gains (losses) on investments	0.82	(0.12)	(0.71)	(0.59)	0.71	0.35
Total from investment operations	0.99	0.12	(0.39)	(0.12)	0.83	0.46
Distributions to shareholders from
Net investment income	(0.17)	(0.22)	(0.36)	(0.46)	(0.15)	(0.13)
Net asset value, end of period	$10.13	$9.31	$9.41	$10.16	$10.74	$10.06
Total return[3]	10.64%	1.29%	(3.89)%	(1.26)%	8.27%	4.77%
Ratios to average net assets (annualized)*
Gross expenses	1.84%	1.86%	1.84%	1.81%	2.06%	2.18%
Net expenses	1.52%	1.52%	1.53%	1.53%	1.53%	1.53%
Net investment income	1.71%	2.81%	3.32%	4.42%	1.17%	1.09%
Supplemental data
Portfolio turnover rate[4]	61%	47%	22%	31%	20%	24%
Net assets, end of period (000s omitted)	$713	$668	$1,380	$1,709	$1,195	$1,714

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.39%
Year ended April 30, 2024[1]	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Real Return Fund | 7

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Class R6	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$9.62	$9.72	$10.47	$11.05	$10.33	$9.99
Net investment income	0.29 [2]	0.32 [2]	0.46 [2]	0.63 [2]	0.29	0.22
Net realized and unrealized gains (losses) on investments	0.85	(0.11)	(0.74)	(0.63)	0.69	0.37
Total from investment operations	1.14	0.21	(0.28)	0.00	0.98	0.59
Distributions to shareholders from
Net investment income	(0.28)	(0.31)	(0.47)	(0.58)	(0.26)	(0.25)
Net asset value, end of period	$10.48	$9.62	$9.72	$10.47	$11.05	$10.33
Total return[3]	11.95%	2.24%	(2.68)%	(0.15)%	9.52%	5.94%
Ratios to average net assets (annualized)*
Gross expenses	0.72%	0.77%	0.71%	0.68%	0.85%	1.05%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.82%	3.67%	4.68%	5.68%	2.70%	2.08%
Supplemental data
Portfolio turnover rate[4]	61%	47%	22%	31%	20%	24%
Net assets, end of period (000s omitted)	$48,787	$31,768	$15,796	$14,282	$36,202	$18,224

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.39%
Year ended April 30, 2024[1]	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
8 | Allspring Real Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Administrator Class	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$9.72	$9.81	$10.55	$11.12	$10.38	$10.03
Net investment income	0.27 [2]	0.33 [2]	0.42 [2]	0.60 [2]	0.25 [2]	0.20 [2]
Net realized and unrealized gains (losses) on investments	0.87	(0.13)	(0.72)	(0.63)	0.71	0.36
Total from investment operations	1.14	0.20	(0.30)	(0.03)	0.96	0.56
Distributions to shareholders from
Net investment income	(0.25)	(0.29)	(0.44)	(0.54)	(0.22)	(0.21)
Net asset value, end of period	$10.61	$9.72	$9.81	$10.55	$11.12	$10.38
Total return[3]	11.78%	2.04%	(2.87)%	(0.36)%	9.31%	5.67%
Ratios to average net assets (annualized)*
Gross expenses	1.03%	1.06%	1.02%	0.99%	1.23%	1.37%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.63%	3.67%	4.24%	5.42%	2.26%	1.92%
Supplemental data
Portfolio turnover rate[4]	61%	47%	22%	31%	20%	24%
Net assets, end of period (000s omitted)	$7,474	$7,347	$13,227	$15,267	$13,203	$13,544

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.39%
Year ended April 30, 2024[1]	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Real Return Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Institutional Class	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$9.62	$9.71	$10.47	$11.05	$10.33	$9.99
Net investment income	0.29 [2]	0.34 [2]	0.44 [2]	0.63 [2]	0.26	0.21
Net realized and unrealized gains (losses) on investments	0.85	(0.12)	(0.74)	(0.64)	0.71	0.37
Total from investment operations	1.14	0.22	(0.30)	(0.01)	0.97	0.58
Distributions to shareholders from
Net investment income	(0.28)	(0.31)	(0.46)	(0.57)	(0.25)	(0.24)
Net asset value, end of period	$10.48	$9.62	$9.71	$10.47	$11.05	$10.33
Total return[3]	11.89%	2.30%	(2.83)%	(0.19)%	9.46%	5.88%
Ratios to average net assets (annualized)*
Gross expenses	0.76%	0.80%	0.76%	0.74%	0.95%	1.10%
Net expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	2.81%	3.80%	4.42%	5.76%	2.37%	2.09%
Supplemental data
Portfolio turnover rate[4]	61%	47%	22%	31%	20%	24%
Net assets, end of period (000s omitted)	$33,648	$21,418	$36,525	$43,796	$10,787	$10,587

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.39%
Year ended April 30, 2024[1]	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Real Return Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Real Return Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Real Return Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of April 30, 2025, the Fund owned 36.56% of Allspring Real Return Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the year ended April 30, 2025 are included in this report and should be read in conjunction with the Fund’s financial statements.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Real Return Fund | 11

Notes to financial statements
As of April 30, 2025, the aggregate cost of all investments for federal income tax purposes was $103,874,267 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,768,746
Gross unrealized losses	(0)
Net unrealized gains	$1,768,746
As of April 30, 2025, the Fund had capital loss carryforwards which consist of $218,663 in short-term capital losses and $2,435,380 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At April 30, 2025, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term	$105,643,013
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays, generally on a monthly basis,  Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the year ended April 30, 2025, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee, generally paid on a monthly basis, from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
12 | Allspring Real Return Fund

Notes to financial statements
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through August 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.77%
Class C	1.52
Class R6	0.40
Administrator Class	0.60
Institutional Class	0.45
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended April 30, 2025, Allspring Funds Distributor received $4,237 from the sale of Class A shares and $124 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the year ended April 30, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the year ended April 30, 2025 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$8,973,031	$40,506,682	$3,195,483	$29,361,042
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended April 30, 2025, there were no borrowings by the Fund under the agreement.
Allspring Real Return Fund | 13

Notes to financial statements
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended April 30, 2025, eleven months ended April 30, 2024 and year ended May 31, 2023 were as follows:
	Year ended April 30		Year ended May 31,
	2025	2024	2023
Ordinary income	$2,236,551	$2,289,735	$3,781,523
As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$1,233,304	$1,768,746	$(2,654,043)
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.SUBSEQUENT EVENT
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.
14 | Allspring Real Return Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Real Return Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of interests held as of April 30, 2025, by correspondence with the transfer agent of the master portfolio. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
June 26, 2025
Allspring Real Return Fund | 15

Consolidated portfolio of investments—April 30, 2025
Consolidated portfolio of investments

	Shares	Value
Common stocks: 26.31%
Communication services: 1.59%
Entertainment: 0.48%
Netflix, Inc.†	860	$973,279
Spotify Technology SA†	671	411,981
		1,385,260
Interactive media & services: 0.91%
Alphabet, Inc. Class A	6,599	1,047,921
Meta Platforms, Inc. Class A	2,122	1,164,978
Pinterest, Inc. Class A†	15,800	400,056
		2,612,955
Media: 0.20%
Fox Corp. Class A	11,700	582,543
Consumer discretionary: 1.85%
Broadline retail: 0.57%
Amazon.com, Inc.†	8,893	1,640,047
Hotels, restaurants & leisure: 0.61%
Booking Holdings, Inc.	89	453,836
DoorDash, Inc. Class A†	2,971	573,076
Royal Caribbean Cruises Ltd.	3,418	734,562
		1,761,474
Household durables: 0.29%
PulteGroup, Inc.	8,138	834,796
Specialty retail: 0.38%
O’Reilly Automotive, Inc.†	369	522,209
Ulta Beauty, Inc.†	1,500	593,460
		1,115,669
Consumer staples: 0.81%
Beverages: 0.24%
Keurig Dr Pepper, Inc.	20,145	696,815
Consumer staples distribution & retail: 0.19%
Costco Wholesale Corp.	570	566,865
Household products: 0.38%
Church & Dwight Co., Inc.	6,161	612,034
Reynolds Consumer Products, Inc.	20,866	479,918
		1,091,952
Energy: 0.61%
Energy equipment & services: 0.13%
Baker Hughes Co. Class A	10,643	376,762
The accompanying notes are an integral part of these consolidated financial statements.
16 | Allspring Real Return Portfolio

Consolidated portfolio of investments—April 30, 2025

	Shares	Value
Oil, gas & consumable fuels: 0.48%
EOG Resources, Inc.	7,773	$857,595
Valero Energy Corp.	4,572	530,764
		1,388,359
Financials: 2.88%
Banks: 0.61%
Fifth Third Bancorp	21,089	757,939
First Citizens BancShares, Inc. Class A	256	455,460
JPMorgan Chase & Co.	2,267	554,553
		1,767,952
Capital markets: 1.17%
Goldman Sachs Group, Inc.	1,196	654,870
Interactive Brokers Group, Inc. Class A	3,600	618,660
Jefferies Financial Group, Inc.	13,100	612,163
Robinhood Markets, Inc. Class A†	8,200	402,702
Tradeweb Markets, Inc. Class A	4,093	566,062
Virtu Financial, Inc. Class A	13,500	528,525
		3,382,982
Financial services: 0.27%
Euronet Worldwide, Inc.†	3,936	390,058
Visa, Inc. Class A	1,131	390,760
		780,818
Insurance: 0.63%
Allstate Corp.	1,834	363,847
Arch Capital Group Ltd.	8,354	757,541
Brown & Brown, Inc.	6,429	711,047
		1,832,435
Mortgage real estate investment trusts (REITs): 0.20%
Annaly Capital Management, Inc.	29,101	570,380
Health care: 1.77%
Biotechnology: 0.47%
AbbVie, Inc.	3,200	624,320
Exelixis, Inc.†	18,700	732,105
		1,356,425
Health care equipment & supplies: 0.50%
Alcon AG	6,070	592,493
Intuitive Surgical, Inc.†	1,651	851,586
		1,444,079
Health care providers & services: 0.60%
Labcorp Holdings, Inc.	3,053	735,804
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 17

Consolidated portfolio of investments—April 30, 2025

	Shares	Value
Health care providers & services(continued)
Tenet Healthcare Corp.†	4,000	$571,800
UnitedHealth Group, Inc.	1,030	423,783
		1,731,387
Life sciences tools & services: 0.20%
Charles River Laboratories International, Inc.†	4,831	573,053
Industrials: 2.57%
Aerospace & defense: 0.30%
L3Harris Technologies, Inc.	3,944	867,759
Building products: 0.28%
Carlisle Cos., Inc.	2,094	794,631
Commercial services & supplies: 0.25%
Republic Services, Inc. Class A	2,929	734,446
Construction & engineering: 0.32%
EMCOR Group, Inc.	2,304	923,213
Electrical equipment: 0.16%
Generac Holdings, Inc.†	3,900	446,082
Ground transportation: 0.43%
Canadian Pacific Kansas City Ltd.	8,800	637,736
Knight-Swift Transportation Holdings, Inc.	15,500	607,135
		1,244,871
Passenger airlines: 0.14%
United Airlines Holdings, Inc.†	6,000	412,920
Professional services: 0.40%
Jacobs Solutions, Inc.	4,991	617,886
Leidos Holdings, Inc.	3,700	544,566
		1,162,452
Trading companies & distributors: 0.29%
AerCap Holdings NV	7,924	839,944
Information technology: 4.35%
Communications equipment: 0.27%
Arista Networks, Inc.†	9,384	772,022
Electronic equipment, instruments & components: 0.18%
TD SYNNEX Corp.	4,700	520,760
IT services: 0.33%
Okta, Inc.†	4,600	515,936
Twilio, Inc. Class A†	4,600	444,866
		960,802
The accompanying notes are an integral part of these consolidated financial statements.
18 | Allspring Real Return Portfolio

Consolidated portfolio of investments—April 30, 2025

	Shares	Value
Semiconductors & semiconductor equipment: 1.37%
Broadcom, Inc.	7,169	$1,379,817
KLA Corp.	817	574,098
NVIDIA Corp.	11,912	1,297,455
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,900	316,711
Teradyne, Inc.	5,300	393,313
		3,961,394
Software: 1.51%
AppLovin Corp. Class A†	900	242,379
Informatica, Inc. Class A†	15,600	293,748
Microsoft Corp.	6,217	2,457,332
Monday.com Ltd.†	1,000	280,990
Oracle Corp.	2,124	298,889
ServiceNow, Inc.†	830	792,658
		4,365,996
Technology hardware, storage & peripherals: 0.69%
Apple, Inc.	7,191	1,528,087
Dell Technologies, Inc. Class C	5,000	458,800
		1,986,887
Materials: 3.28%
Construction materials: 0.42%
Vulcan Materials Co.	4,644	1,218,261
Containers & packaging: 0.24%
Graphic Packaging Holding Co.	27,146	687,065
Metals & mining: 2.62%
Agnico Eagle Mines Ltd.	2,401	282,195
Agnico Eagle Mines Ltd.-U.S. Exchange Traded Shares	4,725	555,566
Alamos Gold, Inc. Class A	13,500	385,924
Anglogold Ashanti PLC	6,800	286,688
Artemis Gold, Inc.†	16,000	229,798
B2Gold Corp.	26,000	81,285
Barrick Gold Corp.	13,036	248,205
Calibre Mining Corp.†	33,000	77,318
Coeur Mining, Inc.†	12,903	71,612
Dundee Precious Metals, Inc.	13,400	175,641
Eldorado Gold Corp.†	3,300	62,093
Endeavour Mining PLC	10,880	294,769
Evolution Mining Ltd.	8,000	40,120
Franco-Nevada Corp.	1,600	274,957
Freeport-McMoRan, Inc.	12,890	464,427
G Mining Ventures Corp.†	10,400	144,239
Gold Fields Ltd. ADR	11,500	259,210
IAMGOLD Corp.†	29,000	205,520
Kinross Gold Corp.	35,000	516,647
Lundin Gold, Inc.	11,200	456,823
MAG Silver Corp.	4,500	69,886
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 19

Consolidated portfolio of investments—April 30, 2025

	Shares	Value
Metals & mining(continued)
New Gold, Inc.†	33,000	$131,416
Newmont Corp.	11,000	579,480
Northern Star Resources Ltd.	16,000	196,539
OceanaGold Corp.	38,000	134,513
Orla Mining Ltd.†	7,000	77,078
Osisko Gold Royalties Ltd.	3,500	83,882
Pan American Silver Corp.	479	12,060
Pan American Silver Corp.-U.S. Exchange Traded Shares	7,000	176,260
Royal Gold, Inc.	1,100	200,981
Skeena Resources Ltd.†	7,000	83,679
Snowline Gold Corp.†	11,000	64,312
Torex Gold Resources, Inc.†	8,800	285,014
Wheaton Precious Metals Corp.	4,400	367,390
		7,575,527
Real estate: 6.12%
Health care REITs: 0.53%
Alexandria Real Estate Equities, Inc.	2,989	217,181
Welltower, Inc.	8,675	1,323,718
		1,540,899
Industrial REITs: 0.77%
First Industrial Realty Trust, Inc.	8,097	385,255
Prologis, Inc.	11,524	1,177,753
Rexford Industrial Realty, Inc.	4,833	159,972
Terreno Realty Corp.	9,102	512,716
		2,235,696
Office REITs: 0.18%
BXP, Inc.	8,157	519,846
Real estate management & development: 0.21%
CBRE Group, Inc. Class A†	4,962	606,257
Residential REITs: 1.17%
American Homes 4 Rent Class A	13,796	515,832
Camden Property Trust	4,669	531,332
Independence Realty Trust, Inc.	16,922	328,795
Invitation Homes, Inc.	14,978	512,098
Mid-America Apartment Communities, Inc.	3,936	628,382
Sun Communities, Inc.	6,802	846,373
		3,362,812
Retail REITs: 0.33%
Federal Realty Investment Trust	2,814	264,572
Simon Property Group, Inc.	4,283	674,059
		938,631
Specialized REITs: 2.93%
American Tower Corp.	7,220	1,627,460
The accompanying notes are an integral part of these consolidated financial statements.
20 | Allspring Real Return Portfolio

Consolidated portfolio of investments—April 30, 2025

	Shares	Value
Specialized REITs(continued)
Crown Castle, Inc.	3,895	$411,935
CubeSmart	7,933	322,635
Equinix, Inc.	1,665	1,433,149
Extra Space Storage, Inc.	4,969	728,058
Four Corners Property Trust, Inc.	8,027	224,355
Gaming & Leisure Properties, Inc.	18,049	863,825
Iron Mountain, Inc.	7,334	657,640
SBA Communications Corp. Class A	3,513	855,064
VICI Properties, Inc. Class A	19,352	619,651
Weyerhaeuser Co.	28,000	725,480
		8,469,252
Utilities: 0.48%
Electric utilities: 0.29%
FirstEnergy Corp.	19,444	833,759
Water utilities: 0.19%
American Water Works Co., Inc.	3,800	558,638
Total common stocks (Cost $66,089,555)		76,033,830

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 7.50%
Basic materials: 0.24%
Chemicals: 0.11%
Chemours Co.	5.38%	5-15-2027	$205,000	199,636
SCIH Salt Holdings, Inc.144A	4.88	5-1-2028	120,000	114,960
				314,596
Iron/steel: 0.08%
Cleveland-Cliffs, Inc.144A	6.88	11-1-2029	245,000	237,289
Mining: 0.05%
Kaiser Aluminum Corp.144A	4.63	3-1-2028	145,000	139,512
Communications: 0.87%
Advertising: 0.11%
Clear Channel Outdoor Holdings, Inc.144A	5.13	8-15-2027	90,000	87,506
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	215,000	210,677
				298,183
Internet: 0.16%
Arches Buyer, Inc.144A	4.25	6-1-2028	170,000	159,873
Gen Digital, Inc.144A	6.75	9-30-2027	295,000	299,836
				459,709
Media: 0.56%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	565,000	557,271
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	220,000	212,624
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 21

Consolidated portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Media(continued)
Nexstar Media, Inc.144A	5.63%	7-15-2027	$170,000	$168,411
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	120,000	110,757
Sirius XM Radio LLC144A	5.00	8-1-2027	577,000	570,062
				1,619,125
Telecommunications: 0.04%
Frontier Communications Holdings LLC144A	5.88	10-15-2027	80,000	79,910
Viasat, Inc.144A	5.63	4-15-2027	45,000	44,084
				123,994
Consumer, cyclical: 1.73%
Airlines: 0.16%
American Airlines, Inc.144A	7.25	2-15-2028	105,000	103,717
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	329,765	327,568
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class 1A	3.90	1-15-2026	27,493	26,836
				458,121
Auto manufacturers: 0.10%
Ford Motor Credit Co. LLC	4.13	8-17-2027	300,000	287,697
Auto parts & equipment: 0.07%
American Axle & Manufacturing, Inc.	6.50	4-1-2027	80,000	78,014
Dana, Inc.	5.63	6-15-2028	120,000	118,998
				197,012
Distribution/wholesale: 0.04%
Ritchie Bros Holdings, Inc.144A	7.75	3-15-2031	110,000	115,333
Entertainment: 0.50%
Churchill Downs, Inc.144A	5.50	4-1-2027	430,000	425,838
Cinemark USA, Inc.144A	5.25	7-15-2028	200,000	196,383
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	415,000	419,442
Six Flags Entertainment Corp.144A	5.50	4-15-2027	200,000	197,835
Six Flags Entertainment Corp.144A	7.00	7-1-2025	208,000	208,155
				1,447,653
Home builders: 0.14%
Taylor Morrison Communities, Inc.144A	5.75	1-15-2028	290,000	290,131
Tri Pointe Homes, Inc.	5.70	6-15-2028	130,000	129,942
				420,073
Housewares: 0.06%
Newell Brands, Inc.	5.70	4-1-2026	190,000	187,486
Leisure time: 0.27%
NCL Corp. Ltd.144A	5.88	2-15-2027	255,000	253,810
NCL Corp. Ltd.144A	8.13	1-15-2029	85,000	89,013
Sabre Global, Inc.144A	10.75	11-15-2029	39,000	37,148
The accompanying notes are an integral part of these consolidated financial statements.
22 | Allspring Real Return Portfolio

Consolidated portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Leisure time(continued)
Viking Cruises Ltd.144A	5.88%	9-15-2027	$285,000	$284,422
VOC Escrow Ltd.144A	5.00	2-15-2028	120,000	117,695
				782,088
Retail: 0.39%
Advance Auto Parts, Inc.	1.75	10-1-2027	115,000	103,386
Gap, Inc.144A	3.63	10-1-2029	155,000	140,141
Group 1 Automotive, Inc.144A	6.38	1-15-2030	145,000	146,481
Lithia Motors, Inc.144A	4.63	12-15-2027	30,000	29,129
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	135,000	128,022
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	235,000	224,602
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	285,000	302,030
Walgreens Boots Alliance, Inc.	3.45	6-1-2026	45,000	43,978
				1,117,769
Consumer, non-cyclical: 0.66%
Commercial services: 0.39%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl144A	4.63	6-1-2028	75,000	71,816
CoreCivic, Inc.	8.25	4-15-2029	325,000	342,586
GEO Group, Inc.	8.63	4-15-2029	400,000	420,499
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	281,000	280,720
Veritiv Operating Co.144A	10.50	11-30-2030	15,000	15,668
				1,131,289
Cosmetics/Personal Care: 0.06%
Edgewell Personal Care Co.144A	5.50	6-1-2028	160,000	157,183
Food: 0.09%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	6.50	2-15-2028	100,000	101,592
B&G Foods, Inc.144A	8.00	9-15-2028	160,000	158,742
				260,334
Healthcare-services: 0.07%
Tenet Healthcare Corp.	4.63	6-15-2028	70,000	68,171
Tenet Healthcare Corp.	6.13	10-1-2028	145,000	144,653
				212,824
Household products/wares: 0.01%
Central Garden & Pet Co.	5.13	2-1-2028	40,000	39,541
Pharmaceuticals: 0.04%
AdaptHealth LLC144A	6.13	8-1-2028	105,000	101,833
Energy: 1.20%
Energy-alternate sources: 0.09%
TerraForm Power Operating LLC144A	5.00	1-31-2028	285,000	277,590
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 23

Consolidated portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Oil & gas: 0.14%
Civitas Resources, Inc.144A	8.38%	7-1-2028	$100,000	$98,244
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	110,000	110,078
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	160,000	154,826
Nabors Industries, Inc.144A	7.38	5-15-2027	50,000	47,144
				410,292
Oil & gas services: 0.30%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.88	4-1-2027	210,000	209,705
Bristow Group, Inc.144A	6.88	3-1-2028	240,000	232,836
Oceaneering International, Inc.	6.00	2-1-2028	365,000	347,017
USA Compression Partners LP/USA Compression Finance Corp.	6.88	9-1-2027	55,000	54,533
USA Compression Partners LP/USA Compression Finance Corp.144A	7.13	3-15-2029	25,000	25,242
				869,333
Pipelines: 0.67%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	1-15-2028	110,000	109,341
Buckeye Partners LP144A	6.88	7-1-2029	115,000	117,166
Energy Transfer LP Series F (5 Year Treasury Constant Maturity+5.13%)ʊ±	6.75	5-15-2025	40,000	39,868
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	20,000	19,862
Harvest Midstream I LP144A	7.50	9-1-2028	305,000	308,719
Hess Midstream Operations LP144A	5.88	3-1-2028	180,000	180,378
Kinetik Holdings LP144A	6.63	12-15-2028	375,000	377,741
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	3-1-2027	400,000	394,845
Venture Global LNG, Inc.144A	8.13	6-1-2028	380,000	377,368
				1,925,288
Financial: 1.34%
Banks: 0.01%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	25,000	24,314
Diversified financial services: 0.72%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	100,000	97,161
Encore Capital Group, Inc.144A	9.25	4-1-2029	185,000	195,284
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	200,000	199,275
Nationstar Mortgage Holdings, Inc.144A	6.00	1-15-2027	215,000	215,094
Nationstar Mortgage Holdings, Inc.144A	6.50	8-1-2029	90,000	91,476
Navient Corp.	4.88	3-15-2028	70,000	67,332
Navient Corp.	5.00	3-15-2027	115,000	113,850
Navient Corp.	6.75	6-25-2025	145,000	144,997
OneMain Finance Corp.	7.13	3-15-2026	320,000	322,798
PRA Group, Inc.144A	8.38	2-1-2028	250,000	252,500
United Wholesale Mortgage LLC144A	5.75	6-15-2027	375,000	369,970
				2,069,737
The accompanying notes are an integral part of these consolidated financial statements.
24 | Allspring Real Return Portfolio

Consolidated portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Insurance: 0.13%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	6.75%	4-15-2028	$210,000	$211,512
AmWINS Group, Inc.144A	6.38	2-15-2029	150,000	151,788
				363,300
Investment Companies: 0.03%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	5-15-2026	99,000	98,632
REITs: 0.45%
Blackstone Mortgage Trust, Inc.144A	3.75	1-15-2027	30,000	28,513
Brandywine Operating Partnership LP	3.95	11-15-2027	135,000	127,239
Iron Mountain, Inc.144A	5.25	3-15-2028	360,000	354,453
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.75	6-15-2029	220,000	210,587
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	5.88	10-1-2028	110,000	107,345
Service Properties Trust	5.25	2-15-2026	175,000	172,822
Service Properties Trust144A	8.63	11-15-2031	20,000	21,221
Starwood Property Trust, Inc.144A	3.63	7-15-2026	290,000	283,084
				1,305,264
Industrial: 1.06%
Aerospace/defense: 0.20%
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	165,000	175,590
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	40,000	44,276
TransDigm, Inc.144A	6.38	3-1-2029	350,000	356,550
				576,416
Building materials: 0.11%
JELD-WEN, Inc.144A	4.88	12-15-2027	75,000	69,274
Standard Industries, Inc.144A	5.00	2-15-2027	250,000	248,117
				317,391
Electrical components & equipment: 0.16%
Energizer Holdings, Inc.144A	4.75	6-15-2028	165,000	158,972
Energizer Holdings, Inc.144A	6.50	12-31-2027	65,000	65,229
WESCO Distribution, Inc.144A	6.38	3-15-2029	240,000	243,171
				467,372
Environmental control: 0.01%
Clean Harbors, Inc.144A	4.88	7-15-2027	40,000	39,394
Machinery-diversified: 0.11%
Chart Industries, Inc.144A	7.50	1-1-2030	10,000	10,375
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	310,000	305,256
				315,631
Packaging & containers: 0.32%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	355,000	353,697
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 25

Consolidated portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Packaging & containers(continued)
Ball Corp.	6.88%	3-15-2028	$60,000	$61,454
Berry Global, Inc.144A	4.50	2-15-2026	15,000	14,969
Berry Global, Inc.144A	5.63	7-15-2027	105,000	104,906
Clydesdale Acquisition Holdings, Inc.144A	6.63	4-15-2029	165,000	166,211
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	30,000	30,481
Crown Americas LLC/Crown Americas Capital Corp. VI	4.75	2-1-2026	40,000	39,768
Owens-Brockway Glass Container, Inc.144A	6.63	5-13-2027	145,000	144,634
				916,120
Trucking & leasing: 0.15%
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	430,000	422,284
Technology: 0.08%
Computers: 0.06%
Seagate HDD Cayman	8.25	12-15-2029	155,000	166,189
Software: 0.02%
Rocket Software, Inc.144A	9.00	11-28-2028	70,000	72,124
Utilities: 0.32%
Electric: 0.32%
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	305,000	289,808
PG&E Corp.	5.00	7-1-2028	175,000	170,698
Vistra Operations Co. LLC144A	5.00	7-31-2027	150,000	148,694
XPLR Infrastructure Operating Partners LP144A	3.88	10-15-2026	145,000	139,880
XPLR Infrastructure Operating Partners LP144A	4.50	9-15-2027	195,000	184,360
				933,440
Total corporate bonds and notes (Cost $21,534,406)				21,678,755

	Shares
Investment companies: 1.32%
Exchange-traded funds: 1.32%
iShares J.P. Morgan USD Emerging Markets Bond ETF	42,314	3,806,568
Total investment companies (Cost $3,894,486)		3,806,568

			Principal
Loans: 0.20%
Communications: 0.01%
Media: 0.01%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.54	8-2-2027	$16,617	16,594
Consumer, cyclical: 0.04%
Airlines: 0.02%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.02	10-20-2027	65,924	66,405
Retail: 0.02%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.81	3-3-2028	60,000	52,189
The accompanying notes are an integral part of these consolidated financial statements.
26 | Allspring Real Return Portfolio

Consolidated portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 0.03%
Healthcare-services: 0.03%
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.05%	7-1-2031	$109,722	$73,651
Modivcare, Inc. (U.S. SOFR 3 Month+7.50%)±	11.71	1-9-2026	18,826	14,196
				87,847
Financial: 0.08%
Insurance: 0.08%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.69	12-23-2026	141,643	140,381
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.69	7-31-2027	94,508	92,303
				232,684
Utilities: 0.04%
Electric: 0.04%
Constellation Renewables LLC (U.S. SOFR 3 Month+2.25%)±	6.56	12-15-2027	110,335	110,128
Total loans (Cost $609,990)				565,847
U.S. Treasury securities: 23.38%
TIPS	0.13	4-15-2026	3,290,714	3,269,727
TIPS	0.13	7-15-2026	4,518,643	4,506,176
TIPS	0.13	4-15-2027	5,480,209	5,402,621
TIPS	0.13	1-15-2030	5,208,042	4,917,006
TIPS	0.13	7-15-2030	4,703,567	4,416,567
TIPS	0.13	1-15-2031	514,739	475,787
TIPS	0.13	7-15-2031	1,749,800	1,605,616
TIPS	0.13	1-15-2032	3,003,875	2,711,757
TIPS	0.13	2-15-2051	2,916,452	1,602,710
TIPS	0.25	7-15-2029	1,153,697	1,109,900
TIPS	0.25	2-15-2050	198,547	115,934
TIPS	0.38	1-15-2027	112,262	111,503
TIPS	0.38	7-15-2027	2,210,636	2,195,662
TIPS	0.50	1-15-2028	4,623,869	4,565,294
TIPS	0.63	2-15-2043	471,801	352,847
TIPS	0.75	2-15-2042	833,027	650,596
TIPS	0.88	1-15-2029	3,026,058	2,990,179
TIPS	1.00	2-15-2048	1,481,344	1,097,075
TIPS	1.00	2-15-2049	1,540,438	1,126,355
TIPS	1.38	7-15-2033	4,763,881	4,616,046
TIPS	1.38	2-15-2044	1,478,412	1,249,805
TIPS	1.50	2-15-2053	1,282,558	1,025,018
TIPS	1.63	10-15-2027	4,431,814	4,522,433
TIPS	1.75	1-15-2034	1,857,805	1,839,688
TIPS	1.88	7-15-2034	3,589,092	3,592,906
TIPS	2.13	1-15-2035	2,749,730	2,798,159
TIPS	2.13	2-15-2040	1,417,018	1,408,199
TIPS	2.13	2-15-2041	1,959,450	1,930,014
TIPS	2.13	2-15-2054	395,021	364,081
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 27

Consolidated portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
TIPS	2.50%	1-15-2029	$832,138	$871,206
TIPS	3.88	4-15-2029	116,441	128,182
Total U.S. Treasury securities (Cost $70,609,615)				67,569,049
Yankee corporate bonds and notes: 1.14%
Basic materials: 0.06%
Mining: 0.06%
Alumina Pty. Ltd.144A	6.13	3-15-2030	170,000	168,580
Communications: 0.16%
Internet: 0.11%
Rakuten Group, Inc.144A	11.25	2-15-2027	295,000	315,272
Media: 0.05%
Virgin Media Vendor Financing Notes IV DAC144A	5.00	7-15-2028	155,000	149,908
Consumer, cyclical: 0.48%
Airlines: 0.27%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	475,000	498,750
Latam Airlines Group SA144A	13.38	10-15-2029	265,000	296,533
				795,283
Leisure time: 0.21%
Carnival Corp.144A	5.75	3-1-2027	150,000	149,470
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	455,000	454,469
				603,939
Financial: 0.12%
Banks: 0.07%
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	200,000	200,623
Diversified financial services: 0.05%
Macquarie Airfinance Holdings Ltd.144A	6.40	3-26-2029	140,000	143,692
Industrial: 0.12%
Aerospace/defense: 0.06%
Bombardier, Inc.144A	6.00	2-15-2028	185,000	182,948
Packaging & containers: 0.06%
Trivium Packaging Finance BV144A	5.50	8-15-2026	160,000	158,428
Technology: 0.13%
Software: 0.13%
Open Text Corp.144A	3.88	2-15-2028	80,000	76,468
Open Text Corp.144A	6.90	12-1-2027	275,000	282,844
				359,312
The accompanying notes are an integral part of these consolidated financial statements.
28 | Allspring Real Return Portfolio

Consolidated portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Utilities: 0.07%
Electric: 0.07%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75%	1-18-2082	$10,000	$9,388
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	205,000	205,277
				214,665
Total yankee corporate bonds and notes (Cost $3,263,403)				3,292,650

		Yield	Shares
Short-term investments: 33.60%
Investment companies: 33.60%
Allspring Government Money Market Fund Select Class♠∞*		4.26	97,077,493	97,077,493
Total short-term investments (Cost $97,077,493)				97,077,493
Total investments in securities (Cost $263,078,948)	93.45%			270,024,192
Other assets and liabilities, net	6.55			18,921,662
Total net assets	100.00%			$288,945,854

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Real Return Special Investments (Cayman) Ltd., the consolidated entity.

Abbreviations:
ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$107,853,407	$177,191,489	$(187,967,403)	$0	$0	$97,077,493	97,077,493	$3,993,123
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	735,509	AUD	1,163,000	Morgan Stanley, Inc.	6-18-2025	$0	$(9,835)
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 29

Consolidated portfolio of investments—April 30, 2025

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	504,617	BRL	2,951,000	Morgan Stanley, Inc.	6-18-2025	$0	$(9,878)
BRL	6,638,000	USD	1,147,669	Morgan Stanley, Inc.	6-18-2025	9,641	0
USD	1,102,064	BRL	6,537,000	Morgan Stanley, Inc.	6-18-2025	0	(37,637)
USD	1,273,609	CAD	1,825,000	Morgan Stanley, Inc.	6-18-2025	0	(53,395)
USD	1,013,424	CHF	888,000	Morgan Stanley, Inc.	6-18-2025	0	(68,218)
CHF	1,607,000	USD	1,884,312	Morgan Stanley, Inc.	6-18-2025	73,120	0
USD	520,930	CLP	486,616,000	Morgan Stanley, Inc.	6-18-2025	7,180	0
CLP	1,032,854,000	USD	1,088,017	Morgan Stanley, Inc.	6-18-2025	2,430	0
USD	986,593	CLP	973,688,000	Morgan Stanley, Inc.	6-18-2025	0	(41,388)
USD	874,482	CZK	20,067,000	Morgan Stanley, Inc.	6-18-2025	0	(37,470)
CZK	41,637,000	USD	1,808,594	Morgan Stanley, Inc.	6-18-2025	83,615	0
USD	1,090,001	EUR	997,000	Morgan Stanley, Inc.	6-18-2025	0	(42,502)
EUR	2,050,000	USD	2,228,024	Morgan Stanley, Inc.	6-18-2025	100,592	0
USD	294,522	EUR	268,000	Morgan Stanley, Inc.	6-18-2025	0	(9,902)
USD	937,097	GBP	725,000	Morgan Stanley, Inc.	6-18-2025	0	(29,283)
GBP	1,501,000	USD	1,942,037	Morgan Stanley, Inc.	6-18-2025	58,703	0
USD	616,303	HUF	227,362,000	Morgan Stanley, Inc.	6-18-2025	0	(19,146)
HUF	483,997,000	USD	1,305,431	Morgan Stanley, Inc.	6-18-2025	47,283	0
USD	1,426,862	IDR	23,391,547,000	Morgan Stanley, Inc.	6-18-2025	20,193	0
USD	3,010,844	INR	263,488,000	Morgan Stanley, Inc.	6-18-2025	0	(98,090)
INR	453,514,000	USD	5,266,254	Morgan Stanley, Inc.	6-18-2025	84,825	0
USD	921,788	JPY	135,501,000	Morgan Stanley, Inc.	6-18-2025	0	(30,923)
JPY	258,495,000	USD	1,742,430	Morgan Stanley, Inc.	6-18-2025	75,055	0
USD	831,820	KRW	1,203,081,000	Morgan Stanley, Inc.	6-18-2025	0	(16,816)
USD	673,388	MXN	13,532,000	Morgan Stanley, Inc.	6-18-2025	0	(12,583)
MXN	28,347,000	USD	1,375,353	Morgan Stanley, Inc.	6-18-2025	61,627	0
USD	670,586	NOK	7,145,000	Morgan Stanley, Inc.	6-18-2025	0	(16,220)
NOK	14,768,000	USD	1,417,020	Morgan Stanley, Inc.	6-18-2025	2,538	0
USD	752,388	NZD	1,308,000	Morgan Stanley, Inc.	6-18-2025	0	(25,670)
USD	746,977	PLN	2,877,000	Morgan Stanley, Inc.	6-18-2025	0	(13,251)
PLN	6,007,000	USD	1,553,163	Morgan Stanley, Inc.	6-18-2025	34,146	0
USD	764,706	SEK	7,706,000	Morgan Stanley, Inc.	6-18-2025	0	(34,694)
SEK	15,558,000	USD	1,572,035	Morgan Stanley, Inc.	6-18-2025	41,912	0
ZAR	12,800,000	USD	698,568	Morgan Stanley, Inc.	6-18-2025	0	(12,806)
USD	1,149,902	ZAR	22,338,000	Morgan Stanley, Inc.	6-18-2025	0	(46,860)
						$702,860	$(666,567)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MEFF Madrid IBEX 35 Index	19	5-16-2025	$2,642,367	$2,851,348	$208,981	$0
LME Nickel Futures**	7	5-19-2025	671,286	641,339	0	(29,947)
LME Primary Aluminum Futures**	27	5-19-2025	1,707,058	1,611,353	0	(95,705)
Volatility Index	74	5-21-2025	1,837,392	1,776,807	0	(60,585)
Hang Seng Index	40	5-29-2025	5,652,107	5,695,497	43,390	0
IFSC NIFTY 50 Index	117	5-29-2025	5,696,691	5,708,313	11,622	0
NY Harbor ULSD Futures**	2	5-30-2025	162,361	168,151	5,790	0
10-Year Euro BUND Index	534	6-6-2025	79,278,157	79,719,280	441,123	0
French Government Bond	105	6-6-2025	14,884,045	14,944,791	60,746	0
Lean Hogs Futures**	1	6-13-2025	38,545	39,310	765	0
The accompanying notes are an integral part of these consolidated financial statements.
30 | Allspring Real Return Portfolio

Consolidated portfolio of investments—April 30, 2025

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
10-Year Australian Bond	480	6-16-2025	$34,827,119	$35,349,757	$522,638	$0
Japanese Yen Futures	177	6-16-2025	15,234,679	15,579,319	344,640	0
LME Copper Futures**	4	6-16-2025	968,469	914,277	0	(54,192)
LME Nickel Futures**	3	6-16-2025	280,762	276,063	0	(4,699)
LME Primary Aluminum Futures**	9	6-16-2025	537,234	539,926	2,692	0
LME Zinc Futures**	5	6-16-2025	365,088	322,514	0	(42,574)
10-Year U.S. Treasury Notes	27	6-18-2025	3,020,276	3,029,906	9,630	0
10-Year Canadian Bond	403	6-19-2025	35,836,230	36,148,977	312,747	0
DAX Index	1	6-20-2025	662,003	640,202	0	(21,801)
E-Mini Russell 1000 Value Index	64	6-20-2025	5,507,636	5,755,840	248,204	0
FTSE 100 Index	26	6-20-2025	2,982,285	2,932,795	0	(49,490)
MSCI EAFE Index	198	6-20-2025	24,534,758	24,697,530	162,772	0
MSCI Emerging Markets Index	55	6-20-2025	3,049,392	3,052,500	3,108	0
U.S. Real Estate Futures	286	6-20-2025	10,419,100	10,270,260	0	(148,840)
Gold 100 Troy Ounces Futures**	51	6-26-2025	16,081,306	16,927,410	846,104	0
Henry Hub Natural Gas Futures**	20	6-26-2025	678,508	727,000	48,492	0
Long Gilt Futures	276	6-26-2025	34,004,808	34,399,032	394,224	0
Live Cattle Futures**	2	6-30-2025	160,815	166,720	5,905	0
Number 2 Cotton Futures**	19	7-9-2025	631,771	627,190	0	(4,581)
Corn Futures**	15	7-14-2025	356,683	356,625	0	(58)
Hard Red Winter Wheat Futures**	41	7-14-2025	1,176,518	1,085,475	0	(91,043)
Soybean Meal Futures**	31	7-14-2025	933,040	923,800	0	(9,240)
Soybean Oil Futures**	34	7-14-2025	925,101	998,988	73,887	0
Wheat Futures**	24	7-14-2025	668,769	636,900	0	(31,869)
Cocoa Futures**	2	7-16-2025	153,856	177,740	23,884	0
Short
CAC 40 Index	(10)	5-16-2025	(815,233)	(853,206)	0	(37,973)
LME Nickel Futures**	(7)	5-19-2025	(677,904)	(641,339)	36,565	0
LME Primary Aluminum Futures**	(27)	5-19-2025	(1,656,810)	(1,611,353)	45,457	0
Light Sweet Crude Oil Futures**	(8)	5-20-2025	(486,845)	(465,680)	21,165	0
Brent Crude Oil Futures**	(5)	5-30-2025	(320,343)	(305,300)	15,043	0
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	(2)	5-30-2025	(169,907)	(169,487)	420	0
10-Year Euro BUND Index	(18)	6-6-2025	(2,691,549)	(2,687,167)	4,382	0
30-Year Euro BUXL Futures	(67)	6-6-2025	(9,794,082)	(9,419,312)	374,770	0
Gas Oil Futures**	(2)	6-12-2025	(120,695)	(119,700)	995	0
TOPIX Index	(69)	6-12-2025	(11,717,265)	(12,858,477)	0	(1,141,212)
LME Copper Futures**	(4)	6-16-2025	(969,671)	(914,277)	55,394	0
LME Lead Futures**	(7)	6-16-2025	(358,028)	(342,853)	15,175	0
LME Nickel Futures**	(4)	6-16-2025	(374,272)	(368,084)	6,188	0
LME Primary Aluminum Futures**	(14)	6-16-2025	(835,379)	(839,885)	0	(4,506)
LME Zinc Futures**	(5)	6-16-2025	(365,085)	(322,514)	42,571	0
10-Year U.S. Treasury Notes	(278)	6-18-2025	(30,512,250)	(31,196,813)	0	(684,563)
S&P ASX Share Price Index 200	(10)	6-19-2025	(1,275,906)	(1,303,840)	0	(27,934)
S&P/TSX 60 Index	(5)	6-19-2025	(984,289)	(1,084,433)	0	(100,144)
E-Mini NASDAQ 100 Index	(2)	6-20-2025	(781,766)	(786,340)	0	(4,574)
E-Mini Russell 2000 Index	(7)	6-20-2025	(708,357)	(689,430)	18,927	0
E-Mini S&P 500 Index	(127)	6-20-2025	(33,936,541)	(35,477,450)	0	(1,540,909)
Euro STOXX 50 Index	(14)	6-20-2025	(726,517)	(809,965)	0	(83,448)
FTSE 100 Index	(10)	6-20-2025	(1,030,302)	(1,127,998)	0	(97,696)
MSCI Emerging Markets Index	(15)	6-20-2025	(760,587)	(832,500)	0	(71,913)
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 31

Consolidated portfolio of investments—April 30, 2025

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
Long Gilt Futures	(16)	6-26-2025	$(1,967,751)	$(1,994,147)	$0	$(26,396)
Number 11 World Sugar Futures**	(18)	6-30-2025	(350,658)	(347,760)	2,898	0
Soybean Futures**	(3)	7-14-2025	(158,726)	(156,675)	2,051	0
C Coffee Futures**	(6)	7-21-2025	(798,112)	(901,688)	0	(103,576)
					$4,413,345	$(4,569,468)

**	Represents an investment held in Real Return Special Investments (Cayman) Ltd., the consolidated entity.
The accompanying notes are an integral part of these consolidated financial statements.
32 | Allspring Real Return Portfolio

Consolidated statement of assets and liabilities—April 30, 2025
Consolidated financial statements
Consolidated statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $166,001,455)	$172,946,699
Investments in affiliated securities, at value (cost $97,077,493)	97,077,493
Cash	83,003
Cash at broker segregated for futures contracts	17,737,800
Segregated cash for forward foreign currency contracts	10,000
Foreign currency, at value (cost $35,860)	35,367
Receivable for dividends and interest	880,485
Receivable for daily variation margin on open futures contracts	804,623
Unrealized gains on forward foreign currency contracts	702,860
Receivable for investments sold	25,172
Prepaid expenses and other assets	5,437
Total assets	290,308,939
Liabilities
Unrealized losses on forward foreign currency contracts	666,567
Payable for daily variation margin on open futures contracts	426,933
Payable for investments purchased	139,475
Advisory fee payable	76,066
Trustees’ fees and expenses payable	1,846
Accrued expenses and other liabilities	52,198
Total liabilities	1,363,085
Total net assets	$288,945,854
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 33

Consolidated Statement of operations
Consolidated statement of operations
Investment income
Interest	$4,145,355
Income from affiliated securities	3,993,123
Dividends (net of foreign withholdings taxes of $15,066)	1,463,570
Total investment income	9,602,048
Expenses
Advisory fee	1,003,937
Custody and accounting fees	55,997
Professional fees	82,919
Registration fees	14
Interest holder report expenses	2,764
Trustees’ fees and expenses	15,996
Other fees and expenses	22,322
Total expenses	1,183,949
Less: Fee waivers and/or expense reimbursements	(205,111)
Net expenses	978,838
Net investment income	8,623,210
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	3,281,802
Foreign currency and foreign currency translations	(19,717)
Forward foreign currency contracts	(487,385)
Futures contracts	7,579,706
Net realized gains on investments	10,354,406
Net change in unrealized gains (losses) on
Unaffiliated securities	6,622,949
Foreign currency and foreign currency translations	16
Forward foreign currency contracts	(51,172)
Futures contracts	2,675,424
Net change in unrealized gains (losses) on investments	9,247,217
Net realized and unrealized gains (losses) on investments	19,601,623
Net increase in net assets resulting from operations	$28,224,833
The accompanying notes are an integral part of these consolidated financial statements.
34 | Allspring Real Return Portfolio

Consolidated statement of changes in net assets
Consolidated statement of changes in net assets
	Year ended April 30, 2025	Year ended April 30, 2024[1]	Year ended May 31, 2023
Operations
Net investment income	$8,623,210	$8,493,371	$9,604,298
Net realized gains (losses) on investments	10,354,406	(7,716,409)	529,750
Net change in unrealized gains (losses) on investments	9,247,217	4,732,005	(16,005,461)
Net increase (decrease) in net assets resulting from operations	28,224,833	5,508,967	(5,871,413)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	99,392,530	81,881,639	41,232,899
Withdrawals	(76,986,128)	(60,836,515)	(55,196,249)
Net increase (decrease) in net assets resulting from capital share transactions	22,406,402	21,045,124	(13,963,350)
Total increase (decrease) in net assets	50,631,235	26,554,091	(19,834,763)
Net assets
Beginning of period	238,314,619	211,760,528	231,595,291
End of period	$288,945,854	$238,314,619	$211,760,528
1 For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Real Return Portfolio | 35

Consolidated financial highlights
Consolidated financial highlights

	Year ended April 30		Year ended May 31
	2025	2024[1]	2023	2022	2021	2020
Total return[2]	12.02%	2.30%	(2.73)%	(0.14)%	9.58%	5.92%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.46%	0.49%	0.48%	0.47%	0.45%
Net expenses[3]	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	3.44%	4.07%	4.45%	5.54%	2.57%	2.16%
Supplemental Data
Portfolio turnover rate	61%	49%	22%	31%	20%	24%

[1]	For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[3]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these consolidated financial statements.
36 | Allspring Real Return Portfolio

Notes to consolidated financial statements
Notes to consolidated financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Real Return Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
INVESTMENT IN SUBSIDIARY
The Portfolio invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Real Return Special Investments (Cayman) Ltd (the “Subsidiary”), a wholly owned subsidiary incorporated on June 27, 2023 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of April 30, 2025, the Subsidiary had $33,601,461 of investments in affiliates and cash at broker segregated for futures contacts representing 99.94% of its net assets. As of April 30, 2025, the Portfolio held $33,622,588 in the Subsidiary, representing 13.17% of the Portfolio’s net assets prior to consolidation.
The consolidated financial statements of the Portfolio include the financial results of the Subsidiary. The Consolidated portfolio of investments includes positions of the Portfolio and the Subsidiary and the consolidated financial statements include the accounts of the Portfolio and the Subsidiary. Accordingly, all interfund balances and transactions between the Portfolio and the Subsidiary have been eliminated in consolidation.
3.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2025, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports
Allspring Real Return Portfolio | 37

Notes to consolidated financial statements
of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Loans
The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Consolidated statement of assets and liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices, foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk, foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated statement of assets and liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated statement of operations.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide
38 | Allspring Real Return Portfolio

Notes to consolidated financial statements
a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2025, the aggregate cost of all investments for federal income tax purposes was $265,396,367 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$19,620,854
Gross unrealized losses	(15,112,859)
Net unrealized gains	$4,507,995
Allspring Real Return Portfolio | 39

Notes to consolidated financial statements
4.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,580,758	$0	$0	$4,580,758
Consumer discretionary	5,351,986	0	0	5,351,986
Consumer staples	2,355,632	0	0	2,355,632
Energy	1,765,121	0	0	1,765,121
Financials	8,334,567	0	0	8,334,567
Health care	5,104,944	0	0	5,104,944
Industrials	7,426,318	0	0	7,426,318
Information technology	12,567,861	0	0	12,567,861
Materials	9,244,194	236,659	0	9,480,853
Real estate	17,673,393	0	0	17,673,393
Utilities	1,392,397	0	0	1,392,397
Corporate bonds and notes	0	21,678,755	0	21,678,755
Investment companies	3,806,568	0	0	3,806,568
Loans	0	565,847	0	565,847
U.S. Treasury securities	67,569,049	0	0	67,569,049
Yankee corporate bonds and notes	0	3,292,650	0	3,292,650
Short-term investments
Investment companies	97,077,493	0	0	97,077,493
	244,250,281	25,773,911	0	270,024,192
Forward foreign currency contracts	0	702,860	0	702,860
Futures contracts	4,413,345	0	0	4,413,345
Total assets	$248,663,626	$26,476,771	$0	$275,140,397
Liabilities
Forward foreign currency contracts	$0	$666,567	$0	$666,567
Futures contracts	4,569,468	0	0	4,569,468
Total liabilities	$4,569,468	$666,567	$0	$5,236,035
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Consolidated statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated portfolio of investments.
At April 30, 2025, the Portfolio did not have any transfers into/out of Level 3.
40 | Allspring Real Return Portfolio

Notes to consolidated financial statements
5.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.300
Over $10 billion	0.290
For the year ended April 30, 2025, the advisory fee was equivalent to an annual rate of 0.40% of the Portfolio’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC (“Allspring Investments”) and Allspring Global Investments (UK) Limited (“Allspring UK”), each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serves as subadvisers to the Portfolio. Effective December 1, 2023 Allspring UK became a subadviser of the Portfolio. Allspring Investments receives a subadvisory fee at an annual rate starting at 0.18% and declining to 0.12% as the average daily net assets of the Portfolio increase. Allspring UK receives a subadvisory fee for portfolio management services on the assets it co-manages with Allspring Investments at an annual rate starting at 0.10% and declining to 0.06%.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the year ended April 30, 2025.
6.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended April 30, 2025 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$26,172,832	$116,068,719	$9,320,691	$81,203,272
7.
DERIVATIVE TRANSACTIONS
During the year ended April 30, 2025, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Portfolio also entered into forward foreign currency contracts for economic hedging purposes.
Allspring Real Return Portfolio | 41

Notes to consolidated financial statements
The volume of the Portfolio’s derivative activity during the year ended April 30, 2025 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$9,395,374
Average contract amounts to sell	16,756,223
Futures contracts
Average notional balance on long futures	$261,580,764
Average notional balance on short futures	82,435,338
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of April 30, 2025 by primary risk type on the Consolidated statement of assets and liabilities was as follows for the Portfolio:
	Interest rate risk	Commodity risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$0	$702,860	$702,860
Futures contracts	2,120,260 *	1,251,441 *	697,004 *	344,640 *	4,413,345
	$2,120,260	$1,251,441	$697,004	$1,047,500	$5,116,205
Liability derivatives
Forward foreign currency contracts	$0	$0	$0	$666,567	$666,567
Futures contracts	710,959 *	471,990 *	3,386,519 *	0	4,569,468
	$710,959	$471,990	$3,386,519	$666,567	$5,236,035

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Consolidated  Portfolio of investments. For futures contracts, only the current day’s variation margin as of April 30, 2025 is reported separately on the Consolidated  Statement of assets and liabilities.

The effect of derivative instruments on the Consolidated statement of operations for the year ended April 30, 2025 was as follows:
	INTEREST RATE RISK	Commodity risk	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$(487,385)	$(487,385)
Futures contracts	2,107,591	110,588	5,078,611	282,916	7,579,706
	$2,107,591	$110,588	$5,078,611	$(204,469)	$7,092,321
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$(51,172)	$(51,172)
Futures contracts	3,769,373	1,062,156	(1,416,995)	(739,110)	2,675,424
	$3,769,373	$1,062,156	$(1,416,995)	$(790,282)	$2,624,252
For certain types of derivative transactions, the Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under ISDA Master Agreements or similar agreements, if any, are reported separately in the Consolidated statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Consolidated  portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Consolidated statement of assets and liabilities are
42 | Allspring Real Return Portfolio

Notes to consolidated financial statements
not offset across transactions between the Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Consolidated statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Morgan Stanley, Inc.	$702,860	$(666,567)	$0	$36,293

Counterparty	Gross amounts of liabilities in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Morgan Stanley, Inc.	$666,567	$(666,567)	$0	$0
8.
BANK BORROWINGS
The Portfolio, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to portfolio interest holder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended April 30, 2025, there were no borrowings by the Portfolio under the agreement.
9.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
Allspring Real Return Portfolio | 43

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Consolidated Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Allspring Real Return Portfolio (the Portfolio), one of the portfolios constituting Allspring Master Trust, including the consolidated portfolio of investments, as of April 30, 2025, the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the related notes (collectively, the consolidated financial statements) and the consolidated financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Portfolio as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the consolidated financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These consolidated financial statements and consolidated financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and consolidated financial highlights. Such procedures also included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, transfer agent, agent banks and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and consolidated financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
June 26, 2025
44 | Allspring Real Return Portfolio

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 6% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended April 30, 2025.
Pursuant to Section 854 of the Internal Revenue Code, $157,890 of income dividends paid during the fiscal year ended April 30, 2025 has been designated as qualified dividend income (QDI).
For the fiscal year ended April 30, 2025, $1,458,976 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended April 30, 2025, 22% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Real Return Fund | 45

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

46 | Allspring Real Return Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR1753 04-25

Allspring Core Bond Fund
Long Form Financial Statements
Annual Report
April 30, 2025

Allspring Core Bond Fund | 1

Portfolio of investments—April 30, 2025
Portfolio of investments

		Value
Investment companies: 100.05%
Affiliated master portfolio: 100.05%
Allspring Core Bond Portfolio		$5,101,205,532
Total investment companies (Cost $5,150,608,995)		5,101,205,532
Total investments in securities (Cost $5,150,608,995)	100.05%	5,101,205,532
Other assets and liabilities, net	(0.05)	(2,559,079)
Total net assets	100.00%	$5,098,646,453
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Value, end of period
Allspring Core Bond Portfolio	96.77%	97.24%	$(12,793,217)	$184,395,398	$7,840,488	$235,324,049	$5,101,205,532
The accompanying notes are an integral part of these financial statements.
2 | Allspring Core Bond Fund

Statement of assets and liabilities—April 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $5,150,608,995)	$5,101,205,532
Receivable for Fund shares sold	3,787,006
Receivable from manager	191,483
Prepaid expenses and other assets	162,800
Total assets	5,105,346,821
Liabilities
Payable for Fund shares redeemed	4,008,256
Dividends payable	2,221,686
Administration fees payable	282,404
Shareholder servicing fees payable	104,073
Distribution fee payable	4,269
Accrued expenses and other liabilities	79,680
Total liabilities	6,700,368
Total net assets	$5,098,646,453
Net assets consist of
Paid-in capital	$5,854,113,978
Total distributable loss	(755,467,525)
Total net assets	$5,098,646,453
Computation of net asset value and offering price per share
Net assets–Class A	$297,113,797
Shares outstanding–Class A1	26,113,242
Net asset value per share–Class A	$11.38
Maximum offering price per share – Class A2	$11.92
Net assets–Class C	$7,161,054
Shares outstanding–Class C1	636,117
Net asset value per share–Class C	$11.26
Net assets–Class R6	$1,761,819,060
Shares outstanding–Class R6[1]	159,030,552
Net asset value per share–Class R6	$11.08
Net assets–Administrator Class	$207,344,506
Shares outstanding–Administrator Class[1]	18,696,352
Net asset value per share–Administrator Class	$11.09
Net assets–Institutional Class	$2,825,208,036
Shares outstanding–Institutional Class[1]	255,089,811
Net asset value per share–Institutional Class	$11.08
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 3

Statement of operations—year ended April 30, 2025
Statement of operations
Investment income
Interest allocated from affiliated Master Portfolio	$235,324,049
Affiliated income allocated from affiliated Master Portfolio	7,840,488
Expenses allocated from affiliated Master Portfolio	(18,142,764)
Waivers allocated from affiliated Master Portfolio	1,262,058
Total investment income	226,283,831
Expenses
Management fee	2,541,306
Administration fees
Class A	431,405
Class C	10,528
Class R6	507,779
Administrator Class	209,490
Institutional Class	2,327,181
Shareholder servicing fees
Class A	719,008
Class C	17,547
Administrator Class	520,576
Distribution fee
Class C	52,641
Custody and accounting fees	112,492
Professional fees	46,858
Registration fees	183,000
Shareholder report expenses	192,501
Trustees’ fees and expenses	45,806
Other fees and expenses	90,314
Total expenses	8,008,432
Less: Fee waivers and/or expense reimbursements
Fund-level	(4,759,436)
Class A	(48,394)
Class C	(7)
Administrator Class	(3,487)
Net expenses	3,197,108
Net investment income	223,086,723
Realized and unrealized gains (losses) on investments
Net realized losses on investments allocated from affiliated Master Portfolio	(12,793,217)
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	184,395,398
Net realized and unrealized gains (losses) on investments	171,602,181
Net increase in net assets resulting from operations	$394,688,904
The accompanying notes are an integral part of these financial statements.
4 | Allspring Core Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended April 30, 2025		Year ended April 30, 2024[1]		Year ended May 31, 2023
Operations
Net investment income		$223,086,723		$176,180,306		$129,513,108
Net realized losses on investments		(12,793,217)		(182,272,819)		(312,035,594)
Net change in unrealized gains (losses) on investments		184,395,398		7,473,247		85,016,436
Net increase (decrease) in net assets resulting from operations		394,688,904		1,380,734		(97,506,050)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(11,741,556)		(9,712,170)		(7,675,142)
Class C		(232,490)		(201,046)		(131,223)
Class R		N/A		(2,333)[2]		(34,090)
Class R4		N/A		(1,594)[2]		(48,723)
Class R6		(75,079,282)		(57,542,491)		(44,157,011)
Administrator Class		(8,618,798)		(4,826,674)		(2,554,745)
Institutional Class		(127,539,841)		(106,334,309)		(74,306,035)
Total distributions to shareholders		(223,211,967)		(178,620,617)		(128,906,969)
Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	4,661,696	52,933,029	3,775,381	42,217,288	3,547,996	40,597,860
Class C	219,232	2,462,892	230,161	2,548,056	203,641	2,319,261
Class R	N/A	N/A	2,735 [2]	30,355 [2]	9,751	109,924
Class R4	N/A	N/A	247 [2]	2,744 [2]	81,024	891,840
Class R6	60,922,007	673,617,154	41,123,495	447,263,936	48,253,518	536,236,583
Administrator Class	4,618,240	51,100,653	13,960,930	151,000,798	1,484,991	16,856,217
Institutional Class	82,262,885	907,263,665	94,350,577	1,027,044,433	95,825,733	1,072,136,843
		1,687,377,393		1,670,107,610		1,669,148,528
Reinvestment of distributions
Class A	975,694	11,081,103	814,015	9,094,710	629,058	7,205,833
Class C	20,637	231,858	18,095	200,099	11,516	130,427
Class R	N/A	N/A	0 [2]	0 [2]	2,140	23,904
Class R4	N/A	N/A	0 [2]	0 [2]	4,370	48,723
Class R6	4,570,905	50,549,524	3,607,558	39,257,749	3,183,589	35,516,927
Administrator Class	772,973	8,556,931	434,982	4,743,442	207,042	2,323,885
Institutional Class	11,359,176	125,539,412	9,600,161	104,449,143	6,456,679	72,012,292
		195,958,828		157,745,143		117,261,991
Payment for shares redeemed
Class A	(4,198,271)	(47,504,128)	(4,012,900)	(44,818,619)	(7,212,437)	(82,273,020)
Class C	(260,024)	(2,915,168)	(199,174)	(2,203,392)	(264,946)	(3,003,853)
Class R	N/A	N/A	(2,903)[2]	(32,239)[2]	(17,679)	(198,692)
Class R4	N/A	N/A	(2,032)[2]	(22,570)[2]	(144,850)	(1,619,238)
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
2 For the period from June 1, 2023 to June 16, 2023
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 5

Statement of changes in net assets
Statement of changes in net assets
	Year ended April 30, 2025		Year ended April 30, 2024[1]		Year ended May 31, 2023
	Shares		Shares		Shares
Class R6	(46,100,352)	$(508,992,308)	(37,838,638)	$(411,501,397)	(59,239,090)	$(658,796,705)
Administrator Class	(4,747,749)	(52,641,885)	(2,661,233)	(28,819,058)	(10,522,094)	(119,107,953)
Institutional Class	(106,307,226)	(1,174,928,928)	(73,252,492)	(797,810,765)	(74,572,722)	(831,757,832)
		(1,786,982,417)		(1,285,208,040)		(1,696,757,293)
Share conversions
Class A	0	0	114,873	1,307,735	0	0
Class R	0	0	(117,853)[3]	(1,307,735)[3]	0	0
Class R4	0	0	(72,695)[3]	(806,720)[3]	0	0
Institutional Class	0	0	72,800	806,720	0	0
		0		0		0
Net increase in net assets resulting from capital share transactions		96,353,804		542,644,713		89,653,226
Total increase (decrease) in net assets		267,830,741		365,404,830		(136,759,793)
Net assets
Beginning of period		4,830,815,712		4,465,410,882		4,602,170,675
End of period		$5,098,646,453		$4,830,815,712		$4,465,410,882
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
3 Effective at the close of business on June 16, 2023, Class R and Class R4 shares each became Class A and Institutional Class shares of the Fund, respectively, in a tax free conversion. Shareholders of Class R and Class R4 shares received Class A and Institutional Class shares, respectively, at a value equal to the value of their respective shares immediately prior to the conversion. Class R and Class R4 shares are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Core Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Class A	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$10.99	$11.42	$12.01	$13.43	$14.17	$13.28
Net investment income	0.46 [2]	0.40 [2]	0.31 [2]	0.12	0.12 [2]	0.25
Net realized and unrealized gains (losses) on investments	0.39	(0.43)	(0.59)	(1.30)	(0.06)	0.93
Total from investment operations	0.85	(0.03)	(0.28)	(1.18)	0.06	1.18
Distributions to shareholders from
Net investment income	(0.46)	(0.40)	(0.30)	(0.12)	(0.15)	(0.26)
Net realized gains	0.00	0.00	(0.01)	(0.12)	(0.65)	(0.03)
Total distributions to shareholders	(0.46)	(0.40)	(0.31)	(0.24)	(0.80)	(0.29)
Net asset value, end of period	$11.38	$10.99	$11.42	$12.01	$13.43	$14.17
Total return[3]	7.85%	(0.23)%	(2.33)%	(8.95)%	0.31%	9.03%
Ratios to average net assets (annualized)*
Gross expenses	0.79%	0.79%	0.83%	0.82%	0.82%	0.82%
Net expenses	0.68%	0.70%	0.77%	0.78%	0.78%	0.78%
Net investment income	4.08%	3.88%	2.66%	0.91%	0.87%	1.85%
Supplemental data
Portfolio turnover rate[4]	373%	350%	384%	432%	457%	603%
Net assets, end of period (000s omitted)	$297,114	$271,188	$273,980	$324,431	$370,882	$299,642

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.33%
Year ended April 30, 2024[1]	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 7

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Class C	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$10.87	$11.30	$11.88	$13.29	$14.03	$13.15
Net investment income	0.37 [2]	0.32 [2]	0.22 [2]	0.05	0.03	0.15
Net realized and unrealized gains (losses) on investments	0.39	(0.43)	(0.58)	(1.32)	(0.07)	0.92
Total from investment operations	0.76	(0.11)	(0.36)	(1.27)	(0.04)	1.07
Distributions to shareholders from
Net investment income	(0.37)	(0.32)	(0.21)	(0.02)	(0.05)	(0.16)
Net realized gains	0.00	0.00	(0.01)	(0.12)	(0.65)	(0.03)
Total distributions to shareholders	(0.37)	(0.32)	(0.22)	(0.14)	(0.70)	(0.19)
Net asset value, end of period	$11.26	$10.87	$11.30	$11.88	$13.29	$14.03
Total return[3]	7.07%	(0.96)%	(3.03)%	(9.65)%	(0.45)%	8.22%
Ratios to average net assets (annualized)*
Gross expenses	1.54%	1.54%	1.58%	1.57%	1.57%	1.57%
Net expenses	1.45%	1.45%	1.52%	1.53%	1.53%	1.53%
Net investment income	3.31%	3.13%	1.92%	0.13%	0.16%	1.11%
Supplemental data
Portfolio turnover rate[4]	373%	350%	384%	432%	457%	603%
Net assets, end of period (000s omitted)	$7,161	$7,137	$6,863	$7,806	$13,399	$27,971

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.33%
Year ended April 30, 2024[1]	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
8 | Allspring Core Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Class R6	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$10.70	$11.12	$11.69	$13.08	$13.82	$12.95
Net investment income	0.49 [2]	0.42 [2]	0.34 [2]	0.17	0.18 [2]	0.30
Net realized and unrealized gains (losses) on investments	0.38	(0.41)	(0.56)	(1.27)	(0.06)	0.91
Total from investment operations	0.87	0.01	(0.22)	(1.10)	0.12	1.21
Distributions to shareholders from
Net investment income	(0.49)	(0.43)	(0.34)	(0.17)	(0.21)	(0.31)
Net realized gains	0.00	0.00	(0.01)	(0.12)	(0.65)	(0.03)
Total distributions to shareholders	(0.49)	(0.43)	(0.35)	(0.29)	(0.86)	(0.34)
Net asset value, end of period	$11.08	$10.70	$11.12	$11.69	$13.08	$13.82
Total return[3]	8.23%	0.09%	(1.90)%	(8.61)%	0.70%	9.42%
Ratios to average net assets (annualized)*
Gross expenses	0.42%	0.42%	0.45%	0.44%	0.44%	0.44%
Net expenses	0.33%	0.33%	0.37%	0.37%	0.37%	0.37%
Net investment income	4.43%	4.26%	3.06%	1.32%	1.29%	2.26%
Supplemental data
Portfolio turnover rate[4]	373%	350%	384%	432%	457%	603%
Net assets, end of period (000s omitted)	$1,761,819	$1,494,334	$1,476,551	$1,643,353	$1,978,164	$2,545,332

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.33%
Year ended April 30, 2024[1]	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Administrator Class	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$10.71	$11.13	$11.70	$13.09	$13.83	$12.96
Net investment income	0.45 [2]	0.40 [2]	0.29 [2]	0.13	0.13	0.26
Net realized and unrealized gains (losses) on investments	0.38	(0.42)	(0.55)	(1.27)	(0.06)	0.90
Total from investment operations	0.83	(0.02)	(0.26)	(1.14)	0.07	1.16
Distributions to shareholders from
Net investment income	(0.45)	(0.40)	(0.30)	(0.13)	(0.16)	(0.26)
Net realized gains	0.00	0.00	(0.01)	(0.12)	(0.65)	(0.03)
Total distributions to shareholders	(0.45)	(0.40)	(0.31)	(0.25)	(0.81)	(0.29)
Net asset value, end of period	$11.09	$10.71	$11.13	$11.70	$13.09	$13.83
Total return[3]	7.88%	(0.19)%	(2.22)%	(8.90)%	0.37%	9.14%
Ratios to average net assets (annualized)*
Gross expenses	0.74%	0.74%	0.76%	0.74%	0.76%	0.76%
Net expenses	0.65%	0.65%	0.70%	0.69%	0.70%	0.70%
Net investment income	4.11%	4.00%	2.60%	0.99%	0.95%	1.92%
Supplemental data
Portfolio turnover rate[4]	373%	350%	384%	432%	457%	603%
Net assets, end of period (000s omitted)	$207,345	$193,394	$70,352	$177,305	$214,796	$218,522

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.33%
Year ended April 30, 2024[1]	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Core Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Institutional Class	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$10.70	$11.12	$11.69	$13.07	$13.82	$12.94
Net investment income	0.48 [2]	0.42 [2]	0.34 [2]	0.16	0.17	0.29
Net realized and unrealized gains (losses) on investments	0.38	(0.42)	(0.57)	(1.26)	(0.07)	0.92
Total from investment operations	0.86	0.00	(0.23)	(1.10)	0.10	1.21
Distributions to shareholders from
Net investment income	(0.48)	(0.42)	(0.33)	(0.16)	(0.20)	(0.30)
Net realized gains	0.00	0.00	(0.01)	(0.12)	(0.65)	(0.03)
Total distributions to shareholders	(0.48)	(0.42)	(0.34)	(0.28)	(0.85)	(0.33)
Net asset value, end of period	$11.08	$10.70	$11.12	$11.69	$13.07	$13.82
Total return[3]	8.18%	0.04%	(1.95)%	(8.59)%	0.58%	9.45%
Ratios to average net assets (annualized)*
Gross expenses	0.47%	0.47%	0.50%	0.49%	0.49%	0.49%
Net expenses	0.38%	0.38%	0.41%	0.42%	0.42%	0.42%
Net investment income	4.38%	4.21%	3.05%	1.27%	1.22%	2.21%
Supplemental data
Portfolio turnover rate[4]	373%	350%	384%	432%	457%	603%
Net assets, end of period (000s omitted)	$2,825,208	$2,864,763	$2,635,520	$2,446,260	$2,749,647	$2,365,421

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.33%
Year ended April 30, 2024[1]	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 11

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Bond Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Core Bond Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of April 30, 2025, the Fund owned 97.24% of Allspring Core Bond Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the year ended April 30, 2025 are included in this report and should be read in conjunction with the Fund’s financial statements.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
12 | Allspring Core Bond Fund

Notes to financial statements
As of April 30, 2025, the aggregate cost of all investments for federal income tax purposes was $5,157,988,762 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,192
Gross unrealized losses	(56,786,422)
Net unrealized losses	$(56,783,230)
As of April 30, 2025, the Fund had capital loss carryforwards which consist of $297,480,448 in short-term capital losses $401,247,329 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At April 30, 2025, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation	$5,101,205,532
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement.  Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations.  As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays, generally on a monthly basis,  Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the year ended April 30, 2025, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee, generally paid on a monthly basis, from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Allspring Core Bond Fund | 13

Notes to financial statements
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through August 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.70%
Class C	1.45
Class R6	0.33
Administrator Class	0.65
Institutional Class	0.38
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended April 30, 2025, Allspring Funds Distributor received $7,272 from the sale of Class A shares and $5 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended April 30, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the year ended April 30, 2025 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$17,062,303,247	$2,669,942,392	$17,196,511,596	$2,437,934,842
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended April 30, 2025, there were no borrowings by the Fund under the agreement.
14 | Allspring Core Bond Fund

Notes to financial statements
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended April 30, 2025, eleven months ended April 30, 2024 and year ended May 31, 2023 were as follows:
	Year ended April 30		Year ended May 31,
	2025	2024	2023
Ordinary income	$223,211,967	$178,620,617	$128,906,969
As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized losses	Capital loss carryforward
$2,321,795	$(56,783,230)	$(698,727,777)
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Core Bond Fund | 15

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Core Bond Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of interests held as of April 30, 2025, by correspondence with the transfer agent of the master portfolio. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
June 26, 2025
16 | Allspring Core Bond Fund

Portfolio of investments—April 30, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 45.81%
FHLMC	2.00%	11-1-2030	$3,742,384	$3,586,543
FHLMC	2.00	12-1-2030	1,908,471	1,828,857
FHLMC	2.00	6-1-2040	7,805,205	6,895,405
FHLMC	2.00	7-1-2040	14,705,339	12,990,242
FHLMC	2.00	8-1-2040	8,362,783	7,384,036
FHLMC	2.00	10-1-2040	8,377,498	7,235,616
FHLMC	2.00	11-1-2040	15,578,609	13,455,131
FHLMC	2.00	12-1-2040	2,749,312	2,372,265
FHLMC	2.00	1-1-2041	2,131,984	1,839,608
FHLMC	2.00	2-1-2041	2,183,485	1,882,447
FHLMC	2.00	11-1-2041	4,286,814	3,667,772
FHLMC	2.00	3-1-2042	4,850,075	4,136,088
FHLMC	2.00	2-1-2047	1,948,956	1,562,628
FHLMC	2.00	12-1-2051	1,271,796	1,040,984
FHLMC	2.50	10-1-2032	65,113,817	62,728,519
FHLMC	2.50	4-1-2037	3,423,650	3,209,752
FHLMC	2.50	4-1-2042	1,639,748	1,445,482
FHLMC	2.50	5-1-2042	5,428,200	4,770,032
FHLMC	2.50	6-1-2042	1,983,512	1,748,524
FHLMC	2.50	8-1-2043	4,859,180	4,363,319
FHLMC	2.50	6-1-2046	5,828,612	5,161,619
FHLMC	2.50	9-1-2051	9,125,091	7,713,043
FHLMC	2.50	1-1-2052	56,782,734	47,948,375
FHLMC	2.50	2-1-2052	910,284	763,984
FHLMC	2.50	3-1-2052	3,214,463	2,701,272
FHLMC	3.00	4-1-2040	2,336,087	2,176,500
FHLMC	3.00	3-1-2043	2,022,630	1,840,436
FHLMC	3.00	4-1-2043	2,762,504	2,516,917
FHLMC	3.00	8-1-2043	4,282,854	3,896,780
FHLMC	3.00	2-1-2045	6,636,925	5,967,472
FHLMC	3.00	4-1-2045	10,415,597	9,457,257
FHLMC	3.00	5-1-2045	3,498,846	3,125,309
FHLMC	3.00	9-1-2046	4,930,427	4,390,626
FHLMC	3.00	5-1-2049	2,769,782	2,463,184
FHLMC	3.00	11-1-2049	3,297,053	2,929,356
FHLMC	3.00	5-1-2043	6,762,689	6,169,973
FHLMC	3.00	1-1-2046	3,335,353	3,045,607
FHLMC	3.00	2-1-2047	1,347,354	1,228,415
FHLMC	3.00	4-1-2047	20,652,308	18,348,439
FHLMC	4.00	3-1-2050	9,245,483	8,767,177
FHLMC	4.50	6-1-2039	134,372	134,203
FHLMC	4.50	7-1-2039	155,075	154,889
FHLMC	5.50	4-1-2054	12,775,034	12,752,586
FHLMC	5.50	5-1-2054	6,476,520	6,466,807
FHLMC	5.50	12-1-2054	2,531,709	2,582,784
FHLMC	6.00	7-1-2054	4,276,763	4,431,568
FHLMC	6.00	9-1-2054	32,904,049	34,108,033
FHLMC	6.00	10-1-2054	5,666,818	5,874,743
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 17

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC	6.00%	12-1-2054	$3,887,088	$4,037,885
FHLMC	6.50	9-1-2054	13,171,047	13,852,059
FHLMC	6.50	10-1-2054	3,879,702	4,093,990
FHLMC	6.50	11-1-2054	1,006,951	1,057,855
FHLMC	6.50	1-1-2055	2,589,179	2,725,040
FHLMC	6.50	2-1-2055	2,207,728	2,323,572
FHLMC	6.50	3-1-2055	2,288,057	2,409,520
FHLMC STRIPS Series 264 Class 30	3.00	7-15-2042	4,450,298	4,090,566
FHLMC STRIPS Series 271 Class F5 (30 Day Average U.S. SOFR+0.61%)±	4.96	8-15-2042	1,351,071	1,328,399
FHLMC STRIPS Series 272 Class F1 (30 Day Average U.S. SOFR+0.61%)±	4.96	8-15-2042	2,084,451	2,049,581
FHLMC STRIPS Series 280 Class F1 (30 Day Average U.S. SOFR+0.61%)±	4.96	9-15-2042	2,123,520	2,087,814
FHLMC (30 Day Average U.S. SOFR+2.14%)±	3.95	8-1-2052	2,723,040	2,622,126
FHLMC (30 Day Average U.S. SOFR+2.31%)±	4.22	5-1-2053	7,859,903	7,785,096
FHLMC (30 Day Average U.S. SOFR+2.35%)±	4.62	3-1-2053	6,310,075	6,188,400
FHLMC (RFUCCT1Y+1.62%)±	3.11	2-1-2050	3,098,249	3,090,492
FHLMC (RFUCCT1Y+1.64%)±	4.66	11-1-2048	1,808,291	1,877,842
FHLMC Series 1897 Class K	7.00	9-15-2026	16	16
FHLMC Series 326 Class F2 (30 Day Average U.S. SOFR+0.66%)±	5.01	3-15-2044	1,956,023	1,948,667
FHLMC Series 3693 Class FC (30 Day Average U.S. SOFR+0.61%)±	4.96	7-15-2040	1,646,944	1,631,668
FHLMC Series 3919 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.96	9-15-2041	1,583,690	1,567,892
FHLMC Series 3958 Class AF (30 Day Average U.S. SOFR+0.56%)±	4.91	11-15-2041	1,484,065	1,467,235
FHLMC Series 3975 Class FA (30 Day Average U.S. SOFR+0.60%)±	4.95	12-15-2041	1,388,777	1,374,876
FHLMC Series 3990 Class FG (30 Day Average U.S. SOFR+0.56%)±	4.91	1-15-2042	1,738,050	1,717,735
FHLMC Series 4059 Class FP (30 Day Average U.S. SOFR+0.56%)±	4.91	6-15-2042	1,962,517	1,936,752
FHLMC Series 4091 Class BX	3.25	10-15-2041	2,318,659	2,172,999
FHLMC Series 4091 Class MX	3.25	2-15-2042	1,825,945	1,702,951
FHLMC Series 4091 Class EX	3.38	7-15-2042	1,428,373	1,341,547
FHLMC Series 4091 Class FN (30 Day Average U.S. SOFR+0.51%)±	4.86	8-15-2042	1,456,115	1,432,491
FHLMC Series 4117 Class HB	2.50	10-15-2042	1,552,800	1,382,202
FHLMC Series 4122 Class FP (30 Day Average U.S. SOFR+0.51%)±	4.86	10-15-2042	2,658,724	2,607,506
FHLMC Series 4160 Class HP	2.50	1-15-2033	1,696,951	1,629,273
FHLMC Series 4184 Class FN (30 Day Average U.S. SOFR+0.46%)±	4.81	3-15-2043	1,191,639	1,170,626
FHLMC Series 4205 Class PA	1.75	5-15-2043	1,367,004	1,175,840
FHLMC Series 4240 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.96	8-15-2043	3,829,225	3,760,599
FHLMC Series 4273 Class PF (30 Day Average U.S. SOFR+0.51%)±	4.86	11-15-2043	1,657,825	1,645,826
FHLMC Series 4281 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.86	12-15-2043	705,084	698,111
FHLMC Series 4286 Class VF (30 Day Average U.S. SOFR+0.56%)±	4.91	12-15-2043	3,052,713	2,999,749
The accompanying notes are an integral part of these financial statements.
18 | Allspring Core Bond Portfolio

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 4303 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.81%	2-15-2044	$1,265,461	$1,241,100
FHLMC Series 4427 Class CE	3.00	2-15-2034	472,331	465,750
FHLMC Series 4446 Class CP	2.25	3-15-2045	1,732,112	1,538,072
FHLMC Series 4527 Class GA	3.00	2-15-2044	3,363,075	3,233,127
FHLMC Series 4533 Class AB	3.00	6-15-2044	4,517,285	4,350,110
FHLMC Series 4544 Class P	2.50	1-15-2046	10,080,714	8,833,061
FHLMC Series 4582 Class HA	3.00	9-15-2045	7,014,599	6,666,776
FHLMC Series 4587 Class AF (30 Day Average U.S. SOFR+0.46%)±	4.81	6-15-2046	2,180,281	2,162,880
FHLMC Series 4604 Class FB (30 Day Average U.S. SOFR+0.51%)±	4.86	8-15-2046	4,062,720	4,022,162
FHLMC Series 4611 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.86	6-15-2041	15,474,456	15,321,906
FHLMC Series 4620 Class LF (30 Day Average U.S. SOFR+0.51%)±	4.86	10-15-2046	2,229,188	2,199,489
FHLMC Series 4628 Class KF (30 Day Average U.S. SOFR+0.61%)±	4.96	1-15-2055	2,181,537	2,132,273
FHLMC Series 4709 Class FA (30 Day Average U.S. SOFR+0.41%)±	4.76	8-15-2047	1,626,863	1,595,730
FHLMC Series 4719 Class LM	3.00	9-15-2047	1,529,495	1,369,975
FHLMC Series 4719 Class LA	3.50	9-15-2047	2,033,268	1,883,260
FHLMC Series 4742 Class PA	3.00	10-15-2047	3,214,158	2,945,366
FHLMC Series 4753 Class BD	3.00	1-15-2048	1,882,885	1,696,322
FHLMC Series 4826 Class KF (30 Day Average U.S. SOFR+0.41%)±	4.76	9-15-2048	1,230,519	1,198,190
FHLMC Series 4854 Class FB (30 Day Average U.S. SOFR+0.41%)±	4.76	1-15-2049	4,227,711	4,177,838
FHLMC Series 4857 Class JA	3.35	1-15-2049	5,984,825	5,724,123
FHLMC Series 4880 Class DA	3.00	5-15-2050	2,722,123	2,504,894
FHLMC Series 4903 Class NF (30 Day Average U.S. SOFR+0.51%)±	4.87	8-25-2049	1,238,248	1,212,543
FHLMC Series 4927 Class BG	3.00	11-25-2049	2,746,936	2,540,139
FHLMC Series 4937 Class MD	2.50	10-25-2049	2,865,445	2,548,912
FHLMC Series 4940 Class AG	3.00	5-15-2040	1,835,896	1,739,939
FHLMC Series 4941 Class GA	2.00	12-15-2047	1,578,692	1,328,230
FHLMC Series 4954 Class LB	2.50	2-25-2050	1,388,994	1,221,840
FHLMC Series 4957 Class MY	3.00	2-25-2050	1,883,000	1,561,166
FHLMC Series 4988 Class KF (30 Day Average U.S. SOFR+0.46%)±	4.82	7-25-2050	2,473,681	2,445,912
FHLMC Series 4993 Class KF (30 Day Average U.S. SOFR+0.56%)±	4.92	7-25-2050	11,547,196	11,081,923
FHLMC Series 5004 Class FM (30 Day Average U.S. SOFR+0.46%)±	4.82	8-25-2050	2,314,214	2,202,310
FHLMC Series 5020 Class ET	3.50	10-25-2050	2,484,511	2,283,241
FHLMC Series 5058 Class BC	5.00	11-25-2050	1,851,687	1,829,450
FHLMC Series 5091 Class AB	1.50	3-25-2051	4,925,108	3,995,432
FHLMC Series 5092 Class HE	2.00	2-25-2051	3,015,823	2,494,224
FHLMC Series 5114 Class AD	1.50	8-25-2047	12,490,234	10,813,908
FHLMC Series 5116 Class PB	2.25	2-25-2051	3,051,750	2,688,070
FHLMC Series 5118 Class CA	1.50	10-15-2033	2,577,228	2,377,352
FHLMC Series 5119 Class AB	1.50	8-25-2049	2,911,164	2,322,799
FHLMC Series 5119 Class QF (30 Day Average U.S. SOFR+0.20%)±	4.55	6-25-2051	3,410,562	3,183,394
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 19

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 5178 Class TP	2.50%	4-25-2049	$3,870,291	$3,435,473
FHLMC Series 5182 Class M	2.50	5-25-2049	2,245,323	2,029,339
FHLMC Series 5201 Class CA	2.50	7-25-2048	3,186,696	2,922,652
FHLMC Series 5202 Class BH	2.00	12-25-2047	1,761,498	1,625,085
FHLMC Series 5202 Class KA	2.50	6-25-2049	2,920,332	2,620,893
FHLMC Series 5202 Class TA	2.50	12-25-2048	5,364,996	4,937,296
FHLMC Series 5206 Class CD	3.50	5-25-2049	3,480,054	3,252,371
FHLMC Series 5207 Class PA	3.00	6-25-2051	3,887,048	3,483,834
FHLMC Series 5209 Class EA	3.00	8-25-2050	2,856,673	2,627,374
FHLMC Series 5209 Class EJ	3.00	8-25-2050	2,856,673	2,627,374
FHLMC Series 5210 Class DC	3.00	9-25-2051	2,845,556	2,663,711
FHLMC Series 5217 Class CD	2.50	7-25-2049	2,604,315	2,425,299
FHLMC Series 5220 Class QK	3.50	9-25-2050	5,348,639	5,118,824
FHLMC Series 5228 Class TN	3.50	7-25-2039	2,566,254	2,463,592
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	5.16	10-15-2039	5,012,522	5,019,051
FHLMC Series 5338 Class FH (30 Day Average U.S. SOFR+0.41%)±	4.76	4-15-2045	4,529,625	4,420,618
FHLMC Series 5396 Class HF (30 Day Average U.S. SOFR+0.95%)±	5.30	4-25-2054	6,350,522	6,380,169
FHLMC Series 5399 Class FB (30 Day Average U.S. SOFR+0.90%)±	5.25	4-25-2054	4,159,556	4,152,011
FHLMC Series 5410 Class JY	3.00	3-15-2044	3,133,266	2,704,646
FHLMC Series 5451 Class FD (30 Day Average U.S. SOFR+0.51%)±	4.86	1-15-2044	2,445,667	2,404,057
FHLMC Series 5452 Class KY	3.00	3-15-2044	3,353,681	2,916,479
FNMA	2.00	10-1-2030	1,581,559	1,516,479
FNMA	2.00	12-1-2030	1,824,722	1,748,712
FNMA	2.00	2-1-2031	8,814,790	8,433,638
FNMA	2.00	3-1-2031	3,453,973	3,304,787
FNMA	2.00	6-1-2040	2,628,940	2,323,272
FNMA	2.00	7-1-2040	7,934,370	6,817,140
FNMA	2.00	8-1-2040	20,053,009	17,706,233
FNMA	2.00	9-1-2040	8,950,772	7,900,034
FNMA	2.00	10-1-2040	13,526,973	11,933,854
FNMA	2.00	11-1-2040	7,813,700	6,892,058
FNMA	2.00	12-1-2040	18,490,217	15,969,914
FNMA	2.00	4-1-2041	3,300,562	2,843,979
FNMA	2.00	10-1-2041	6,002,205	5,164,674
FNMA	2.00	11-1-2041	2,010,098	1,726,267
FNMA	2.00	4-1-2042	3,167,006	2,716,054
FNMA	2.00	5-1-2042	5,294,720	4,477,519
FNMA	2.00	4-1-2046	9,742,853	8,008,260
FNMA	2.00	1-1-2047	1,803,715	1,478,610
FNMA	2.00	3-1-2047	12,986,434	10,620,514
FNMA%%	2.00	5-13-2055	17,800,000	14,114,675
FNMA	2.50	5-1-2037	3,674,113	3,431,282
FNMA	2.50	12-1-2040	5,468,439	4,929,657
FNMA	2.50	5-1-2041	6,021,801	5,318,013
The accompanying notes are an integral part of these financial statements.
20 | Allspring Core Bond Portfolio

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	2.50%	8-1-2041	$3,245,172	$2,864,184
FNMA	2.50	2-1-2042	3,319,405	2,969,332
FNMA	2.50	5-1-2042	4,473,395	3,943,436
FNMA	2.50	6-1-2042	4,035,332	3,557,272
FNMA	2.50	12-1-2047	8,065,026	7,254,435
FNMA	2.50	10-1-2050	5,379,772	4,552,700
FNMA	2.50	11-1-2050	2,349,095	1,986,236
FNMA	2.50	6-1-2051	5,566,677	4,688,690
FNMA	2.50	3-1-2052	8,397,628	7,067,630
FNMA	3.00	5-1-2040	5,393,050	5,021,075
FNMA	3.00	11-1-2042	2,882,978	2,628,636
FNMA	3.00	1-1-2043	2,983,504	2,739,812
FNMA	3.00	2-1-2043	14,519,632	12,897,171
FNMA	3.00	7-1-2043	2,356,852	2,137,231
FNMA	3.00	8-1-2043	3,219,446	2,919,444
FNMA	3.00	9-1-2043	2,419,530	2,206,195
FNMA	3.00	12-1-2043	3,026,464	2,744,240
FNMA	3.00	1-1-2044	4,150,459	3,802,100
FNMA	3.00	2-1-2044	3,085,449	2,803,482
FNMA	3.00	2-1-2045	4,955,030	4,505,157
FNMA	3.00	3-1-2045	8,901,518	7,972,383
FNMA	3.00	10-1-2046	11,440,265	10,249,457
FNMA	3.00	11-1-2046	9,239,669	8,207,762
FNMA	3.00	12-1-2046	12,760,696	11,328,090
FNMA	3.00	2-1-2047	33,047,966	30,011,491
FNMA	3.00	9-1-2047	1,490,308	1,326,125
FNMA	3.00	2-1-2048	2,140,446	1,904,982
FNMA	3.00	4-1-2048	10,168,954	9,233,310
FNMA	3.00	8-1-2048	5,734,400	5,155,231
FNMA	3.00	12-1-2048	5,956,610	5,282,431
FNMA	3.00	1-1-2049	9,574,396	8,634,447
FNMA	3.00	10-1-2049	38,032,316	34,556,620
FNMA	3.00	2-1-2050	55,075,064	49,099,618
FNMA	3.00	5-1-2050	10,998,985	9,954,780
FNMA	3.00	7-1-2050	22,865,514	20,231,662
FNMA%%	3.00	2-25-2052	300,000	260,311
FNMA	3.00	4-1-2052	12,702,645	11,186,167
FNMA	3.00	7-1-2052	2,237,802	2,024,021
FNMA	3.00	10-1-2052	16,081,735	14,096,203
FNMA	3.00	2-1-2055	1,657,902	1,452,704
FNMA	3.00	7-1-2060	21,854,435	19,025,099
FNMA	3.00	8-1-2042	2,097,355	1,912,330
FNMA	3.50	6-1-2042	2,017,218	1,901,802
FNMA	3.50	1-1-2044	1,155,664	1,086,502
FNMA	4.00	1-1-2027	1,142,693	1,137,198
FNMA	4.00	3-1-2035	3,488,959	3,471,333
FNMA	4.00	9-1-2045	436,995	417,678
FNMA	4.00	1-1-2046	3,312,556	3,164,076
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 21

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	4.00%	3-1-2047	$1,376,135	$1,315,534
FNMA	4.00	4-1-2047	339,472	323,058
FNMA	4.00	10-1-2047	383,187	364,658
FNMA	4.00	7-1-2048	10,923,264	10,401,239
FNMA	4.00	12-1-2048	1,725,178	1,641,180
FNMA	4.50	3-1-2043	1,859,261	1,842,459
FNMA	4.50	10-1-2045	2,946,873	2,885,002
FNMA	4.50	2-1-2046	85,844	83,740
FNMA	4.50	7-1-2048	2,842,464	2,789,857
FNMA	4.50	11-1-2048	1,176,698	1,154,471
FNMA	5.50	12-1-2053	9,234,762	9,223,295
FNMA	5.50	2-1-2054	49,025,584	48,977,292
FNMA	5.50	3-1-2054	10,856,888	10,837,810
FNMA%%	5.50	6-15-2054	53,000,000	52,850,389
FNMA	5.50	7-1-2054	4,828,029	4,895,348
FNMA	5.50	9-1-2054	11,371,436	11,353,796
FNMA	5.50	10-1-2054	7,229,152	7,343,743
FNMA	5.50	11-1-2054	7,621,996	7,742,818
FNMA	5.50	12-1-2054	7,331,250	7,447,463
FNMA	5.50	1-1-2055	10,188,095	10,352,324
FNMA%%	5.50	5-15-2055	94,800,000	94,595,348
FNMA	6.00	12-1-2053	2,441,171	2,514,896
FNMA	6.00	6-1-2054	3,799,299	3,941,998
FNMA	6.00	7-1-2054	4,418,530	4,589,931
FNMA	6.00	9-1-2054	50,396,955	51,488,736
FNMA	6.00	10-1-2054	9,898,724	10,118,902
FNMA	6.00	11-1-2054	8,193,139	8,496,644
FNMA	6.00	12-1-2054	2,585,290	2,685,565
FNMA	6.00	1-1-2055	11,470,061	11,874,244
FNMA	6.00	4-1-2055	30,840,550	31,370,159
FNMA%%	6.00	5-15-2055	46,300,000	46,967,238
FNMA	6.50	12-1-2053	2,759,755	2,923,775
FNMA	6.50	9-1-2054	4,424,781	4,662,369
FNMA	6.50	10-1-2054	4,092,661	4,315,708
FNMA	6.50	3-1-2055	3,116,611	3,283,967
FNMA Interest STRIPS Series 414 Class A35	3.50	10-25-2042	3,843,831	3,625,226
FNMA Principal STRIPS¤	0.00	11-15-2030	18,777,000	15,046,546
FNMA (30 Day Average U.S. SOFR+2.12%)±	3.94	8-1-2052	1,896,787	1,832,099
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.07	7-1-2052	4,038,338	3,918,153
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.11	9-1-2052	3,547,874	3,521,713
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.61	8-1-2052	4,254,771	4,195,676
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.12	10-1-2052	9,272,047	9,202,612
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.15	11-1-2052	2,999,849	2,976,914
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.36	7-1-2052	4,761,591	4,722,068
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.60	8-1-2052	5,342,354	5,324,426
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.65	8-1-2052	2,628,829	2,623,018
FNMA (30 Day Average U.S. SOFR+2.31%)±	4.97	5-1-2055	4,310,788	4,300,554
FNMA (30 Day Average U.S. SOFR+2.33%)±	4.53	4-1-2053	15,498,098	15,205,186
The accompanying notes are an integral part of these financial statements.
22 | Allspring Core Bond Portfolio

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT1Y+1.60%)±	6.03%	3-1-2050	$3,419,273	$3,553,078
FNMA (RFUCCT1Y+1.61%)±	2.77	6-1-2050	1,900,160	1,824,748
FNMA Series 2010-107 Class FB (30 Day Average U.S. SOFR+0.52%)±	4.88	9-25-2040	1,154,958	1,140,816
FNMA Series 2011-111 Class DB	4.00	11-25-2041	2,441,869	2,363,763
FNMA Series 2011-117 Class AF (30 Day Average U.S. SOFR+0.56%)±	4.92	11-25-2041	1,027,341	1,015,462
FNMA Series 2011-117 Class FA (30 Day Average U.S. SOFR+0.56%)±	4.92	11-25-2041	3,174,543	3,138,638
FNMA Series 2011-127 Class FC (30 Day Average U.S. SOFR+0.56%)±	4.92	12-25-2041	1,468,531	1,449,384
FNMA Series 2011-142 Class EF (30 Day Average U.S. SOFR+0.61%)±	4.97	1-25-2042	1,639,224	1,621,721
FNMA Series 2011-55 Class FH (30 Day Average U.S. SOFR+0.55%)±	4.91	6-25-2041	1,184,258	1,176,799
FNMA Series 2012-106 Class FA (30 Day Average U.S. SOFR+0.45%)±	4.81	10-25-2042	990,143	973,368
FNMA Series 2012-12 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.97	2-25-2042	1,465,115	1,449,148
FNMA Series 2012-133 Class JF (30 Day Average U.S. SOFR+0.46%)±	4.82	12-25-2042	1,716,605	1,678,225
FNMA Series 2012-151 Class NX	1.50	1-25-2043	1,507,381	1,292,782
FNMA Series 2012-47 Class JF (30 Day Average U.S. SOFR+0.61%)±	4.97	5-25-2042	1,955,175	1,933,731
FNMA Series 2013-11 Class AP	1.50	1-25-2043	4,233,287	3,903,695
FNMA Series 2013-15 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.82	3-25-2043	2,062,627	2,016,974
FNMA Series 2013-43 Class BP	1.75	5-25-2043	1,852,059	1,595,982
FNMA Series 2013-49 Class AP	1.75	5-25-2043	1,338,078	1,130,565
FNMA Series 2014-17 Class DY	3.50	4-25-2044	3,273,000	3,013,568
FNMA Series 2014-25 Class EL	3.00	5-25-2044	1,992,081	1,840,488
FNMA Series 2014-74 Class FC (30 Day Average U.S. SOFR+0.51%)±	4.87	11-25-2044	1,659,778	1,627,627
FNMA Series 2015-26 Class GF (30 Day Average U.S. SOFR+0.41%)±	4.77	5-25-2045	3,021,372	2,950,197
FNMA Series 2015-32 Class FA (30 Day Average U.S. SOFR+0.41%)±	4.77	5-25-2045	1,911,059	1,860,332
FNMA Series 2015-48 Class FB (30 Day Average U.S. SOFR+0.41%)±	4.77	7-25-2045	2,264,421	2,205,419
FNMA Series 2015-72 Class GL	3.00	10-25-2045	1,638,044	1,420,351
FNMA Series 2015-8 Class AP	2.00	3-25-2045	3,803,110	3,415,109
FNMA Series 2015-84 Class PA	1.70	8-25-2033	2,935,421	2,759,574
FNMA Series 2016-11 Class CF (30 Day Average U.S. SOFR+0.46%)±	4.82	3-25-2046	1,134,733	1,122,201
FNMA Series 2016-11 Class FG (30 Day Average U.S. SOFR+0.46%)±	4.82	3-25-2046	1,549,848	1,527,659
FNMA Series 2016-19 Class FD (30 Day Average U.S. SOFR+0.51%)±	4.87	4-25-2046	6,712,311	6,656,121
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 23

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2016-22 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.87%	4-25-2046	$2,938,461	$2,890,535
FNMA Series 2016-22 Class FG (30 Day Average U.S. SOFR+0.51%)±	4.87	4-25-2046	2,551,663	2,509,020
FNMA Series 2016-48 Class MA	2.00	6-25-2038	5,105,623	4,771,746
FNMA Series 2016-57 Class PC	1.75	6-25-2046	12,329,712	10,525,526
FNMA Series 2016-61 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.87	9-25-2046	733,628	728,109
FNMA Series 2016-64 Class BC	1.75	9-25-2046	2,903,591	2,710,440
FNMA Series 2016-69 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.87	10-25-2046	2,377,645	2,345,872
FNMA Series 2016-75 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.87	10-25-2046	1,837,590	1,818,653
FNMA Series 2016-78 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.87	3-25-2044	1,204,671	1,187,284
FNMA Series 2016-79 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.87	11-25-2046	1,827,672	1,804,574
FNMA Series 2016-82 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.87	11-25-2046	4,099,565	4,053,493
FNMA Series 2016-82 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.87	11-25-2046	3,737,640	3,679,002
FNMA Series 2016-84 Class FB (30 Day Average U.S. SOFR+0.51%)±	4.87	11-25-2046	1,775,901	1,747,207
FNMA Series 2016-86 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.87	11-25-2046	4,633,126	4,585,751
FNMA Series 2016-88 Class CF (30 Day Average U.S. SOFR+0.56%)±	4.92	12-25-2046	3,147,874	3,106,227
FNMA Series 2016-91 Class AF (30 Day Average U.S. SOFR+0.51%)±	4.87	12-25-2046	1,672,156	1,654,106
FNMA Series 2017-11 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.87	3-25-2047	778,523	769,527
FNMA Series 2017-113 Class FB (30 Day Average U.S. SOFR+0.36%)±	4.72	1-25-2048	786,461	774,392
FNMA Series 2017-12 Class FD (30 Day Average U.S. SOFR+0.51%)±	4.87	3-25-2047	1,900,311	1,874,235
FNMA Series 2017-13 Class PA	3.00	8-25-2046	1,684,757	1,571,338
FNMA Series 2017-23 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.87	4-25-2047	2,057,549	2,037,855
FNMA Series 2017-24 Class PG	2.63	4-25-2047	6,814,721	5,963,642
FNMA Series 2017-26 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.82	4-25-2047	4,858,526	4,793,307
FNMA Series 2017-35 Class MC	2.63	12-25-2044	1,612,830	1,563,114
FNMA Series 2017-82 Class FE (30 Day Average U.S. SOFR+0.36%)±	4.72	10-25-2047	1,834,863	1,826,905
FNMA Series 2017-9 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.87	3-25-2047	2,204,021	2,175,234
FNMA Series 2017-9 Class DF (30 Day Average U.S. SOFR+0.51%)±	4.87	3-25-2047	1,599,258	1,578,453
The accompanying notes are an integral part of these financial statements.
24 | Allspring Core Bond Portfolio

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2017-9 Class EF (30 Day Average U.S. SOFR+0.51%)±	4.87%	3-25-2047	$848,539	$839,858
FNMA Series 2017-96 Class FB (30 Day Average U.S. SOFR+0.41%)±	4.77	12-25-2047	2,971,679	2,916,711
FNMA Series 2018-1 Class FA (30 Day Average U.S. SOFR+0.36%)±	4.72	2-25-2048	1,292,910	1,276,719
FNMA Series 2018-14 Class KC	3.00	3-25-2048	1,900,332	1,813,478
FNMA Series 2018-36 Class FD (30 Day Average U.S. SOFR+0.36%)±	4.72	6-25-2048	3,948,123	3,894,333
FNMA Series 2018-38 Class MA	3.30	6-25-2048	3,086,489	2,938,396
FNMA Series 2018-45 Class TM	3.00	6-25-2048	2,577,754	2,334,333
FNMA Series 2018-55 Class GA	3.38	8-25-2048	2,434,969	2,315,760
FNMA Series 2018-64 Class A	3.00	9-25-2048	2,144,303	1,881,197
FNMA Series 2018-85 Class EA	3.50	12-25-2048	1,582,234	1,534,733
FNMA Series 2018-86 Class AF (30 Day Average U.S. SOFR+0.41%)±	4.77	12-25-2048	626,733	618,804
FNMA Series 2019-13 Class PE	3.00	3-25-2049	1,573,563	1,424,811
FNMA Series 2019-15 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.97	4-25-2049	1,142,774	1,113,447
FNMA Series 2019-25 Class PA	3.00	5-25-2048	4,350,366	4,068,312
FNMA Series 2019-41 Class FG (30 Day Average U.S. SOFR+0.61%)±	4.97	8-25-2059	3,046,937	2,982,690
FNMA Series 2019-43 Class FC (30 Day Average U.S. SOFR+0.51%)±	4.87	8-25-2049	2,191,578	2,144,532
FNMA Series 2019-67 Class FB (30 Day Average U.S. SOFR+0.56%)±	4.92	11-25-2049	1,207,624	1,182,909
FNMA Series 2019-81 Class LH	3.00	12-25-2049	1,972,716	1,772,525
FNMA Series 2020-45 Class JL	3.00	7-25-2040	3,535,703	3,258,096
FNMA Series 2020-48 Class AB	2.00	7-25-2050	2,768,877	2,385,456
FNMA Series 2020-57 Class LJ	2.00	8-25-2050	11,880,000	8,589,461
FNMA Series 2020-59 Class NC	3.00	8-25-2040	2,673,938	2,469,523
FNMA Series 2020-70 Class AD	1.50	10-25-2050	8,275,878	6,270,833
FNMA Series 2021-27 Class EC	1.50	5-25-2051	8,150,128	6,572,874
FNMA Series 2021-40 Class DW	2.00	6-25-2041	668,980	588,975
FNMA Series 2021-42 Class AC	2.00	2-25-2051	2,472,938	2,146,805
FNMA Series 2021-78 Class ND	1.50	11-25-2051	4,485,953	3,678,007
FNMA Series 2021-84 Class MA	2.00	10-25-2051	2,831,276	2,327,980
FNMA Series 2021-91 Class AB	2.50	9-25-2049	2,977,968	2,637,587
FNMA Series 2021-95 Class CP	1.50	8-25-2051	1,590,621	1,341,861
FNMA Series 2022-11 Class D	3.00	1-25-2050	2,007,172	1,855,475
FNMA Series 2022-18 Class DL	3.25	7-25-2046	4,393,582	4,142,559
FNMA Series 2022-3 Class N	2.00	10-25-2047	8,889,227	7,874,545
FNMA Series 2022-4 Class MH	3.00	9-25-2048	3,395,744	3,178,612
FNMA Series 2022-62 Class KA	3.25	9-25-2052	2,003,193	1,890,103
FNMA Series 2022-89 Class AY	3.00	2-25-2048	3,870,259	3,289,118
FNMA Series 2022-9 Class DJ	3.25	3-25-2049	2,442,301	2,291,246
FNMA Series 2023-14 Class EJ	2.75	4-25-2049	3,202,775	2,973,529
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 25

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2023-37 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.87%	1-25-2050	$4,938,736	$4,839,565
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	5.02	6-25-2040	4,142,647	4,129,822
FNMA Series 2023-38 Class FD (30 Day Average U.S. SOFR+0.86%)±	5.20	10-25-2039	1,352,292	1,345,508
FNMA Series 2024-64 Class KY	3.00	12-25-2043	1,950,398	1,684,593
GNMA	2.50	12-20-2037	3,350,672	3,099,520
GNMA	2.50	6-20-2038	6,291,224	5,811,646
GNMA	2.50	7-20-2050	20,103,428	16,787,648
GNMA	3.00	6-20-2043	3,637,454	3,241,168
GNMA	3.00	8-20-2043	1,092,472	973,664
GNMA	3.00	11-15-2047	9,088,948	8,253,824
GNMA	3.00	10-20-2050	7,777,470	6,915,516
GNMA	4.00	8-20-2052	42,371,793	39,606,273
GNMA	4.50	2-20-2049	2,448,171	2,365,639
GNMA%%	5.50	5-15-2054	18,900,000	18,889,885
GNMA%%	5.50	6-15-2054	25,700,000	25,657,132
GNMA	6.00	1-20-2053	3,866,778	3,967,085
GNMA Series 2010-163 Class NC	4.00	12-20-2040	2,430,809	2,418,004
GNMA Series 2013-152 Class HA	2.50	6-20-2043	2,683,923	2,484,423
GNMA Series 2014-133 Class BP	2.25	9-20-2044	2,287,526	2,056,063
GNMA Series 2014-149 Class KP	2.25	7-16-2044	1,965,649	1,805,628
GNMA Series 2014-181 Class L	3.00	12-20-2044	1,923,408	1,744,520
GNMA Series 2015-144 Class CA	2.50	10-20-2045	2,880,157	2,546,333
GNMA Series 2016-136 Class A	3.00	7-20-2044	1,778,362	1,603,716
GNMA Series 2016-93 Class AB	1.75	7-20-2044	3,546,787	2,918,875
GNMA Series 2016-99 Class TL	2.00	4-16-2044	5,146,234	4,271,299
GNMA Series 2017-139 Class GA	3.00	9-20-2047	6,537,820	5,926,169
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	2,023,974	1,904,249
GNMA Series 2018-65 Class DC	3.50	5-20-2048	2,433,839	2,241,821
GNMA Series 2020-63 Class UD	1.75	4-20-2050	2,096,664	1,730,339
GNMA Series 2021-105 Class P	1.75	6-20-2051	10,065,231	8,141,178
GNMA Series 2021-107 Class DB	1.75	4-20-2051	9,356,470	7,573,716
GNMA Series 2021-135 Class A	2.00	8-20-2051	2,308,271	1,874,081
GNMA Series 2021-160 Class NE	2.00	9-20-2051	17,655,914	14,971,920
GNMA Series 2021-215 Class GA	2.00	12-20-2051	15,251,875	13,241,957
GNMA Series 2021-225 Class YC	2.00	12-20-2051	1,839,755	1,541,788
GNMA Series 2021-24 Class BC	1.25	2-20-2051	3,792,376	2,966,507
GNMA Series 2021-27 Class BD	5.00	2-20-2051	2,195,730	2,181,575
GNMA Series 2021-27 Class CW±±	5.00	2-20-2051	1,372,486	1,363,753
GNMA Series 2021-27 Class NT	5.00	2-20-2051	2,450,543	2,409,842
GNMA Series 2021-27 Class Q	5.00	2-20-2051	2,204,195	2,190,080
GNMA Series 2021-8 Class CY	5.00	1-20-2051	783,372	778,125
GNMA Series 2021-89 Class LK	2.00	5-20-2051	5,525,023	4,707,563
GNMA Series 2021-97 Class QK	2.00	6-20-2051	13,302,910	11,074,808
GNMA Series 2022-107 Class C	2.50	6-20-2051	10,165,593	8,586,415
GNMA Series 2022-138 Class PT	2.50	10-20-2051	14,784,885	12,281,776
The accompanying notes are an integral part of these financial statements.
26 | Allspring Core Bond Portfolio

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2022-153 Class KA	4.00%	12-20-2049	$2,721,709	$2,668,987
GNMA Series 2022-197 Class LF (30 Day Average U.S. SOFR+0.70%)±	5.05	11-20-2052	9,461,405	9,318,837
GNMA Series 2022-205 Class A	2.00	9-20-2051	3,799,859	3,068,088
GNMA Series 2022-24 Class AH	2.50	2-20-2052	994,236	845,471
GNMA Series 2022-31 Class GH	2.50	12-20-2049	6,382,653	5,755,109
GNMA Series 2022-34 Class DN	3.50	9-20-2041	5,342,539	5,024,698
GNMA Series 2022-46 Class LY	3.00	3-20-2052	1,342,000	1,105,318
GNMA Series 2022-5 Class BA	2.00	10-20-2049	12,886,277	10,877,852
GNMA Series 2022-50 Class CA	3.00	3-20-2052	10,071,612	8,982,600
GNMA Series 2022-66 Class CG	3.50	4-20-2052	6,005,264	5,726,953
GNMA Series 2022-78 Class HW	2.50	4-20-2052	2,260,000	1,762,848
GNMA Series 2022-84 Class A	2.50	1-20-2052	3,594,113	3,017,544
GNMA Series 2022-9 Class GA	2.00	1-20-2052	2,680,069	2,204,139
GNMA Series 2023-196 Class E	3.00	9-20-2048	3,786,667	3,594,086
GNMA Series 2023-81 Class YJ	3.50	6-20-2053	13,331,906	11,430,819
GNMA Series 2024-110 Class JC	3.00	9-20-2047	17,907,285	16,898,218
GNMA Series 2024-110 Class JL	3.00	10-20-2049	3,616,000	3,071,172
GNMA Series 2024-184 Class GC	3.50	10-20-2051	21,677,647	20,702,723
GNMA Series 2024-45 Class BD	2.00	3-20-2054	2,380,430	2,179,372
GNMA Series 2025-1 Class GC	3.50	10-20-2051	44,427,457	42,417,044
GNMA Series 2025-7 Class EL	2.50	1-20-2055	1,551,252	1,104,570
Total agency securities (Cost $2,418,379,861)				2,403,086,505
Asset-backed securities: 8.97%
Ally Auto Receivables Trust Series 2022-3 Class A4	5.07	10-16-2028	1,860,000	1,870,727
Ally Auto Receivables Trust Series 2024-2 Class A4	4.14	10-15-2030	2,653,000	2,637,178
American Express Credit Account Master Trust Series 2023-4 Class A	5.15	9-15-2030	11,700,000	12,069,704
American Express Credit Account Master Trust Series 2025-1 Class A	4.56	12-15-2029	15,446,000	15,628,929
AmeriCredit Automobile Receivables Trust Series 2022-2 Class A3	4.38	4-18-2028	823,653	823,014
AmeriCredit Automobile Receivables Trust Series 2023-1 Class A3	5.62	11-18-2027	1,579,083	1,585,660
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81	5-18-2028	3,502,000	3,538,970
BA Credit Card Trust Series 2023-A2 Class A2	4.98	11-15-2028	14,708,000	14,886,362
BA Credit Card Trust Series 2024-A1 Class A	4.93	5-15-2029	6,206,000	6,308,534
CarMax Auto Owner Trust Series 2025-2 Class A3%%	4.48	3-15-2030	8,378,000	8,400,144
Chase Auto Owner Trust Series 2022-AA Class A4144A	3.99	3-27-2028	2,419,000	2,409,650
Chase Issuance Trust Series 2024-A2 Class A	4.72	1-15-2031	18,516,000	18,805,296
College Avenue Student Loans LLC Series 2017-A Class A1 (U.S. SOFR 1 Month+1.76%)144A±	6.09	11-26-2046	888,254	895,249
College Avenue Student Loans LLC Series 2018-A Class A2144A	4.13	12-26-2047	788,486	773,404
College Avenue Student Loans LLC Series 2019-A Class A2144A	3.28	12-28-2048	1,388,446	1,324,476
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93	6-15-2028	12,550,000	12,640,790
Ford Credit Auto Lease Trust Series 2024-A Class A4	5.05	6-15-2027	1,926,000	1,937,400
Ford Credit Auto Lease Trust Series 2025-A Class A3	4.72	6-15-2028	3,193,000	3,212,640
Ford Credit Auto Owner Trust Series 2022-1 Class A144A	3.88	11-15-2034	6,732,000	6,681,014
Ford Credit Auto Owner Trust Series 2022-D Class A4	5.30	3-15-2028	1,673,000	1,692,278
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 27

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Ford Credit Auto Owner Trust Series 2024-D Class A3	4.61%	8-15-2029	$1,992,000	$2,011,581
Ford Credit Auto Owner Trust Series 2025-1 Class A144Aøø	4.86	8-15-2037	13,860,000	14,097,315
Ford Credit Floorplan Master Owner Trust A Series 2024-3 Class A1144A	4.30	9-15-2029	11,200,000	11,207,731
Ford Credit Floorplan Master Owner Trust A Series 2024-4 Class A144A	4.40	9-15-2031	5,075,000	5,065,858
GM Financial Automobile Leasing Trust Series 2023-3 Class A4	5.44	8-20-2027	1,557,000	1,564,826
GM Financial Automobile Leasing Trust Series 2025-1 Class A3	4.66	2-21-2028	3,079,000	3,100,990
GM Financial Revolving Receivables Trust Series 2024-1 Class A144A	4.98	12-11-2036	2,770,000	2,832,295
GM Financial Revolving Receivables Trust Series 2024-2 Class A144A	4.52	3-11-2037	2,817,000	2,832,268
GM Financial Revolving Receivables Trust Series 2025-1 Class A144A	4.64	12-11-2037	18,525,000	18,656,833
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1144A	4.73	11-15-2029	6,751,000	6,823,859
GMF Floorplan Owner Revolving Trust Series 2025-2A Class A144A	4.64	3-15-2030	9,195,000	9,277,858
Honda Auto Receivables Owner Trust Series 2025-2 Class A3%%	4.15	10-15-2029	5,793,000	5,796,168
Honda Auto Receivables Owner Trust Series 2025-2 Class A4%%	4.28	8-15-2031	5,238,000	5,241,274
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3144A	4.83	1-18-2028	3,740,000	3,777,112
Hyundai Auto Lease Securitization Trust Series 2025-B Class A3144A	4.53	4-17-2028	6,992,000	6,997,439
Hyundai Auto Receivables Trust Series 2022-A Class A3	2.22	10-15-2026	813,142	810,239
Hyundai Auto Receivables Trust Series 2022-A Class A4	2.35	4-17-2028	1,708,000	1,686,237
Hyundai Auto Receivables Trust Series 2023-A Class A4	4.48	7-17-2028	3,320,000	3,320,872
Hyundai Auto Receivables Trust Series 2023-B Class A3	5.48	4-17-2028	2,002,355	2,015,855
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A4	5.25	2-15-2029	3,874,000	3,920,667
Mercedes-Benz Auto Receivables Trust Series 2025-1 Class A3	4.78	12-17-2029	3,988,000	4,044,563
Navient Private Education Refinance Loan Trust Series 2018-DA Class A2A144A	4.00	12-15-2059	1,473,413	1,459,262
Navient Private Education Refinance Loan Trust Series 2019-A Class A2A144A	3.42	1-15-2043	878,731	870,394
Navient Private Education Refinance Loan Trust Series 2019-CA Class A2144A	3.13	2-15-2068	958,233	941,799
Navient Private Education Refinance Loan Trust Series 2019-D Class A2A144A	3.01	12-15-2059	3,655,760	3,555,731
Navient Private Education Refinance Loan Trust Series 2019-FA Class A2144A	2.60	8-15-2068	1,871,706	1,804,037
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	2,221,683	2,064,094
Navient Private Education Refinance Loan Trust Series 2021-BA Class A144A	0.94	7-15-2069	871,630	796,174
Navient Private Education Refinance Loan Trust Series 2021-CA Class A144A	1.06	10-15-2069	3,704,194	3,328,106
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	7,678,574	6,760,815
The accompanying notes are an integral part of these financial statements.
28 | Allspring Core Bond Portfolio

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Navient Private Education Refinance Loan Trust Series 2021-FA Class A144A	1.11%	2-18-2070	$3,470,633	$3,089,502
Navient Private Education Refinance Loan Trust Series 2022-A Class A144A	2.23	7-15-2070	2,568,929	2,305,745
Navient Student Loan Trust Series 2021-3A Class A1A144A	1.77	8-25-2070	3,459,759	3,031,641
Nelnet Student Loan Trust Series 2004-4 Class A5 (90 Day Average U.S. SOFR+0.42%)±	4.78	1-25-2037	1,240,541	1,233,931
Nelnet Student Loan Trust Series 2005-1 Class A5 (90 Day Average U.S. SOFR+0.37%)±	4.73	10-25-2033	5,022,551	4,966,878
Nelnet Student Loan Trust Series 2005-2 Class A5 (90 Day Average U.S. SOFR+0.36%)±	4.72	3-23-2037	4,806,969	4,758,549
Nelnet Student Loan Trust Series 2005-3 Class A5 (90 Day Average U.S. SOFR+0.38%)±	4.74	12-24-2035	3,484,934	3,454,221
Nissan Auto Lease Trust Series 2025-A Class A3	4.75	3-15-2028	6,032,000	6,094,570
Nissan Auto Receivables Owner Trust Series 2022-B Class A4	4.45	11-15-2029	2,437,000	2,443,579
PenFed Auto Receivables Owner Trust Series 2022-A Class A4144A	4.18	12-15-2028	1,287,922	1,285,576
Santander Drive Auto Receivables Trust Series 2024-3 Class A3	5.63	1-16-2029	4,490,000	4,520,833
Santander Drive Auto Receivables Trust Series 2025-2 Class A3	4.67	8-15-2029	4,443,000	4,466,534
SBNA Auto Lease Trust Series 2024-C Class A4144A	4.42	3-20-2029	2,530,000	2,528,814
SBNA Auto Lease Trust Series 2024-C Class A3144A	4.56	2-22-2028	3,746,000	3,750,765
SBNA Auto Receivables Trust Series 2024-A Class A4144A	5.21	4-16-2029	1,116,000	1,128,739
SBNA Auto Receivables Trust Series 2024-A Class A3144A	5.32	12-15-2028	2,591,221	2,599,075
SFS Auto Receivables Securitization Trust Series 2024-1A Class A4144A	4.94	1-21-2031	971,000	985,049
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3144A	4.95	5-21-2029	5,724,000	5,758,180
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3144A	5.33	11-20-2029	3,687,000	3,731,943
SMB Private Education Loan Trust Series 2021-A Class APT1144A	1.07	1-15-2053	4,684,747	4,211,440
SoFi Professional Loan Program LLC Series 2017-D Class A2FX144A	2.65	9-25-2040	36,620	36,108
SoFi Professional Loan Program LLC Series 2021-B Class AFX144A	1.14	2-15-2047	2,654,685	2,321,871
Synchrony Card Issuance Trust Series 2025-A1 Class A	4.78	2-15-2031	9,059,000	9,202,110
T-Mobile U.S. Trust Series 2022-1A Class A144A	4.91	5-22-2028	1,472,197	1,472,936
T-Mobile U.S. Trust Series 2024-1A Class A144A	5.05	9-20-2029	5,829,000	5,875,596
T-Mobile U.S. Trust Series 2024-2A Class A144A	4.25	5-21-2029	4,740,000	4,734,286
T-Mobile U.S. Trust Series 2025-1A Class A144A	4.74	11-20-2029	4,502,000	4,557,085
Toyota Auto Receivables Owner Trust Series 2022-D Class A4	5.43	4-17-2028	2,132,000	2,174,014
Toyota Auto Receivables Owner Trust Series 2023-B Class A3	4.71	2-15-2028	4,203,149	4,209,875
Toyota Auto Receivables Owner Trust Series 2023-C Class A3	5.16	4-17-2028	5,998,000	6,031,589
Toyota Auto Receivables Owner Trust Series 2025-B Class A3	4.34	11-15-2029	6,142,000	6,151,597
Toyota Auto Receivables Owner Trust Series 2025-B Class A4	4.49	6-17-2030	3,164,000	3,169,191
Verizon Master Trust Series 2023-1 Class A	4.49	1-22-2029	6,417,000	6,403,517
Verizon Master Trust Series 2023-4 Class A1A	5.16	6-20-2029	11,813,000	11,930,647
Verizon Master Trust Series 2024-1 Class A1A	5.00	12-20-2028	8,712,000	8,736,504
Verizon Master Trust Series 2024-7 Class A144A	4.35	8-20-2032	8,142,000	8,091,231
Verizon Master Trust Series 2025-2 Class A144A	4.94	1-20-2033	10,359,000	10,536,382
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 29

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Verizon Master Trust Series 2025-3 Class A1A	4.51%	3-20-2030	$9,454,000	$9,505,823
Verizon Master Trust Series 2025-4 Class A144A	4.76	3-21-2033	9,454,000	9,542,033
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3	5.02	6-20-2028	5,050,000	5,075,552
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3	4.63	7-20-2029	2,622,000	2,643,218
Volkswagen Auto Loan Enhanced Trust Series 2025-1 Class A4	4.61	7-21-2031	3,438,000	3,472,838
WF Card Issuance Trust Series 2024-A1 Class A	4.94	2-15-2029	11,097,000	11,249,362
WF Card Issuance Trust Series 2024-A2 Class A	4.29	10-15-2029	7,171,000	7,201,920
World Financial Network Credit Card Master Note Trust Series 2024-B Class A	4.62	5-15-2031	3,804,000	3,835,668
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47	2-15-2031	1,339,000	1,369,449
Total asset-backed securities (Cost $471,219,792)				470,659,637
Corporate bonds and notes: 22.00%
Basic materials: 0.44%
Chemicals: 0.12%
Dow Chemical Co.	5.35	3-15-2035	4,661,000	4,529,486
Dow Chemical Co.	5.95	3-15-2055	1,554,000	1,447,761
				5,977,247
Mining: 0.32%
Glencore Funding LLC144A	5.19	4-1-2030	5,414,000	5,481,658
Glencore Funding LLC144A	5.63	4-4-2034	2,100,000	2,100,162
Glencore Funding LLC144A	5.67	4-1-2035	4,899,000	4,886,951
Glencore Funding LLC144A	6.14	4-1-2055	1,837,000	1,779,989
Newmont Corp./Newcrest Finance Pty. Ltd.	5.35	3-15-2034	2,645,000	2,689,024
				16,937,784
Communications: 1.58%
Internet: 0.79%
Alphabet, Inc.%%	4.00	5-15-2030	3,359,000	3,356,750
Alphabet, Inc.%%	4.50	5-15-2035	7,288,000	7,191,536
Alphabet, Inc.%%	5.25	5-15-2055	2,555,000	2,521,826
Alphabet, Inc.%%	5.30	5-15-2065	2,555,000	2,524,277
Meta Platforms, Inc.	4.55	8-15-2031	2,782,000	2,820,041
Meta Platforms, Inc.	4.75	8-15-2034	4,636,000	4,617,316
Meta Platforms, Inc.	5.40	8-15-2054	1,032,000	992,998
Meta Platforms, Inc.	5.55	8-15-2064	4,955,000	4,766,438
Netflix, Inc.	4.90	8-15-2034	3,508,000	3,537,462
Netflix, Inc.	5.40	8-15-2054	3,064,000	2,972,858
Uber Technologies, Inc.	4.80	9-15-2034	4,584,000	4,440,987
Uber Technologies, Inc.	5.35	9-15-2054	2,150,000	1,969,125
				41,711,614
Media: 0.32%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	6-1-2041	918,000	627,373
The accompanying notes are an integral part of these financial statements.
30 | Allspring Core Bond Portfolio

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Media(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50%	3-1-2042	$4,484,000	$3,008,516
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	1,303,000	825,286
Charter Communications Operating LLC/Charter Communications Operating Capital	5.25	4-1-2053	2,194,000	1,734,244
Charter Communications Operating LLC/Charter Communications Operating Capital	5.50	4-1-2063	934,000	733,613
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	4,688,000	4,854,807
Comcast Corp.	2.99	11-1-2063	1,998,000	1,122,090
Comcast Corp.	4.05	11-1-2052	1,721,000	1,283,656
Comcast Corp.	5.35	5-15-2053	2,895,000	2,655,755
				16,845,340
Telecommunications: 0.47%
AT&T, Inc.	3.50	6-1-2041	1,706,000	1,309,893
AT&T, Inc.	3.50	9-15-2053	2,647,000	1,771,708
AT&T, Inc.	3.55	9-15-2055	2,643,000	1,769,955
AT&T, Inc.	3.65	9-15-2059	1,671,000	1,105,247
AT&T, Inc.	3.80	12-1-2057	2,328,000	1,602,503
T-Mobile USA, Inc.	5.13	5-15-2032	3,896,000	3,939,120
T-Mobile USA, Inc.	5.30	5-15-2035	3,126,000	3,138,526
T-Mobile USA, Inc.	5.88	11-15-2055	1,869,000	1,841,718
Verizon Communications, Inc.	2.99	10-30-2056	2,676,000	1,589,987
Verizon Communications, Inc.	5.25	4-2-2035	4,674,000	4,697,999
Verizon Communications, Inc.	5.50	2-23-2054	1,789,000	1,716,099
				24,482,755
Consumer, cyclical: 1.58%
Airlines: 0.11%
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	5,861,000	5,825,544
Auto manufacturers: 0.77%
Ford Motor Credit Co. LLC	2.90	2-10-2029	13,450,000	11,965,750
General Motors Financial Co., Inc.	2.70	6-10-2031	6,783,000	5,805,264
General Motors Financial Co., Inc.	5.35	1-7-2030	1,904,000	1,908,801
Hyundai Capital America144A	5.15	3-27-2030	5,742,000	5,735,084
Hyundai Capital America144A	5.40	3-29-2032	4,636,000	4,593,458
Volkswagen Group of America Finance LLC144A	5.35	3-27-2030	4,711,000	4,702,061
Volkswagen Group of America Finance LLC144A	5.80	3-27-2035	5,545,000	5,514,843
				40,225,261
Entertainment: 0.09%
Warnermedia Holdings, Inc.	5.05	3-15-2042	3,366,000	2,537,168
Warnermedia Holdings, Inc.	5.14	3-15-2052	2,820,000	1,927,927
				4,465,095
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 31

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Retail: 0.61%
Dick’s Sporting Goods, Inc.	4.10%	1-15-2052	$5,758,000	$3,945,248
Home Depot, Inc.	3.63	4-15-2052	1,737,000	1,256,232
Home Depot, Inc.	4.75	6-25-2029	2,716,000	2,774,632
Home Depot, Inc.	4.85	6-25-2031	1,804,000	1,842,145
Lowe’s Cos., Inc.	3.50	4-1-2051	2,157,000	1,454,129
Lowe’s Cos., Inc.	4.25	4-1-2052	3,975,000	3,030,998
McDonald’s Corp. Series I	6.30	3-1-2038	2,722,000	2,938,988
Walmart, Inc.	4.35	4-28-2030	6,328,000	6,402,235
Walmart, Inc.	4.90	4-28-2035	8,287,000	8,394,326
				32,038,933
Consumer, non-cyclical: 4.36%
Agriculture: 0.99%
BAT Capital Corp.	4.39	8-15-2037	1,406,000	1,232,868
BAT Capital Corp.	4.54	8-15-2047	3,771,000	2,967,570
BAT Capital Corp.	5.63	8-15-2035	7,513,000	7,543,037
BAT Capital Corp.	6.25	8-15-2055	2,672,000	2,609,902
Bunge Ltd. Finance Corp.	1.63	8-17-2025	1,833,000	1,815,907
Bunge Ltd. Finance Corp.	4.20	9-17-2029	3,744,000	3,696,806
Bunge Ltd. Finance Corp.	4.65	9-17-2034	6,880,000	6,673,186
Philip Morris International, Inc.	4.13	4-28-2028	7,868,000	7,859,402
Philip Morris International, Inc.	4.38	4-30-2030	6,659,000	6,618,506
Philip Morris International, Inc.	4.88	4-30-2035	7,058,000	6,920,919
Philip Morris International, Inc.	5.00	11-17-2025	3,771,000	3,780,684
				51,718,787
Beverages: 0.22%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70	2-1-2036	9,364,000	9,052,580
Anheuser-Busch InBev Worldwide, Inc.	5.45	1-23-2039	1,817,000	1,841,176
Coca-Cola Co.	5.20	1-14-2055	868,000	829,889
				11,723,645
Biotechnology: 0.12%
Amgen, Inc.	5.60	3-2-2043	2,597,000	2,526,691
Amgen, Inc.	5.65	3-2-2053	2,378,000	2,282,414
Gilead Sciences, Inc.	4.00	9-1-2036	1,819,000	1,643,268
				6,452,373
Commercial services: 0.04%
Rollins, Inc.144A	5.25	2-24-2035	2,175,000	2,169,855
Food: 0.14%
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group144A	6.38	2-25-2055	886,000	900,149
Kroger Co.	5.50	9-15-2054	870,000	813,806
Sysco Corp.	5.10	9-23-2030	4,526,000	4,609,546
Tyson Foods, Inc.	5.15	8-15-2044	997,000	893,526
				7,217,027
The accompanying notes are an integral part of these financial statements.
32 | Allspring Core Bond Portfolio

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Healthcare-products: 0.23%
Alcon Finance Corp.144A	5.38%	12-6-2032	$6,836,000	$6,919,735
Stryker Corp.	4.85	2-10-2030	5,089,000	5,159,531
				12,079,266
Healthcare-services: 1.06%
CommonSpirit Health	3.35	10-1-2029	1,669,000	1,580,055
Elevance Health, Inc.	4.75	2-15-2030	3,081,000	3,106,945
Elevance Health, Inc.	4.95	11-1-2031	2,763,000	2,789,616
Elevance Health, Inc.	5.15	6-15-2029	3,927,000	4,025,601
Elevance Health, Inc.	5.70	2-15-2055	861,000	824,249
HCA, Inc.	3.63	3-15-2032	2,874,000	2,606,850
HCA, Inc.	5.25	6-15-2049	3,222,000	2,795,248
HCA, Inc.	5.50	3-1-2032	6,169,000	6,245,598
HCA, Inc.	5.90	6-1-2053	4,964,000	4,701,701
HCA, Inc.	6.20	3-1-2055	4,055,000	3,973,002
UnitedHealth Group, Inc.	3.05	5-15-2041	836,000	606,451
UnitedHealth Group, Inc.	4.60	4-15-2027	3,719,000	3,760,664
UnitedHealth Group, Inc.	5.15	7-15-2034	5,231,000	5,247,760
UnitedHealth Group, Inc.	5.50	7-15-2044	2,177,000	2,111,856
UnitedHealth Group, Inc.	5.63	7-15-2054	5,804,000	5,581,471
UnitedHealth Group, Inc.	5.75	7-15-2064	1,921,000	1,853,229
UnitedHealth Group, Inc.	5.88	2-15-2053	3,493,000	3,474,868
				55,285,164
Pharmaceuticals: 1.56%
AbbVie, Inc.	3.20	11-21-2029	6,639,000	6,328,151
AbbVie, Inc.	4.05	11-21-2039	1,887,000	1,634,713
AbbVie, Inc.	4.25	11-21-2049	6,551,000	5,312,939
AbbVie, Inc.	4.50	5-14-2035	276,000	264,447
AbbVie, Inc.	4.55	3-15-2035	779,000	750,312
AbbVie, Inc.	4.80	3-15-2027	4,503,000	4,561,159
AbbVie, Inc.	4.88	3-15-2030	3,623,000	3,702,754
AbbVie, Inc.	4.95	3-15-2031	2,703,000	2,765,981
AbbVie, Inc.	5.05	3-15-2034	4,503,000	4,540,906
AbbVie, Inc.	5.20	3-15-2035	4,207,000	4,262,512
AbbVie, Inc.	5.60	3-15-2055	415,000	411,920
Becton Dickinson & Co.	5.08	6-7-2029	1,771,000	1,804,400
CVS Health Corp.	4.78	3-25-2038	1,975,000	1,781,201
CVS Health Corp.	5.05	3-25-2048	8,176,000	6,948,667
CVS Health Corp.	5.55	6-1-2031	3,571,000	3,668,821
CVS Health Corp.	5.70	6-1-2034	3,667,000	3,723,984
CVS Health Corp.	6.05	6-1-2054	2,013,000	1,938,977
Eli Lilly & Co.	4.20	8-14-2029	5,660,000	5,687,314
Eli Lilly & Co.	4.60	8-14-2034	4,663,000	4,595,799
Eli Lilly & Co.	4.70	2-9-2034	3,577,000	3,547,207
Eli Lilly & Co.	4.90	2-12-2032	3,617,000	3,711,972
Eli Lilly & Co.	5.05	8-14-2054	436,000	406,402
Eli Lilly & Co.	5.10	2-12-2035	1,944,000	1,985,148
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 33

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals(continued)
Eli Lilly & Co.	5.10%	2-9-2064	$1,796,000	$1,649,284
Eli Lilly & Co.	5.50	2-12-2055	2,252,000	2,257,875
Eli Lilly & Co.	5.60	2-12-2065	2,484,000	2,478,868
Merck & Co., Inc.	2.35	6-24-2040	1,510,000	1,051,227
				81,772,940
Energy: 1.03%
Oil & gas: 0.46%
Chevron USA, Inc.	4.98	4-15-2035	569,000	569,717
ConocoPhillips Co.	5.50	1-15-2055	1,097,000	1,016,712
ConocoPhillips Co.	5.55	3-15-2054	1,377,000	1,286,941
Devon Energy Corp.	5.20	9-15-2034	6,056,000	5,678,188
Devon Energy Corp.	5.75	9-15-2054	2,986,000	2,544,630
Diamondback Energy, Inc.	5.15	1-30-2030	3,362,000	3,411,655
Diamondback Energy, Inc.	5.20	4-18-2027	1,800,000	1,825,305
Diamondback Energy, Inc.	5.55	4-1-2035	4,659,000	4,579,141
Diamondback Energy, Inc.	5.75	4-18-2054	2,982,000	2,664,573
Diamondback Energy, Inc.	5.90	4-18-2064	905,000	802,470
				24,379,332
Pipelines: 0.57%
Energy Transfer LP	5.25	7-1-2029	4,542,000	4,602,969
Energy Transfer LP	5.30	4-15-2047	1,817,000	1,534,391
Energy Transfer LP	5.70	4-1-2035	5,306,000	5,252,015
Energy Transfer LP	5.95	5-15-2054	7,310,000	6,645,578
Energy Transfer LP144A	6.00	2-1-2029	3,295,000	3,330,985
Energy Transfer LP	6.20	4-1-2055	355,000	333,078
Kinder Morgan, Inc.%%	5.15	6-1-2030	3,103,000	3,132,645
ONEOK, Inc.	5.05	11-1-2034	936,000	887,557
ONEOK, Inc.	5.70	11-1-2054	3,892,000	3,453,516
ONEOK, Inc.	5.85	11-1-2064	724,000	645,612
				29,818,346
Financial: 6.54%
Banks: 4.33%
Bank of America Corp. (U.S. SOFR+0.96%)±	1.73	7-22-2027	11,302,000	10,926,737
Bank of America Corp. (U.S. SOFR+1.37%)±	1.92	10-24-2031	1,568,000	1,352,478
Bank of America Corp. (U.S. SOFR 3 Month+1.25%)±	2.50	2-13-2031	3,535,000	3,199,840
Bank of New York Mellon Corp. (U.S. SOFR+0.89%)±	4.94	2-11-2031	5,116,000	5,204,645
Citigroup, Inc. (U.S. SOFR+0.87%)±	4.79	3-4-2029	6,336,000	6,367,259
Citigroup, Inc. (U.S. SOFR+1.34%)±	4.54	9-19-2030	7,506,000	7,429,666
Citigroup, Inc. (U.S. SOFR+1.47%)±	5.33	3-27-2036	6,386,000	6,334,238
Citigroup, Inc. (U.S. SOFR+1.75%)±	5.61	3-4-2056	4,349,000	4,155,775
Citigroup, Inc. (U.S. SOFR+1.83%)±	6.02	1-24-2036	9,796,000	9,822,975
Citigroup, Inc. (U.S. SOFR+2.06%)±	5.83	2-13-2035	1,977,000	1,965,361
Citigroup, Inc. (U.S. SOFR+2.66%)±	6.17	5-25-2034	1,771,000	1,812,734
Goldman Sachs Bank USA (U.S. SOFR+0.75%)±	5.41	5-21-2027	4,528,000	4,570,418
Goldman Sachs Group, Inc. (U.S. SOFR+1.08%)±	5.21	1-28-2031	7,154,000	7,275,917
The accompanying notes are an integral part of these financial statements.
34 | Allspring Core Bond Portfolio

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Goldman Sachs Group, Inc. (U.S. SOFR+1.14%)±	4.69%	10-23-2030	$5,418,000	$5,404,761
Goldman Sachs Group, Inc. (U.S. SOFR+1.21%)±	5.05	7-23-2030	2,797,000	2,830,317
Goldman Sachs Group, Inc. (U.S. SOFR+1.42%)±	5.02	10-23-2035	6,432,000	6,232,379
Goldman Sachs Group, Inc. (U.S. SOFR+1.55%)±	5.33	7-23-2035	5,564,000	5,529,684
Goldman Sachs Group, Inc. (U.S. SOFR+1.58%)±	5.22	4-23-2031	11,014,000	11,217,199
Goldman Sachs Group, Inc. (U.S. SOFR+1.70%)±	5.73	1-28-2056	2,549,000	2,482,536
JPMorgan Chase & Co. (U.S. SOFR+1.04%)±	4.60	10-22-2030	7,225,000	7,220,111
JPMorgan Chase & Co. (U.S. SOFR+1.44%)±	5.10	4-22-2031	6,234,000	6,346,923
JPMorgan Chase & Co. (U.S. SOFR+1.46%)±	5.29	7-22-2035	2,782,000	2,786,506
JPMorgan Chase & Co. (U.S. SOFR+1.68%)±	5.57	4-22-2036	1,301,000	1,330,697
JPMorgan Chase & Co. (U.S. SOFR+2.04%)±	2.52	4-22-2031	8,366,000	7,571,258
Morgan Stanley (U.S. SOFR+1.11%)±	5.23	1-15-2031	8,960,000	9,135,512
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	8,341,000	8,443,870
Morgan Stanley (U.S. SOFR+1.38%)±	4.99	4-12-2029	9,194,000	9,319,416
Morgan Stanley (U.S. SOFR+1.51%)±	5.19	4-17-2031	6,636,000	6,756,306
Morgan Stanley (U.S. SOFR+1.58%)±	5.83	4-19-2035	8,234,000	8,501,940
Morgan Stanley (U.S. SOFR+1.63%)±	5.45	7-20-2029	3,523,000	3,616,637
PNC Financial Services Group, Inc. (U.S. SOFR+1.26%)±	4.81	10-21-2032	4,153,000	4,116,985
Santander Holdings USA, Inc. (U.S. SOFR+1.88%)±	5.74	3-20-2031	2,336,000	2,360,085
Santander Holdings USA, Inc. (U.S. SOFR+2.14%)±	6.34	5-31-2035	2,849,000	2,911,117
State Street Corp.	4.54	2-28-2028	2,384,000	2,409,066
State Street Corp.	4.73	2-28-2030	7,243,000	7,329,000
Wells Fargo & Co. (U.S. SOFR+1.07%)±	5.71	4-22-2028	2,820,000	2,882,564
Wells Fargo & Co. (U.S. SOFR+1.11%)±	5.24	1-24-2031	5,852,000	5,973,355
Wells Fargo & Co. (U.S. SOFR+1.37%)±	4.97	4-23-2029	9,315,000	9,432,421
Wells Fargo & Co. (U.S. SOFR+1.50%)±	5.15	4-23-2031	7,848,000	7,969,734
Wells Fargo & Co. (U.S. SOFR+1.74%)±	5.57	7-25-2029	1,773,000	1,824,094
Wells Fargo & Co. (U.S. SOFR+1.79%)±	6.30	10-23-2029	1,804,000	1,903,824
Wells Fargo & Co. (U.S. SOFR+2.10%)±	4.90	7-25-2033	2,809,000	2,759,689
				227,016,029
Diversified financial services: 0.61%
American Express Co. (U.S. SOFR+1.02%)±	5.09	1-30-2031	2,461,000	2,505,705
American Express Co. (U.S. SOFR+1.26%)±	4.73	4-25-2029	6,783,000	6,845,550
American Express Co. (U.S. SOFR+1.32%)±	5.44	1-30-2036	3,220,000	3,250,091
American Express Co. (U.S. SOFR+1.44%)±	5.02	4-25-2031	6,291,000	6,393,248
American Express Co. (U.S. SOFR+1.79%)±	5.67	4-25-2036	2,360,000	2,422,421
Apollo Global Management, Inc.	5.80	5-21-2054	1,107,000	1,060,947
Ares Management Corp.	5.60	10-11-2054	2,711,000	2,481,955
Capital One Financial Corp. (U.S. SOFR+2.26%)±	6.05	2-1-2035	6,962,000	7,116,465
				32,076,382
Investment Companies: 0.45%
Apollo Debt Solutions BDC144A	6.55	3-15-2032	2,686,000	2,701,953
Ares Strategic Income Fund BDC144A	6.20	3-21-2032	3,581,000	3,536,968
Bain Capital Specialty Finance, Inc. BDC	5.95	3-15-2030	2,409,000	2,360,083
Blue Owl Credit Income Corp. BDC144A	6.60	9-15-2029	3,577,000	3,616,869
FS KKR Capital Corp. BDC	6.13	1-15-2030	5,116,000	5,028,127
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 35

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Investment Companies(continued)
Goldman Sachs Private Credit Corp. BDC144A%%	6.25%	5-6-2030	$3,619,000	$3,619,483
Oaktree Specialty Lending Corp. BDC	6.34	2-27-2030	3,078,000	3,037,912
				23,901,395
Real estate: 0.10%
CBRE Services, Inc.%%	4.80	6-15-2030	2,714,000	2,698,834
CBRE Services, Inc.%%	5.50	6-15-2035	2,349,000	2,340,196
				5,039,030
REITs: 1.05%
Agree LP	2.00	6-15-2028	2,776,000	2,578,560
Agree LP	2.60	6-15-2033	757,000	617,487
Agree LP	4.80	10-1-2032	1,669,000	1,611,453
American Homes 4 Rent LP	3.63	4-15-2032	3,064,000	2,783,835
American Homes 4 Rent LP	4.30	4-15-2052	1,374,000	1,035,635
American Homes 4 Rent LP	5.50	7-15-2034	1,247,000	1,237,793
Brixmor Operating Partnership LP	2.50	8-16-2031	2,932,000	2,529,829
Crown Castle, Inc.	2.10	4-1-2031	3,012,000	2,559,852
Crown Castle, Inc.	5.80	3-1-2034	2,722,000	2,785,468
Essex Portfolio LP	2.55	6-15-2031	1,581,000	1,401,441
Essex Portfolio LP	5.50	4-1-2034	1,865,000	1,874,834
Invitation Homes Operating Partnership LP	2.00	8-15-2031	528,000	442,568
Invitation Homes Operating Partnership LP	4.15	4-15-2032	3,051,000	2,839,673
Invitation Homes Operating Partnership LP	4.88	2-1-2035	2,709,000	2,575,343
Kimco Realty OP LLC	4.85	3-1-2035	2,440,000	2,339,978
Realty Income Corp.	2.10	3-15-2028	1,719,000	1,614,028
Realty Income Corp.	2.85	12-15-2032	2,219,000	1,912,703
Realty Income Corp.	3.40	1-15-2030	1,837,000	1,746,157
Realty Income Corp.	4.90	7-15-2033	2,640,000	2,594,561
Realty Income Corp.	5.13	4-15-2035	2,344,000	2,323,032
Regency Centers LP	2.95	9-15-2029	4,198,000	3,934,489
Regency Centers LP	5.25	1-15-2034	3,598,000	3,601,420
Store Capital LLC	2.70	12-1-2031	1,066,000	902,358
Store Capital LLC	2.75	11-18-2030	2,711,000	2,379,995
Store Capital LLC144A	5.40	4-30-2030	1,819,000	1,814,266
Sun Communities Operating LP	4.20	4-15-2032	3,366,000	3,159,080
				55,195,838
Industrial: 1.37%
Aerospace/defense: 0.32%
Boeing Co.	5.81	5-1-2050	3,141,000	2,944,100
Boeing Co.	6.86	5-1-2054	1,827,000	1,951,279
General Dynamics Corp.%%	4.95	8-15-2035	3,501,000	3,512,587
Howmet Aerospace, Inc.	4.85	10-15-2031	2,411,000	2,421,235
Lockheed Martin Corp.	4.80	8-15-2034	3,712,000	3,681,543
Lockheed Martin Corp.	5.20	2-15-2055	1,358,000	1,260,594
Lockheed Martin Corp.	5.20	2-15-2064	1,278,000	1,159,881
				16,931,219
The accompanying notes are an integral part of these financial statements.
36 | Allspring Core Bond Portfolio

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Building materials: 0.06%
CRH America Finance, Inc.	5.50%	1-9-2035	$2,949,000	$2,993,779
Machinery-construction & mining: 0.32%
Caterpillar Financial Services Corp.	4.38	8-16-2029	3,712,000	3,730,638
Caterpillar Financial Services Corp.	4.45	10-16-2026	3,712,000	3,739,585
Caterpillar Financial Services Corp.	4.85	2-27-2029	3,571,000	3,650,733
Caterpillar Financial Services Corp.	5.00	5-14-2027	5,416,000	5,523,257
				16,644,213
Machinery-diversified: 0.52%
Deere & Co.	5.45	1-16-2035	8,132,000	8,408,822
Deere & Co.	5.70	1-19-2055	3,760,000	3,868,225
John Deere Capital Corp.	4.15	9-15-2027	3,550,000	3,560,865
John Deere Capital Corp.	4.50	1-8-2027	4,476,000	4,514,140
John Deere Capital Corp.	4.65	1-7-2028	3,153,000	3,208,118
John Deere Capital Corp.	4.85	6-11-2029	588,000	602,778
John Deere Capital Corp.	5.15	9-8-2026	3,312,000	3,359,945
				27,522,893
Transportation: 0.15%
Burlington Northern Santa Fe LLC	4.45	1-15-2053	711,000	594,240
Burlington Northern Santa Fe LLC	5.20	4-15-2054	1,888,000	1,766,691
Crowley Conro LLC	4.18	8-15-2043	2,145,222	1,913,110
Union Pacific Corp.	2.38	5-20-2031	1,693,000	1,511,781
Union Pacific Corp.	2.80	2-14-2032	2,296,000	2,053,178
				7,839,000
Technology: 2.61%
Computers: 0.50%
Accenture Capital, Inc.	4.05	10-4-2029	707,000	702,469
Accenture Capital, Inc.	4.25	10-4-2031	7,220,000	7,142,777
Accenture Capital, Inc.	4.50	10-4-2034	3,971,000	3,827,376
Apple, Inc.	2.38	2-8-2041	1,295,000	896,943
Apple, Inc.	2.65	5-11-2050	1,410,000	878,765
Apple, Inc.	2.65	2-8-2051	1,089,000	673,926
Apple, Inc.	3.95	8-8-2052	3,406,000	2,699,782
Hewlett Packard Enterprise Co.	5.60	10-15-2054	1,933,000	1,782,607
NetApp, Inc.	5.50	3-17-2032	5,750,000	5,821,205
NetApp, Inc.	5.70	3-17-2035	1,570,000	1,577,147
				26,002,997
Semiconductors: 1.42%
Broadcom, Inc.144A	2.45	2-15-2031	2,784,000	2,459,884
Broadcom, Inc.	3.15	11-15-2025	2,086,000	2,069,734
Broadcom, Inc.	4.15	2-15-2028	4,430,000	4,413,369
Broadcom, Inc.	4.55	2-15-2032	4,513,000	4,423,066
Broadcom, Inc.	4.80	10-15-2034	6,319,000	6,151,393
Broadcom, Inc.144A	4.93	5-15-2037	2,544,000	2,436,505
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 37

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Semiconductors(continued)
Broadcom, Inc.	5.05%	7-12-2029	$6,493,000	$6,620,120
Broadcom, Inc.	5.15	11-15-2031	11,502,000	11,724,863
Foundry JV Holdco LLC144A	5.50	1-25-2031	3,014,000	3,052,171
Foundry JV Holdco LLC144A	5.90	1-25-2033	1,459,000	1,488,012
Foundry JV Holdco LLC144A	6.10	1-25-2036	1,681,000	1,712,690
Foundry JV Holdco LLC144A	6.20	1-25-2037	2,760,000	2,826,098
Foundry JV Holdco LLC144A	6.30	1-25-2039	2,340,000	2,428,540
Intel Corp.	2.80	8-12-2041	1,529,000	989,383
Intel Corp.	3.25	11-15-2049	895,000	546,702
Intel Corp.	5.60	2-21-2054	897,000	791,547
Intel Corp.	5.63	2-10-2043	1,020,000	940,951
Intel Corp.	5.70	2-10-2053	1,654,000	1,473,237
Intel Corp.	5.90	2-10-2063	1,418,000	1,280,024
KLA Corp.	3.30	3-1-2050	1,458,000	989,505
KLA Corp.	4.70	2-1-2034	3,594,000	3,529,047
Micron Technology, Inc.	5.65	11-1-2032	2,327,000	2,357,051
Micron Technology, Inc.	6.05	11-1-2035	6,356,000	6,444,426
Texas Instruments, Inc.	5.00	3-14-2053	2,127,000	1,927,864
Texas Instruments, Inc.	5.15	2-8-2054	1,796,000	1,669,665
				74,745,847
Software: 0.69%
Cadence Design Systems, Inc.	4.20	9-10-2027	3,364,000	3,363,535
Cadence Design Systems, Inc.	4.30	9-10-2029	9,342,000	9,323,142
Cadence Design Systems, Inc.	4.70	9-10-2034	7,240,000	7,093,394
Oracle Corp.	4.00	7-15-2046	3,089,000	2,318,892
Oracle Corp.	5.38	9-27-2054	423,000	374,912
Oracle Corp.	6.00	8-3-2055	3,435,000	3,341,258
Synopsys, Inc.	4.65	4-1-2028	2,715,000	2,746,174
Synopsys, Inc.	4.85	4-1-2030	3,883,000	3,925,341
Synopsys, Inc.	5.00	4-1-2032	3,106,000	3,127,562
Synopsys, Inc.	5.70	4-1-2055	776,000	750,050
				36,364,260
Utilities: 2.49%
Electric: 2.49%
Alabama Power Co.	5.10	4-2-2035	2,519,000	2,529,034
American Transmission Systems, Inc.144A	2.65	1-15-2032	1,107,000	961,327
Baltimore Gas & Electric Co.	2.25	6-15-2031	2,375,000	2,089,510
CenterPoint Energy Houston Electric LLC Series AH	3.60	3-1-2052	1,754,000	1,247,097
Consolidated Edison Co. of New York, Inc.	3.20	12-1-2051	532,000	344,041
Consolidated Edison Co. of New York, Inc.	5.38	5-15-2034	2,734,000	2,798,085
Consolidated Edison Co. of New York, Inc.	5.50	3-15-2034	4,534,000	4,695,899
Consolidated Edison Co. of New York, Inc.	5.50	3-15-2055	3,187,000	3,031,154
Consolidated Edison Co. of New York, Inc.	5.70	5-15-2054	1,819,000	1,786,170
Consumers Energy Co.%%	4.50	1-15-2031	4,651,000	4,670,934
Consumers Energy Co.	4.70	1-15-2030	2,021,000	2,049,588
Consumers Energy Co.%%	5.05	5-15-2035	3,435,000	3,444,701
The accompanying notes are an integral part of these financial statements.
38 | Allspring Core Bond Portfolio

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Electric(continued)
DTE Electric Co.	2.95%	3-1-2050	$2,772,000	$1,775,908
DTE Electric Co. Series B	3.65	3-1-2052	1,270,000	913,908
Duke Energy Carolinas LLC	2.55	4-15-2031	1,084,000	969,863
Duke Energy Carolinas LLC	2.85	3-15-2032	2,949,000	2,611,156
Duke Energy Carolinas LLC	3.55	3-15-2052	2,148,000	1,502,053
Duke Energy Carolinas LLC	5.25	3-15-2035	2,590,000	2,627,656
Duke Energy Carolinas LLC	5.35	1-15-2053	2,081,000	1,954,899
Duke Energy Corp.	3.50	6-15-2051	1,472,000	976,385
Duke Energy Florida LLC	2.40	12-15-2031	2,367,000	2,073,745
Duke Energy Progress LLC	2.50	8-15-2050	2,396,000	1,369,040
Duke Energy Progress LLC	3.70	10-15-2046	540,000	403,784
Entergy Arkansas LLC	2.65	6-15-2051	2,138,000	1,244,369
Entergy Arkansas LLC	5.15	1-15-2033	3,562,000	3,608,983
Entergy Mississippi LLC	5.80	4-15-2055	2,323,000	2,272,420
Exelon Corp.	5.13	3-15-2031	3,108,000	3,163,687
Exelon Corp.	5.88	3-15-2055	3,575,000	3,477,042
FirstEnergy Pennsylvania Electric Co.144A	3.25	3-15-2028	2,313,000	2,243,632
FirstEnergy Pennsylvania Electric Co.144A	4.30	1-15-2029	2,791,000	2,763,305
FirstEnergy Pennsylvania Electric Co.144A	5.15	3-30-2026	1,781,000	1,785,992
FirstEnergy Pennsylvania Electric Co.144A	5.20	4-1-2028	1,827,000	1,862,484
Georgia Power Co.	5.20	3-15-2035	932,000	940,429
Jersey Central Power & Light Co.144A	2.75	3-1-2032	2,609,000	2,251,018
Jersey Central Power & Light Co.144A	5.10	1-15-2035	2,113,000	2,082,527
MidAmerican Energy Co.	2.70	8-1-2052	2,058,000	1,221,453
Mississippi Power Co. Series 12-A	4.25	3-15-2042	1,208,000	1,006,275
Mississippi Power Co. Series B	3.10	7-30-2051	2,847,000	1,838,278
Northern States Power Co.%%	5.05	5-15-2035	3,878,000	3,891,156
Northern States Power Co.	5.40	3-15-2054	1,437,000	1,364,518
NSTAR Electric Co.	5.20	3-1-2035	1,399,000	1,398,809
NSTAR Electric Co.	5.40	6-1-2034	2,741,000	2,795,250
Oncor Electric Delivery Co. LLC144A	5.35	4-1-2035	2,182,000	2,209,319
Oncor Electric Delivery Co. LLC144A	5.80	4-1-2055	2,547,000	2,515,595
Pacific Gas & Electric Co.	3.50	8-1-2050	901,000	576,209
Pacific Gas & Electric Co.	3.95	12-1-2047	5,409,000	3,790,470
Pacific Gas & Electric Co.	4.20	6-1-2041	1,379,000	1,065,095
Pacific Gas & Electric Co.	4.75	2-15-2044	799,000	646,695
Pacific Gas & Electric Co.	4.95	7-1-2050	6,782,000	5,463,084
PECO Energy Co.	2.85	9-15-2051	2,864,000	1,756,264
PPL Capital Funding, Inc.	5.25	9-1-2034	1,650,000	1,649,824
Public Service Co. of Oklahoma Series K	3.15	8-15-2051	1,606,000	1,015,559
Public Service Electric & Gas Co.	1.90	8-15-2031	4,080,000	3,507,553
Public Service Electric & Gas Co.	2.05	8-1-2050	659,000	343,801
Public Service Electric & Gas Co.	2.70	5-1-2050	1,110,000	673,549
Public Service Electric & Gas Co. Series Q	5.05	3-1-2035	2,741,000	2,773,005
Public Service Electric & Gas Co. Series Q	5.50	3-1-2055	1,087,000	1,056,547
Public Service Enterprise Group, Inc.	5.45	4-1-2034	3,056,000	3,089,081
San Diego Gas & Electric Co.	5.40	4-15-2035	1,869,000	1,886,292
Sempra (5 Year Treasury Constant Maturity+2.14%)±	6.55	4-1-2055	519,000	472,591
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 39

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Southern California Edison Co.	5.25%	3-15-2030	$1,815,000	$1,832,165
Southern California Edison Co. Series C	4.13	3-1-2048	1,789,000	1,301,261
Trans-Allegheny Interstate Line Co.144A	5.00	1-15-2031	3,385,000	3,443,382
Virginia Electric & Power Co.	2.95	11-15-2051	2,375,000	1,457,709
				130,562,614
Total corporate bonds and notes (Cost $1,171,808,913)				1,153,961,804
Municipal obligations: 0.29%
Nevada: 0.07%
Airport revenue: 0.07%
County of Clark Department of Aviation Series C	6.82	7-1-2045	3,365,000	3,794,339
New York: 0.09%
Airport revenue: 0.09%
Port Authority of New York & New Jersey	4.46	10-1-2062	5,505,000	4,618,071
Ohio: 0.03%
Education revenue: 0.03%
Ohio State University Series A	4.80	6-1-2111	1,957,000	1,669,200
Texas: 0.10%
Education revenue: 0.02%
Board of Regents of the University of Texas System Series B	2.44	8-15-2049	1,695,000	1,000,264
Transportation revenue: 0.08%
North Texas Tollway Authority Series B	6.72	1-1-2049	3,609,000	4,010,185
				5,010,449
Total municipal obligations (Cost $17,099,547)				15,092,059
Non-agency mortgage-backed securities: 1.82%
Angel Oak Mortgage Trust Series 2020-2 Class A1A144A±±	2.53	1-26-2065	927,285	876,921
Angel Oak Mortgage Trust Series 2020-5 Class A1144A±±	1.37	5-25-2065	249,875	239,343
Angel Oak Mortgage Trust Series 2021-6 Class A1144A±±	1.46	9-25-2066	2,163,876	1,813,345
Bank5 Trust Series 2025-5YR13 Class A3±±	5.75	1-15-2058	1,743,000	1,816,338
Bank Series 2022-BNK44 Class A5±±	5.94	11-15-2055	2,017,000	2,112,247
Bank Series 2025-BNK49 Class A5±±	5.62	3-15-2058	1,744,000	1,808,922
BBCMS Mortgage Trust Series 2018-C2 Class ASB	4.24	12-15-2051	759,557	756,308
BBCMS Mortgage Trust Series 2022-C17 Class A5	4.44	9-15-2055	4,118,000	4,003,426
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.84	3-15-2058	10,418,000	10,897,508
BBCMS Mortgage Trust Series 2025-5C34 Class A3%%	5.66	5-15-2058	3,178,000	3,300,776
BMO Mortgage Trust Series 2025-5C10 Class A3%%	5.58	5-15-2058	3,432,000	3,551,935
BMO Mortgage Trust Series 2025-C11 Class A5	5.69	2-15-2058	2,573,000	2,680,945
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	874,952	853,398
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	5.14	9-15-2036	11,682,525	11,573,001
COLT Mortgage Loan Trust Series 2021-2 Class A1144A±±	0.92	8-25-2066	2,918,142	2,444,487
COLT Mortgage Loan Trust Series 2021-4 Class A1144A±±	1.40	10-25-2066	3,004,137	2,515,813
The accompanying notes are an integral part of these financial statements.
40 | Allspring Core Bond Portfolio

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
COMM Mortgage Trust Series 2015-LC23 Class A3	3.52%	10-10-2048	$1,901,886	$1,893,743
GS Mortgage Securities Trust Series 2020-GSA2 Class A4	1.72	12-12-2053	5,595,000	4,892,280
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1 Class A1144A	5.31	1-25-2051	214,414	213,164
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class A3	3.39	12-15-2049	925,000	910,157
MFA Trust Series 2021-NQM2 Class A1144A±±	1.03	11-25-2064	1,084,614	946,708
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.64	3-15-2058	3,014,000	3,128,546
Morgan Stanley Capital I Trust Series 2020-HR8 Class A3	1.79	7-15-2053	2,036,361	1,769,735
New Residential Mortgage Loan Trust Series 2019-NQM4 Class A1144A±±	2.49	9-25-2059	530,882	502,092
STAR Trust Series 2021-1 Class A1144A±±	1.22	5-25-2065	836,085	780,708
Starwood Mortgage Residential Trust Series 2020-3 Class A1144A±±	1.49	4-25-2065	707,149	673,969
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	573,679	539,268
Starwood Mortgage Residential Trust Series 2021-4 Class A1144A±±	1.16	8-25-2056	2,535,601	2,236,928
SWCH Commercial Mortgage Trust Series 2025-DATA Class A (U.S. SOFR 1 Month+1.44%)144A±	5.76	3-15-2042	4,330,000	4,254,180
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	3.69	11-25-2059	209,205	206,742
Verus Securitization Trust Series 2021-1 Class A1144A±±	0.82	1-25-2066	1,219,445	1,079,503
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	2,286,254	2,024,621
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	2,013,211	1,724,107
Verus Securitization Trust Series 2021-4 Class A1144A±±	0.94	7-25-2066	2,533,353	2,097,960
Verus Securitization Trust Series 2021-5 Class A1144A±±	1.01	9-25-2066	6,206,484	5,307,177
Verus Securitization Trust Series 2021-7 Class A1144A±±	1.83	10-25-2066	2,833,507	2,543,090
Verus Securitization Trust Series 2021-8 Class A1144A±±	1.82	11-25-2066	2,546,433	2,306,454
Verus Securitization Trust Series 2021-R1 Class A1144A±±	0.82	10-25-2063	739,412	711,255
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	1,007,345	954,670
Wells Fargo Commercial Mortgage Trust Series 2025-C64 Class A5	5.65	2-15-2058	2,595,000	2,700,709
Total non-agency mortgage-backed securities (Cost $100,982,783)				95,642,479
U.S. Treasury securities: 17.64%
U.S. Treasury Bonds	1.13	5-15-2040	5,206,000	3,257,817
U.S. Treasury Bonds	1.13	8-15-2040	39,049,000	24,185,974
U.S. Treasury Bonds	1.38	11-15-2040	104,843,000	67,341,151
U.S. Treasury Bonds##	1.75	8-15-2041	167,383,000	112,028,920
U.S. Treasury Bonds	1.88	2-15-2041	36,271,000	25,141,754
U.S. Treasury Bonds##	2.00	11-15-2041	139,246,000	96,596,474
U.S. Treasury Bonds	2.25	8-15-2046	6,491,000	4,293,441
U.S. Treasury Bonds	2.25	8-15-2049	4,361,000	2,762,080
U.S. Treasury Bonds	2.38	2-15-2042	28,837,000	21,142,252
U.S. Treasury Bonds	2.50	5-15-2046	17,244,000	12,029,711
U.S. Treasury Bonds	3.00	2-15-2048	103,981,000	78,050,738
U.S. Treasury Bonds	3.00	8-15-2048	22,431,000	16,758,410
U.S. Treasury Bonds	3.00	2-15-2049	15,926,000	11,853,050
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 41

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	3.13%	5-15-2048	$13,136,000	$10,071,104
U.S. Treasury Bonds	4.25	2-15-2054	16,304,000	15,097,122
U.S. Treasury Bonds	4.25	8-15-2054	64,952,000	60,212,534
U.S. Treasury Bonds	4.50	11-15-2054	11,913,000	11,531,412
U.S. Treasury Bonds	4.63	5-15-2054	8,437,000	8,317,366
U.S. Treasury Bonds	4.63	2-15-2055	2,020,000	1,998,853
U.S. Treasury Bonds	4.75	2-15-2045	7,565,000	7,617,009
U.S. Treasury Notes	0.50	8-31-2027	47,214,000	43,971,726
U.S. Treasury Notes	1.38	10-31-2028	913,000	846,023
U.S. Treasury Notes	1.88	2-28-2029	30,514,000	28,594,956
U.S. Treasury Notes	1.88	2-15-2032	17,658,000	15,503,862
U.S. Treasury Notes	2.38	3-31-2029	18,956,000	18,078,545
U.S. Treasury Notes	2.75	4-30-2027	4,057,000	3,990,598
U.S. Treasury Notes	2.88	5-15-2028	16,727,000	16,379,392
U.S. Treasury Notes	2.88	4-30-2029	28,190,000	27,372,930
U.S. Treasury Notes	3.63	3-31-2030	18,448,000	18,362,246
U.S. Treasury Notes	3.75	4-30-2027	23,934,000	24,004,119
U.S. Treasury Notes	3.75	4-15-2028	34,600,000	34,759,485
U.S. Treasury Notes	3.88	4-30-2030	55,463,000	55,857,307
U.S. Treasury Notes	4.00	4-30-2032	16,602,000	16,674,634
U.S. Treasury Notes	4.50	5-15-2027	8,489,000	8,634,905
U.S. Treasury Notes	4.63	11-15-2026	4,920,000	4,986,112
U.S. Treasury Notes	4.63	2-15-2035	16,294,000	16,905,025
Total U.S. Treasury securities (Cost $932,031,051)				925,209,037
Yankee corporate bonds and notes: 2.89%
Consumer, non-cyclical: 0.38%
Agriculture: 0.06%
Imperial Brands Finance PLC144A	5.88	7-1-2034	3,381,000	3,430,271
Food: 0.31%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	3.00	5-15-2032	3,521,000	3,040,363
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	3.63	1-15-2032	4,732,000	4,281,254
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	6.50	12-1-2052	2,764,000	2,845,582
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	7.25	11-15-2053	5,320,000	5,971,131
				16,138,330
Pharmaceuticals: 0.01%
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	440,000	407,448
Energy: 0.27%
Oil & gas: 0.18%
Aker BP ASA144A	5.13	10-1-2034	6,824,000	6,375,063
Aker BP ASA144A	5.80	10-1-2054	825,000	721,988
Petroleos Mexicanos	2.46	12-15-2025	806,500	790,087
TotalEnergies Capital SA	5.43	9-10-2064	934,000	850,739
TotalEnergies Capital SA	5.64	4-5-2064	897,000	844,066
				9,581,943
The accompanying notes are an integral part of these financial statements.
42 | Allspring Core Bond Portfolio

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Pipelines: 0.09%
Galaxy Pipeline Assets Bidco Ltd.144A	2.16%	3-31-2034	$2,833,605	$2,495,023
Galaxy Pipeline Assets Bidco Ltd.144A	2.63	3-31-2036	2,354,000	1,983,245
				4,478,268
Financial: 1.97%
Banks: 1.97%
Banco Nacional de Comercio Exterior SNC144A%%	5.88	5-7-2030	3,691,000	3,674,464
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	5,400,000	5,472,110
Barclays PLC (U.S. SOFR+1.59%)±	5.79	2-25-2036	8,529,000	8,538,519
BNP Paribas SA (U.S. SOFR+1.62%)144A±	5.79	1-13-2033	4,239,000	4,341,473
BNP Paribas SA (U.S. SOFR+1.68%)144A±%%	5.09	5-9-2031	7,749,000	7,736,469
BNP Paribas SA (U.S. SOFR+1.92%)144A±	5.91	11-19-2035	2,592,000	2,548,540
BPCE SA (U.S. SOFR+2.04%)144A±	6.29	1-14-2036	4,791,000	4,962,284
Commonwealth Bank of Australia144A	4.61	3-14-2030	2,336,000	2,369,127
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	1,924,000	1,860,701
Deutsche Bank AG (U.S. SOFR+2.26%)±	3.74	1-7-2033	8,960,000	7,903,122
DNB Bank ASA (U.S. SOFR+1.05%)144A±	4.85	11-5-2030	7,075,000	7,144,999
HSBC Holdings PLC (U.S. SOFR+1.03%)±	4.90	3-3-2029	7,237,000	7,275,635
HSBC Holdings PLC (U.S. SOFR+1.29%)±	5.13	3-3-2031	7,237,000	7,294,708
HSBC Holdings PLC (U.S. SOFR+1.56%)±	5.45	3-3-2036	1,931,000	1,918,852
HSBC Holdings PLC (U.S. SOFR+1.90%)±	5.87	11-18-2035	5,273,000	5,212,012
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.17%)±	5.16	4-24-2031	6,289,000	6,404,347
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.27%)±	5.62	4-24-2036	5,520,000	5,639,119
Societe Generale SA144A	7.37	1-10-2053	987,000	997,054
Societe Generale SA (1 Year Treasury Constant Maturity+2.95%)144A±	7.13	1-19-2055	1,720,000	1,678,758
Swedbank AB144A	5.00	11-20-2029	5,274,000	5,381,264
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 1 Year+1.86%)144A±	5.38	9-6-2045	5,459,000	5,159,326
				103,512,883
Industrial: 0.15%
Aerospace/defense: 0.09%
Embraer Netherlands Finance BV	5.98	2-11-2035	4,695,000	4,765,894
Building materials: 0.06%
CRH SMW Finance DAC	5.13	1-9-2030	2,949,000	3,005,781
Utilities: 0.12%
Electric: 0.12%
Chile Electricity Lux MPC II Sarl144A	5.58	10-20-2035	2,191,566	2,176,773
Chile Electricity Lux MPC II Sarl144A	5.67	10-20-2035	4,164,000	4,170,820
				6,347,593
Total yankee corporate bonds and notes (Cost $150,694,777)				151,668,411
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 43

Portfolio of investments—April 30, 2025

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 1.20%
Australia: 0.12%
Export Finance & Insurance Corp.144A	4.63%	10-26-2027	$6,217,000	$6,348,114
Chile: 0.07%
Chile	5.65	1-13-2037	3,335,000	3,409,742
Israel: 0.39%
Israel	3.88	7-3-2050	1,977,000	1,368,855
Israel	5.38	2-19-2030	10,840,000	10,940,487
Israel	5.63	2-19-2035	4,022,000	3,995,052
Israel	5.75	3-12-2054	3,865,000	3,478,500
Israel	4.50	1-17-2033	954,000	891,895
				20,674,789
Mexico: 0.40%
Mexico	2.66	5-24-2031	7,744,000	6,577,815
Mexico	4.60	1-23-2046	2,600,000	1,884,397
Mexico	4.60	2-10-2048	2,227,000	1,581,767
Mexico	4.75	3-8-2044	1,196,000	903,659
Mexico	3.50	2-12-2034	12,287,000	10,038,086
				20,985,724
Paraguay: 0.13%
Paraguay144A	6.65	3-4-2055	1,566,000	1,548,383
Paraguay144A	5.40	3-30-2050	6,170,000	5,236,787
				6,785,170
Poland: 0.09%
Bank Gospodarstwa Krajowego144A	6.25	7-9-2054	4,843,000	4,836,113
Total yankee government bonds (Cost $63,147,443)				63,039,652

		Yield	Shares
Short-term investments: 5.12%
Investment companies: 5.12%
Allspring Government Money Market Fund Select Class♠∞##		4.26	268,851,171	268,851,171
Total short-term investments (Cost $268,851,171)				268,851,171
Total investments in securities (Cost $5,594,215,338)	105.74%			5,547,210,755
The accompanying notes are an integral part of these financial statements.
44 | Allspring Core Bond Portfolio

Portfolio of investments—April 30, 2025

		Interest rate	Maturity date	Principal	Value
TBA sale commitments: (0.27)%
Agency securities: (0.27)%
FNMA		2.00%	5-13-2055	(17,800,000)	$(14,114,675)
Total agency securities (Cost $(13,911,117))					(14,114,675)
Total TBA sale commitments (proceeds $(13,911,117))	(0.27)%				(14,114,675)
Other assets and liabilities, net	(5.47)				(287,035,324)
Total net assets	100.00%				$5,246,060,756

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
BDC	Business Development Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$92,880,101	$3,218,758,900	$(3,042,787,830)	$0	$0	$268,851,171	268,851,171	$8,084,379
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 45

Statement of assets and liabilities—April 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $5,325,364,167)	$5,278,359,584
Investments in affiliated securities, at value (cost $268,851,171)	268,851,171
Cash	3,200
Segregated cash for when-issued securities	250,000
Foreign currency, at value (cost $2,983)	3,145
Receivable for investments sold	259,160,087
Receivable for interest	28,580,857
Principal paydown receivable	118,973
Prepaid expenses and other assets	27,969
Total assets	5,835,354,986
Liabilities
Payable for when-issued transactions	446,322,821
Payable for investments purchased	127,379,515
TBA sale commitments, at value (proceeds received $13,911,117)	14,114,675
Advisory fee payable	1,370,911
Accrued expenses and other liabilities	106,308
Total liabilities	589,294,230
Total net assets	$5,246,060,756
The accompanying notes are an integral part of these financial statements.
46 | Allspring Core Bond Portfolio

Statement of operations—year ended April 30, 2025
Statement of operations
Investment income
Interest	$242,656,443
Income from affiliated securities	8,084,379
Total investment income	250,740,822
Expenses
Advisory fee	18,198,547
Custody and accounting fees	213,988
Professional fees	115,280
Registration fees	14
Interest holder report expenses	4,104
Trustees’ fees and expenses	47,071
Other fees and expenses	128,198
Total expenses	18,707,202
Less: Fee waivers and/or expense reimbursements	(1,301,300)
Net expenses	17,405,902
Net investment income	233,334,920
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(14,821,172)
Foreign currency and foreign currency translations	(2)
Net realized losses on investments	(14,821,174)
Net change in unrealized gains (losses) on
Unaffiliated securities	192,150,137
TBA sale commitments	(203,558)
Foreign currency and foreign currency translations	163
Net change in unrealized gains (losses) on investments	191,946,742
Net realized and unrealized gains (losses) on investments	177,125,568
Net increase in net assets resulting from operations	$410,460,488
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 47

Statement of changes in net assets
Statement of changes in net assets
	Year ended April 30, 2025	Year ended April 30, 2024[1]	Year ended May 31, 2023
Operations
Net investment income	$233,334,920	$185,689,315	$139,288,154
Net realized losses on investments	(14,821,174)	(192,208,650)	(329,727,880)
Net change in unrealized gains (losses) on investments	191,946,742	9,834,147	90,165,043
Net increase (decrease) in net assets resulting from operations	410,460,488	3,314,812	(100,274,683)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	766,209,972	764,324,836	747,955,348
Withdrawals	(939,967,594)	(421,264,999)	(843,243,755)
Net increase (decrease) in net assets resulting from capital share transactions	(173,757,622)	343,059,837	(95,288,407)
Total increase (decrease) in net assets	236,702,866	346,374,649	(195,563,090)
Net assets
Beginning of period	5,009,357,890	4,662,983,241	4,858,546,331
End of period	$5,246,060,756	$5,009,357,890	$4,662,983,241
1 For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
48 | Allspring Core Bond Portfolio

Financial highlights
Financial highlights

	Year ended April 30		Year ended May 31
	2025	2024[1]	2023	2022	2021	2020
Total return[2]	8.20%	0.09%	(1.88)%	(8.55)%	0.65%	9.49%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.36%	0.36%	0.36%	0.35%	0.35%
Net expenses[3]	0.33%	0.33%	0.36%	0.36%	0.35%	0.35%
Net investment income	4.42%	4.25%	3.08%	1.33%	1.30%	2.28%
Supplemental Data
Portfolio turnover rate	373%	349%	384%	432%	457%	603%

[1]	For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[3]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 49

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Bond Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
TBA sale commitments
The Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying
50 | Allspring Core Bond Portfolio

Notes to financial statements
securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Mortgage dollar roll transactions
The Portfolio may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2025, the aggregate cost of all investments for federal income tax purposes was $5,605,245,298 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$46,347,267
Gross unrealized losses	(104,381,810)
Net unrealized losses	$(58,034,543)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Core Bond Portfolio | 51

Notes to financial statements
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$2,403,086,505	$0	$2,403,086,505
Asset-backed securities	0	470,659,637	0	470,659,637
Corporate bonds and notes	0	1,153,961,804	0	1,153,961,804
Municipal obligations	0	15,092,059	0	15,092,059
Non-agency mortgage-backed securities	0	95,642,479	0	95,642,479
U.S. Treasury securities	925,209,037	0	0	925,209,037
Yankee corporate bonds and notes	0	151,668,411	0	151,668,411
Yankee government bonds	0	63,039,652	0	63,039,652
Short-term investments
Investment companies	268,851,171	0	0	268,851,171
Total assets	$1,194,060,208	$4,353,150,547	$0	$5,547,210,755
Liabilities
TBA sale commitments
Agency securities	$0	$14,114,675	$0	$14,114,675
Total liabilities	$0	$14,114,675	$0	$14,114,675
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2025, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.300
Over $10 billion	0.290
For the year ended April 30, 2025, the advisory fee was equivalent to an annual rate of 0.35% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the year ended April 30, 2025.
52 | Allspring Core Bond Portfolio

Notes to financial statements
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended April 30, 2025 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$17,592,676,430	$2,749,272,614	$17,731,056,578	$2,509,547,938
6.
BANK BORROWINGS
The Portfolio, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to portfolio interest holder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended April 30, 2025, there were no borrowings by the Portfolio under the agreement.
7.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
8.
OPERATING SEGMENTS
The Portfolio has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Portfolio acts as the Portfolio’s CODM. For the periods presented, the Portfolio operated as a single operating segment. The CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Portfolio’s prospectus which is executed by the Portfolio’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Portfolio’s single segment. This information is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Core Bond Portfolio | 53

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Core Bond Portfolio (the Portfolio), one of the portfolios constituting Allspring Master Trust, including the portfolio of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
June 26, 2025
54 | Allspring Core Bond Portfolio

Other information (unaudited)
Other information
Tax information
For the fiscal year ended April 30, 2025, $199,049,283 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended April 30, 2025, 25% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Core Bond Fund | 55

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

56 | Allspring Core Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0940 04-25

Allspring Large Cap Value Fund
Long Form Financial Statements
Annual Report
April 30, 2025

Allspring Large Cap Value Fund | 1

Portfolio of investments—April 30, 2025
Portfolio of investments

		Value
Investment companies: 99.91%
Affiliated master portfolio: 99.91%
Allspring Large Cap Value Portfolio		$146,526,809
Total investment companies (Cost $134,035,759)		146,526,809
Total investments in securities (Cost $134,035,759)	99.91%	146,526,809
Other assets and liabilities, net	0.09	124,827
Total net assets	100.00%	$146,651,636
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Large Cap Value Portfolio	78.81%	99.99%	$15,023,883	$2,046,218	$2,894,799	$318	$87,959	$146,526,809
The accompanying notes are an integral part of these financial statements.
2 | Allspring Large Cap Value Fund

Statement of assets and liabilities—April 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $134,035,759)	$146,526,809
Receivable from manager	30,739
Receivable for Fund shares sold	21,647
Prepaid expenses and other assets	131,956
Total assets	146,711,151
Liabilities
Administration fees payable	17,761
Shareholder servicing fees payable	15,554
Professional fees payable	11,732
Shareholder report expenses payable	8,229
Payable for Fund shares redeemed	2,012
Distribution fee payable	1,271
Accrued expenses and other liabilities	2,956
Total liabilities	59,515
Total net assets	$146,651,636
Net assets consist of
Paid-in capital	$124,936,306
Total distributable earnings	21,715,330
Total net assets	$146,651,636
Computation of net asset value and offering price per share
Net assets–Class A	$71,896,638
Shares outstanding–Class A1	7,173,347
Net asset value per share–Class A	$10.02
Maximum offering price per share – Class A2	$10.63
Net assets–Class C	$2,168,070
Shares outstanding–Class C1	222,541
Net asset value per share–Class C	$9.74
Net assets–Class R6	$21,812,425
Shares outstanding–Class R6[1]	2,156,777
Net asset value per share–Class R6	$10.11
Net assets–Administrator Class	$3,369,643
Shares outstanding–Administrator Class[1]	334,321
Net asset value per share–Administrator Class	$10.08
Net assets–Institutional Class	$47,404,860
Shares outstanding–Institutional Class[1]	4,685,989
Net asset value per share–Institutional Class	$10.12
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Fund | 3

Statement of operations
Statement of operations
Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $86,121)	$2,894,799
Affiliated income allocated from affiliated Master Portfolio	87,959
Interest allocated from affiliated Master Portfolio	318
Expenses allocated from affiliated Master Portfolio	(1,206,174)
Waivers allocated from affiliated Master Portfolio	368,668
Total investment income	2,145,570
Expenses
Management fee	85,642
Administration fees
Class A	160,359
Class C	5,721
Class R6	6,872
Administrator Class	4,934
Institutional Class	80,006
Shareholder servicing fees
Class A	200,449
Class C	7,123
Administrator Class	9,489
Distribution fee
Class C	21,367
Custody and accounting fees	6,022
Professional fees	41,266
Registration fees	103,767
Shareholder report expenses	43,103
Trustees’ fees and expenses	905
Other fees and expenses	11,308
Total expenses	788,333
Less: Fee waivers and/or expense reimbursements
Fund-level	(325,517)
Class A	(27,590)
Class R6	(3,283)
Administrator Class	(1,877)
Institutional Class	(4,839)
Net expenses	425,227
Net investment income	1,720,343
Realized and unrealized gains (losses) on investments
Net realized gains on investments allocated from affiliated Master Portfolio	15,023,883
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	2,046,218
Net realized and unrealized gains (losses) on investments	17,070,101
Net increase in net assets resulting from operations	$18,790,444
The accompanying notes are an integral part of these financial statements.
4 | Allspring Large Cap Value Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended April 30, 2025		Year ended April 30, 2024[1]		Year ended May 31, 2023
Operations
Net investment income		$1,720,343		$2,582,647		$2,921,729
Net realized gains on investments		15,023,883		48,040,681		19,848,834
Net change in unrealized gains (losses) on investments		2,046,218		(14,723,111)		(33,458,109)
Net increase (decrease) in net assets resulting from operations		18,790,444		35,900,217		(10,687,546)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(20,805,299)		(9,124,267)		(16,304,617)
Class C		(766,360)		(388,100)		(740,826)
Class R6		(6,671,429)		(1,876,212)		(3,797,016)
Administrator Class		(1,059,036)		(416,660)		(1,047,406)
Institutional Class		(15,585,217)		(11,051,054)		(21,328,025)
Total distributions to shareholders		(44,887,341)		(22,856,293)		(43,217,890)
Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	424,947	4,740,604	308,556	3,739,064	415,820	5,265,311
Class C	31,656	327,732	28,639	335,449	96,897	1,168,445
Class R6	1,114,038	13,871,910	119,132	1,497,539	123,974	1,716,518
Administrator Class	8,157	90,961	3,874	48,053	3,961	50,313
Institutional Class	1,060,344	11,988,792	1,297,021	15,938,036	1,322,276	17,070,664
		31,019,999		21,558,141		25,271,251
Reinvestment of distributions
Class A	1,985,767	20,533,374	764,770	8,999,261	1,348,065	16,067,784
Class C	76,493	766,360	33,783	388,100	63,426	740,826
Class R6	499,948	5,231,151	93,000	1,104,050	148,681	1,785,702
Administrator Class	54,892	570,828	18,230	215,408	53,517	639,939
Institutional Class	1,483,116	15,506,441	925,698	10,990,717	1,765,170	21,195,384
		42,608,154		21,697,536		40,429,635
Payment for shares redeemed
Class A	(1,725,444)	(20,138,082)	(1,289,111)	(15,627,452)	(1,910,541)	(24,861,078)
Class C	(141,728)	(1,541,695)	(113,065)	(1,339,865)	(134,315)	(1,653,300)
Class R6	(604,908)	(6,967,652)	(402,689)	(4,941,445)	(510,778)	(6,892,525)
Administrator Class	(27,623)	(292,420)	(94,720)	(1,180,768)	(89,944)	(1,125,103)
Institutional Class	(5,146,434)	(61,604,798)	(3,447,189)	(42,694,554)	(3,362,511)	(44,116,398)
		(90,544,647)		(65,784,084)		(78,648,404)
Net decrease in net assets resulting from capital share transactions		(16,916,494)		(22,528,407)		(12,947,518)
Total decrease in net assets		(43,013,391)		(9,484,483)		(66,852,954)
Net assets
Beginning of period		189,665,027		199,149,510		266,002,464
End of period		$146,651,636		$189,665,027		$199,149,510
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Fund | 5

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Class A	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$12.21	$11.52	$14.82	$17.16	$11.49	$13.01
Net investment income	0.10 [2]	0.14 [2]	0.15 [2]	0.11	0.10	0.12
Net realized and unrealized gains (losses) on investments	1.24	2.00	(0.71)	(0.34)	6.29	(0.33)
Total from investment operations	1.34	2.14	(0.56)	(0.23)	6.39	(0.21)
Distributions to shareholders from
Net investment income	(0.09)	(0.16)	(0.14)	(0.11)	(0.11)	(0.13)
Net realized gains	(3.44)	(1.29)	(2.60)	(2.00)	(0.61)	(1.18)
Total distributions to shareholders	(3.53)	(1.45)	(2.74)	(2.11)	(0.72)	(1.31)
Net asset value, end of period	$10.02	$12.21	$11.52	$14.82	$17.16	$11.49
Total return[3]	10.38%	19.27%	(4.19)%	(1.37)%	56.98%	(3.61)%
Ratios to average net assets (annualized)*
Gross expenses	1.10%	1.22%	1.22%	1.19%	1.24%	1.27%
Net expenses	0.88%	1.03%	1.08%	1.07%	1.07%	1.07%
Net investment income	0.85%	1.22%	1.13%	0.69%	0.73%	0.92%
Supplemental data
Portfolio turnover rate[4]	36%	98%	29%	32%	38%	33%
Net assets, end of period (000s omitted)	$71,897	$79,214	$77,198	$101,496	$102,332	$70,680

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.49%
Year ended April 30, 2024[1]	0.63%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
6 | Allspring Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Class C	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$11.97	$11.32	$14.61	$16.97	$11.36	$12.87
Net investment income (loss)	0.01 [2]	0.05 [2]	0.05 [2]	(0.01)	(0.03)	0.02 [2]
Net realized and unrealized gains (losses) on investments	1.22	1.96	(0.69)	(0.35)	6.25	(0.35)
Total from investment operations	1.23	2.01	(0.64)	(0.36)	6.22	(0.33)
Distributions to shareholders from
Net investment income	(0.02)	(0.07)	(0.05)	0.00	0.00	0.00
Net realized gains	(3.44)	(1.29)	(2.60)	(2.00)	(0.61)	(1.18)
Total distributions to shareholders	(3.46)	(1.36)	(2.65)	(2.00)	(0.61)	(1.18)
Net asset value, end of period	$9.74	$11.97	$11.32	$14.61	$16.97	$11.36
Total return[3]	9.52%	18.40%	(4.85)%	(2.22)%	55.94%	(4.41)%
Ratios to average net assets (annualized)*
Gross expenses	1.85%	1.95%	1.97%	1.94%	1.99%	2.02%
Net expenses	1.66%	1.81%	1.83%	1.83%	1.83%	1.83%
Net investment income (loss)	0.08%	0.45%	0.36%	(0.08)%	(0.04)%	0.16%
Supplemental data
Portfolio turnover rate[4]	36%	98%	29%	32%	38%	33%
Net assets, end of period (000s omitted)	$2,168	$3,066	$3,471	$4,103	$4,719	$3,576

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.49%
Year ended April 30, 2024[1]	0.63%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Fund | 7

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Class R6	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$12.29	$11.59	$14.90	$17.24	$11.53	$13.06
Net investment income	0.15 [2]	0.18 [2]	0.20 [2]	0.18 [2]	0.16 [2]	0.18 [2]
Net realized and unrealized gains (losses) on investments	1.25	2.03	(0.70)	(0.34)	6.32	(0.33)
Total from investment operations	1.40	2.21	(0.50)	(0.16)	6.48	(0.15)
Distributions to shareholders from
Net investment income	(0.14)	(0.22)	(0.21)	(0.18)	(0.16)	(0.20)
Net realized gains	(3.44)	(1.29)	(2.60)	(2.00)	(0.61)	(1.18)
Total distributions to shareholders	(3.58)	(1.51)	(2.81)	(2.18)	(0.77)	(1.38)
Net asset value, end of period	$10.11	$12.29	$11.59	$14.90	$17.24	$11.53
Total return[3]	10.76%	19.73%	(3.75)%	(0.98)%	57.75%	(3.25)%
Ratios to average net assets (annualized)*
Gross expenses	0.68%	0.79%	0.78%	0.76%	0.82%	0.84%
Net expenses	0.47%	0.64%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.21%	1.63%	1.55%	1.11%	1.14%	1.33%
Supplemental data
Portfolio turnover rate[4]	36%	98%	29%	32%	38%	33%
Net assets, end of period (000s omitted)	$21,812	$14,102	$15,505	$23,487	$47,301	$37,859

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.48%
Year ended April 30, 2024[1]	0.63%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
8 | Allspring Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Administrator Class	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$12.26	$11.55	$14.86	$17.20	$11.51	$13.03
Net investment income	0.11 [2]	0.15 [2]	0.16 [2]	0.12 [2]	0.11 [2]	0.13 [2]
Net realized and unrealized gains (losses) on investments	1.25	2.02	(0.72)	(0.33)	6.30	(0.33)
Total from investment operations	1.36	2.17	(0.56)	(0.21)	6.41	(0.20)
Distributions to shareholders from
Net investment income	(0.10)	(0.17)	(0.15)	(0.13)	(0.11)	(0.14)
Net realized gains	(3.44)	(1.29)	(2.60)	(2.00)	(0.61)	(1.18)
Total distributions to shareholders	(3.54)	(1.46)	(2.75)	(2.13)	(0.72)	(1.32)
Net asset value, end of period	$10.08	$12.26	$11.55	$14.86	$17.20	$11.51
Total return[3]	10.50%	19.44%	(4.18)%	(1.29)%	57.12%	(3.56)%
Ratios to average net assets (annualized)*
Gross expenses	1.03%	1.14%	1.14%	1.11%	1.17%	1.19%
Net expenses	0.79%	0.95%	1.00%	0.99%	0.99%	0.99%
Net investment income	0.94%	1.32%	1.21%	0.76%	0.81%	1.00%
Supplemental data
Portfolio turnover rate[4]	36%	98%	29%	32%	38%	33%
Net assets, end of period (000s omitted)	$3,370	$3,665	$4,292	$6,001	$5,980	$6,167

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.48%
Year ended April 30, 2024[1]	0.63%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Institutional Class	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$12.30	$11.59	$14.90	$17.24	$11.53	$13.05
Net investment income	0.14 [2]	0.17 [2]	0.19 [2]	0.16	0.15	0.16
Net realized and unrealized gains (losses) on investments	1.25	2.03	(0.71)	(0.34)	6.32	(0.33)
Total from investment operations	1.39	2.20	(0.52)	(0.18)	6.47	(0.17)
Distributions to shareholders from
Net investment income	(0.13)	(0.20)	(0.19)	(0.16)	(0.15)	(0.17)
Net realized gains	(3.44)	(1.29)	(2.60)	(2.00)	(0.61)	(1.18)
Total distributions to shareholders	(3.57)	(1.49)	(2.79)	(2.16)	(0.76)	(1.35)
Net asset value, end of period	$10.12	$12.30	$11.59	$14.90	$17.24	$11.53
Total return[3]	10.70%	19.69%	(3.92)%	(1.08)%	57.58%	(3.33)%
Ratios to average net assets (annualized)*
Gross expenses	0.79%	0.89%	0.89%	0.86%	0.91%	0.94%
Net expenses	0.59%	0.74%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.17%	1.53%	1.45%	1.01%	1.05%	1.25%
Supplemental data
Portfolio turnover rate[4]	36%	98%	29%	32%	38%	33%
Net assets, end of period (000s omitted)	$47,405	$89,618	$98,683	$130,915	$156,330	$96,838

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.49%
Year ended April 30, 2024[1]	0.63%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Large Cap Value Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Cap Value Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Large Cap Value Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of April 30, 2025, the Fund owned 99.99% of Allspring Large Cap Value Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the year ended April 30, 2025 are included in this report and should be read in conjunction with the Fund’s financial statements.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Large Cap Value Fund | 11

Notes to financial statements
As of April 30, 2025, the aggregate cost of all investments for federal income tax purposes was $133,781,975 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$12,744,834
Gross unrealized losses	(0)
Net unrealized gains	$12,744,834
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At April 30, 2025, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal	$146,526,809
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement.  Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations.  As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays, generally on a monthly basis,  Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the year ended April 30, 2025, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee, generally paid on a monthly basis, from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
12 | Allspring Large Cap Value Fund

Notes to financial statements
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through August 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2025, the contractual caps are as follows:

	EXPENSE RATIO CAPS	RATE PRIOR TO OCTOBER 1, 2024
Class A	0.82%	1.01%
Class C	1.57	1.76
Class R6	0.40	0.59
Administrator Class	0.75	0.94
Institutional Class	0.50	0.69
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended April 30, 2025, Allspring Funds Distributor received $2,933 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended April 30, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio.  Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended April 30, 2025 were $63,342,005 and $111,510,811, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended April 30, 2025, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended April 30, 2025, eleven months ended April 30, 2024 and year ended May 31, 2023 were as follows:
	Year ended April 30		Year ended May 31,
	2025	2024	2023
Ordinary income	$11,975,956	$4,146,303	$4,141,234
Long-term capital gain	32,911,385	18,709,990	39,076,656
Allspring Large Cap Value Fund | 13

Notes to financial statements
As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$3,267,287	$5,703,209	$12,744,834
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.SUBSEQUENT EVENT
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Large Cap Value Portfolio (Large Cap Value Portfolio). The transaction will be accomplished on or about August 8, 2025, by the Fund redeeming, its investment in the affiliated Large Cap Value Portfolio, for an in-kind distribution of securities, along with acquiring the assets and assuming the liabilities of Large Cap Value Portfolio. After the transaction, the Fund will operate as a stand-alone fund with its investments managed by Allspring Funds Management and Allspring Investments. At the same meeting, the Board also approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.
14 | Allspring Large Cap Value Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Large Cap Value Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of interests held as of April 30, 2025, by correspondence with the transfer agent of the master portfolio. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
June 26, 2025
Allspring Large Cap Value Fund | 15

Portfolio of investments—April 30, 2025
Portfolio of investments

	Shares	Value
Common stocks: 99.32%
Communication services: 3.95%
Interactive media & services: 3.95%
Alphabet, Inc. Class C	35,994	$5,791,075
Consumer discretionary: 6.77%
Automobiles: 2.31%
General Motors Co.	74,811	3,384,450
Household durables: 2.75%
D.R. Horton, Inc.	31,904	4,030,751
Textiles, apparel & luxury goods: 1.71%
NIKE, Inc. Class B	44,319	2,499,592
Consumer staples: 8.30%
Consumer staples distribution & retail: 2.08%
Walmart, Inc.	31,300	3,043,925
Food products: 3.45%
Mondelez International, Inc. Class A	74,298	5,061,923
Personal care products: 2.77%
Unilever PLC ADR	63,771	4,052,647
Energy: 5.87%
Oil, gas & consumable fuels: 5.87%
ConocoPhillips	30,927	2,756,214
EOG Resources, Inc.	19,157	2,113,592
Exxon Mobil Corp.	35,400	3,739,302
		8,609,108
Financials: 20.55%
Banks: 8.35%
Bank of America Corp.	127,166	5,071,380
Citigroup, Inc.	80,219	5,485,375
JPMorgan Chase & Co.	6,885	1,684,209
		12,240,964
Capital markets: 3.95%
Intercontinental Exchange, Inc.	34,425	5,782,367
Financial services: 6.18%
Berkshire Hathaway, Inc. Class B†	9,669	5,155,994
Fiserv, Inc.†	18,790	3,468,070
Rocket Cos., Inc. Class A	33,761	435,855
		9,059,919
Insurance: 2.07%
American International Group, Inc.	37,222	3,034,338
The accompanying notes are an integral part of these financial statements.
16 | Allspring Large Cap Value Portfolio

Portfolio of investments—April 30, 2025

	Shares	Value
Health care: 14.68%
Biotechnology: 1.78%
Vertex Pharmaceuticals, Inc.†	5,122	$2,609,659
Health care equipment & supplies: 2.69%
Medtronic PLC	46,405	3,933,288
Health care providers & services: 6.23%
Cigna Group	12,931	4,397,057
Labcorp Holdings, Inc.	19,621	4,728,857
		9,125,914
Life sciences tools & services: 2.51%
Danaher Corp.	9,933	1,979,945
ICON PLC ADR†	11,236	1,701,580
		3,681,525
Pharmaceuticals: 1.47%
Johnson & Johnson	13,792	2,155,827
Industrials: 18.79%
Aerospace & defense: 4.13%
L3Harris Technologies, Inc.	9,589	2,109,772
RTX Corp.	31,272	3,944,337
		6,054,109
Electrical equipment: 1.44%
Eaton Corp. PLC	7,154	2,105,923
Ground transportation: 4.33%
Canadian Pacific Kansas City Ltd.	87,526	6,343,009
Industrial conglomerates: 2.55%
3M Co.	4,241	589,117
Honeywell International, Inc.	14,972	3,151,606
		3,740,723
Machinery: 1.38%
Caterpillar, Inc.	6,531	2,019,842
Trading companies & distributors: 4.96%
AerCap Holdings NV	43,642	4,626,052
Air Lease Corp. Class A	56,523	2,643,016
		7,269,068
Information technology: 9.57%
IT services: 3.58%
Accenture PLC Class A	12,076	3,612,535
International Business Machines Corp.	6,730	1,627,449
		5,239,984
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Portfolio | 17

Portfolio of investments—April 30, 2025

	Shares	Value
Semiconductors & semiconductor equipment: 1.60%
NXP Semiconductors NV	12,765	$2,352,717
Software: 4.39%
Cadence Design Systems, Inc.†	9,573	2,850,265
Microsoft Corp.	9,068	3,584,218
		6,434,483
Materials: 4.03%
Chemicals: 2.67%
CF Industries Holdings, Inc.	33,477	2,623,592
Sherwin-Williams Co.	3,628	1,280,394
		3,903,986
Construction materials: 1.36%
Vulcan Materials Co.	7,619	1,998,692
Real estate: 3.87%
Real estate management & development: 1.68%
CBRE Group, Inc. Class A†	20,182	2,465,837
Specialized REITs: 2.19%
Public Storage	10,689	3,211,296
Utilities: 2.94%
Electric utilities: 2.94%
NextEra Energy, Inc.	64,461	4,311,152
Total common stocks (Cost $126,727,280)		145,548,093

		Yield
Short-term investments: 0.90%
Investment companies: 0.90%
Allspring Government Money Market Fund Select Class♠∞		4.26%	1,318,267	1,318,267
Total short-term investments (Cost $1,318,267)				1,318,267
Total investments in securities (Cost $128,045,547)	100.22%			146,866,360
Other assets and liabilities, net	(0.22)			(322,173)
Total net assets	100.00%			$146,544,187

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
18 | Allspring Large Cap Value Portfolio

Portfolio of investments—April 30, 2025

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,084,378	$50,051,630	$(52,817,741)	$0	$0	$1,318,267	1,318,267	$113,997
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Portfolio | 19

Statements of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $126,727,280)	$145,548,093
Investments in affiliated securities, at value (cost $1,318,267)	1,318,267
Cash	25
Receivable for investments sold	215,618
Receivable for dividends	38,116
Prepaid expenses and other assets	9,910
Total assets	147,130,029
Liabilities
Payable for investments purchased	500,731
Advisory fee payable	45,821
Trustees’ fees and expenses payable	4,530
Accrued expenses and other liabilities	34,760
Total liabilities	585,842
Total net assets	$146,544,187
The accompanying notes are an integral part of these financial statements.
20 | Allspring Large Cap Value Portfolio

Statement of operations
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $112,756)	$3,759,917
Income from affiliated securities	113,997
Interest	404
Total investment income	3,874,318
Expenses
Advisory fee	1,437,138
Custody and accounting fees	17,076
Professional fees	55,378
Registration fees	103
Interest holder report expenses	3,491
Trustees’ fees and expenses	15,955
Interest expense	12,758
Other fees and expenses	14,150
Total expenses	1,556,049
Less: Fee waivers and/or expense reimbursements	(474,261)
Net expenses	1,081,788
Net investment income	2,792,530
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities (including in-kind redemptions of $4,353,497)	23,329,549
Foreign currency and foreign currency translations	(62)
Net realized gains on investments	23,329,487
Net change in unrealized gains (losses) on
Unaffiliated securities	(3,336,332)
Foreign currency and foreign currency translations	124
Net change in unrealized gains (losses) on investments	(3,336,208)
Net realized and unrealized gains (losses) on investments	19,993,279
Net increase in net assets resulting from operations	$22,785,809
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Portfolio | 21

Statement of operations
Statements of changes in net assets
	Year ended April 30, 2025	Year ended April 30, 2024[1]	Year ended May 31, 2023
Operations
Net investment income	$2,792,530	$3,829,755	$4,389,636
Net realized gains on investments	23,329,487	60,108,038	24,842,159
Net change in unrealized gains (losses) on investments	(3,336,208)	(17,635,165)	(41,838,078)
Net increase (decrease) in net assets resulting from operations	22,785,809	46,302,628	(12,606,283)
Capital transactions
Contributions	7,793,963	8,601,975	9,137,304
Withdrawals	(124,685,436)	(67,469,900)	(76,376,645)
Net decrease in net assets resulting from capital share transactions	(116,891,473)	(58,867,925)	(67,239,341)
Total decrease in net assets	(94,105,664)	(12,565,297)	(79,845,624)
Net assets
Beginning of period	240,649,851	253,215,148	333,060,772
End of period	$146,544,187	$240,649,851	$253,215,148
1 For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Large Cap Value Portfolio

Financial highlights
Financial highlights

	Year ended April 30		Year ended May 31
	2025	2024[1]	2023	2022	2021	2020
Total return[2]	10.81%	19.77%	(3.77)%	(1.05)%	57.96%	(3.40)%
Ratios to average net assets (annualized)
Gross expenses	0.70%*	0.69%	0.71%	0.69%	0.68%	0.68%
Net expenses[3]	0.49%*	0.63%	0.64%	0.64%	0.64%	0.64%
Net investment income	1.26%*	1.63%	1.56%	1.12%	1.16%	1.36%
Supplemental Data
Portfolio turnover rate	36%	98%	29%	32%	38%	33%

*	Ratios include interest expense relating to interest associated with borrowings and/or leverage transactions as follows:

Year ended April 30, 2025	0.01%

[1]	For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[3]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Value Portfolio | 23

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Cap Value Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
24 | Allspring Large Cap Value Portfolio

Notes to financial statements
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2025, the aggregate cost of all investments for federal income tax purposes was $129,048,609 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$23,423,346
Gross unrealized losses	(5,605,595)
Net unrealized gains	$17,817,751
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,791,075	$0	$0	$5,791,075
Consumer discretionary	9,914,793	0	0	9,914,793
Consumer staples	12,158,495	0	0	12,158,495
Energy	8,609,108	0	0	8,609,108
Financials	30,117,588	0	0	30,117,588
Health care	21,506,213	0	0	21,506,213
Industrials	27,532,674	0	0	27,532,674
Information technology	14,027,184	0	0	14,027,184
Materials	5,902,678	0	0	5,902,678
Real estate	5,677,133	0	0	5,677,133
Utilities	4,311,152	0	0	4,311,152
Short-term investments
Investment companies	1,318,267	0	0	1,318,267
Total assets	$146,866,360	$0	$0	$146,866,360
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2025, the Portfolio did not have any transfers into/out of Level 3.
Allspring Large Cap Value Portfolio | 25

Notes to financial statements
4.
TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.650%
Next $500 million	0.625
Next $1 billion	0.600
Next $2 billion	0.575
Next $4 billion	0.550
Next $4 billion	0.525
Next $4 billion	0.500
Over $16 billion	0.475
For the year ended April 30, 2025, the advisory fee was equivalent to an annual rate of 0.65% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Investments is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the year ended April 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended April 30, 2025 were $78,213,006 and $141,038,942, respectively.
6.
BANK BORROWINGS
The Portfolio, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to portfolio interest holder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
During the year ended April 30, 2025, the Portfolio had average borrowings outstanding of $195,342 at an average rate of 6.53% and paid interest in the amount of $12,758.
7.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
8.
REDEMPTIONS IN-KIND
During the year ended April 30, 2025, the Portfolio redeemed assets through an in-kind redemption for shareholders in the Portfolio. The realized gains (losses) recognized by the Portfolio are reflected on the Statement of operations and these redemption transactions are reflected on the Statement of
26 | Allspring Large Cap Value Portfolio

Notes to financial statements
changes in net assets. The date of the redemption transaction, value of securities issued from the redemption, cash paid, realized gains (losses) and the percentage of the Portfolio redeemed by the shareholder was as follows:
Date	Value of securities issued	Cash	Realized gains (losses)	% of the Portfolio
04-11-2025	$47,792,695	$565,197	$4,353,497	25.13%
9.
OPERATING SEGMENTS
The Portfolio has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Portfolio acts as the Portfolio’s CODM. For the periods presented, the Portfolio operated as a single operating segment. The CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Portfolio’s prospectus which is executed by the Portfolio’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Portfolio’s single segment. This information is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.SUBSEQUENT EVENT
At the Board meeting held on May 27-29, 2025, the Board of Trustees approved the collapse of the master-feeder structure under which the affiliated Allspring Large Cap Value Fund (Large Cap Value Fund) invests 100% of its assets in the Portfolio and the liquidation of the Portfolio. The transaction will be accomplished on or about August 8, 2025, by the affiliated Large Cap Value Fund redeeming, in-kind, its investment in the Portfolio and acquiring all the assets and assuming all the liabilities of the Portfolio. After the transaction, the Portfolio will be liquidated.
Allspring Large Cap Value Portfolio | 27

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Large Cap Value Portfolio (the Portfolio), one of the portfolios constituting Allspring Master Trust, including the portfolio of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
June 26, 2025
28 | Allspring Large Cap Value Portfolio

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 30% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended April 30, 2025.
Pursuant to Section 852 of the Internal Revenue Code, $32,911,385 was designated as a 20% rate gain distribution for the fiscal year ended
April 30, 2025.
Pursuant to Section 854 of the Internal Revenue Code, $4,316,548 of income dividends paid during the fiscal year ended April 30, 2025 has been designated as qualified dividend income (QDI).
For the fiscal year ended April 30, 2025, $64,028 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended April 30, 2025, $10,224,284 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Large Cap Value Fund | 29

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

30 | Allspring Large Cap Value Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR1863 04-25

Allspring Small Company Growth Fund
Long Form Financial Statements
Annual Report
April 30, 2025

Allspring Small Company Growth Fund | 1

Portfolio of investments—April 30, 2025
Portfolio of investments

		Value
Investment companies: 102.83%
Affiliated master portfolio: 102.83%
Allspring Small Company Growth Portfolio		$487,988,199
Total investment companies (Cost $419,375,955)		487,988,199
Total investments in securities (Cost $419,375,955)	102.83%	487,988,199
Other assets and liabilities, net	(2.83)	(13,444,353)
Total net assets	100.00%	$474,543,846
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Small Company Growth Portfolio	96.91%	96.87%	$36,534,595	$(69,036,832)	$2,178,592	$1,768	$549,493	$487,988,199
The accompanying notes are an integral part of these financial statements.
2 | Allspring Small Company Growth Fund

Statement of assets and liabilities—April 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $419,375,955)	$487,988,199
Receivable for Fund shares sold	362,257
Receivable from manager	26,751
Prepaid expenses and other assets	93,294
Total assets	488,470,501
Liabilities
Payable for Fund shares redeemed	13,849,640
Administration fees payable	38,411
Shareholder servicing fees payable	12,548
Trustees’ fees and expenses payable	950
Distribution fee payable	433
Accrued expenses and other liabilities	24,673
Total liabilities	13,926,655
Total net assets	$474,543,846
Net assets consist of
Paid-in capital	$406,118,535
Total distributable earnings	68,425,311
Total net assets	$474,543,846
Computation of net asset value and offering price per share
Net assets–Class A	$27,918,822
Shares outstanding–Class A1	1,151,284
Net asset value per share–Class A	$24.25
Maximum offering price per share – Class A2	$25.73
Net assets–Class C	$726,609
Shares outstanding–Class C1	51,964
Net asset value per share–Class C	$13.98
Net assets–Class R6	$174,236,570
Shares outstanding–Class R6[1]	5,680,745
Net asset value per share–Class R6	$30.67
Net assets–Administrator Class	$34,459,737
Shares outstanding–Administrator Class[1]	1,252,275
Net asset value per share–Administrator Class	$27.52
Net assets–Institutional Class	$237,202,108
Shares outstanding–Institutional Class[1]	7,841,815
Net asset value per share–Institutional Class	$30.25
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 3

Statement of operations—year ended April 30, 2025
Statement of operations
Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $12,036)	$2,178,592
Affiliated income allocated from affiliated Master Portfolio	549,493
Interest allocated from affiliated Master Portfolio	1,768
Expenses allocated from affiliated Master Portfolio	(4,494,996)
Total investment income	(1,765,143)
Expenses
Management fee	273,360
Administration fees
Class A	88,731
Class C	1,786
Class R6	51,374
Administrator Class	54,846
Institutional Class	374,431
Shareholder servicing fees
Class A	110,913
Class C	2,224
Administrator Class	105,464
Distribution fee
Class C	6,674
Custody and accounting fees	10,802
Professional fees	40,884
Registration fees	85,984
Shareholder report expenses	45,353
Trustees’ fees and expenses	17,043
Other fees and expenses	15,994
Total expenses	1,285,863
Less: Fee waivers and/or expense reimbursements
Fund-level	(440,709)
Class A	(1,617)
Class C	(4)
Administrator Class	(8,919)
Institutional Class	(61,737)
Net expenses	772,877
Net investment loss	(2,538,020)
Realized and unrealized gains (losses) on investments
Net realized gains on investments allocated from affiliated Master Portfolio	36,534,595
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	(69,036,832)
Net realized and unrealized gains (losses) on investments	(32,502,237)
Net decrease in net assets resulting from operations	$(35,040,257)
The accompanying notes are an integral part of these financial statements.
4 | Allspring Small Company Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended April 30, 2025		Year ended April 30, 2024[1]		Year ended May 31, 2023
Operations
Net investment loss		$(2,538,020)		$(2,350,170)		$(3,139,615)
Net realized gains on investments		36,534,595		56,352,735		29,634,010
Net change in unrealized gains (losses) on investments		(69,036,832)		18,577,530		(31,050,649)
Net increase (decrease) in net assets resulting from operations		(35,040,257)		72,580,095		(4,556,254)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(6,891,940)		(2,703,387)		(2,956,608)
Class C		(196,289)		(117,461)		(524,720)
Class R6		(23,118,438)		(6,463,913)		(18,290,276)
Administrator Class		(5,323,627)		(2,267,303)		(3,736,177)
Institutional Class		(32,439,733)		(13,806,826)		(31,910,643)
Total distributions to shareholders		(67,970,027)		(25,358,890)		(57,418,424)
Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	415,163	12,210,670	842,346	24,265,972	226,653	6,618,593
Class C	11,645	218,562	9,840	189,937	8,202	151,573
Class R6	2,860,689	110,660,051	957,721	34,307,783	939,968	32,682,134
Administrator Class	118,430	3,964,421	99,121	3,258,303	179,672	5,855,715
Institutional Class	2,596,269	92,643,004	3,523,064	123,219,015	5,808,569	199,389,086
		219,696,708		185,241,010		244,697,101
Reinvestment of distributions
Class A	128,672	3,731,491	55,967	1,584,996	94,538	2,624,367
Class C	8,343	139,916	5,523	99,858	27,185	501,841
Class R6	383,968	14,060,900	169,253	5,864,620	535,212	17,897,479
Administrator Class	161,683	5,319,386	71,657	2,265,077	121,376	3,732,301
Institutional Class	520,678	18,812,065	239,889	8,218,581	460,271	15,239,567
		42,063,758		18,033,132		39,995,555
Payment for shares redeemed
Class A	(982,771)	(28,111,451)	(343,265)	(10,054,357)	(637,477)	(18,452,346)
Class C	(23,469)	(438,396)	(84,851)	(1,609,184)	(188,144)	(3,694,553)
Class R6	(1,268,730)	(45,518,135)	(3,933,361)	(140,189,062)	(1,131,878)	(39,699,243)
Administrator Class	(273,619)	(9,021,088)	(230,979)	(7,555,474)	(242,658)	(7,818,670)
Institutional Class	(3,307,832)	(116,364,434)	(8,090,744)	(277,115,411)	(7,571,990)	(262,535,497)
		(199,453,504)		(436,523,488)		(332,200,309)
Net increase (decrease) in net assets resulting from capital share transactions		62,306,962		(233,249,346)		(47,507,653)
Total decrease in net assets		(40,703,322)		(186,028,141)		(109,482,331)
Net assets
Beginning of period		515,247,168		701,275,309		810,757,640
End of period		$474,543,846		$515,247,168		$701,275,309
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 5

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Class A	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$29.81	$27.83	$30.93	$61.44	$46.62	$48.98
Net investment loss	(0.23)[2]	(0.19)[2]	(0.23)[2]	(0.47)[2]	(0.47)[2]	(0.34)[2]
Net realized and unrealized gains (losses) on investments	(0.96)	0.36	0.15	(5.55)	24.27	2.49
Total from investment operations	(1.19)	0.17	(0.08)	(6.02)	23.80	2.15
Distributions to shareholders from
Net realized gains	(4.37)	1.81	(3.02)	(24.49)	(8.98)	(4.51)
Net asset value, end of period	$24.25	$29.81	$27.83	$30.93	$61.44	$46.62
Total return[3]	(6.39)%	13.94%	(0.22)%	(16.59)%	53.84%	3.70%
Ratios to average net assets (annualized)*
Gross expenses	1.36%	1.35%	1.36%	1.34%	1.33%	1.32%
Net expenses	1.28%	1.28%	1.29%	1.29%	1.29%	1.32%
Net investment loss	(0.76)%	(0.72)%	(0.78)%	(1.04)%	(0.85)%	(0.69)%
Supplemental data
Portfolio turnover rate[4]	56%	40%	37%	61%	44%	41%
Net assets, end of period (000s omitted)	$27,919	$47,405	$28,813	$41,795	$44,249	$36,534

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.82%
Year ended April 30, 2024[1]	0.82%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
6 | Allspring Small Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Class C	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$18.97	$18.45	$21.67	$50.65	$39.84	$42.75
Net investment loss	(0.28)[2]	(0.26)[2]	(0.32)[2]	(0.60)[2]	(0.75)[2]	(0.61)[2]
Net realized and unrealized gains (losses) on investments	(0.34)	(1.03)	0.12	(3.89)	20.54	2.21
Total from investment operations	(0.62)	(1.29)	(0.20)	(4.49)	19.79	1.60
Distributions to shareholders from
Net realized gains	(4.37)	1.81	(3.02)	(24.49)	(8.98)	(4.51)
Net asset value, end of period	$13.98	$18.97	$18.45	$21.67	$50.65	$39.84
Total return[3]	(7.10)%	13.09%	(0.92)%	(17.25)%	52.86%	2.92%
Ratios to average net assets (annualized)*
Gross expenses	2.11%	2.08%	2.09%	2.08%	2.08%	2.07%
Net expenses	2.03%	2.03%	2.04%	2.04%	2.04%	2.07%
Net investment loss	(1.52)%	(1.49)%	(1.56)%	(1.71)%	(1.60)%	(1.44)%
Supplemental data
Portfolio turnover rate[4]	56%	40%	37%	61%	44%	41%
Net assets, end of period (000s omitted)	$727	$1,052	$2,305	$6,018	$9,235	$9,336

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.82%
Year ended April 30, 2024[1]	0.82%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 7

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Class R6	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$36.53	$33.60	$36.55	$67.95	$50.64	$52.65
Net investment loss	(0.14)[2]	(0.10)[2]	(0.12)[2]	(0.26)[2]	(0.17)	(0.14)[2]
Net realized and unrealized gains (losses) on investments	(1.35)	1.22	0.19	(6.65)	26.46	2.64
Total from investment operations	(1.49)	1.12	0.07	(6.91)	26.29	2.50
Distributions to shareholders from
Net realized gains	(4.37)	1.81	(3.02)	(24.49)	(8.98)	(4.51)
Net asset value, end of period	$30.67	$36.53	$33.60	$36.55	$67.95	$50.64
Total return[3]	(6.02)%	14.38%	0.24%	(16.24)%	54.53%	4.12%
Ratios to average net assets (annualized)*
Gross expenses	0.94%	0.93%	0.92%	0.91%	0.90%	0.90%
Net expenses	0.86%	0.86%	0.86%	0.86%	0.86%	0.89%
Net investment loss	(0.37)%	(0.31)%	(0.35)%	(0.48)%	(0.41)%	(0.27)%
Supplemental data
Portfolio turnover rate[4]	56%	40%	37%	61%	44%	41%
Net assets, end of period (000s omitted)	$174,237	$135,323	$218,785	$225,464	$407,311	$462,050

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.82%
Year ended April 30, 2024[1]	0.82%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
8 | Allspring Small Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Administrator Class	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$33.28	$30.85	$33.92	$64.98	$48.87	$51.10
Net investment loss	(0.23)[2]	(0.19)[2]	(0.22)[2]	(0.47)[2]	(0.44)[2]	(0.29)[2]
Net realized and unrealized gains (losses) on investments	(1.16)	0.81	0.17	(6.10)	25.53	2.57
Total from investment operations	(1.39)	0.62	(0.05)	(6.57)	25.09	2.28
Distributions to shareholders from
Net realized gains	(4.37)	1.81	(3.02)	(24.49)	(8.98)	(4.51)
Net asset value, end of period	$27.52	$33.28	$30.85	$33.92	$64.98	$48.87
Total return[3]	(6.32)%	14.04%	(0.11)%	(16.52)%	54.02%	3.80%
Ratios to average net assets (annualized)*
Gross expenses	1.29%	1.28%	1.27%	1.26%	1.25%	1.24%
Net expenses	1.19%	1.19%	1.19%	1.19%	1.19%	1.20%
Net investment loss	(0.69)%	(0.64)%	(0.68)%	(0.93)%	(0.74)%	(0.57)%
Supplemental data
Portfolio turnover rate[4]	56%	40%	37%	61%	44%	41%
Net assets, end of period (000s omitted)	$34,460	$41,454	$40,293	$42,317	$62,092	$55,917

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.82%
Year ended April 30, 2024[1]	0.82%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Institutional Class	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$36.10	$33.26	$36.24	$67.62	$50.47	$52.51
Net investment loss	(0.16)[2]	(0.13)[2]	(0.15)[2]	(0.27)[2]	(0.29)	(0.17)[2]
Net realized and unrealized gains (losses) on investments	(1.32)	1.16	0.19	(6.62)	26.42	2.64
Total from investment operations	(1.48)	1.03	0.04	(6.89)	26.13	2.47
Distributions to shareholders from
Net realized gains	(4.37)	1.81	(3.02)	(24.49)	(8.98)	(4.51)
Net asset value, end of period	$30.25	$36.10	$33.26	$36.24	$67.62	$50.47
Total return[3]	(6.07)%	14.26%	0.16%	(16.31)%	54.39%	4.07%
Ratios to average net assets (annualized)*
Gross expenses	1.04%	1.03%	1.03%	1.01%	1.00%	1.00%
Net expenses	0.94%	0.94%	0.94%	0.94%	0.94%	0.95%
Net investment loss	(0.44)%	(0.41)%	(0.43)%	(0.51)%	(0.49)%	(0.32)%
Supplemental data
Portfolio turnover rate[4]	56%	40%	37%	61%	44%	41%
Net assets, end of period (000s omitted)	$237,202	$290,013	$411,080	$495,163	$819,760	$793,581

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.82%
Year ended April 30, 2024[1]	0.82%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Small Company Growth Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Growth Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Small Company Growth Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of April 30, 2025, the Fund owned 96.87% of Allspring Small Company Growth Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the year ended April 30, 2025 are included in this report and should be read in conjunction with the Fund’s financial statements.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Small Company Growth Fund | 11

Notes to financial statements
As of April 30, 2025, the aggregate cost of all investments for federal income tax purposes was $428,848,032 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$59,140,167
Gross unrealized losses	(0)
Net unrealized gains	$59,140,167
As of April 30, 2025, the Fund had current year post-October capital losses consisting of $3,780,725 in short-term losses and a qualified late-year ordinary loss of $1,005,185 which will both be recognized on the first day of the following fiscal year.
Deferred post-October capital loss
Short Term	Late Year Ordinary Fees Deferred
(3,780,725)	(1,005,185)
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At April 30, 2025, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Small Company Growth Portfolio	Seek long-term capital appreciation	$487,988,199
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement.  Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations.  As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays, generally on a monthly basis,  Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the year ended April 30, 2025, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee, generally paid on a monthly basis, from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
12 | Allspring Small Company Growth Fund

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through August 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.28%
Class C	2.03
Class R6	0.86
Administrator Class	1.19
Institutional Class	0.94
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended April 30, 2025, Allspring Funds Distributor received $651 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended April 30, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio.  Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended April 30, 2025 were $301,192,415 and $306,411,363, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended April 30, 2025, there were no borrowings by the Fund under the agreement.
Allspring Small Company Growth Fund | 13

Notes to financial statements
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended April 30, 2025, eleven months ended April 30, 2024 and year ended May 31, 2023 were as follows:
	Year ended April 30		Year ended May 31,
	2025	2024	2023
Ordinary income	$557,592	$0	$0
Long-term capital gain	67,412,435	25,358,890	57,418,424
As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:
			Post-October capital losses deferred
Undistributed long-term gain	Unrealized gains	Late-year ordinary losses deferred	Short-term
$14,071,054	$59,140,167	$(1,005,185)	$(3,780,725)
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.SUBSEQUENT EVENT
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.
14 | Allspring Small Company Growth Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Small Company Growth Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of interests held as of April 30, 2025, by correspondence with the transfer agent of the master portfolio. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
June 26, 2025
Allspring Small Company Growth Fund | 15

Portfolio of investments—April 30, 2025
Portfolio of investments

	Shares	Value
Common stocks: 95.30%
Communication services: 0.43%
Entertainment: 0.43%
Lions Gate Entertainment Corp. Class B†	272,940	$2,178,061
Consumer discretionary: 9.59%
Automobile components: 1.87%
Modine Manufacturing Co.†	52,326	4,271,895
Patrick Industries, Inc.	66,868	5,147,498
		9,419,393
Broadline retail: 1.04%
Ollie’s Bargain Outlet Holdings, Inc.†	49,234	5,224,220
Hotels, restaurants & leisure: 1.85%
International Game Technology PLC	327,807	5,376,035
Life Time Group Holdings, Inc.†	128,458	3,938,522
		9,314,557
Household durables: 1.07%
Champion Homes, Inc.†	62,443	5,401,320
Specialty retail: 2.93%
Academy Sports & Outdoors, Inc.	69,851	2,631,986
Boot Barn Holdings, Inc.†	38,213	3,987,144
Burlington Stores, Inc.†	19,023	4,280,936
Valvoline, Inc.†	112,224	3,844,794
		14,744,860
Textiles, apparel & luxury goods: 0.83%
On Holding AG Class A†	87,431	4,206,305
Consumer staples: 3.54%
Beverages: 0.72%
Celsius Holdings, Inc.†	103,232	3,608,991
Consumer staples distribution & retail: 1.02%
Performance Food Group Co.†	63,348	5,109,649
Food products: 0.42%
SunOpta, Inc.†	493,337	2,131,216
Personal care products: 1.38%
e.l.f. Beauty, Inc.†	34,303	2,122,327
Oddity Tech Ltd. Class A†	78,853	4,844,728
		6,967,055
The accompanying notes are an integral part of these financial statements.
16 | Allspring Small Company Growth Portfolio

Portfolio of investments—April 30, 2025

	Shares	Value
Energy: 1.91%
Energy equipment & services: 1.54%
Flowco Holdings, Inc. Class A†	156,771	$3,028,816
TechnipFMC PLC	168,136	4,736,391
		7,765,207
Oil, gas & consumable fuels: 0.37%
Civitas Resources, Inc.	67,465	1,838,421
Financials: 12.73%
Banks: 2.41%
Coastal Financial Corp.†	62,943	5,170,768
Glacier Bancorp, Inc.	79,442	3,238,056
Triumph Financial, Inc.†	70,334	3,757,242
		12,166,066
Capital markets: 3.39%
DigitalBridge Group, Inc.	282,017	2,368,943
Evercore, Inc. Class A	26,117	5,361,559
Stifel Financial Corp.	68,382	5,859,653
Virtu Financial, Inc. Class A	89,208	3,492,493
		17,082,648
Financial services: 1.88%
Essent Group Ltd.	96,508	5,494,200
Shift4 Payments, Inc. Class A†	48,410	3,959,938
		9,454,138
Insurance: 5.05%
Baldwin Insurance Group, Inc. Class A†	129,939	5,408,061
Bowhead Specialty Holdings, Inc.†	125,202	5,031,869
Palomar Holdings, Inc.†	30,918	4,483,728
Ryan Specialty Holdings, Inc. Class A	76,531	5,013,546
Skyward Specialty Insurance Group, Inc.†	103,790	5,510,211
		25,447,415
Health care: 21.67%
Biotechnology: 9.95%
ADMA Biologics, Inc.†	161,353	3,840,201
Alkermes PLC†	105,673	3,040,212
Amicus Therapeutics, Inc.†	452,010	3,471,437
ARS Pharmaceuticals, Inc.†	228,237	3,188,471
Biohaven Ltd.†	80,653	1,784,044
Blueprint Medicines Corp.†	43,470	3,890,565
Cytokinetics, Inc.†	70,775	3,032,001
Dynavax Technologies Corp.†	306,521	3,601,622
Insmed, Inc.†	82,062	5,908,464
Kiniksa Pharmaceuticals International PLC Class A†	130,344	3,515,378
Neurocrine Biosciences, Inc.†	33,087	3,563,139
Sarepta Therapeutics, Inc.†	33,849	2,112,178
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Portfolio | 17

Portfolio of investments—April 30, 2025

	Shares	Value
Biotechnology(continued)
SpringWorks Therapeutics, Inc.†	70,614	$3,269,428
Ultragenyx Pharmaceutical, Inc.†	84,493	3,293,537
Vericel Corp.†	68,823	2,616,651
		50,127,328
Health care equipment & supplies: 3.36%
Artivion, Inc.†	141,997	3,363,909
CONMED Corp.	45,448	2,231,951
Haemonetics Corp.†	70,322	4,431,693
iRhythm Technologies, Inc.†	37,779	4,038,197
TransMedics Group, Inc.†	31,011	2,853,322
		16,919,072
Health care providers & services: 1.43%
HealthEquity, Inc.†	42,701	3,660,330
Privia Health Group, Inc.†	151,615	3,559,920
		7,220,250
Health care technology: 2.09%
Evolent Health, Inc. Class A†	233,606	2,303,355
Phreesia, Inc.†	132,438	3,305,653
Waystar Holding Corp.†	132,083	4,909,525
		10,518,533
Life sciences tools & services: 3.54%
Adaptive Biotechnologies Corp.†	314,467	2,314,477
Avantor, Inc.†	409,903	5,324,640
Azenta, Inc.†	70,207	1,849,253
BioLife Solutions, Inc.†	165,092	3,980,368
Stevanato Group SpA	207,576	4,330,035
		17,798,773
Pharmaceuticals: 1.30%
Axsome Therapeutics, Inc.†	29,873	3,354,439
Ocular Therapeutix, Inc.†	385,644	3,200,845
		6,555,284
Industrials: 22.10%
Aerospace & defense: 1.61%
AAR Corp.†	66,528	3,556,587
Kratos Defense & Security Solutions, Inc.†	135,525	4,578,712
		8,135,299
Building products: 3.74%
AAON, Inc.	51,763	4,724,409
Advanced Drainage Systems, Inc.	49,715	5,642,156
AZEK Co., Inc. Class A†	84,566	4,191,091
Zurn Elkay Water Solutions Corp.	125,892	4,275,292
		18,832,948
The accompanying notes are an integral part of these financial statements.
18 | Allspring Small Company Growth Portfolio

Portfolio of investments—April 30, 2025

	Shares	Value
Commercial services & supplies: 1.51%
CECO Environmental Corp.†	109,776	$2,611,571
Montrose Environmental Group, Inc.†	107,835	1,577,626
RB Global, Inc.	33,969	3,420,678
		7,609,875
Construction & engineering: 2.59%
Construction Partners, Inc. Class A†	59,702	4,903,922
Dycom Industries, Inc.†	25,985	4,353,787
MYR Group, Inc.†	30,813	3,769,046
		13,026,755
Electrical equipment: 0.61%
Generac Holdings, Inc.†	26,765	3,061,381
Ground transportation: 0.58%
Knight-Swift Transportation Holdings, Inc.	74,499	2,918,126
Machinery: 3.68%
Chart Industries, Inc.†	31,828	4,296,143
Flowserve Corp.	79,837	3,611,028
JBT Marel Corp.	35,810	3,769,361
SPX Technologies, Inc.†	43,103	5,782,267
Wabash National Corp.	157,777	1,090,239
		18,549,038
Marine transportation: 0.94%
Kirby Corp.†	49,443	4,764,822
Professional services: 4.27%
FTI Consulting, Inc.†	20,964	3,485,894
KBR, Inc.	118,253	6,244,941
SS&C Technologies Holdings, Inc.	83,171	6,287,727
Verra Mobility Corp. Class A†	251,792	5,489,066
		21,507,628
Trading companies & distributors: 2.57%
Boise Cascade Co.	32,189	3,002,590
Core & Main, Inc. Class A†	106,008	5,584,501
FTAI Aviation Ltd.	40,657	4,354,771
		12,941,862
Information technology: 21.29%
Communications equipment: 1.62%
Ciena Corp.†	76,301	5,124,375
Lumentum Holdings, Inc.†	51,489	3,039,911
		8,164,286
Electronic equipment, instruments & components: 2.66%
Advanced Energy Industries, Inc.	41,259	4,019,039
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Portfolio | 19

Portfolio of investments—April 30, 2025

	Shares	Value
Electronic equipment, instruments & components(continued)
Itron, Inc.†	38,964	$4,336,303
PAR Technology Corp.†	86,429	5,047,454
		13,402,796
Semiconductors & semiconductor equipment: 2.68%
Allegro MicroSystems, Inc.†	122,229	2,330,907
FormFactor, Inc.†	95,316	2,682,192
Onto Innovation, Inc.†	18,059	2,202,656
Synaptics, Inc.†	64,208	3,573,818
Teradyne, Inc.	36,638	2,718,906
		13,508,479
Software: 13.55%
Agilysys, Inc.†	47,459	3,528,577
Box, Inc. Class A†	212,690	6,640,182
Braze, Inc. Class A†	107,705	3,352,857
Confluent, Inc. Class A†	165,177	3,932,864
CyberArk Software Ltd.†	17,763	6,255,418
JFrog Ltd.†	157,893	5,332,047
LiveRamp Holdings, Inc.†	113,728	2,975,124
nCino, Inc.†	132,145	3,065,764
Nutanix, Inc. Class A†	63,857	4,386,976
Procore Technologies, Inc.†	61,609	3,948,521
PTC, Inc.†	40,770	6,318,127
Q2 Holdings, Inc.†	44,277	3,508,952
SentinelOne, Inc. Class A†	185,236	3,426,866
Sprout Social, Inc. Class A†	82,571	1,726,560
Varonis Systems, Inc. Class B†	121,829	5,219,154
Vertex, Inc. Class A†	115,481	4,622,704
		68,240,693
Technology hardware, storage & peripherals: 0.78%
Pure Storage, Inc. Class A†	86,191	3,909,624
Materials: 2.04%
Chemicals: 1.23%
Element Solutions, Inc.	304,184	6,208,396
Metals & mining: 0.81%
Steel Dynamics, Inc.	31,448	4,079,120
Total common stocks (Cost $359,850,976)		480,059,890
The accompanying notes are an integral part of these financial statements.
20 | Allspring Small Company Growth Portfolio

Portfolio of investments—April 30, 2025

		Yield	Shares	Value
Short-term investments: 2.83%
Investment companies: 2.83%
Allspring Government Money Market Fund Select Class♠∞		4.26%	14,254,176	$14,254,176
Total short-term investments (Cost $14,254,176)				14,254,176
Total investments in securities (Cost $374,105,152)	98.13%			494,314,066
Other assets and liabilities, net	1.87			9,423,226
Total net assets	100.00%			$503,737,292

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,643,722	$220,558,051	$(217,947,597)	$0	$0	$14,254,176	14,254,176	$566,275
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Portfolio | 21

Statement of assets and liabilities—April 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $359,850,976)	$480,059,890
Investments in affiliated securities, at value (cost $14,254,176)	14,254,176
Receivable for investments sold	10,907,100
Receivable for dividends	41,441
Prepaid expenses and other assets	2,084
Total assets	505,264,691
Liabilities
Payable for investments purchased	1,165,536
Advisory fee payable	321,558
Trustees’ fees and expenses payable	476
Accrued expenses and other liabilities	39,829
Total liabilities	1,527,399
Total net assets	$503,737,292
The accompanying notes are an integral part of these financial statements.
22 | Allspring Small Company Growth Portfolio

Statement of operations—year ended April 30, 2025
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $12,403)	$2,245,428
Income from affiliated securities	566,275
Interest	1,823
Total investment income	2,813,526
Expenses
Advisory fee	4,483,683
Custody and accounting fees	14,198
Professional fees	55,666
Registration fees	103
Interest holder report expenses	4,072
Trustees’ fees and expenses	17,333
Interest expense	1,227
Other fees and expenses	55,659
Total expenses	4,631,941
Net investment loss	(1,818,415)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	37,266,659
Net change in unrealized gains (losses) on investments	(70,330,593)
Net realized and unrealized gains (losses) on investments	(33,063,934)
Net decrease in net assets resulting from operations	$(34,882,349)
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Portfolio | 23

Statement of changes in net assets
Statement of changes in net assets
	Year ended April 30, 2025	Year ended April 30, 2024[1]	Year ended May 31, 2023
Operations
Net investment loss	$(1,818,415)	$(1,608,028)	$(2,242,958)
Net realized gains on investments	37,266,659	57,215,365	29,814,098
Net change in unrealized gains (losses) on investments	(70,330,593)	20,269,586	(30,986,997)
Net increase (decrease) in net assets resulting from operations	(34,882,349)	75,876,923	(3,415,857)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	110,263,703	70,264,222	99,599,958
Withdrawals	(103,065,131)	(332,276,622)	(207,887,653)
Net increase (decrease) in net assets resulting from capital share transactions	7,198,572	(262,012,400)	(108,287,695)
Total decrease in net assets	(27,683,777)	(186,135,477)	(111,703,552)
Net assets
Beginning of period	531,421,069	717,556,546	829,260,098
End of period	$503,737,292	$531,421,069	$717,556,546
1 For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Small Company Growth Portfolio

Financial highlights
Financial highlights

	Year ended April 30		Year ended May 31
	2025	2024[1]	2023	2022	2021	2020
Total return[2]	(5.90)%	14.36%	0.24%	(16.28)%	54.64%	4.08%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.82%	0.81%	0.79%	0.78%
Net expenses[3]	0.82%	0.82%	0.82%	0.81%	0.79%	0.78%
Net investment loss	(0.32)%	(0.28)%	(0.31)%	(0.42)%	(0.34)%	(0.16)%
Supplemental Data
Portfolio turnover rate	56%	40%	37%	61%	44%	41%

[1]	For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[3]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Portfolio | 25

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Growth Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2025, the aggregate cost of all investments for federal income tax purposes was $390,747,341 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$154,123,512
Gross unrealized losses	(50,556,787)
Net unrealized gains	$103,566,725
26 | Allspring Small Company Growth Portfolio

Notes to financial statements
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,178,061	$0	$0	$2,178,061
Consumer discretionary	48,310,655	0	0	48,310,655
Consumer staples	17,816,911	0	0	17,816,911
Energy	9,603,628	0	0	9,603,628
Financials	64,150,267	0	0	64,150,267
Health care	109,139,240	0	0	109,139,240
Industrials	111,347,734	0	0	111,347,734
Information technology	107,225,878	0	0	107,225,878
Materials	10,287,516	0	0	10,287,516
Short-term investments
Investment companies	14,254,176	0	0	14,254,176
Total assets	$494,314,066	$0	$0	$494,314,066
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2025, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.800%
Next $500 million	0.775
Next $1 billion	0.750
Next $1 billion	0.725
Next $1 billion	0.700
Over $4 billion	0.680
For the year ended April 30, 2025, the advisory fee was equivalent to an annual rate of 0.80% of the Portfolio’s average daily net assets.
Allspring Small Company Growth Portfolio | 27

Notes to financial statements
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Peregrine Capital Management, LLC, which is not an affiliate of Allspring Funds Management, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate of 0.38% of the Portfolio’s average daily net assets.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the year ended April 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended April 30, 2025 were $310,225,268 and $315,672,281, respectively.
6.
BANK BORROWINGS
The Portfolio, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to portfolio interest holder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
During the year ended April 30, 2025, the Portfolio had average borrowings outstanding of $21,644 at an average rate of 5.67% and paid interest in the amount of $1,227.
7.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
8.
OPERATING SEGMENTS
The Portfolio has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Portfolio acts as the Portfolio’s CODM. For the periods presented, the Portfolio operated as a single operating segment. The CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Portfolio’s prospectus which is executed by the Portfolio’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Portfolio’s single segment. This information is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
28 | Allspring Small Company Growth Portfolio

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Small Company Growth Portfolio (the Portfolio), one of the portfolios constituting Allspring Master Trust, including the portfolio of investments, as of April 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
June 26, 2025
Allspring Small Company Growth Portfolio | 29

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 100% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended April 30, 2025.
Pursuant to Section 852 of the Internal Revenue Code, $67,412,435 was designated as a 20% rate gain distribution for the fiscal year ended
April 30, 2025.
Pursuant to Section 854 of the Internal Revenue Code, $557,592 of income dividends paid during the fiscal year ended April 30, 2025 has been designated as qualified dividend income (QDI).
For the fiscal year ended April 30, 2025, $557,592 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

30 | Allspring Small Company Growth Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Small Company Growth Fund | 31

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR1848 04-25

Allspring Small Company Value Fund
Long Form Financial Statements
Annual Report
April 30, 2025

Allspring Small Company Value Fund | 1

Portfolio of investments—April 30, 2025
Portfolio of investments

		Value
Investment companies: 99.95%
Affiliated master portfolio: 99.95%
Allspring Small Company Value Portfolio		$544,851,696
Total investment companies (Cost $469,737,875)		544,851,696
Total investments in securities (Cost $469,737,875)	99.95%	544,851,696
Other assets and liabilities, net	0.05	281,327
Total net assets	100.00%	$545,133,023
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Small Company Value Portfolio	92.00%	90.89%	$23,212,643	$(41,768,507)	$12,023,964	$2,427	$294,382	$544,851,696
The accompanying notes are an integral part of these financial statements.
2 | Allspring Small Company Value Fund

Statement of assets and liabilities—April 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $469,737,875)	$544,851,696
Cash	2
Receivable for Fund shares sold	405,090
Receivable from manager	63,652
Prepaid expenses and other assets	93,422
Total assets	545,413,862
Liabilities
Shareholder servicing fees payable	95,345
Payable for Fund shares redeemed	91,576
Administration fees payable	73,173
Distribution fee payable	796
Trustees’ fees and expenses payable	430
Accrued expenses and other liabilities	19,519
Total liabilities	280,839
Total net assets	$545,133,023
Net assets consist of
Paid-in capital	$483,832,413
Total distributable earnings	61,300,610
Total net assets	$545,133,023
Computation of net asset value and offering price per share
Net assets–Class A	$313,708,887
Shares outstanding–Class A1	9,880,118
Net asset value per share–Class A	$31.75
Maximum offering price per share – Class A2	$33.69
Net assets–Class C	$1,323,877
Shares outstanding–Class C1	49,253
Net asset value per share–Class C	$26.88
Net assets–Class R6	$20,016,997
Shares outstanding–Class R6[1]	604,879
Net asset value per share–Class R6	$33.09
Net assets–Administrator Class	$16,097,683
Shares outstanding–Administrator Class[1]	492,768
Net asset value per share–Administrator Class	$32.67
Net assets–Institutional Class	$193,985,579
Shares outstanding–Institutional Class[1]	5,902,684
Net asset value per share–Institutional Class	$32.86
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 3

Statement of operations—year ended April 30, 2025
Statement of operations
Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $32,946)	$12,023,964
Affiliated income allocated from affiliated Master Portfolio	294,382
Interest allocated from affiliated Master Portfolio	2,427
Interest	8
Expenses allocated from affiliated Master Portfolio	(5,259,690)
Waivers allocated from affiliated Master Portfolio	465,852
Total investment income	7,526,943
Expenses
Management fee	323,889
Administration fees
Class A	745,691
Class C	3,120
Class R6	6,423
Administrator Class	24,777
Institutional Class	302,774
Shareholder servicing fees
Class A	932,113
Class C	3,900
Administrator Class	47,514
Distribution fee
Class C	11,699
Custody and accounting fees	11,996
Professional fees	29,418
Registration fees	141,942
Shareholder report expenses	140,029
Trustees’ fees and expenses	16,289
Other fees and expenses	56,763
Total expenses	2,798,337
Less: Fee waivers and/or expense reimbursements
Fund-level	(844,756)
Class A	(238,474)
Class C	(340)
Administrator Class	(9,548)
Net expenses	1,705,219
Net investment income	5,821,724
Realized and unrealized gains (losses) on investments
Net realized gains on investments allocated from affiliated Master Portfolio	23,212,643
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	(41,768,507)
Net realized and unrealized gains (losses) on investments	(18,555,864)
Net decrease in net assets resulting from operations	$(12,734,140)
The accompanying notes are an integral part of these financial statements.
4 | Allspring Small Company Value Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended April 30, 2025		Year ended April 30, 2024[1]		Year ended May 31, 2023
Operations
Net investment income		$5,821,724		$4,601,138		$4,259,156
Net realized gains (losses) on investments		23,212,643		28,604,686		(12,161,642)
Net change in unrealized gains (losses) on investments		(41,768,507)		55,806,051		(44,270,421)
Net increase (decrease) in net assets resulting from operations		(12,734,140)		89,011,875		(52,172,907)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(28,904,189)		(2,682,829)		(14,333,053)
Class C		(137,366)		0		(93,570)
Class R6		(1,630,283)		(215,043)		(506,589)
Administrator Class		(1,442,395)		(166,705)		(798,183)
Institutional Class		(17,727,195)		(1,194,588)		(5,228,302)
Total distributions to shareholders		(49,841,428)		(4,259,165)		(20,959,697)
Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	364,142	13,392,473	271,151	9,007,315	398,977	12,672,302
Class C	27,596	887,264	4,499	125,743	6,555	180,325
Class R6	287,828	10,990,259	240,548	8,243,846	357,751	11,911,540
Administrator Class	81,672	3,122,551	58,386	2,030,545	196,183	6,527,787
Institutional Class	1,400,503	53,549,918	4,339,134	158,877,502	1,630,016	54,246,836
		81,942,465		178,284,951		85,538,790
Reinvestment of distributions
Class A	744,474	28,285,118	73,847	2,629,686	437,444	14,076,915
Class C	4,256	137,366	0	0	3,383	93,570
Class R6	41,236	1,630,283	5,815	215,043	15,179	506,589
Administrator Class	35,453	1,385,843	4,346	158,922	23,252	768,015
Institutional Class	449,811	17,673,123	32,273	1,186,373	156,571	5,199,039
		49,111,733		4,190,024		20,644,128
Payment for shares redeemed
Class A	(1,550,961)	(56,443,818)	(1,255,276)	(42,111,164)	(1,488,263)	(47,166,763)
Class C	(28,685)	(917,919)	(11,281)	(318,682)	(34,738)	(926,078)
Class R6	(265,725)	(10,169,946)	(202,147)	(7,103,279)	(124,227)	(4,060,442)
Administrator Class	(147,906)	(5,637,178)	(133,374)	(4,583,578)	(311,874)	(10,266,220)
Institutional Class	(2,870,622)	(109,309,331)	(1,151,960)	(39,641,717)	(1,435,391)	(47,534,257)
		(182,478,192)		(93,758,420)		(109,953,760)
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 5

Statement of changes in net assets
Statement of changes in net assets
	Year ended April 30, 2025		Year ended April 30, 2024[1]		Year ended May 31, 2023
	Shares		Shares		Shares
Net asset value of shares issued in acquisition
Class A	0	$0	919,250	$32,721,972	0	$0
Class C	0	0	1,195	36,509	0	0
Class R6	0	0	22,396	828,395	0	0
Administrator Class	0	0	9,163	334,948	0	0
Institutional Class	0	0	81,124	2,982,100	0	0
		0		36,903,924		0
Net increase (decrease) in net assets resulting from capital share transactions		(51,423,994)		125,620,479		(3,770,842)
Total increase (decrease) in net assets		(113,999,562)		210,373,189		(76,903,446)
Net assets
Beginning of period		659,132,585		448,759,396		525,662,842
End of period		$545,133,023		$659,132,585		$448,759,396
1 For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Small Company Value Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Class A	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$35.41	$29.53	$34.30	$37.11	$20.91	$24.22
Net investment income	0.29 [2]	0.27 [2]	0.24 [2]	0.12 [2]	0.09	0.18 [2]
Net realized and unrealized gains (losses) on investments	(1.01)	5.89	(3.66)	(0.71)	16.22	(3.35)
Total from investment operations	(0.72)	6.16	(3.42)	(0.59)	16.31	(3.17)
Distributions to shareholders from
Net investment income	(0.44)	(0.28)	0.00	(0.08)	(0.11)	(0.14)
Net realized gains	(2.50)	0.00	(1.35)	(2.14)	0.00	0.00
Total distributions to shareholders	(2.94)	(0.28)	(1.35)	(2.22)	(0.11)	(0.14)
Net asset value, end of period	$31.75	$35.41	$29.53	$34.30	$37.11	$20.91
Total return[3]	(3.34)%	20.84%	(10.31)%	(1.77)%	77.80%	(13.25)%
Ratios to average net assets (annualized)*
Gross expenses	1.30%	1.30%	1.32%	1.32%	1.32%	1.32%
Net expenses	1.11%	1.12%	1.14%	1.14%	1.14%	1.13%
Net investment income	0.79%	0.89%	0.76%	0.33%	0.33%	0.74%
Supplemental data
Portfolio turnover rate[4]	114%	107%	87%	70%	62%	78%
Net assets, end of period (000s omitted)	$313,709	$365,526	$304,601	$376,072	$414,013	$262,574

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.74%
Year ended April 30, 2024[1]	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 7

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Class C	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$30.35	$25.30	$29.79	$32.69	$18.43	$21.48
Net investment income (loss)	(0.00)[2,3]	0.03 [3]	0.00 [3,4]	(0.12)[3]	(0.07)[3]	0.01 [3]
Net realized and unrealized gains (losses) on investments	(0.81)	5.02	(3.14)	(0.64)	14.33	(3.00)
Total from investment operations	(0.81)	5.05	(3.14)	(0.76)	14.26	(2.99)
Distributions to shareholders from
Net investment income	(0.16)	0.00	0.00	0.00	0.00	(0.06)
Net realized gains	(2.50)	0.00	(1.35)	(2.14)	0.00	0.00
Total distributions to shareholders	(2.66)	0.00	(1.35)	(2.14)	0.00	(0.06)
Net asset value, end of period	$26.88	$30.35	$25.30	$29.79	$32.69	$18.43
Total return[5]	(4.11)%	19.92%	(10.94)%	(2.56)%	76.80%	(13.98)%
Ratios to average net assets (annualized)*
Gross expenses	2.05%	2.05%	2.07%	2.07%	2.06%	2.08%
Net expenses	1.90%	1.90%	1.90%	1.90%	1.90%	1.90%
Net investment income (loss)	(0.00)%	0.11%	0.00%	(0.39)%	(0.29)%	0.02%
Supplemental data
Portfolio turnover rate[6]	114%	107%	87%	70%	62%	78%
Net assets, end of period (000s omitted)	$1,324	$1,399	$1,307	$2,278	$3,388	$4,431

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.74%
Year ended April 30, 2024[1]	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Amount is more than $(0.005).
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[6]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
8 | Allspring Small Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Class R6	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$36.81	$30.68	$35.46	$38.33	$21.56	$24.92
Net investment income	0.44 [2]	0.40 [2]	0.37 [2]	0.33	0.20	0.31
Net realized and unrealized gains (losses) on investments	(1.06)	6.12	(3.79)	(0.80)	16.78	(3.50)
Total from investment operations	(0.62)	6.52	(3.42)	(0.47)	16.98	(3.19)
Distributions to shareholders from
Net investment income	(0.60)	(0.39)	(0.01)	(0.26)	(0.21)	(0.17)
Net realized gains	(2.50)	0.00	(1.35)	(2.14)	0.00	0.00
Total distributions to shareholders	(3.10)	(0.39)	(1.36)	(2.40)	(0.21)	(0.17)
Net asset value, end of period	$33.09	$36.81	$30.68	$35.46	$38.33	$21.56
Total return[3]	(2.99)%	21.25%	(9.95)%	(1.41)%	78.63%	(12.97)%
Ratios to average net assets (annualized)*
Gross expenses	0.88%	0.88%	0.89%	0.89%	0.89%	0.90%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.15%	1.27%	1.11%	0.71%	0.73%	1.22%
Supplemental data
Portfolio turnover rate[4]	114%	107%	87%	70%	62%	78%
Net assets, end of period (000s omitted)	$20,017	$19,936	$14,573	$8,021	$9,007	$6,491

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.74%
Year ended April 30, 2024[1]	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Administrator Class	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$36.36	$30.33	$35.15	$37.98	$21.40	$24.80
Net investment income	0.32 [2]	0.30 [2]	0.28 [2]	0.17 [2]	0.10 [2]	0.21 [2]
Net realized and unrealized gains (losses) on investments	(1.05)	6.04	(3.75)	(0.75)	16.62	(3.43)
Total from investment operations	(0.73)	6.34	(3.47)	(0.58)	16.72	(3.22)
Distributions to shareholders from
Net investment income	(0.46)	(0.31)	0.00	(0.11)	(0.14)	(0.18)
Net realized gains	(2.50)	0.00	(1.35)	(2.14)	0.00	0.00
Total distributions to shareholders	(2.96)	(0.31)	(1.35)	(2.25)	(0.14)	(0.18)
Net asset value, end of period	$32.67	$36.36	$30.33	$35.15	$37.98	$21.40
Total return[3]	(3.27)%	20.89%	(10.20)%	(1.71)%	77.91%	(13.18)%
Ratios to average net assets (annualized)*
Gross expenses	1.23%	1.23%	1.24%	1.24%	1.24%	1.32%
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	0.85%	0.97%	0.86%	0.45%	0.35%	0.82%
Supplemental data
Portfolio turnover rate[4]	114%	107%	87%	70%	62%	78%
Net assets, end of period (000s omitted)	$16,098	$19,037	$17,743	$23,813	$32,721	$15,581

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.74%
Year ended April 30, 2024[1]	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Small Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30		Year ended May 31
Institutional Class	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$36.58	$30.51	$35.30	$38.13	$21.46	$24.86
Net investment income	0.40 [2]	0.37 [2]	0.35 [2]	0.20 [2]	0.15 [2]	0.25
Net realized and unrealized gains (losses) on investments	(1.06)	6.08	(3.78)	(0.71)	16.70	(3.43)
Total from investment operations	(0.66)	6.45	(3.43)	(0.51)	16.85	(3.18)
Distributions to shareholders from
Net investment income	(0.56)	(0.38)	(0.01)	(0.18)	(0.18)	(0.22)
Net realized gains	(2.50)	0.00	(1.35)	(2.14)	0.00	0.00
Total distributions to shareholders	(3.06)	(0.38)	(1.36)	(2.32)	(0.18)	(0.22)
Net asset value, end of period	$32.86	$36.58	$30.51	$35.30	$38.13	$21.46
Total return[3]	(3.10)%	21.15%	(10.03)%	(1.53)%	78.39%	(13.03)%
Ratios to average net assets (annualized)*
Gross expenses	0.98%	0.98%	0.99%	0.99%	0.99%	1.07%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	1.05%	1.15%	1.06%	0.54%	0.52%	1.04%
Supplemental data
Portfolio turnover rate[4]	114%	107%	87%	70%	62%	78%
Net assets, end of period (000s omitted)	$193,986	$253,235	$110,536	$115,479	$72,123	$33,600

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended April 30, 2025	0.74%
Year ended April 30, 2024[1]	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%

[1]	For the eleven months ended April 30, 2024. The Fund changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 11

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Value Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Small Company Value Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of April 30, 2025, the Fund owned 90.89% of Allspring Small Company Value Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the year ended April 30, 2025 are included in this report and should be read in conjunction with the Fund’s financial statements.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
12 | Allspring Small Company Value Fund

Notes to financial statements
As of April 30, 2025, the aggregate cost of all investments for federal income tax purposes was $484,496,005 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$60,355,691
Gross unrealized losses	(0)
Net unrealized gains	$60,355,691
As of April 30, 2025, the Fund had current year deferred post-October capital losses consisting of $17,941,910 in short-term losses and $16,960,433 in long-term gains which will be recognized on the first day of the following fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At April 30, 2025, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation	$544,851,696
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays, generally on a monthly basis,  Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the year ended April 30, 2025, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee, generally paid on a monthly basis, from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Allspring Small Company Value Fund | 13

Notes to financial statements
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through August 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.15%
Class C	1.90
Class R6	0.75
Administrator Class	1.05
Institutional Class	0.85
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended April 30, 2025, Allspring Funds Distributor received $3,857 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended April 30, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio.  Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended April 30, 2025 were $734,803,776 and $823,002,075, respectively.
6.
ACQUISITION
After the close of business on February 23, 2024, the Fund acquired the net assets of Allspring Small Cap Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Allspring Small Cap Fund transferred all of its portfolio securities to Allspring Small Company Value Portfolio (a master portfolio in which it invested all of its assets) in exchange for interests in Allspring Small Company Value Portfolio. Immediately thereafter, Allspring Small Cap Fund transferred all of its equity interests in Allspring Small Company Value Portfolio to Allspring Small Cap Fund in exchange for shares of the Fund. Shareholders holding Class A, Class C, Class R6, Administrator Class and Institutional Class shares of Allspring Small Cap Fund received Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Allspring Small Cap Fund for 1,033,128 shares of the Fund valued at $36,903,924 at an exchange ratio of 0.67, 0.65, 0.70, 0.68 and 0.70 for Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Allspring Small Cap Fund with a fair value of $36,835,763, identified cost of $35,601,989 and unrealized gains (losses) of $1,233,774 at February 23, 2024 was (if portfolio and cash is stated) the principal assets acquired by the Fund. The aggregate net assets of Allspring Small Cap Fund and the Fund immediately prior to the acquisition were $36,903,924 and $500,966,436, respectively. The aggregate net assets of the Fund immediately after the acquisition were $537,870,360. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Allspring Small Cap Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
14 | Allspring Small Company Value Fund

Notes to financial statements
Assuming the acquisition had been completed June 1, 2023, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the eleven months ended April 30, 2024 would have been as follows:
	Net investment income	Net realized and unrealized gains (losses) on investments	Net increase (decrease) in net assets resulting from operations
Small Company Value	$4,495,325	$88,462,885	$92,958,210
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Allspring Small Cap Fund that have been included in the Fund’s Statement of operations since February 24, 2024.
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended April 30, 2025, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended April 30, 2025, eleven months ended April 30, 2024 and year ended May 31, 2023 were as follows:
	Year ended April 30		Year ended May 31,
	2025	2024	2023
Ordinary income	$8,496,380	$4,259,165	$62,215
Long-term capital gain	41,345,048	0	20,897,482
As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:
		Post-October capital losses deferred
Undistributed ordinary income	Unrealized gains	Short-term	Long-term
$1,926,396	$60,355,691	$(17,941,910)	$16,960,433
9.
CONCENTRATION  RISKS
Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sectors, the Fund may in turn be more affected by changes in that sectors than a fund whose investments are not heavily weighted in any sectors. As of the end of the period, the Master Portfolio concentrated its portfolio in investments related to the financial sector.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may
Allspring Small Company Value Fund | 15

Notes to financial statements
recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
12.SUBSEQUENT EVENT
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.
16 | Allspring Small Company Value Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Small Company Value Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of interests held as of April 30, 2025, by correspondence with the transfer agent of the master portfolio. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
June 26, 2025
Allspring Small Company Value Fund | 17

Portfolio of investments—April 30, 2025
Portfolio of investments

	Shares	Value
Common stocks: 98.88%
Communication services: 1.38%
Diversified telecommunication services: 0.55%
IDT Corp. Class B	65,855	$3,309,214
Interactive media & services: 0.83%
Cargurus, Inc.†	126,083	3,525,281
Yelp, Inc. Class A†	41,341	1,450,242
		4,975,523
Consumer discretionary: 12.09%
Automobile components: 0.97%
Patrick Industries, Inc.	61,817	4,758,673
Strattec Security Corp.†	32,495	1,082,733
		5,841,406
Broadline retail: 0.21%
Dillard’s, Inc. Class A	3,541	1,227,523
Diversified consumer services: 3.73%
ADT, Inc.	332,509	2,666,722
Adtalem Global Education, Inc.†	39,327	4,176,528
Carriage Services, Inc. Class A	136,619	5,459,295
Grand Canyon Education, Inc.†	27,179	4,847,918
H&R Block, Inc.	86,522	5,223,333
		22,373,796
Hotels, restaurants & leisure: 2.26%
Brinker International, Inc.†	24,614	3,305,660
Cheesecake Factory, Inc.	109,691	5,525,136
Wyndham Hotels & Resorts, Inc.	55,597	4,742,424
		13,573,220
Household durables: 2.01%
Cavco Industries, Inc.†	9,559	4,720,712
Century Communities, Inc.	40,778	2,224,032
La-Z-Boy, Inc.	58,882	2,325,839
Meritage Homes Corp.	41,087	2,799,669
		12,070,252
Leisure products: 0.18%
Peloton Interactive, Inc. Class A†	155,011	1,068,026
Specialty retail: 2.03%
Abercrombie & Fitch Co. Class A†	9,552	663,100
American Eagle Outfitters, Inc.	151,206	1,592,199
Gap, Inc.	138,592	3,035,165
Murphy USA, Inc.	2,888	1,439,870
RealReal, Inc.†	394,680	2,289,144
The accompanying notes are an integral part of these financial statements.
18 | Allspring Small Company Value Portfolio

Portfolio of investments—April 30, 2025

	Shares	Value
Specialty retail(continued)
Shoe Carnival, Inc.	488	$8,481
Urban Outfitters, Inc.†	59,414	3,135,871
		12,163,830
Textiles, apparel & luxury goods: 0.70%
Carter’s, Inc.	31,764	1,049,800
Skechers USA, Inc. Class A†	65,148	3,128,407
		4,178,207
Consumer staples: 3.19%
Beverages: 0.73%
Coca-Cola Consolidated, Inc.	3,237	4,388,757
Consumer staples distribution & retail: 0.86%
Ingles Markets, Inc. Class A	50,512	3,116,085
Village Super Market, Inc. Class A	55,058	2,028,887
		5,144,972
Food products: 1.60%
Flowers Foods, Inc.	99,366	1,747,848
Ingredion, Inc.	33,585	4,460,760
Lancaster Colony Corp.	20,636	3,359,128
		9,567,736
Energy: 5.10%
Energy equipment & services: 0.86%
Helmerich & Payne, Inc.	271,813	5,134,547
Oil, gas & consumable fuels: 4.24%
Chord Energy Corp.	21,953	1,980,819
Dorian LPG Ltd.	111,180	2,381,476
Magnolia Oil & Gas Corp. Class A	314,172	6,449,951
Matador Resources Co.	116,141	4,592,215
Permian Resources Corp. Class A	588,221	6,941,008
SM Energy Co.	134,934	3,075,146
		25,420,615
Financials: 28.06%
Banks: 16.62%
Ameris Bancorp	147,607	8,649,770
Atlantic Union Bankshares Corp.	200,417	5,551,551
Banner Corp.	134,768	8,239,715
Customers Bancorp, Inc.†	152,594	7,629,700
FB Financial Corp.	182,767	7,778,564
Great Southern Bancorp, Inc.	137,186	7,545,230
Home BancShares, Inc.	306,301	8,499,853
Independent Bank Corp.	252,579	7,693,556
Prosperity Bancshares, Inc.	112,871	7,663,941
Synovus Financial Corp.	162,075	7,021,089
UMB Financial Corp.	64,909	6,138,444
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 19

Portfolio of investments—April 30, 2025

	Shares	Value
Banks(continued)
Wintrust Financial Corp.	76,800	$8,537,856
WSFS Financial Corp.	168,185	8,669,937
		99,619,206
Capital markets: 2.53%
Donnelley Financial Solutions, Inc.†	128,696	6,203,148
Piper Sandler Cos.	18,942	4,567,295
Stifel Financial Corp.	51,503	4,413,292
		15,183,735
Financial services: 2.41%
Euronet Worldwide, Inc.†	18,348	1,818,287
Federal Agricultural Mortgage Corp. Class C	24,626	4,317,676
Jackson Financial, Inc. Class A	77,257	6,019,093
Walker & Dunlop, Inc.	30,063	2,301,022
		14,456,078
Insurance: 3.35%
Genworth Financial, Inc. Class A†	845,145	5,797,695
Kemper Corp.	40,141	2,373,136
Lincoln National Corp.	121,696	3,878,451
Unum Group	103,518	8,039,208
		20,088,490
Mortgage real estate investment trusts (REITs): 3.15%
AGNC Investment Corp.	1,044,040	9,218,873
Annaly Capital Management, Inc.	492,481	9,652,628
		18,871,501
Health care: 6.86%
Health care equipment & supplies: 2.82%
ICU Medical, Inc.†	23,622	3,226,529
Integer Holdings Corp.†	36,348	4,591,116
Masimo Corp.†	31,742	5,109,192
Merit Medical Systems, Inc.†	41,964	3,963,500
		16,890,337
Health care providers & services: 3.45%
Brookdale Senior Living, Inc.†	731,798	4,800,595
Encompass Health Corp.	45,969	5,377,913
Ensign Group, Inc.	30,636	3,951,738
National HealthCare Corp.	23,496	2,220,137
Option Care Health, Inc.†	134,535	4,346,826
		20,697,209
Health care technology: 0.09%
Teladoc Health, Inc.†	78,206	562,301
The accompanying notes are an integral part of these financial statements.
20 | Allspring Small Company Value Portfolio

Portfolio of investments—April 30, 2025

	Shares	Value
Pharmaceuticals: 0.50%
Harmony Biosciences Holdings, Inc.†	30,445	$897,214
Innoviva, Inc.†	110,730	2,069,544
		2,966,758
Industrials: 19.19%
Building products: 1.43%
Gibraltar Industries, Inc.†	15,773	835,180
UFP Industries, Inc.	37,527	3,709,544
Zurn Elkay Water Solutions Corp.	118,920	4,038,523
		8,583,247
Commercial services & supplies: 3.28%
ABM Industries, Inc.	64,068	3,122,674
Brady Corp. Class A	86,368	6,070,807
Brink’s Co.	55,240	4,929,618
Healthcare Services Group, Inc.†	171,958	2,443,523
Liquidity Services, Inc.†	97,334	3,093,274
		19,659,896
Construction & engineering: 1.33%
Limbach Holdings, Inc.†	49,532	4,742,194
MYR Group, Inc.†	23,900	2,923,448
Northwest Pipe Co.†	7,033	297,918
		7,963,560
Electrical equipment: 1.08%
Atkore, Inc.	55,815	3,564,904
EnerSys	19,059	1,650,510
Generac Holdings, Inc.†	5,221	597,178
NuScale Power Corp.†	39,930	661,640
		6,474,232
Ground transportation: 0.76%
ArcBest Corp.	31,786	1,860,117
Lyft, Inc. Class A†	215,980	2,678,152
		4,538,269
Machinery: 6.94%
Allison Transmission Holdings, Inc.	53,066	4,894,808
Atmus Filtration Technologies, Inc.	115,309	3,997,763
Blue Bird Corp.†	83,885	2,925,070
ESCO Technologies, Inc.	29,058	4,546,124
Federal Signal Corp.	58,192	4,738,575
Kadant, Inc.	6,498	1,916,910
Miller Industries, Inc.	82,087	3,349,971
Mueller Water Products, Inc. Class A	199,197	5,226,929
Standex International Corp.	18,413	2,603,966
Tennant Co.	15,738	1,135,654
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 21

Portfolio of investments—April 30, 2025

	Shares	Value
Machinery(continued)
Timken Co.	18,479	$1,187,276
Watts Water Technologies, Inc. Class A	24,344	5,057,466
		41,580,512
Marine transportation: 0.85%
Matson, Inc.	46,848	5,110,648
Professional services: 1.75%
CBIZ, Inc.†	54,332	3,700,009
Korn Ferry	31,388	1,936,640
Paycom Software, Inc.	21,339	4,830,936
		10,467,585
Trading companies & distributors: 1.77%
Boise Cascade Co.	43,710	4,077,269
GATX Corp.	32,519	4,746,473
Rush Enterprises, Inc. Class A	35,680	1,819,323
		10,643,065
Information technology: 7.81%
Electronic equipment, instruments & components: 4.77%
Belden, Inc.	52,822	5,446,477
CTS Corp.	15,120	575,770
ePlus, Inc.†	44,965	2,804,017
Insight Enterprises, Inc.†	29,479	4,076,356
OSI Systems, Inc.†	25,588	5,238,887
PC Connection, Inc.	72,541	4,500,444
Sanmina Corp.†	77,337	5,938,708
		28,580,659
IT services: 0.93%
EPAM Systems, Inc.†	8,711	1,366,843
Kyndryl Holdings, Inc.†	129,601	4,201,664
		5,568,507
Semiconductors & semiconductor equipment: 1.21%
Cirrus Logic, Inc.†	57,143	5,488,014
FormFactor, Inc.†	63,411	1,784,385
		7,272,399
Software: 0.90%
ACI Worldwide, Inc.†	69,434	3,704,998
LiveRamp Holdings, Inc.†	65,065	1,702,101
		5,407,099
Materials: 5.28%
Chemicals: 2.54%
Cabot Corp.	35,140	2,759,896
Core Molding Technologies, Inc.†	62,371	959,266
The accompanying notes are an integral part of these financial statements.
22 | Allspring Small Company Value Portfolio

Portfolio of investments—April 30, 2025

	Shares	Value
Chemicals(continued)
Hawkins, Inc.	40,703	$4,956,811
NewMarket Corp.	10,678	6,570,173
		15,246,146
Construction materials: 1.45%
Eagle Materials, Inc.	18,129	4,104,224
Knife River Corp.†	48,843	4,560,960
		8,665,184
Metals & mining: 0.80%
Coeur Mining, Inc.†	96,105	533,383
Hecla Mining Co.	100,406	574,322
MP Materials Corp.†	27,002	660,469
Worthington Steel, Inc.	118,715	3,046,227
		4,814,401
Paper & forest products: 0.49%
Sylvamo Corp.	48,846	2,912,198
Real estate: 6.40%
Industrial REITs: 0.98%
STAG Industrial, Inc.	177,052	5,848,027
Office REITs: 0.92%
Vornado Realty Trust	156,740	5,529,787
Retail REITs: 2.92%
Agree Realty Corp.	67,288	5,222,222
Brixmor Property Group, Inc.	249,315	6,210,437
Tanger, Inc.	192,579	6,068,164
		17,500,823
Specialized REITs: 1.58%
CubeSmart	110,877	4,509,368
PotlatchDeltic Corp.	129,700	4,979,183
		9,488,551
Utilities: 3.52%
Electric utilities: 1.75%
IDACORP, Inc.	43,930	5,187,694
Pinnacle West Capital Corp.	55,886	5,319,229
		10,506,923
Gas utilities: 0.87%
MDU Resources Group, Inc.	304,187	5,213,765
Water utilities: 0.90%
American States Water Co.	66,235	5,372,321
Total common stocks (Cost $490,246,296)		592,721,043
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 23

Portfolio of investments—April 30, 2025

	Shares	Value
Investment companies: 0.11%
Exchange-traded funds: 0.11%
iShares Russell 2000 Value ETF	4,550	$658,840
Total investment companies (Cost $619,169)		658,840

		Yield
Short-term investments: 1.04%
Investment companies: 1.04%
Allspring Government Money Market Fund Select Class♠∞		4.26%	6,270,725	6,270,725
Total short-term investments (Cost $6,270,725)				6,270,725
Total investments in securities (Cost $497,136,190)	100.03%			599,650,608
Other assets and liabilities, net	(0.03)			(205,269)
Total net assets	100.00%			$599,445,339

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,273,563	$103,728,955	$(104,731,793)	$0	$0	$6,270,725	6,270,725	$320,854
The accompanying notes are an integral part of these financial statements.
24 | Allspring Small Company Value Portfolio

Statement of assets and liabilities—April 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $490,865,465)	$593,379,883
Investments in affiliated securities, at value (cost $6,270,725)	6,270,725
Cash	54
Receivable for investments sold	4,299,787
Receivable for dividends	502,170
Prepaid expenses and other assets	119
Total assets	604,452,738
Liabilities
Payable for investments purchased	4,630,309
Advisory fee payable	347,091
Accrued expenses and other liabilities	29,999
Total liabilities	5,007,399
Total net assets	$599,445,339
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 25

Statement of operations—year ended April 30, 2025
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $35,921)	$13,106,631
Income from affiliated securities	320,854
Interest	2,644
Total investment income	13,430,129
Expenses
Advisory fee	5,597,476
Custody and accounting fees	37,004
Professional fees	58,104
Registration fees	103
Interest holder report expenses	3,348
Trustees’ fees and expenses	17,575
Other fees and expenses	19,543
Total expenses	5,733,153
Less: Fee waivers and/or expense reimbursements	(507,821)
Net expenses	5,225,332
Net investment income	8,204,797
Realized and unrealized gains (losses) on investments
Net realized gains on investments	28,244,177
Net change in unrealized gains (losses) on investments	(47,928,647)
Net realized and unrealized gains (losses) on investments	(19,684,470)
Net decrease in net assets resulting from operations	$(11,479,673)
The accompanying notes are an integral part of these financial statements.
26 | Allspring Small Company Value Portfolio

Statement of changes in net assets
Statement of changes in net assets
	Year ended April 30, 2025	Year ended April 30, 2024[1]	Year ended May 31, 2023
Operations
Net investment income	$8,204,797	$6,670,522	$6,611,825
Net realized gains (losses) on investments	28,244,177	33,937,138	(12,010,456)
Net change in unrealized gains (losses) on investments	(47,928,647)	61,235,908	(51,512,308)
Net increase (decrease) in net assets resulting from operations	(11,479,673)	101,843,568	(56,910,939)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	36,714,380	187,185,263	41,481,218
Withdrawals	(142,370,529)	(77,896,474)	(75,314,113)
Net increase (decrease) in net assets resulting from capital share transactions	(105,656,149)	109,288,789	(33,832,895)
Total increase (decrease) in net assets	(117,135,822)	211,132,357	(90,743,834)
Net assets
Beginning of period	716,581,161	505,448,804	596,192,638
End of period	$599,445,339	$716,581,161	$505,448,804
1 For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 27

Financial highlights
Financial highlights

	Year ended April 30		Year ended May 31
	2025	2024[1]	2023	2022	2021	2020
Total return[2]	(2.96)%	21.34%	(9.95)%	(1.78)%	78.76%	(13.74)%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.82%	0.83%	0.83%	0.83%	0.82%
Net expenses[3]	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	1.16%	1.27%	1.17%	0.72%	0.71%	1.15%
Supplemental Data
Portfolio turnover rate	114%	107%	87%	70%	62%	78%

[1]	For the eleven months ended April 30, 2024. The Portfolio changed its fiscal year end from May 31 to April 30, effective April 30, 2024.
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[3]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
28 | Allspring Small Company Value Portfolio

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Value Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Small Company Value Portfolio | 29

Notes to financial statements
As of April 30, 2025, the aggregate cost of all investments for federal income tax purposes was $510,546,550 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$116,045,903
Gross unrealized losses	(26,941,845)
Net unrealized gains	$89,104,058
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$8,284,737	$0	$0	$8,284,737
Consumer discretionary	72,496,260	0	0	72,496,260
Consumer staples	19,101,465	0	0	19,101,465
Energy	30,555,162	0	0	30,555,162
Financials	168,219,010	0	0	168,219,010
Health care	41,116,605	0	0	41,116,605
Industrials	115,021,014	0	0	115,021,014
Information technology	46,828,664	0	0	46,828,664
Materials	31,637,929	0	0	31,637,929
Real estate	38,367,188	0	0	38,367,188
Utilities	21,093,009	0	0	21,093,009
Investment companies	658,840	0	0	658,840
Short-term investments
Investment companies	6,270,725	0	0	6,270,725
Total assets	$599,650,608	$0	$0	$599,650,608
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2025, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the
30 | Allspring Small Company Value Portfolio

Notes to financial statements
Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.800%
Next $500 million	0.775
Next $1 billion	0.750
Next $1 billion	0.725
Next $1 billion	0.700
Over $4 billion	0.680
For the year ended April 30, 2025, the advisory fee was equivalent to an annual rate of 0.79% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the year ended April 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended April 30, 2025 were $801,083,808 and $897,109,628, respectively.
6.
BANK BORROWINGS
The Portfolio, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to portfolio interest holder redemption requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended April 30, 2025, there were no borrowings by the Portfolio under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in financial sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Portfolio has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Portfolio acts as the Portfolio’s CODM. For the periods presented, the Portfolio operated as a single operating segment.
Allspring Small Company Value Portfolio | 31

Notes to financial statements
The CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Portfolio’s prospectus which is executed by the Portfolio’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Portfolio’s single segment. This information is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
32 | Allspring Small Company Value Portfolio

Report of independent registered public accounting firm
To the Interest Holders of the Portfolio and Board of Trustees
Allspring Master Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Small Company Value Portfolio (the Portfolio), one of the portfolios constituting Allspring Master Trust, including the portfolio of investments, as of April 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period from June 1, 2023 to April 30, 2024 and the year ended May 31, 2023, and the financial highlights for the year then ended, the period from June 1, 2023 to April 30, 2024 and each of the years in the four-year period ended May 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
June 26, 2025
Allspring Small Company Value Portfolio | 33

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 100% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended April 30, 2025.
Pursuant to Section 852 of the Internal Revenue Code, $41,345,048 was designated as a 20% rate gain distribution for the fiscal year ended
April 30, 2025.
Pursuant to Section 854 of the Internal Revenue Code, $8,496,273 of income dividends paid during the fiscal year ended April 30, 2025 has been designated as qualified dividend income (QDI).
For the fiscal year ended April 30, 2025, $211,204 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

34 | Allspring Small Company Value Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Small Company Value Fund | 35

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR1815 04-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Master Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Master Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Master Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: June 26, 2025

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: June 26, 2025